UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04347

GMO Trust
(Exact name of registrant as specified in charter)

40 Rowes Wharf, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Scott Eston, Chief Executive Officer, 40 Rowes Wharf, Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code:		617-346-7646

Date of fiscal year end:	02/28/08

Date of reporting period:	05/31/07

Item 1. Schedule of Investments.

The Schedules of Investments for each series of the registrant for the periods ended May 31, 2007 are filed herewith.

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2007 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 90.6%

	United States — 90.6%
	Affiliated Issuers
8,786,947	GMO Emerging Markets Fund, Class VI	209,744,424
11,903,590	GMO International Growth Equity Fund, Class IV	409,007,340
10,602,332	GMO International Intrinsic Value Fund, Class IV	406,917,502
29,564,503	GMO U.S. Core Equity Fund, Class VI	444,354,475
10,253,803	GMO U.S. Quality Equity Fund, Class VI	239,939,001
		1,709,962,742

	TOTAL MUTUAL FUNDS (COST $1,513,744,628)	1,709,962,742

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 7.6%
94,700,000	Rabobank Time Deposit, 5.30%, due 06/01/07	94,700,000
49,600,000	Toronto Dominion Bank Time Deposit, 5.29%, due 06/01/07	49,600,000

	TOTAL SHORT-TERM INVESTMENTS (COST $144,300,000)	144,300,000

	TOTAL INVESTMENTS — 98.2% (Cost $1,658,044,628)	1,854,262,742

	Other Assets and Liabilities (net) — 1.8%	33,087,133

	TOTAL NET ASSETS — 100.0%	$1,887,349,875

As of May 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,658,240,567	$196,022,175	$—	$196,022,175

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these affiliated issuers during the period ended May 31, 2007 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Emerging Markets Fund, Class VI	$194,843,664	$8,550,000	$23,694,000	$—	$—	$209,744,424

GMO International Growth Equity Fund, Class IV	397,932,659	9,855,000	36,229,000	—	—	409,007,340

GMO International Intrinsic Value Fund, Class IV	399,488,346	8,799,000	36,427,000	—	—	406,917,502

GMO U.S. Core Equity Fund, Class VI	421,080,896	43,829,304	29,466,000	2,165,606	21,390,698	444,354,475

GMO U.S. Quality Equity Fund, Class VI	228,372,215	10,201,563	15,812,000	1,014,563	—	239,939,001

Totals	$1,641,717,780	$81,234,867	$141,628,000	$3,180,169	$21,390,698	$1,709,962,742

A summary of outstanding financial instruments at May 31, 2007 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)

Buys

8/24/07	AUD	1,276,000	$1,054,287	$(835)
8/24/07	CHF	1,358,000	1,116,130	(9,386)
8/24/07	DKK	3,261,000	590,506	(4,502)
8/24/07	EUR	4,537,000	6,122,080	(48,326)
8/24/07	GBP	2,211,000	4,374,409	(36,602)
8/24/07	HKD	5,286,000	678,101	171
8/24/07	JPY	493,076,000	4,095,091	(77,826)
8/24/07	NOK	4,139,000	687,488	(3,118)
8/24/07	NZD	178,000	130,397	109
8/24/07	SEK	3,474,000	504,172	(9,933)
8/24/07	SGD	950,000	625,053	(7,033)

			$19,977,714	$(197,281)

Sales

8/24/07	AUD	10,437,990	$8,624,321	$(61,229)
8/24/07	CHF	11,606,058	9,538,933	(35,542)
8/24/07	DKK	725,000	131,284	36
8/24/07	DKK	8,652,400	1,566,787	(694)
8/24/07	EUR	18,209,555	24,571,381	8,926
8/24/07	EUR	19,228,740	25,946,638	(4,486)
8/24/07	GBP	16,819,306	33,276,585	(96,020)
8/24/07	HKD	21,821,920	2,799,371	(3,224)
8/24/07	JPY	3,328,731,357	27,645,750	87,186
8/24/07	JPY	345,212,000	2,867,052	(2,982)
8/24/07	NOK	11,334,988	1,882,743	(3,456)
8/24/07	NZD	451,989	331,112	(4,579)
8/24/07	SEK	24,042,641	3,489,239	47,184
8/24/07	SEK	2,129,000	308,976	(44)
8/24/07	SGD	2,941,188	1,935,155	(1,640)

			$144,915,327	$(70,564)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)

Sales

177	CAC 40	June 2007	$14,504,087	$(391,690)
44	DAX	June 2007	11,678,029	(1,686,994)
244	FTSE 100	June 2007	31,931,014	(1,930,539)
19	HANG SENG	June 2007	2,517,574	(20,933)
29	IBEX 35	June 2007	5,983,277	(258,165)
205	OMXS 30	June 2007	3,792,236	(29,133)
376	Russell 2000	June 2007	159,518,000	(10,209,904)
1,215	S&P 500	June 2007	465,618,375	(35,103,172)
19	S&P/MIB	June 2007	5,516,896	(434,280)
64	SPI 200	June 2007	8,389,140	(591,346)
203	TOPIX	June 2007	29,324,076	(945,111)
			$738,772,704	$(51,601,267)

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Pay	Receive	Market Value
150,062,498	USD	3/7/2008	Citi Group	S&P Mid Cap Index	3 month LIBOR - 0.70%	$(14,844,432)

729,885,645	USD	6/15/2007	Deutsche Bank	MSCI EAFE Equity Index	3 month LIBOR - 0.70%	(70,593,483)

				Premiums to (Pay) Receive	$—	$(85,437,915)

As of May 31, 2007, for the futures and swap contracts held, the Fund had sufficient cash and/or securities to cover any margin requirements and/or collateral of the relevant broker or exchange.

Notes to Schedule of Investments:

LIBOR - London Interbank Offered Rate
Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE.  As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.  As of May 31, 2007, 47.72% of the Net Assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on models used by a third party vendor.

Currency Abbreviations:

AUD - Australian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

May 31, 2007 (Unaudited)

Shares / Par Value ($)	Description	Value ($)

	MUTUAL FUNDS — 71.0%

	Affiliated Issuers — 71.0%
4,720,659	GMO Short-Duration Collateral Fund	122,689,918

	TOTAL MUTUAL FUNDS (COST $120,863,968)	122,689,918

	SHORT-TERM INVESTMENTS — 24.6%

	Money Market Funds — 4.9%
8,437,973	Merrimac U.S. Dollar Cash Fund-Premium Class (a)	8,437,973

	Other Short-Term Investments — 19.7%
1,600,000	Fannie Mae Discount Note, 5.11%, due 08/01/07 (a)	1,586,080
5,700,000	Fannie Mae Discount Note, 5.10%, due 09/28/07 (a)	5,603,670
7,500,000	Federal Farm Credit Bank Discount Note, 5.08%, due 06/19/07 (a)	7,480,950
7,300,000	Federal Home Loan Bank Discount Note, 5.07%, due 06/15/07 (a)	7,285,607
3,000,000	Freddie Mac Discount Note, 5.12%, due 08/03/07 (a)	2,973,000
4,300,000	Freddie Mac Discount Note, 5.10%, due 09/21/07 (a)	4,231,630
5,000,000	U.S. Treasury Bill, 4.88%, due 08/30/07 (a) (b)	4,942,500
	Total Other Short-Term Investments	34,103,437

	TOTAL SHORT-TERM INVESTMENTS (COST $42,538,477)	42,541,410

	TOTAL INVESTMENTS — 95.6% (Cost $163,402,445)	165,231,328

	Other Assets and Liabilities (net) — 4.4%	7,638,749

	TOTAL NET ASSETS — 100.0%	$172,870,077

As of May 31, 2007, the approximate cost for U.S federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$165,854,898	$616,521	$(1,240,091)	$(623,570)

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of this affiliated issuer during the period ended May 31, 2007 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Short-Duration Collateral Fund	$124,605,003	$—	$3,500,000	$—	$—	$122,689,918
Totals	$124,605,003	$—	$3,500,000	$—	$—	$122,689,918

A summary of outstanding financial instruments at May 31, 2007 is as follows:

Futures Contracts (a)

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)

Buys

138	Cocoa	July 2007	$2,598,540	$(27,941)
34	Copper	July 2007	2,886,175	(200,954)
33	Corn	July 2007	643,913	33,664
18	Gasoline RBOB	July 2007	1,665,619	(57,466)
37	Gold 100 OZ	August 2007	2,466,790	3,619
16	Live Cattle	August 2007	585,440	(10,971)
14	Silver	July 2007	942,900	(33,218)
39	Soybean	July 2007	1,572,187	83,197
132	Soybean Oil	July 2007	2,828,232	188,358
				$(21,712)

Sales

74	Coffee “C”	July 2007	$3,105,225	$(16,889)
228	Cotton No. 2	July 2007	5,819,700	147,276
63	Crude Oil	July 2007	4,032,630	4,701
29	Heating Oil	July 2007	2,293,616	12,536
102	Lean Hogs	July 2007	3,040,620	(22,877)
29	Natural Gas	July 2007	2,301,150	45,237
10	Soybean Meal	July 2007	216,900	(9,128)
135	Sugar (World)	July 2007	1,412,208	81,475
45	Wheat	July 2007	1,163,250	(76,341)
				$165,990

Swap Agreements

Total Return Swaps (a)

Notional Amount		Expiration Date	Counterparty	Pay	Receive	Market Value
87,054,596	USD	4/12/2008	Barclays	3 month T-Bill + 0.19%	Return on DJ-AIG Commodity Total Return Index	$212,647
				Premiums to (Pay) Receive	$—	$212,647

Notes to Schedule of Investments:

(a)	All or a portion of this security is owned by GMO Alternative Asset SPC Ltd., which is a 100% owned subsidiary of GMO Alternative Asset Opportunity Fund.
(b)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and/or collateral on open swap contracts.

Certain securities held by the Fund or the underlying funds are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the value that would be realized if the secutities were sold and the differences could be material.  As of May 31, 2007, the total value of these securities represented 26.56% of net assets.

Currency Abbreviation:

USD - United States Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov.

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2007 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
28,461,290	GMO Alpha Only Fund, Class IV	300,835,833
1,750,333	GMO Alternative Asset Opportunity Fund	50,409,584
2,392,521	GMO Emerging Country Debt Fund, Class IV	26,772,314
12,786,083	GMO Emerging Markets Fund, Class VI	305,203,807
6,290,122	GMO Inflation Indexed Plus Bond Fund, Class VI	159,328,785
1,134,082	GMO International Growth Equity Fund, Class IV	38,967,043
1,011,568	GMO International Intrinsic Value Fund, Class IV	38,823,984
9,070,115	GMO Strategic Fixed Income Fund, Class VI	231,106,539
7,804,482	GMO U.S. Quality Equity Fund, Class VI	182,624,876
	TOTAL MUTUAL FUNDS (COST $1,192,451,702)	1,334,072,765

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.0%

30,510	Citigroup Global Markets Repurchase Agreement, dated 05/31/07, due 06/01/07, with a maturity value of $30,514 and an effective yield of 4.25%, collateralized by a U.S. Treasury Bond with a rate of 8.13%, maturity date of 08/15/19 and a market value, including accrued interest, of $31,120.	30,510

	TOTAL SHORT-TERM INVESTMENTS (COST $30,510)	30,510

	TOTAL INVESTMENTS — 100.0% (Cost $1,192,482,212)	1,334,103,275

	Other Assets and Liabilities (net) — 0.0%	40,466

	TOTAL NET ASSETS — 100.0%	$1,334,143,741

As of May 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,196,957,103	$137,146,172	$—	$137,146,172

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these affiliated issuers during the period ended May 31, 2007 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Alpha Only Fund, Class IV	$298,510,368	$15,000	$2,256,336	$—	$—	$300,835,833

GMO Alternative Asset Opportunity Fund	52,680,617	—	2,755,731	—	—	50,409,584

GMO Emerging Country Debt Fund, Class IV	27,366,474	—	1,747,200	—	—	26,772,314

GMO Emerging Markets Fund, Class VI	350,694,222	—	85,393,269	—	—	305,203,807

GMO Inflation Indexed Plus Bond Fund, Class VI	162,776,234	—	2,500,983	—	—	159,328,785

GMO International Growth Equity Fund, Class IV	39,254,064	—	3,942,549	—	—	38,967,043

GMO International Intrinsic Value Fund, Class IV	38,941,954	—	3,523,409	—	—	38,823,984

GMO International Small Companies Fund, Class III	13,336,722	461,656	13,265,466	—	461,656	—

GMO Strategic Fixed Income Fund, Class VI	225,145,879	6,535,095	2,965,714	—	—	231,106,539

GMO U.S. Quality Equity Fund, Class VI	87,702,351	81,998,490	501,543	740,226	—	182,624,876

Totals	$1,296,408,885	$89,010,241	$118,852,200	$740,226	$461,656	$1,334,072,765

Notes to Schedule of Investments:

Certain securities held by the Fund or the underlying funds are valued on the basis of a price provided by a single source.  The prices provided may differ from the value that would be realized if the securities were sold and the differences could be material.  As of May 31, 2007, the total value of these securities represented 11.16% of net assets.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE.  As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.  As of May 31, 2007, 32.42% of the Net Assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on models used by a third party vendor.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2007 (Unaudited)

Par Value		Description	Value ($)

		DEBT OBLIGATIONS — 9.0%

		Albania — 0.4%

		Foreign Government Obligations
USD	15,681,227	Republic of Albania Par Bond, Zero Coupon, due 08/31/25 (a) (b)	5,632,099

		Austria — 0.4%

		Corporate Debt
GBP	500,000	Bank Austria Creditanstalt AG, 8.38%, due 11/04/11	1,069,383
USD	4,175,000	Bank Austria Creditanstalt AG, 144A, 7.25%, due 02/15/17	4,674,748
		Total Austria	5,744,131

		Canada — 0.3%

		Foreign Government Obligations
CAD	4,000,000	Government of Canada (Cayman), 7.25%, due 06/01/08	3,819,334

		United States — 7.9%

		Corporate Debt — 1.7%
USD	5,000,000	Eastman Chemical Co., 7.25%, due 01/15/24	5,209,000
USD	10,000,000	General Electric Capital Corp. MTN, 5.88%, due 02/15/12	10,300,400
USD	5,000,000	Target Corp, 4.00%, due 06/15/13	4,613,000
USD	5,000,000	Verizon Global Funding Corp, 4.38%, due 06/01/13	4,689,500
			24,811,900

		U.S. Government — 5.8%
USD	57,182,850	U.S. Treasury Inflation Indexed Note, 3.63%, due 01/15/08 (c) (d)	57,424,090
USD	5,000,000	U.S. Treasury Note, 4.00%, due 09/30/07 (c)	4,984,375
USD	10,100,000	U.S. Treasury Receipts, 0.00%, due 02/15/10 (b)	8,722,880
USD	10,100,000	U.S. Treasury Receipts, 0.00%, due 02/15/12 (b)	7,815,551
USD	10,100,000	U.S. Treasury Receipts, 0.00%, due 08/15/12 (b)	7,618,023
			86,564,919

		U.S. Government Agency — 0.4%
USD	6,000,000	Fannie Mae, TBA, 5.50%, due 06/01/37	5,853,750
		Total United States	117,230,569

		TOTAL DEBT OBLIGATIONS (COST $130,284,405)	132,426,133

Principal Amount		Description	Value ($)

		OPTIONS PURCHASED — 0.7%

		Currency Options — 0.7%
AUD	330,000,000	AUD Call/USD Put, Expires 07/19/07, Strike 0.81	7,648,357
EUR	82,300,000	EUR Call/USD Put, Expires 10/23/07, Strike 1.32	3,290,564
GBP	123,000,000	GBP Put/USD Call, Expires 06/05/07, Strike 1.92	—
		Total Currency Options	10,938,921

		TOTAL OPTIONS PURCHASED (COST $6,070,698)	10,938,921

Shares	Description	Value ($)

	PREFERRED STOCKS — 0.1%

	United States — 0.1%
10,000	Home Ownership Funding 2 Preferred 144A, 13.34%	1,461,729

	TOTAL PREFERRED STOCKS (COST $2,138,851)	1,461,729

Shares	Description	Value ($)

	MUTUAL FUNDS — 92.1%

	United States — 92.1%

	Affiliated Issuers
4,079,581	GMO Emerging Country Debt Fund, Class IV	45,650,515
39,225,989	GMO Short-Duration Collateral Fund	1,019,483,442
93,858	GMO Special Purpose Holding Fund (b) (e)	134,217
11,153,897	GMO World Opportunity Overlay Fund	295,801,357
	Total United States	1,361,069,531

	TOTAL MUTUAL FUNDS (COST $1,349,561,068)	1,361,069,531

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
1,417,890	Merrimac Cash Series-Premium Class	1,417,890

	TOTAL SHORT-TERM INVESTMENTS (COST $1,417,890)	1,417,890

	TOTAL INVESTMENTS — 102.0% (Cost $1,489,472,912)	1,507,314,204

	Other Assets and Liabilities (net) — (2.0%)	(30,069,232)

	TOTAL NET ASSETS — 100.0%	$1,477,244,972

As of May 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$ 1,504,055,802	$8,254,510	$(4,996,108)	$3,258,402

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these affiliated issuers during the period ended May 31, 2007 is set forth below:

	Value,				Distributions
	beginning of		Sales	Dividend	of Realized	Value, end
Affiliate	period	Purchases	Proceeds	Income	Gains	of period
GMO Emerging Country Debt Fund, Class IV	$73,734,690	$—	$30,200,000	$—	$—	$45,650,515
GMO Short-Duration Collateral Fund	1,648,269,872	117,400,000	760,500,000	—	—	1,019,483,442
GMO Special Purpose Holding Fund	132,340	—	—	—	574,926	134,217
GMO World Opportunity Overlay Fund	475,441,813	8,500,000	194,275,000	—	—	295,801,357
Totals	$2,197,578,715	$125,900,000	$984,975,000	$—	$574,926	$1,361,069,531

A summary of outstanding financial instruments at May 31, 2007 is as follows:

Forward Currency Contracts

Settlement					Net Unrealized
Date	Deliver		In Exchange For		Appreciation

6/05/2007	USD	156,148,663	CAD	173,000,000	$5,613,706
6/12/2007	SEK	463,301,678	EUR	50,100,000	445,680
6/19/2007	USD	115,562,452	GBP	58,400,000	62,668
6/26/2007	CHF	60,300,000	USD	50,143,548	821,852
7/10/2007	USD	50,366,334	NZD	68,800,000	215,983
7/17/2007	USD	26,539,626	EUR	19,700,000	7,823
7/17/2007	EUR	236,500,000	USD	321,961,167	3,257,012
7/24/2007	JPY	36,360,000,000	USD	305,817,634	5,114,210
7/31/2007	EUR	78,000,000	NOK	638,614,080	863,036
8/14/2007	CAD	14,400,000	USD	13,493,317	2,997
					$16,404,967

Settlement					Net Unrealized
Date	Deliver		In Exchange For		Depreciation

6/01/2007	CHF	984,600	USD	803,689	$(197)
6/01/2007	SEK	2,711,400	USD	391,007	(848)
6/05/2007	CAD	173,000,000	USD	149,750,488	(12,011,880)
6/19/2007	USD	14,595,794	GBP	7,300,000	(142,654)
6/26/2007	USD	161,422,252	CHF	193,400,000	(3,232,932)
6/26/2007	CHF	13,400,000	USD	10,909,938	(50,439)
7/10/2007	USD	22,755,556	NZD	30,800,000	(111,147)
7/24/2007	JPY	2,440,000,000	USD	20,149,802	(29,415)
8/07/2007	AUD	178,400,000	USD	146,378,449	(1,103,047)
8/14/2007	CAD	53,700,000	USD	50,288,197	(19,451)
8/15/2007	CHF	22,406,544	EUR	13,600,000	(55,074)
					$(16,757,084)

Futures Contracts

				Net Unrealized
Number of		Expiration	Contract	Appreciation
Contracts	Type	Date	Value	(Depreciation)

Buys

1,106	Australian Government Bond 10 Yr.	June 2007	$91,480,212	$(960,391)
1,817	Australian Government Bond 3 Yr.	June 2007	149,603,850	(329,697)
441	Euro BOBL	June 2007	63,219,510	(858,224)
961	Euro Bund	June 2007	144,888,891	(2,912,391)
				$(5,060,703)

Sales

1,698	Canadian Government Bond 10 Yr.	September 2007	$176,975,542	$867,131
292	Japanese Government Bond 10 Yr. (TSE)	June 2007	319,520,460	2,600,006
813	U.S. Long Bond (CBT)	September 2007	88,718,625	779,936
1,065	U.S. Treasury Note 10 Yr.	September 2007	113,289,375	345,915
1,201	U.S. Treasury Note 2 Yr. (CBT)	September 2007	244,760,047	578,098
679	U.S. Treasury Note 5 Yr. (CBT)	September 2007	70,913,063	196,795
402	UK Gilt Long Bond	September 2007	83,985,981	164,484
				$5,532,365

Swap Agreements

   Credit Default Swaps

Notional		Expiration			Annual	Deliverable	Market
Amount		Date	Counterparty	Receive (Pay)	Premium	On Default	Value
10,000,000	USD	12/20/2008	Lehman Brothers	Receive	0.27%	Federal Home Loan Bank System	$39,972
350,000,000	USD	12/20/2008	JP Morgan Chase Bank	(Pay)	0.15%	Reference security within CDX Index	(420,837)
5,000,000	USD	12/20/2009	Deutsche Bank AG	Receive	0.25%	AT&T Wireless Services, Inc.	25,349
5,000,000	USD	12/20/2009	Barclays Bank PLC	Receive	0.30%	Boeing Capital Corp.	34,583
5,000,000	USD	12/20/2009	Deutsche Bank AG	Receive	0.66%	Daimler-Chrysler AG	70,642
5,000,000	USD	12/20/2009	Barclays Bank PLC	Receive	0.39%	SBC Communications, Inc.	40,219
5,000,000	USD	12/20/2009	Deutsche Bank AG	Receive	0.35%	The Kroger Co.	24,038
5,000,000	USD	12/20/2009	Barclays Bank PLC	Receive	0.38%	Weyerhaeuser Co.	25,470
5,000,000	USD	6/20/2010	Barclays Bank PLC	Receive	0.29%	Merrill Lynch & Co., Inc.	21,152
5,000,000	USD	6/20/2010	Lehman Brothers	Receive	0.40%	PSEG Power LLC	36,687
5,000,000	USD	6/20/2010	Lehman Brothers	Receive	0.20%	Royal Bank of Scotland PLC	25,350
5,000,000	USD	6/20/2010	UBS AG	Receive	0.52%	TXU Electric Delivery Co.	(77,576)
5,000,000	USD	6/20/2010	Barclays Bank PLC	Receive	0.17%	Wachovia Corp.	14,844
5,000,000	USD	12/20/2010	Barclays Bank PLC	Receive	0.20%	Bank of America Corp.	16,798
5,000,000	USD	12/20/2010	Barclays Bank PLC	Receive	0.19%	Citigroup, Inc.	15,112
5,000,000	USD	12/20/2010	Deutsche Bank AG	Receive	0.75%	Enterprise Products Partners LP	98,428
5,000,000	USD	12/20/2010	Citigroup	Receive	0.39%	Exelon Generation Co. LLC	21,810
5,000,000	USD	12/20/2010	Barclays Bank PLC	Receive	0.45%	First Energy Corp.	57,677
5,000,000	USD	12/20/2010	Barclays Bank PLC	Receive	0.28%	JP Morgan Chase Bank	26,364
5,000,000	USD	12/20/2010	UBS AG	Receive	0.47%	Progress Energy, Inc.	70,495
5,000,000	USD	3/20/2011	Barclays Bank PLC	Receive	0.25%	Bell South	30,140
2,000,000	USD	6/20/2011	UBS AG	Receive	0.32%	Boston Properties Limited Partnership	806
3,000,000	USD	6/20/2011	Bank of America, N.A.	Receive	0.14%	Credit Suisse First Boston (USA), Inc.	4,929
5,000,000	USD	6/20/2011	Citigroup	Receive	0.37%	Deutsche Telekom International Finance B.V.	36,910
2,000,000	USD	6/20/2011	UBS AG	Receive	0.26%	ERP Operating LP	(5,713)
4,000,000	USD	6/20/2011	Barclays Bank PLC	Receive	0.20%	Morgan Stanley	(4,223)
2,000,000	USD	6/20/2011	Barclays Bank PLC	Receive	0.30%	Prologis	3,375
5,000,000	USD	6/20/2011	Citigroup	Receive	0.49%	Telecom Italia SpA	42,838
3,000,000	USD	6/20/2011	Barclays Bank PLC	Receive	0.08%	US Bancorp	(1,133)
2,000,000	USD	12/20/2011	Barclays Bank PLC	Receive	0.04%	UBS	(1,273)

2,000,000	USD	12/20/2011	Barclays Bank PLC	Receive	0.11%	Wachovia	779
5,000,000	USD	3/20/2013	Barclays Bank PLC	Receive	0.25%	Goldman Sachs Group, Inc.	(2,015)
2,000,000	USD	12/20/2013	UBS AG	Receive	0.34%	CIT	(15,387)
3,000,000	USD	12/20/2013	Lehman Brothers	Receive	0.25%	Mid America Energy	(8,387)
2,000,000	USD	12/20/2013	Barclays Bank PLC	Receive	0.25%	SLM Corp.	(186,800)
9,920,000	USD	3/20/2015	JP Morgan Chase Bank	Receive	0.70%	Reference security within CDX Index	62,882
25,000,000	USD	6/20/2015	JP Morgan Chase Bank	Receive	0.65%	Reference security within CDX Index	155,579
5,000,000	USD	6/20/2015	Lehman Brothers	Receive	0.65%	Reference security within CDX Index	31,116
1,000,000	USD	12/20/2016	UBS AG	Receive	0.15%	Bank of America	(1,943)
1,000,000	USD	12/20/2016	UBS AG	Receive	0.12%	Citigroup	(3,258)
1,000,000	USD	12/20/2016	Bank of America, N.A.	Receive	0.17%	GECC	(1,172)
1,000,000	USD	12/20/2016	Bank of America, N.A.	Receive	0.22%	JP Morgan Chase Bank	(794)
1,000,000	USD	12/20/2016	Barclays Bank PLC	Receive	0.33%	Pacific Gas	(3,602)
73,000,000	USD	12/20/2016	JP Morgan Chase Bank	Receive	0.65%	Reference security within CDX Index	243,279
2,000,000	USD	12/20/2016	JP Morgan Chase Bank	Receive	0.65%	Reference security within CDX Index	6,665
10,000,000	USD	12/20/2016	Lehman Brothers	Receive	0.65%	Reference security within CDX Index	33,326
1,000,000	USD	12/20/2016	Bank of America, N.A.	Receive	0.33%	Well Point	768
5,000,000	USD	1/20/2024	Goldman Sachs	(Pay)	1.11%	Eastman Chemical Co	(106,581)
			Premiums to (Pay) Receive			$27,386	$477,688

Interest Rate Swaps

Notional		Expiration			Fixed		Market
Amount		Date	Counterparty	Receive (Pay)	Rate	Variable Rate	Value
565,000,000	SEK	9/19/2009	Deutsche Bank AG	Receive	4.00%	3 month SEK STIBOR	$(824,201)
10,100,000	USD	2/15/2010	JP Morgan Chase Bank	(Pay)	0.00%	3 month LIBOR	(1,458,896)
10,100,000	USD	2/15/2012	JP Morgan Chase Bank	(Pay)	0.00%	3 month LIBOR	(1,309,703)
10,100,000	USD	8/15/2012	JP Morgan Chase Bank	(Pay)	0.00%	3 month LIBOR	(1,286,161)
115,000,000	SEK	9/19/2012	Barclays Bank PLC	Receive	4.15%	3 month SEK STIBOR	(418,380)
11,700,000	CHF	9/19/2012	Citigroup	Receive	2.70%	6 month CHF LIBOR	(227,121)
186,800,000	CHF	9/19/2012	Deutsche Bank AG	Receive	2.70%	6 month CHF LIBOR	(3,626,167)
61,400,000	CHF	9/19/2012	JP Morgan Chase Bank	Receive	2.70%	6 month CHF LIBOR	(1,191,900)
84,200,000	SEK	9/19/2017	Deutsche Bank AG	Receive	4.25%	3 month SEK STIBOR	(503,215)
363,700,000	SEK	9/19/2017	JP Morgan Chase Bank	Receive	4.25%	3 month SEK STIBOR	(2,173,624)
15,680,000	USD	8/31/2025	JP Morgan Chase Bank	(Pay)	0.00%	3 month LIBOR	(1,150,978)
			Premiums to (Pay) Receive			$8,640,779	$(14,170,346)

Total Return Swaps

Notional		Expiration				Market
Amount		Date	Counterparty	Pay	Receive	Value
58,000,000	USD	6/29/2007	JP Morgan Chase Bank	1 month LIBOR - 0.01%	Return on Lehman Aggregate Total Return Index	$(706,079)
245,000,000	USD	6/30/2007	UBS AG	1 month LIBOR - 0.03%	Return on Lehman Mortgage Total Return Index	(2,552,267)
35,000,000	USD	7/31/2007	JP Morgan Chase Bank	1 month LIBOR - 0.01%	Return on Lehman Aggregate Total Return Index	(426,082)
225,000,000	USD	7/31/2007	Lehman Brothers	1 month LIBOR - 0.05%	Return on Lehman Brothers U.S. Government Index	(2,791,338)

85,000,000	USD	10/31/2007	Lehman Brothers	1 month LIBOR - 0.04%	Return on Lehman Brothers U.S. Government Index	(1,042,771)
155,000,000	USD	10/31/2007	Lehman Brothers	1 month LIBOR - 0.055%	Return on Lehman Mortgage Total Return Index	(1,611,363)
350,000,000	USD	1/31/2008	Lehman Brothers	1 month LIBOR - 0.05%	Return on Lehman Brothers U.S. Government Index	(4,342,081)
100,000,000	USD	5/30/2008	UBS AG	1 month LIBOR - 0.09%	Return on Lehman Mortgage Total Return Index	0
250,000,000	USD	8/19/2011	Morgan Stanley	3 month LIBOR - 0.01%	Return on Lehman Aggregate Total Return Index	(954,104)
			Premiums to (Pay) Receive		$—	$(14,426,085)

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

LIBOR - London Interbank Offered Rate
MTN - Medium Term Note
STIBOR - Stockholm Interbank Offered Rate
TBA - To Be Announced - Delayed Delivery Security
(a)	Security is backed by the U.S. Government.
(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.
(c)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and/or collateral on open swap contracts.
(d)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.
(e)	Bankrupt issuer.

Certain securities held by the Fund or the underlying funds are valued on the basis of a price provided by a single source. The prices provided may differ from the value that would be realized if the securities were sold and the differences could be material. As of May 31, 2007, the total value of these securities represented 33.94% of net assets.

Currency Abbreviations:

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
USD - United States Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)

	DEBT OBLIGATIONS — 9.3%

	United States — 9.3%

	U.S. Government
18,776,700	U.S. Treasury Inflation Indexed Note, 3.88%, due 01/15/09 (a) (b)	19,146,367

	TOTAL DEBT OBLIGATIONS (COST $19,480,044)	19,146,367

Principal Amount		Description	Value ($)

		OPTIONS PURCHASED — 0.6%

		Currency Options — 0.6%
AUD	35,200,000	AUD Call/USD Put, Expires 07/19/07, Strike 0.81	815,825
EUR	8,800,000	EUR Call/USD Put, Expires 10/23/07, Strike 1.32	351,846
GBP	13,200,000	GBP Put/USD Call, Expires 06/05/07, Strike 1.92	—
		Total Currency Options	1,167,671

		TOTAL OPTIONS PURCHASED (COST $649,143)	1,167,671

Shares	Description	Value ($)

	MUTUAL FUNDS — 90.2%

	United States — 90.2%

	Affiliated Issuers
666,533	GMO Emerging Country Debt Fund, Class III	7,458,500
5,261,846	GMO Short-Duration Collateral Fund	136,755,390
5,496	GMO Special Purpose Holding Fund (c) (d)	7,859
1,582,945	GMO World Opportunity Overlay Fund	41,979,714
	Total United States	186,201,463

	TOTAL MUTUAL FUNDS (COST $182,824,602)	186,201,463

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.7%

	Money Market Funds — 0.7%
1,490,960	Merrimac Cash Series-Premium Class	1,490,960

	TOTAL SHORT-TERM INVESTMENTS (COST $1,490,960)	1,490,960

	TOTAL INVESTMENTS — 100.8% (Cost $204,444,749)	208,006,461

	Other Assets and Liabilities (net) — (0.8%)	(1,680,927)

	TOTAL NET ASSETS — 100.0%	$206,325,534

As of May 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$204,999,906	$3,505,274	$(498,719)	$3,006,555

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these affiliated issuers during the period ended May 31, 2007 is set forth below:

	Value,				Distributions
	beginning of		Sales	Dividend	of Realized	Value, end
Affiliate	period	Purchases	Proceeds	Income	Gains	of period
GMO Emerging Country Debt Fund, Class III	$8,433,652	$—	$1,300,000	$—	$—	$7,458,500
GMO Short-Duration Collateral Fund	183,379,841	5,300,000	53,975,000	—	—	136,755,390
GMO Special Purpose Holding Fund	7,749	—	—	—	33,663	7,859
GMO World Opportunity Overlay Fund	55,039,560	200,000	14,200,000	—	—	41,979,714
Totals	$246,860,802	$5,500,000	$69,475,000	$—	$33,663	$186,201,463

A summary of outstanding financial instruments at May 31, 2007 is as follows:

Forward Currency Contracts

Settlement					Net Unrealized
Date	Deliver		In Exchange For		Appreciation

6/01/2007	USD	23,794	SEK	165,000	$52
6/05/2007	USD	28,271,621	CAD	31,500,000	1,182,221
6/12/2007	SEK	66,613,888	EUR	7,200,000	59,479
6/19/2007	USD	16,028,700	GBP	8,100,000	8,346
6/26/2007	CHF	17,100,000	USD	14,177,284	190,535
7/10/2007	USD	7,031,104	NZD	9,600,000	26,894
7/17/2007	USD	4,310,928	EUR	3,200,000	1,348
7/17/2007	EUR	33,100,000	USD	45,060,950	455,844
7/24/2007	JPY	5,260,000,000	USD	44,239,205	738,106
7/31/2007	EUR	11,200,000	NOK	91,698,432	123,923
8/14/2007	CAD	1,900,000	USD	1,780,368	395

					$2,787,143

Settlement					Net Unrealized
Date	Deliver		In Exchange For		Depreciation

6/01/2007	CHF	111,900	USD	91,340	$(22)
6/05/2007	CAD	31,500,000	USD	27,266,707	(2,187,134)
6/19/2007	USD	2,600,411	GBP	1,300,000	(26,564)
6/26/2007	USD	30,798,765	CHF	36,900,000	(616,831)
6/26/2007	CHF	3,800,000	USD	3,093,863	(14,304)
7/10/2007	USD	3,176,933	NZD	4,300,000	(15,538)
7/24/2007	JPY	170,000,000	USD	1,403,880	(2,049)
8/07/2007	AUD	17,200,000	USD	14,112,720	(106,347)
8/14/2007	CAD	7,100,000	USD	6,648,905	(2,572)
8/15/2007	CHF	3,295,080	EUR	2,000,000	(8,099)

					$(2,979,460)

Futures Contracts

				Net Unrealized
Number of		Expiration	Contract	Appreciation
Contracts	Type	Date	Value	(Depreciation)

Buys

167	Australian Government Bond 10 Yr.	June 2007	$13,813,016	$(156,076)
276	Australian Government Bond 3 Yr.	June 2007	22,724,635	(50,975)
402	Euro BOBL	June 2007	57,628,669	(1,184,578)

880	Euro Bund	June 2007	132,676,612	(4,150,907)
570	Federal Fund 30 day	June 2007	225,049,252	(549)
105	UK Gilt Long Bond	September 2007	21,936,637	(81,400)
				$(5,624,485)

Sales

165	Canadian Government Bond 10 Yr.	September 2007	$17,197,270	$84,262
42	Japanese Government Bond 10 Yr. (TSE)	June 2007	45,958,423	369,983
125	U.S. Long Bond (CBT)	September 2007	13,640,625	122,609
143	U.S. Treasury Note 10 Yr.	September 2007	15,211,625	56,828
246	U.S. Treasury Note 2 Yr. (CBT)	September 2007	50,134,031	114,799
72	U.S. Treasury Note 5 Yr. (CBT)	September 2007	7,519,500	23,936
				$772,417

Swap Agreements

Interest Rate Swaps

Notional		Expiration			Fixed		Market
Amount		Date	Counterparty	Receive (Pay)	Rate	Variable Rate	Value
129,000,000	SEK	9/19/2009	Deutsche Bank AG	Receive	4.00%	3 month SEK STIBOR	$(188,180)
35,000,000	SEK	9/19/2012	Citigroup	Receive	4.15%	3 month SEK STIBOR	(127,333)
41,000,000	SEK	9/19/2012	JP Morgan Chase Bank	Receive	4.15%	3 month SEK STIBOR	(149,161)
1,400,000	CHF	9/19/2012	Citigroup	Receive	2.70%	6 month CHF LIBOR	(27,177)
30,500,000	CHF	9/19/2012	Deutsche Bank AG	Receive	2.70%	6 month CHF LIBOR	(592,068)
5,300,000	CHF	9/19/2012	JP Morgan Chase Bank	Receive	2.70%	6 month CHF LIBOR	(102,884)
34,900,000	SEK	9/19/2017	Deutsche Bank AG	Receive	4.25%	3 month SEK STIBOR	(208,577)
			Premiums to (Pay) Receive			$238,267	$(1,395,380)

Notes to Schedule of Investments:

LIBOR - London Interbank Offered Rate
STIBOR - Stockholm Interbank Offered Rate
(a)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.
(b)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and/or collateral on open swap contracts.
(c)	Bankrupt issuer.
(d)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

Certain securities held by the Fund or the underlying funds are valued on the basis of a price provided by a single source. The prices provided may differ from the value that would be realized if the securities were sold and the differences could be material. As of May 31, 2007, the total value of these securities represented 33.04% of net assets.

Currency Abbreviations:

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
USD - United States Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2007 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 97.1%

	United States — 97.1%
	Affiliated Issuers
3,377,647	GMO International Growth Equity Fund, Class IV	116,055,966
3,002,599	GMO International Intrinsic Value Fund, Class IV	115,239,752
		231,295,718

	TOTAL MUTUAL FUNDS (COST $193,711,462)	231,295,718

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 2.9%
6,800,000	Dresdner Bank AG Time Deposit, 5.31%, due 06/01/07	6,800,000

	TOTAL SHORT-TERM INVESTMENTS (COST $6,800,000)	6,800,000

	TOTAL INVESTMENTS — 100.0% (Cost $200,511,462)	238,095,718

	Other Assets and Liabilities (net) — (0.0%)	(29,063)

	TOTAL NET ASSETS — 100.0%	$238,066,655

As of May 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$200,511,462	$37,584,256	$—	$37,584,256

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these affiliated issuers during the period ended May 31, 2007 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO International Growth Equity Fund, Class IV	$111,898,773	$—	$6,050,000	$—	$—	$116,055,966

GMO International Intrinsic Value Fund, Class IV	112,564,395	—	6,850,000	—	—	115,239,752

Totals	$224,463,168	$—	$12,900,000	$—	$—	$231,295,718

A summary of outstanding financial instruments at May 31, 2007 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)

Buys

8/24/07	NZD	141,140	$103,394	$1,195
8/24/07	SGD	7,533,414	4,956,611	4,033

			$5,060,005	$5,228

Sales

8/24/07	AUD	15,057,258	$12,440,961	$(89,683)
8/24/07	CHF	24,188,388	19,880,257	(80,195)
8/24/07	DKK	59,276,196	10,733,804	(4,862)
8/24/07	EUR	20,953,944	28,274,571	12,206
8/24/07	EUR	27,938,592	37,699,428	(6,517)
8/24/07	GBP	23,189,054	45,878,975	(144,993)
8/24/07	HKD	28,680,379	3,679,191	(4,556)
8/24/07	JPY	6,085,297,841	50,539,562	159,386
8/24/07	NOK	6,735,000	1,118,684	3,307
8/24/07	NOK	20,810,435	3,456,616	(6,828)
8/24/07	SEK	44,168,796	6,410,091	86,683

			$220,112,140	$(76,052)

Notes to Schedule of Investments:

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE.  As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.  As of May 31, 2007, 89.45% of the Net Assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on models used by a third party vendor.

Currency Abbreviations:

AUD - Australian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2007 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.0%

	Australia — 0.2%
172,555	Qantas Airways Ltd	815,197

	Austria — 0.2%
4,340	Boehler Uddeholm (Bearer)	421,485
8,780	Voestalpine AG	636,957
	Total Austria	1,058,442

	Belgium — 1.3%
21,703	Belgacom SA	987,096
43,331	Dexia (a)	1,390,691
55,025	Fortis	2,284,189
12,693	Inbev NV	1,068,622
19,988	UCB SA	1,167,906
	Total Belgium	6,898,504

	Canada — 0.7%
29,464	BCE Inc	1,087,270
24,600	Canadian Natural Resources	1,635,017
12,300	EnCana Corp	753,340
	Total Canada	3,475,627

	Finland — 0.4%
10,500	Metso Oyj	584,628
39,955	Nokia Oyj	1,093,750
7,904	Rautaruukki Oyj	490,132
	Total Finland	2,168,510

	France — 6.2%
21,740	Air France	1,110,307
45,998	BNP Paribas (a)	5,577,143
11,609	Casino Guichard-Perrachon SA (a)	1,227,831
20,039	Cie de Saint-Gobain	2,195,768
13,591	Credit Agricole SA (a)	560,543
4,850	Groupe Danone	759,386
8,586	Lafarge SA (a)	1,485,933
7,074	L’Oreal SA	839,938
10,821	Michelin SA Class B (a)	1,417,209
21,001	Peugeot SA (a)	1,663,223
13,562	Renault SA (a)	1,937,820
22,897	Sanofi-Aventis (a)	2,205,673
10,165	Societe Generale (a)	1,979,948
14,662	Suez SA	842,711
108,778	Total SA (a)	8,198,807
1,362	Vallourec SA	435,170
	Total France	32,437,410

	Germany — 4.8%
9,387	Allianz SE (Registered)	2,078,802
20,643	Altana AG	503,671
8,269	BASF AG	1,022,960
37,514	Bayerische Motoren Werke AG (a)	2,504,934
12,947	Beiresdorf AG (Bearer) (a)	928,436
41,131	Depfa Bank Plc	755,283
4,405	Deutsche Boerse AG (a)	1,041,579

21,906	Deutsche Lufthansa AG (Registered)	630,725
46,158	Deutsche Post AG (Registered)	1,469,417
3,351	Deutsche Postbank AG	299,475
7,786	E. On AG	1,281,365
2,757	Fresenius Medical Care AG & Co	405,554
9,990	Hannover Rueckversicherungs AG (Registered)	479,127
10,463	MAN AG (a)	1,516,205
9,441	Muenchener Rueckversicherungs AG (Registered) (a)	1,770,942
3,434	RWE AG	387,503
4,440	Salzgitter AG (a)	846,680
8,018	Siemens AG (Registered)	1,055,850
25,118	Suedzucker AG	544,333
55,629	ThyssenKrupp AG	3,233,125
15,712	Volkswagen AG	2,377,223
	Total Germany	25,133,189

	Hong Kong — 1.5%
137,600	Bank of East Asia Ltd	802,399
378,000	BOC Hong Kong Holdings Ltd	899,630
184,000	CLP Holdings Ltd	1,293,421
45,300	Esprit Holdings Ltd	556,880
211,000	Foxconn International Holdings *	656,127
101,000	Hang Seng Bank Ltd	1,405,427
180,500	Hong Kong Electric Holdings Ltd	931,828
100,000	Hong Kong Exchanges and Clearing Ltd	1,117,437
	Total Hong Kong	7,663,149

	Ireland — 0.2%
47,086	Bank of Ireland	1,018,869

	Italy — 2.4%
176,173	Enel SPA	2,004,586
255,119	ENI SPA	9,018,462
61,852	Fiat SPA	1,771,834
	Total Italy	12,794,882

	Japan — 10.2%
42,250	Canon Inc	2,485,409
38,500	Chubu Electric Power Co Inc	1,094,044
75,000	Cosmo Oil Co Ltd	359,884
29,950	Daiei Inc *	322,426
24,000	Daiichi Sankyo Co Ltd	659,340
80,000	Daikyo Inc	383,518
22,300	Eisai Co Ltd	1,037,545
139,000	Fuji Heavy Industries Ltd	670,152
89,100	Honda Motor Co Ltd	3,142,850
237,000	Isuzu Motors Ltd	1,156,373
169,000	Itochu Corp	1,847,908
221	Japan Tobacco Inc	1,152,374
14,400	JFE Holdings Inc	875,186
54,200	Kansai Electric Power Co Inc	1,360,648
12,000	Kao Corp	332,359
71,000	Kawasaki Kisen Kaisha Ltd (a)	860,475
30,200	Kyushu Electric Power Co Inc	818,795
225,000	Marubeni Corp	1,572,803
54,000	Mazda Motor Corp	299,728
126,600	Mitsubishi Corp	3,086,454
21,000	Mitsubishi Estate Co Ltd	646,094
138,000	Mitsui & Co	2,742,158
43,000	Mitsui Chemicals Inc	310,949

18,000	Mitsui Fudosan Co Ltd	567,144
2,800	Murata Manufacturing Co Ltd	198,271
5,500	Nintendo Co Ltd	1,918,759
167,000	Nippon Oil Corp	1,418,983
206,000	Nippon Steel Corp	1,438,312
219,600	Nissan Motor Co	2,444,113
449	NTT Docomo Inc	764,849
243,000	Osaka Gas Co Ltd	905,156
24,000	Pioneer Corp	342,375
33,000	Ricoh Company Ltd	718,663
24,300	Seven & I Holdings Co Ltd	705,341
174,400	Sojitz Corp	758,172
17,000	SUMCO Corp	821,239
142,000	Sumitomo Corp	2,579,991
14,000	Sumitomo Realty & Development Co Ltd	529,734
101,000	Taisei Corp	333,224
32,000	Taisho Pharmaceutical Co Ltd	618,018
60,400	Takeda Pharmaceutical Co Ltd	4,059,475
27,100	Tokyo Electric Power Co Inc	902,027
217,000	Tokyo Gas Co Ltd	1,069,628
80,000	TonenGeneral Sekiyu KK	812,819
20,100	Toyo Seikan Kaisha Ltd	388,650
25,400	Toyota Motor Corp	1,529,788
28,000	Toyota Tsusho Kaisha	690,450
	Total Japan	53,732,653

	Netherlands — 4.1%
102,571	ABN Amro Holdings NV	4,916,584
96,546	Aegon NV	1,976,828
8,411	Akzo Nobel NV	685,292
36,910	Arcelor Mittal	2,215,989
35,838	Heineken NV	2,087,561
141,135	ING Groep NV	6,273,105
24,931	Koninklijke Ahold NV *	311,517
10,561	Koninklijke DSM	524,457
58,523	Koninklijke KPN NV	993,093
5,216	Rodamco Europe NV	776,316
22,165	TNT NV	981,723
	Total Netherlands	21,742,465

	Norway — 0.5%
89,700	Statoil ASA (a)	2,450,291

	Singapore — 2.6%
309,000	Capitaland Ltd	1,673,679
56,000	City Developments Ltd	632,195
92,000	DBS Group Holdings Ltd	1,462,772
84,000	Keppel Corp Ltd	607,498
137,000	Oversea-Chinese Banking Corp	853,800
269,000	Sembcorp Industrie	978,295
132,000	Singapore Airlines Ltd	1,607,200
121,000	Singapore Exchange Ltd	608,204
355,000	Singapore Technologies Engineering Ltd	817,865
1,339,600	Singapore Telecommunications	3,139,748
83,000	United Overseas Bank Ltd	1,318,872
	Total Singapore	13,700,128

	Spain — 0.2%
19,881	Iberdrola SA	1,146,783

	Sweden — 0.5%
18,900	Electrolux AB Series B	475,581
34,700	Nordea AB	571,863
44,100	Svenska Cellulosa AB (SCA)	763,714
32,900	Volvo AB Class B	691,077
	Total Sweden	2,502,235

	Switzerland — 1.9%
90,252	ABB Ltd	1,933,108
8,837	Credit Suisse Group	671,737
2,701	Nestle SA (Registered)	1,052,096
45,263	Novartis AG (Registered)	2,545,807
1,980	Roche Holding AG (Non Voting)	363,298
11,155	Zurich Financial Services AG	3,414,016
	Total Switzerland	9,980,062

	United Kingdom — 12.0%
70,481	Alliance Boots Plc	1,575,207
10,116	Anglo American Plc	611,227
43,140	AstraZeneca Plc	2,293,756
99,805	Aviva Plc	1,576,722
128,653	Barclays Plc	1,839,392
28,123	Barratt Developments Plc	608,056
51,556	BG Group Plc	788,594
94,125	BP Plc	1,051,296
276,501	BT Group Plc	1,804,668
292,678	Centrica Plc	2,220,939
195,072	DSG International Plc	650,040
49,445	GKN Plc	383,439
108,090	GlaxoSmithKline Plc	2,815,616
134,924	HBOS Plc	2,902,967
87,074	HSBC Holdings Plc	1,610,824
117,991	J Sainsbury Plc	1,303,467
79,468	Kesa Electricals Plc	552,488
115,877	Kingfisher Plc	569,651
143,194	Lloyds TSB Group Plc	1,630,403
32,084	Man Group Plc	373,979
56,622	Marks & Spencer Group Plc	783,733
27,390	Next Plc	1,198,305
333,388	Old Mutual Plc	1,143,233
25,576	Persimmon Plc	692,062
11,383	Reckitt Benckiser Plc	619,200
36,349	Rio Tinto Plc	2,653,504
775,776	Royal Bank of Scotland Group	9,637,119
70,901	Royal Dutch Shell Group Class A (Amsterdam)	2,636,956
131,659	Royal Dutch Shell Plc A Shares (London)	4,904,668
42,180	Scottish & Newcastle Plc	542,258
41,181	Scottish & Southern Energy Plc	1,241,493
73,451	Taylor Woodrow Plc	665,273
103,518	Tesco Plc	940,491
119,484	Tomkins Plc	636,783
30,584	Unilever Plc	942,813
49,116	United Utilities Plc	750,095
944,862	Vodafone Group Inc	2,956,617
48,316	Wimpey (George) Plc	601,136
23,952	Wolseley Plc	621,132
36,387	Xstrata Plc	2,093,691
	Total United Kingdom	63,423,293

	United States — 45.1%
14,900	Abbott Laboratories	839,615
13,500	Abercrombie & Fitch Co.-Class A	1,115,775
14,500	Adobe Systems, Inc. *	639,160
14,900	Akamai Technologies, Inc. *	658,729
5,000	Allegheny Technologies, Inc.	577,950
39,600	Allied Waste Industries, Inc. *	533,016
27,800	Allstate Corp. (The)	1,709,700
63,100	Altria Group, Inc.	4,486,410
14,000	AMBAC Financial Group, Inc.	1,254,540
23,600	American Electric Power Co., Inc.	1,124,068
13,150	American Financial Group, Inc.	468,798
21,900	American International Group, Inc.	1,584,246
22,400	AmerisourceBergen Corp.	1,147,328
35,700	Amgen, Inc. *	2,010,981
9,400	Amphenol Corp.-Class A	336,332
5,700	Anheuser-Busch Cos., Inc.	304,038
9,500	Apache Corp.	767,125
12,600	Apollo Group, Inc.-Class A *	604,422
18,500	Apple, Inc. *	2,248,860
8,400	Archstone-Smith Trust REIT	518,280
5,900	Ashland, Inc.	355,888
195,854	AT&T, Inc.	8,096,604
21,300	AutoNation, Inc. *	471,156
3,300	AvalonBay Communities, Inc. REIT	430,287
33,583	Bank of America Corp.	1,702,994
3,700	Bear Stearns Cos. (The), Inc.	554,852
35,400	Bed Bath & Beyond, Inc. *	1,439,364
24,400	Biomet, Inc.	1,064,328
5,000	Boston Properties, Inc. REIT	578,400
56,500	Boston Scientific Corp. *	885,355
38,200	Capital One Financial Corp.	3,047,596
17,100	CDW Corp.	1,455,894
21,000	Centex Corp.	1,015,560
28,500	Chesapeake Energy Corp.	993,510
113,105	Chevron Corp.	9,216,926
8,300	Cigna Corp.	1,391,329
83,300	Cisco Systems, Inc. *	2,242,436
16,100	Citigroup, Inc.	877,289
11,600	CNA Financial Corp.	589,512
9,200	Cognizant Technologies Solutions Corp.-Class A *	722,752
59,250	Comcast Corp.-Class A *	1,624,043
41,100	Comcast Corp.-Special Class A *	1,117,098
23,700	Computer Sciences Corp. *	1,312,980
34,900	Compuware Corp. *	396,464
18,000	ConAgra Foods, Inc.	459,000
145,953	ConocoPhillips	11,301,141
22,000	Convergys Corp. *	566,280
59,000	Countrywide Financial Corp.	2,297,460
12,000	CSX Corp.	545,280
43,900	D.R. Horton, Inc.	1,025,943
7,100	Danaher Corp.	521,850
5,800	Deere & Co.	698,726
93,800	Dell, Inc. *	2,520,406
43,800	Direct TV Group (The) *	1,023,168
14,900	Dow Chemical Co. (The)	676,162
14,900	DTE Energy Co.	787,912
8,700	Electronic Arts, Inc. *	425,169
8,300	Embarq Corp.	533,358
40,700	EMC Corp. *	687,423
22,700	Energy East Corp.	548,659

6,600	Everest Re Group Ltd	707,718
36,600	Exxon Mobil Corp.	3,044,022
66,700	Fannie Mae	4,263,464
31,192	Fidelity National Title Group, Inc.-Class A	874,624
17,700	First American Corp.	947,835
7,500	First Horizon National Corp.	302,175
15,850	First Marblehead Corp. (The)	590,571
9,600	FirstEnergy Corp.	664,608
200,500	Ford Motor Co.	1,672,170
17,300	FPL Group, Inc.	1,105,989
7,200	Franklin Resources, Inc.	977,328
18,300	Gannett Co., Inc.	1,076,406
60,400	Gap (The), Inc.	1,118,608
8,000	General Dynamics Corp.	641,920
29,500	Genworth Financial, Inc.-Class A	1,064,950
8,300	Goldman Sachs Group, Inc.	1,915,806
24,400	Harley-Davidson, Inc.	1,490,596
7,600	Hartford Financial Services Group, Inc.	784,092
15,200	Hess Corp.	900,144
38,900	Hewlett-Packard Co.	1,778,119
180,800	Home Depot, Inc.	7,027,696
12,900	IndyMac Bancorp, Inc.	433,182
7,800	Integrys Energy Group Inc.	436,020
3,700	IntercontinentalExchange, Inc. *	536,278
13,400	International Business Machines Corp.	1,428,440
32,200	Janus Capital Group, Inc.	891,296
173,000	Johnson & Johnson	10,945,710
11,500	Jones Apparel Group, Inc.	342,470
16,700	KB Home	766,363
22,300	Kimberly-Clark Corp.	1,582,408
11,700	Kimco Realty Corp. REIT	541,593
11,800	Kohls Corp. *	888,776
78,235	Kraft Foods, Inc.	2,647,472
19,400	Lennar Corp.-Class A	885,610
13,100	Lexmark International, Inc. *	680,283
11,200	Lincare Holdings, Inc. *	449,008
14,300	Lockheed Martin Corp.	1,402,830
21,100	Loews Corp.	1,076,733
86,500	Lowe’s Cos., Inc.	2,838,930
7,000	Marathon Oil Corp.	866,670
8,100	Mastercard, Inc.	1,211,355
9,300	MBIA, Inc.	618,915
10,200	McDermott International, Inc. *	795,600
28,600	McDonald’s Corp.	1,445,730
9,300	MDC Holdings, Inc.	505,362
28,500	Medtronic, Inc.	1,515,345
19,800	MEMC Electronic Materials, Inc. *	1,203,444
101,900	Merck & Co., Inc.	5,344,655
10,700	Merrill Lynch & Co., Inc.	992,211
7,600	MetLife, Inc.	516,800
16,300	MGIC Investment Corp.	1,059,500
131,000	Microsoft Corp.	4,017,770
7,200	Moody’s Corp.	501,480
27,300	Morgan Stanley	2,321,592
46,000	National City Corp.	1,591,140
8,300	Navistar International Corp. *	538,587
12,600	Network Appliance, Inc. *	405,594
30,600	NiSource, Inc.	679,626
17,500	Nucor Corp.	1,181,950
21,400	Nvidia Corp. *	741,938

1,000	NVR, Inc. *	797,000
16,500	Occidental Petroleum Corp.	907,005
35,925	Old Republic International Corp.	778,136
162,100	Oracle Corp. *	3,141,498
8,700	Paccar, Inc.	758,901
18,300	Pepco Holdings, Inc.	546,438
448,100	Pfizer, Inc.	12,318,269
15,000	PMI Group (The), Inc.	741,600
10,400	Precision Castparts Corp.	1,243,424
16,300	Progress Energy, Inc.	816,467
8,200	Prologis Trust REIT	530,212
5,600	Public Storage, Inc. REIT	501,200
33,200	Pulte Homes, Inc.	906,028
84,700	Qwest Communications International, Inc. *	871,563
11,900	Radian Group, Inc.	736,610
16,600	RadioShack Corp.	566,724
12,400	Reynolds American, Inc.	806,496
7,800	Ryder Systems, Inc.	420,576
9,200	Ryland Group, Inc.	425,040
42,300	Safeway, Inc.	1,458,504
37,200	Sara Lee Corp.	665,880
8,300	SEI Investment Co.	512,359
16,900	Southern Copper Corp.	1,498,692
14,400	SPX Corp.	1,265,328
26,700	Stryker Corp.	1,797,177
91,600	Sun Microsystems, Inc. *	467,160
14,942	Supervalu, Inc.	711,837
108,200	Symantec Corp. *	2,162,918
8,400	Terex Corp. *	712,068
17,700	Thornburg Mortgage, Inc. REIT	490,821
24,300	Toll Brothers, Inc. *	712,719
10,900	Torchmark Corp.	764,199
28,300	Travelers Cos. (The), Inc.	1,533,011
6,300	United States Steel Corp.	712,908
15,400	United Technologies Corp.	1,086,470
51,300	Unum Group	1,361,502
9,200	UST, Inc.	491,188
19,800	Valero Energy Corp.	1,477,476
53,400	Verizon Communications, Inc.	2,324,502
5,900	VF Corp.	553,302
7,500	Vornado Realty Trust	907,575
27,100	Wal-Mart Stores, Inc.	1,289,960
50,149	Washington Mutual, Inc.	2,192,514
9,600	Wells Fargo & Co.	346,464
7,100	Whirlpool Corp.	792,715
16,700	YRC Worldwide, Inc. *	671,340
22,500	Zimmer Holdings, Inc. *	1,981,350
	Total United States	237,662,560

	TOTAL COMMON STOCKS (COST $420,826,075)	499,804,249

Shares	Description	Value ($)

	PREFERRED STOCKS — 0.2%

	Germany — 0.2%
11,407	Volkswagen AG 1.84%	1,115,598

	TOTAL PREFERRED STOCKS (COST $583,574)	1,115,598

Shares/Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 11.5%

	Money Market Funds — 8.0%
41,963,266	Bank of New York Institutional Cash Reserves Fund (b)	41,963,266
	Other Short-Term Investments — 3.5%
18,700,000	Toronto Dominion Bank Time Deposit, 5.29%, due 06/01/07	18,700,000

	TOTAL SHORT-TERM INVESTMENTS (COST $60,663,266)	60,663,266

	TOTAL INVESTMENTS — 106.7% (Cost $482,072,915)	561,583,113

	Other Assets and Liabilities (net) — (6.7%)	(35,202,991)

	TOTAL NET ASSETS — 100.0%	$526,380,122

As of May 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$482,339,657	$84,892,444	$(5,648,988)	$79,243,456

A summary of outstanding financial instruments at May 31, 2007 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)

Buys

8/24/07	CAD	32,507,772	$30,465,031	$465,797
8/24/07	CHF	33,037,396	27,153,191	109,533
8/24/07	CHF	3,215,000	2,642,385	(34,077)
8/24/07	EUR	759,000	1,024,170	(8,085)
8/24/07	JPY	3,666,496,141	30,450,951	(145,917)
8/24/07	NOK	25,764,424	4,279,474	8,161
8/24/07	NZD	2,478,754	1,815,855	22,770
8/24/07	SEK	130,692,128	18,966,975	(256,487)
8/24/07	SGD	5,643,183	3,712,933	3,021

			$120,510,965	$164,716

Sales

8/24/07	AUD	616,156	$509,095	$(4,038)
8/24/07	EUR	12,705,402	17,144,256	48,382
8/24/07	EUR	13,192,536	17,801,580	(3,077)
8/24/07	GBP	1,351,000	2,672,920	18,199
8/24/07	GBP	17,176,859	33,983,995	(107,401)
8/24/07	HKD	38,812,165	4,978,922	(6,165)
8/24/07	SEK	1,896,000	275,161	7,465

			$77,365,929	$(46,635)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)

Buys

59	DAX	June 2007	$15,659,175	$2,226,465
37	Hang Seng	June 2007	4,902,644	33,475
47	MSCI Singapore	June 2007	2,657,617	5,555
39	TOPIX	June 2007	5,633,689	161,963
			$28,853,125	$2,427,458

Sales

44	CAC 40	June 2007	$3,605,536	$(97,369)
58	FTSE 100	June 2007	7,590,159	(367,839)
4	IBEX 35	June 2007	825,280	(35,609)
18	S&P Toronto 60	June 2007	2,710,097	(174,413)
5	SPI 200	June 2007	655,402	(29,394)
			$15,386,474	$(704,624)

As of May 31, 2007, for the futures contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

 *              Non-income producing security.

(a)          All or a portion of this security is out on loan. As of May 31, 2007, the Fund had loaned securities having a market value of $33,513,617, collateralized by cash in the amount of $41,963,266, which was invested in the Bank of New York Institutional Cash Reserves Fund.

(b)         All or a portion of this security represents investment of security lending collateral.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE.  As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available. As of May 31, 2007, 48.60% of the Net Assets of the Fund, were valued using fair value prices based on models used by a third party vendor.

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Domestic Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)

	DEBT OBLIGATIONS — 11.2%

	Corporate Debt — 3.9%
7,500,000	Bank Austria Creditanstalt AG, 144A, 7.25%, due 02/15/17	8,397,750
11,347,000	Health Care Property Investors, Inc., Series G, MTN, 5.63%, due 02/28/13	11,071,268

	Total Corporate Debt	19,469,018

	U.S. Government — 2.3%
2,440,400	U.S. Treasury Inflation Indexed Note, 4.25%, due 01/15/10 (a) (b)	2,547,549
8,887,638	U.S. Treasury Inflation Indexed Note, 3.88%, due 01/15/09 (a) (b)	9,062,613

	Total U.S. Government	11,610,162

	U.S. Government Agency — 5.0%
10,000,000	Agency for International Development Floater (Support of India), Variable Rate, 3 mo. LIBOR + .10%, 5.46%, due 02/01/27	9,937,600
4,000,000	Agency for International Development Floater (Support of Jamaica), Variable Rate, 6 mo. LIBOR + .30%, 5.68%, due 12/01/14	4,010,040
3,773,203	Agency for International Development Floater (Support of Jamaica), Variable Rate, 6 mo. U.S. Treasury Bill + .75%, 5.76%, due 03/30/19	3,789,768
3,822,500	Agency for International Development Floater (Support of Sri Lanka), Variable Rate, 6 mo. LIBOR + .20%, 5.58%, due 06/15/12	3,817,760
3,666,671	Agency for International Development Floater (Support of Zimbabwe), Variable Rate, 3 mo. U.S. Treasury Bill x 115%, 5.73%, due 01/01/12	3,627,716

	Total U.S. Government Agency	25,182,884

	TOTAL DEBT OBLIGATIONS (COST $56,435,899)	56,262,064

Shares	Description	Value ($)

	PREFERRED STOCKS — 0.3%

	Banking — 0.3%
10,000	Home Ownership Funding 2 Preferred 144A, 13.34%	1,461,729

	TOTAL PREFERRED STOCKS (COST $2,576,211)	1,461,729

Shares	Description	Value ($)

	MUTUAL FUNDS — 89.2%

	Affiliated Issuers — 89.2%
17,206,032	GMO Short-Duration Collateral Fund	447,184,776
1,483	GMO Special Purpose Holding Fund (c) (d)	2,120
	TOTAL MUTUAL FUNDS (COST $440,033,517)	447,186,896

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.3%

	Money Market Funds — 0.3%
1,634,624	Merrimac Cash Series-Premium Class	1,634,624

TOTAL SHORT-TERM INVESTMENTS (COST $1,634,624)	1,634,624

TOTAL INVESTMENTS — 101.0% (Cost $500,680,251)	506,545,313

Other Assets and Liabilities (net) — (1.0%)	(5,003,433)

TOTAL NET ASSETS — 100.0%	$501,541,880

As of May 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$500,730,656	$7,488,449	$(1,673,792)	$5,814,657

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these affiliated issuers during the period ended May 31, 2007 is set forth below:

	Value,				Distributions
	beginning of		Sales	Dividend	of Realized	Value, end
Affiliate	period	Purchases	Proceeds	Income	Gains	of period
GMO Short-Duration Collateral Fund	$357,398,162	$91,800,000	$7,500,000	$—	$—	$447,184,776
GMO Special Purpose Holding Fund	2,090	—	—	—	9,082	2,120
Totals	$357,400,252	$91,800,000	$7,500,000	$—	$9,082	$447,186,896

A summary of outstanding financial instruments at May 31, 2007 is as follows:

Futures Contracts

Number of		Expiration	Contract	Net Unrealized Appreciation
Contracts	Type	Date	Value	(Depreciation)

Buys

71	U.S. Long Bond	September 2007	$7,747,875	$(69,584)

Sales

281	U.S. Treasury Note 2 Yr.	September 2007	$57,266,922	$135,258
34	U.S. Treasury Note 10 Yr.	September 2007	3,616,750	13,599
3	U.S. Treasury Note 5 Yr.	September 2007	313,312	997
				$149,854

Swap Agreements

Credit Default Swaps

Notional		Expiration		Receive	Annual	Deliverable	Market
Amount		Date	Counterparty	(Pay)	Premium	On Default	Value
11,500,000	USD	3/20/2013	Barclays Bank PLC	(Pay)	0.61%	Health Care Properties	$(39,375)
				Premiums to (Pay) Receive		$—	$(39,375)

Total Return Swaps

Notional		Expiration				Market
Amount		Date	Counterparty	Pay	Receive	Value
75,000,000	USD	6/30/2007	Lehman Brothers	1 month LIBOR - 0.05%	Return on Lehman Brothers U.S. Government Index	$(930,446)
175,000,000	USD	7/31/2007	Lehman Brothers	1 month LIBOR - 0.05%	Return on Lehman Brothers U.S. Government Index	(2,171,040)
75,000,000	USD	10/31/2007	Lehman Brothers	1 month LIBOR - 0.04%	Return on Lehman Brothers U.S. Government Index	(920,092)
140,000,000	USD	11/30/2007	Lehman Brothers	1 month LIBOR - 0.06%	Return on Lehman Brothers U.S. Government Index	(1,735,627)
				Premiums to (Pay) Receive	$—	$(5,757,205)

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

Variable rates - The rates shown on variable rate notes are the current interest rates at May 31, 2007, which are subject to change based on the terms of the security.

(a)          Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.

(b)         All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and/or collateral on open swap contracts.

(c)          Bankrupt issuer.

(d)         Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

Certain securities held by the Fund or the underlying funds are valued on the basis of a price provided by a single source.  The prices provided may differ from the value that would be realized if the securities were sold and the differences could be material.  As of May 31, 2007, the total value of these securities represented 38.68% of net assets.

Currency Abbreviations:

USD - United States Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2007 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 89.3%

	Argentina — 0.1%
19,820	Petrobras Energia Participaciones SA Sponsored ADR *	228,921

	Brazil — 4.1%
7,880	Banco Bradesco SA Sponsored ADR	200,073
63,880	Banco do Brasil SA	2,633,678
960	Companhia Energetica de Minas Gerais Sponsored ADR	37,853
8,451,128	Companhia Saneamento Basico SAO PA	1,359,659
2,338	Companhia Siderurgica Nacional SA	120,624
103,300	Companhia Vale do Rio Doce	4,679,420
31,960	Companhia Vale do Rio Doce ADR	1,452,582
568,095	Compania de Bebidas das Americas	384,444
4,000	Duratex SA (Preferred Shares)	114,191
4,711,500	Electrobras (Centro)	125,943
100,300	Petroleo Brasileiro SA (Petrobras)	2,702,513
11,800	Petroleo Brasileiro SA (Petrobras) ADR	1,276,288
31,323	Souza Cruz SA (Registered)	776,145
4,080	Unibanco-Uniao de Bancos Brasileiros SA GDR	458,225
	Total Brazil	16,321,638

	Chile — 1.4%
17,822	Banco De Chile ADR	864,723
19,030	Banco Santander Chile SA ADR	934,373
16,200	Compania Cervecerias Unidas ADR	562,140
37,300	Compania de Telecommunicaciones de Chile ADR	358,080
9,020	Empresa Nacional de Electricidad SA ADR	420,332
49,600	Enersis SA ADR	911,648
20,470	Lan Airlines SA	1,646,197
	Total Chile	5,697,493

	China — 10.3%
1,020	Baidu.com Inc ADR *	143,443
828,000	Bank of Communications Co Ltd *	868,321
108,000	China Coal Energy Co *	139,645
3,926,000	China Construction Bank Class H	2,361,598
294,200	China Cosco Holdings Co Ltd	347,097
351,164	China International Marine Containers Co Ltd Class B	950,215
386,000	China Life Insurance Co Ltd Class H *	1,193,189
84,000	China Memgniu Dairy Co	273,640
1,304,500	China Merchants Bank *	3,362,202
54,000	China Merchants Holdings International Co Ltd	240,819
470,964	China Mobile Ltd	4,378,120
3,872	China Mobile Ltd ADR	179,738
280,600	China Netcom Group	716,035
4,051,883	China Petroleum & Chemical Corp Class H	4,461,900
178,000	China Resources Enterprise Ltd	649,574
581,900	China Resources Power Holdings Co	1,140,221
216,000	China Shipping Container Lines Co Ltd	127,662
31,600	China Telecom Corp Ltd ADR (a)	1,700,080
855,400	China Telecom Corp Ltd Class H	460,474
1,242,000	China Travel International Investment Hong Kong Ltd	599,030
400,000	China Unicom	589,843
248,000	CITIC International Financial Holdings Ltd	198,208
4,126,000	CNOOC Ltd	3,883,543
882,000	CNPC Hong Kong Ltd	466,265
280,000	Cosco Pacific Ltd	733,993

3,178,890	Denway Motors Ltd	1,393,127
380,000	Dongfeng Motor Group Co Ltd	195,011
363,586	Fountain Set Holdings Ltd	132,044
706,100	Guangdong Investments Ltd	410,596
1,308,000	Huaneng Power International Inc Class H	1,340,371
228,000	Kingboard Chemical Holdings Ltd	1,024,390
200,000	Nine Dragons Paper Holdings	418,577
144,000	Parkson Retail Group Ltd	969,312
1,747,553	PetroChina Co Ltd Class H	2,260,431
77,000	Ping An Insurance (Group) Co of China Ltd	447,814
3,452,000	Semiconductor Manufacturing International Corp *	488,990
358,400	Shanghai Industrial Holdings Ltd	1,059,431
75,000	Shimao Property Holdings Ltd	168,833
1,056,000	Sinofert Holdings Ltd	679,883
	Total China	41,153,665

	Czech Republic — 0.1%
1,390	Komercni Banka AS	254,410

	Egypt — 0.1%
12,750	Egyptian Financial Group-Hermes Holding	90,459
2,800	Orascom Telecom Holding SAE GDR	187,320
	Total Egypt	277,779

	Hungary — 0.8%
2,190	Gedeon Richter Right	445,953
6,110	MOL Magyar Olaj es Gazipari Rt (New Shares)	786,252
40,280	OTP Bank	2,132,143
	Total Hungary	3,364,348

	India — 3.5%
1,160	BF Utilities Ltd *	54,728
15,280	Bharat Petroleum Corp Ltd	136,457
81,640	Bharti Televentures *	1,715,947
47,040	Canara Bank Ltd	284,448
7,850	Dr Reddy’s Laboratories Ltd	125,527
71,000	GAIL India Ltd	535,662
5,420	HDFC Bank	154,261
21,250	Hindalco Industries Ltd	45,974
48,800	Hindalco Industries Ltd GDR 144A (b)	169,544
12,000	Hindalco Industries Ltd GDR 144A (Registered Shares) (London International Exchange) (b)	41,520
32,700	Hindalco Industries Ltd GDR 144A (Registered Shares) (Luxembourg Exchange) (b)	113,142
31,140	Hindustan Zinc Ltd	504,728
57,311	ICICI Bank Ltd	1,308,181
360	ICICI Bank Ltd ADR (a)	17,118
32,720	Indian Oil Corp Ltd	377,977
70,780	Oil & Natural Gas Corp Ltd	1,614,546
8,110	Reliance Capital Ltd	191,018
13,877	Reliance Energy Ltd *	184,126
60,148	Reliance Industries Ltd	2,614,002
24,420	Satyam Computer Services Ltd	283,713
4,680	State Bank of India Ltd	156,455
13,794	State Bank of India Ltd GDR	1,132,359
317,120	Steel Authority of India	1,099,179
8,200	Tata Consultancy Services Ltd	244,574
54,640	Tata Iron & Steel Co Ltd *	855,249
	Total India	13,960,435

	Indonesia — 1.0%
60,500	Aneka Tambang Tbk PT	96,248
600,500	Astra International Tbk PT	1,118,023
441,000	Bank Rakyat Indonesia	305,565
1,437,500	Bumi Resources Tbk PT	285,223
126,500	Gudang Garam Tbk PT	159,502
204,500	Indosat Tbk PT	157,992
12,500	International Nickel Indonesesia Tbk PT	78,042
7,008,620	Matahari Putra Prima Tbk PT	603,335
1,163,224	Telekomunikasi Indonesia Tbk PT	1,266,101
	Total Indonesia	4,070,031

	Israel — 2.5%
4,710	Africa Israel Investment Ltd	533,340
392,790	Bank Hapoalim BM	2,125,057
307,770	Bank Leumi Le	1,305,142
216,500	Bezeq Israeli Telecommunications Corp Ltd	381,024
43,240	Check Point Software Technologies Ltd *	1,010,086
110,300	Israel Chemicals Ltd	939,108
54,110	Machteshim Agan Industries Ltd	392,906
400	Teva Pharmaceutical Industries	15,610
56,410	Teva Pharmaceutical Industries ADR	2,211,272
1,295	The Israel Corp Ltd	964,287
	Total Israel	9,877,832

	Malaysia — 4.7%
366,000	Bumiputra-Commerce Holdings Berhad	1,284,193
65,700	Digi.Com Berhad	401,641
1,494,300	Genting Berhad	3,473,539
84,800	Golden Hope Plantations Berhad	215,173
337,300	Hong Leong Bank Berhad	621,233
233,000	IOI Corp Berhad	1,885,480
154,750	Kuala Lumpur Kepong Berhad	611,942
338,900	Malayan Banking Berhad	1,205,950
372,978	Maxis Communications Berhad	1,687,077
332,100	MISC Berhad	978,916
202,400	MISC Berhad (Foreign Registered)	593,044
587,385	Public Bank Berhad	1,719,637
1,550,900	Resorts World Berhad	1,472,454
314,790	Sime Darby Berhad	927,855
201,200	Telekom Malaysia Berhad	615,482
306,800	Tenaga Nasional Berhad	1,055,930
	Total Malaysia	18,749,546

	Mexico — 5.3%
238,300	Alfa SA de CV Class A	1,874,980
9,480	America Movil SA de CV Class L ADR	574,014
182,700	Carso Global Telecom Class A *	1,078,559
928,966	Cemex SA de CV CPO *	3,607,912
54,390	Fomento Economico Mexicano SA de CV	216,760
604,111	Grupo Financiero Banorte SA de CV	2,823,816
563,940	Grupo Mexico SA Class B	3,343,889
178,800	Grupo Televisa SA-Series CPO	1,030,062
162,500	Organizacion Soriana SA de CV Class B	493,273
128,770	Telefonos de Mexico SA de CV Class L ADR	5,207,459
50,700	Urbi Desarrollos Urbanos SA de CV *	217,114
247,713	Wal-Mart de Mexico SA de CV Class V	937,386
	Total Mexico	21,405,224

	Morocco — 0.0%
10,910	Maroc Telecom	182,867

	Pakistan — 0.1%
52,000	Oil & Gas Development Co Ltd	104,703
260,500	Pakistan Telecommunication Co Ltd Class A	231,165
	Total Pakistan	335,868

	Peru — 0.1%
4,040	Compania de Minas Buenaventura SA ADR	135,461
2,860	Southern Copper Corp	253,625
19,032	Volcan Compania Minera SA	85,419
	Total Peru	474,505

	Philippines — 1.3%
61,560	Ayala Corp	701,964
3,404,644	Ayala Land Inc	1,134,840
639,100	Bank of the Philippine Islands	952,079
134,400	Equitable PCI Bank *	312,888
32,480	Philippine Long Distance Telephone	1,803,131
6,390	Philippine Long Distance Telephone ADR	359,821
	Total Philippines	5,264,723

	Poland — 2.3%
440	Bank BPH	149,556
6,100	Bank Handlowy W Warszawie	277,959
9,650	Bank Pekao SA	860,940
32,410	Big Bank Gdanski SA	149,105
40,640	KGHM Polska Miedz SA	1,667,867
144,240	Polski Koncern Naftowy Orlen SA *	2,500,318
323,900	Polskie Gornictwo Naftowe	547,671
63,270	Powszechna Kasa Oszczednosci Bank Polski SA	1,193,458
276,670	Telekomunikacja Polska SA	2,050,875
	Total Poland	9,397,749

	Russia — 6.2%
4,500	AFK Sistema Sponsored GDR (Registered) *	124,200
6,570	Cherepovets Mk Severstal GDR	85,410
3,700	Evraz Group SA GDR	126,725
49,500	Gazprom Neft ADR (a)	933,075
5,800	JSC Mining & Smelting Co ADR	1,104,900
87,720	Lukoil ADR	6,579,000
4,100	Lukoil ADR 144A *	307,500
46,120	Mobile Telesystems ADR *	2,498,782
110,644	OAO Gazprom ADR (a)	4,038,506
3,707	OAO Mechel ADR	126,779
1,880	Sberbank RF	6,655,200
1,600	Surgutneftegaz ADR	86,400
16,110	Vimpel-Communications ADR	1,656,269
29,320	VTB Bank OJSC Sponsored GDR 144A *	331,316
4,400	X5 Retail Group NV *	134,200
	Total Russia	24,788,262

	South Africa — 5.7%
58,752	Absa Group Ltd	1,112,992
25,300	AECI Ltd	314,117
53,300	African Bank Investments Ltd	235,517
7,150	Anglo American Platinum Corp	1,197,510
32,000	Barloworld Ltd	886,720
28,400	Bidvest Group Ltd *	571,642
556,100	FirstRand Ltd	1,784,284
43,800	Foschini Ltd	433,866
20,800	Imperial Holdings Ltd	442,009
8,300	Investec Ltd	108,167

114,167	Mittal Steel South Africa Ltd	2,026,307
114,000	MTN Group Ltd	1,564,104
15,200	Murray & Roberts Holdings Ltd	143,950
19,800	Naspers Ltd Class N	521,107
94,507	Remgro Ltd	2,417,928
16,600	Reunert Ltd	174,821
110,300	RMB Holdings Ltd	535,369
325,100	Sanlam Ltd	1,049,265
55,900	Sasol Ltd	2,020,606
171,600	Standard Bank Group Ltd	2,531,975
101,100	Steinhoff International Holdings	334,490
32,100	Telkom SA Ltd	772,188
38,124	Tiger Brands Ltd	1,005,571
231,350	Woolworths Holdings	722,241
	Total South Africa	22,906,746

	South Korea — 18.5%
15,180	Cheil Industries Inc	649,480
14,720	Daelim Industrial Co Ltd	2,223,613
17,110	Daewoo Engineering & Construction Co Ltd	520,523
4,960	Daewoo Securities Co Ltd	135,622
6,320	Doosan Heavy Industries and Construction Co	650,823
7,830	Doosan Infracore Co Ltd	307,386
14,750	GS Holdings Corp	754,962
13,161	Hana Financial Group Inc	667,610
49,630	Hanjin Heavy Industry & Construction	3,057,042
13,360	Hanjin Shipping	604,100
2,570	Honam Petrochemical Co	278,213
22,950	Hynix Semiconductor Inc *	712,389
3,310	Hyundai Development Co	231,359
8,850	Hyundai Engineering & Construction *	681,985
5,730	Hyundai Heavy Industries	1,961,594
5,620	Hyundai Merchant Marine Co Ltd	287,230
3,875	Hyundai Mipo Dockyard	983,569
31,090	Hyundai Mobis	2,818,531
4,340	Hyundai Motor Co	307,480
25,730	Hyundai Steel Co	1,541,483
43,950	Industrial Bank of Korea	884,790
15,600	Kangwon Land Inc	340,644
2,480	KCC Corp	1,146,353
22,200	Kookmin Bank	2,009,932
800	Kookmin Bank ADR	72,312
68,600	Korea Electric Power Corp	3,012,761
51,040	Korea Exchange Bank	798,216
7,200	Korea Gas Corp	352,471
3,780	Korea Investment Holdings Co Ltd	263,435
15,116	Korean Air Lines Co Ltd	896,540
2,480	KT Corp	118,487
32,470	KT Corp ADR	780,904
11,000	KT Freetel Co Ltd	332,335
31,790	KT&G Corp	2,330,889
14,500	KT&G Corp GDR 144A	540,850
12,545	LG Card Co Ltd *	669,649
13,420	LG Chemicals Ltd	991,098
12,150	LG Corp	583,620
5,740	LG Electronics Inc	433,759
7,990	LG Philips LCD Co Ltd *	331,857
685	Lotte Shopping Co Ltd	285,315
3,470	NHN Corp *	663,571
25,090	POSCO	12,014,231
22,350	Samsung Corp	1,170,066

15,860	Samsung Electronics Co Ltd	9,164,498
2,370	Samsung Fire & Marine Insurance	428,143
97,063	Shinhan Financial Group Co Ltd	5,985,857
150	Shinsegae Co Ltd	107,584
42,636	SK Corp	4,822,642
11,020	SK Networks Co Ltd *	317,730
63,600	SK Telecom Co Ltd ADR	1,708,296
54,470	Woori Finance Holdings Co Ltd	1,293,820
	Total South Korea	74,227,649

	Taiwan — 17.3%
655,636	Acer Inc	1,210,229
370,000	Advanced Semiconductor Engineering Inc *	430,521
17,020	Advanced Semiconductor Engineering Inc ADR *	101,269
722,137	Asustek Computer Inc	1,784,260
300,000	Chang Hwa Commercial Bank *	170,737
4,340,718	China Development Financial Holding Corp	1,745,418
4,046,100	China Steel Corp	4,713,884
875,604	Chinatrust Financial Holding Co Ltd	665,110
1,333,600	Chunghwa Telecom Co Ltd	2,503,019
7,241	Chunghwa Telecom Co Ltd ADR	136,276
854,771	Compal Electronics Inc	775,895
1,288,601	Far Eastern Textile Co Ltd	1,284,042
162,000	Far Eastone Telecommunications Co Ltd	192,093
1,195,575	First Financial Holding Co Ltd	793,917
1,230,039	Formosa Chemicals & Fibre Co	2,525,883
264,000	Formosa Petrochemical Corp	639,030
1,508,178	Formosa Plastics Corp	3,091,289
51,800	Foxconn Technology Co Ltd	566,867
111,000	High Tech Computer Corp	2,066,501
905,298	Hon Hai Precision Industry Co Ltd	6,395,286
432,000	Hua Nan Financial Holdings Co Ltd	273,807
221,000	Innolux Display Corp *	715,677
286,000	Inotera Memories Inc	356,193
766,208	Inventec Co Ltd	550,816
447,571	Lite-On Technology Corp	528,308
556,080	MediaTek Inc	8,802,091
2,143,000	Mega Financial Holdings Co Ltd	1,297,735
1,545,417	Nan Ya Plastics Corp	2,995,705
452,000	Nanya Technology Corp	405,351
113,000	Novatek Microelectronics	567,126
491,000	Pou Chen Corp	510,758
3,120,168	Powerchip Semiconductor Corp	1,859,616
3,174,000	Promos Technologies Inc *	1,305,655
616,465	Quanta Computer Inc	932,405
2,142,477	Shin Kong Financial Holdings	2,264,015
1,215,757	Siliconware Precision Industries Co	2,535,278
705,960	Sinopac Holdings Co	307,209
2,821,000	Taishin Financial Holdings Co Ltd *	1,387,450
1,185,000	Taiwan Cellular Corp	1,211,915
432,005	Taiwan Cement Corp	406,102
331,000	Taiwan Cooperative Bank	223,745
3,100,953	Taiwan Semiconductor Manufacturing Co Ltd	6,451,336
321,000	Uni-President Enterprises Corp	305,842
388,498	United Microelectronics Corp	226,610
1,111,687	Walsin Lihwa Corp *	584,917
497,716	Wan Hai Lines Ltd	355,728
	Total Taiwan	69,152,916

	Thailand — 2.3%
270,240	Advanced Info Service Pcl (Foreign Registered) (b)	707,946
217,420	Airports of Thailand Pcl (Foreign Registered) (b)	360,886
244,780	Bangkok Bank Pcl NVDR (b)	813,383
261,300	Bangkok Dusit Medical Service Pcl (Foreign Registered) (b)	308,981
1,461,310	IRPC Pcl (Foreign Registered) (b)	255,260
249,600	Kasikornbank Pcl (Foreign Registered) (b)	514,663
238,000	Kasikornbank Pcl NVDR (b)	473,342
1,411,000	Krung Thai Bank Pcl (Foreign Registered) (b)	449,275
292,212	PTT Pcl (Foreign Registered) (b)	2,161,240
185,769	Siam Cement Pcl (Foreign Registered) NVDR (b)	1,287,357
505,000	Siam Commercial Bank Pcl (Foreign Registered) (b)	1,006,063
260,400	Thai Airways International Pcl (Foreign Registered) (b)	335,056
311,000	Thai Oil Pcl (Foreign Registered) (b)	611,016
	Total Thailand	9,284,468

	Turkey — 1.6%
129,279	Akbank TAS	907,308
92,658	Eregli Demir Ve Celik Fabrikalari TAS	589,326
47,784	Tupras-Turkiye Petrol Rafineriler AS	1,136,374
59,907	Turkcell Iletisim Hizmet AS	400,288
426,000	Turkiye Garanti Bankasi	2,352,167
166,660	Turkiye IS Bankasi Class C	780,133
69,870	Turkiye Vakiflar Bankasi TAO	191,033
	Total Turkey	6,356,629

	TOTAL COMMON STOCKS (COST $261,611,987)	357,733,704

Shares	Description	Value ($)

	PREFERRED STOCKS — 9.3%

	Brazil — 8.1%
18,000	Aracruz Class B (Registered) 1.45%	107,850
35,164	Banco Bradesco SA 2.42%	895,117
43,500	Banco Itau Holding Financeira SA 2.25%	1,910,060
19,000	Bradespar SA 2.81%	723,998
31,832	Brasil Telecom SA 9.01%	227,513
14,100	Braskem SA Class A 0.99%	120,375
44,455,200	Companhia Energetica de Minas Gerais 1.95%	1,758,769
200,178	Companhia Vale do Rio Doce Class A 0.59%	7,651,781
9,100	Empresa Brasileira de Aeronautica SA ADR 0.81%	441,168
17,000	Gerdau Metalurgica SA 4.03%	503,540
81,604	Gerdau SA 3.09%	1,836,833
509,369	Itausa-Investimentos Itau SA 3.10%	3,189,854
77,100	Net Servicos de Comunicacoa SA *	1,300,385
334,112	Petroleo Brasileiro SA (Petrobras) 0.75%	7,990,164
59,400	Sadia SA 1.46%	305,194
26,500	Suzano Bahia Sul Papel e Celulose SA 1.62%	320,042
5,180	Tele Norte Leste Participacoes ADR 2.40%	98,472
87,300	Tele Norte Leste Participacoes SA 2.44%	1,658,745
19,300	Telemar Norte Leste SA 3.60%	520,427
12,200	Usinas Siderrurgicas de Minas Gerais SA 3.81%	679,542
41,100	Vivo Participacoes SA 0.21%	200,686
	Total Brazil	32,440,515

	Russia — 0.1%
120	Transneft 0.76%	184,200

	South Korea — 1.1%
10,400	Hyundai Motor Co 2.72%	419,526
8,900	Samsung Electronics Co Ltd (Non Voting) 1.16%	4,034,184
	Total South Korea	4,453,710

	TOTAL PREFERRED STOCKS (COST $19,214,912)	37,078,425

Shares	Description	Value ($)

RIGHTS AND WARRANTS — 0.0%

Chile — 0.0%
1,275	Lan Airlines SA Rights, Expires 6/11/07 * (b)	—

Thailand — 0.0%
116,526	True Corp Pcl Warrants, Expires 04/03/08 * (b)	—

	TOTAL RIGHTS AND WARRANTS (COST $0)	—

Shares/Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 1.2%

	Money Market Funds — 0.4%
1,404,600	Bank of New York Institutional Cash Reserves Fund (c)	1,404,600
	Other Short-Term Investments — 0.8%
3,300,000	Dresdner Bank AG Time Deposit, 5.31%, due 06/01/07	3,300,000

	TOTAL SHORT-TERM INVESTMENTS (COST $4,704,600)	4,704,600

	TOTAL INVESTMENTS — 99.8% (Cost $285,531,499)	399,516,729

	Other Assets and Liabilities (net) — 0.2%	956,546

	TOTAL NET ASSETS — 100.0%	$400,473,275

As of May 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$287,648,404	$115,915,268	$(4,046,943)	$111,868,325

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

NVDR - Non-Voting Depository Receipt

 *              Non-income producing security.

(a)          All or a portion of this security is out on loan.  As of May 31, 2007, the Fund had loaned securities having a market value of $1,446,213, collateralized by cash in the amount of $1,404,600, which was invested in the Bank of New York Institutional Cash Reserves Fund.

(b)         Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

(c)          All or a portion of this security represents investment of security lending collateral.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE.  As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.  As of May 31, 2007, 71.29% of the Net Assets of the Fund were valued using fair value prices based on models used by a third party vendor.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2007 (Unaudited)

Par Value		Description	Value ($)

		DEBT OBLIGATIONS — 91.2%

		Argentina — 11.2%

		Foreign Government Obligations
USD	9,000,000	Province of Buenos Aires, Reg S, Step Up, Variable Rate, 2.00%, due 05/15/35	4,320,000
USD	24,087	Republic of Argentina, 8.28%, due 12/31/33	23,551
USD	45,719,999	Republic of Argentina Capitalization Bond, Series 2031, 12.00%, due 06/19/31 (a)	16,459,200
USD	32,000,000	Republic of Argentina Discount Bond, Series L-GL, Variable Rate, 6 mo. LIBOR + .81%, 5.44%, due 03/31/23 (a)	16,000,000
DEM	3,830,000	Republic of Argentina Discount Bond, Variable Rate, 6 mo. DEM LIBOR + .81%, 3.00%, due 03/31/23 (a)	1,317,460
USD	71,474	Republic of Argentina GDP Linked, Variable Rate, 0.63%, due 12/15/35 (c)	10,535
ARS	28,000,000	Republic of Argentina GDP Linked, Variable Rate, 0.65%, due 12/15/35 (b) (c)	969,415
EUR	214,800,000	Republic of Argentina GDP Linked, Variable Rate, 0.66%, due 12/15/35 (c)	43,700,450
DEM	5,000,000	Republic of Argentina Global Bond, 9.00%, due 11/19/08 (a) (b)	1,066,352
ARS	6,524,156	Republic of Argentina Global Bond, 2.00%, due 02/04/18 (a) (b)	2,599,270
USD	26,545,000	Republic of Argentina Global Bond, 12.13%, due 02/25/19 (a)	9,290,750
USD	6,931,000	Republic of Argentina Global Bond, 12.00%, due 02/01/20 (a)	2,425,850
USD	13,540,000	Republic of Argentina Global Bond, 8.88%, due 03/01/29 (a)	4,739,000
USD	31,390,000	Republic of Argentina Global Bond, EMTN, Reg. S, Variable Rate, 3 mo. LIBOR + .58%, 11.11%, due 04/06/04 (a)	9,338,525
USD	198,230	Republic of Argentina Global Bond, Series 2008, Step Up, 15.50%, due 12/19/08 (a)	69,380
USD	28,054,525	Republic of Argentina Global Bond, Series 2018, 12.25%, due 06/19/18 (a)	9,819,084
USD	8,000,000	Republic of Argentina Global Bond, Series BT04, 9.75%, due 09/19/27 (a)	2,800,000
DEM	20,000,000	Republic of Argentina Global Bond, Series DM, 5.87%, due 03/31/23 (a)	7,705,250
EUR	3,500,000	Republic of Argentina Global Bond, Series FEB, Step Down, 8.00%, due 02/26/08 (a)	1,565,884
ARS	28,000,000	Republic of Argentina Global Bond, Step Up, 0.63%, due 12/31/38 (b)	4,205,848
USD	15,000,000	Republic of Argentina Global Par Bond, Series L-GP, Variable Rate, Step Up, 6.00%, due 03/31/23 (a)	7,500,000
USD	2,000,000	Republic of Argentina Pro 4, 2.00%, due 12/28/10 (a)	332,000
USD	7,211,000	Republic of Argentina, Series BGLO, 8.38%, due 12/20/03 (a)	2,523,850
USD	46,000,000	Republic of Argentina, Series F, 0.00%, due 10/15/04 (a)	11,270,000
EUR	295,000,000	Republic of Argentina, Step Up, 1.20%, due 12/31/38	172,270,767
		Total Argentina	332,322,421

		Aruba — 1.2%

		Foreign Government Obligations
USD	5,000,000	Government of Aruba, 6.19%, due 10/30/12	4,937,500
USD	3,500,000	Government of Aruba, 6.71%, due 10/15/13	3,535,000
USD	3,752,000	Government of Aruba, 6.80%, due 04/02/14	3,780,140
USD	22,500,000	Government of Aruba, Reg S, 6.40%, due 09/06/15	22,500,000
		Total Aruba	34,752,640

		Belize — 0.1%

		Foreign Government Obligations
USD	4,023,400	Government of Belize, 144A, Step Up, 4.25%, due 02/20/29	3,319,305

		Bosnia & Herzegovina — 0.5%

		Foreign Government Obligations

DEM	24,234,240	Bosnia & Herzegovina, Series A, Step Up, Variable Rate, 6 mo. DEM LIBOR + .81%, 3.50%, due 12/11/17	14,296,584

		Brazil — 10.5%

		Foreign Government Obligations
USD	1,384,409	Brazil MYDFA Trust Certificates, Variable Rate, 6 mo. LIBOR + .81%, 6.14%, due 09/15/07	1,384,409
USD	10,941,667	Brazilian Government International Exit Bonds, 6.00%, due 09/15/13	10,941,667
USD	428,412	Brazilian Government International Exit Bonds Odd Lot, 6.00%, due 09/15/13	428,411
USD	14,000,000	Republic of Brazil, 8.75%, due 02/04/25 (d)	18,081,000
USD	64,000,000	Republic of Brazil, 8.25%, due 01/20/34 (d)	81,760,000
USD	22,000,000	Republic of Brazil, 7.13%, due 01/20/37 (d)	24,805,000
USD	129,550,000	Republic of Brazil, 11.00%, due 08/17/40 (d)	173,661,775
		Total Brazil	311,062,262

		China — 0.3%

		Foreign Government Obligations
USD	7,500,000	China Government International Bond, 6.80%, due 05/23/11	7,899,659

		Colombia — 0.8%

		Foreign Government Obligations
USD	8,000,000	Republic of Colombia, 8.70%, due 02/15/16	9,440,000
USD	8,000,000	Republic of Colombia, 7.38%, due 01/27/17	8,788,000
USD	3,800,000	Republic of Colombia, 11.85%, due 03/09/28	5,073,000
		Total Colombia	23,301,000

		Costa Rica — 0.3%

		Foreign Government Obligations
USD	3,000,000	Republic of Costa Rica, Reg S, 8.05%, due 01/31/13	3,270,000
USD	3,710,000	Republic of Costa Rica, Reg S, 10.00%, due 08/01/20	4,934,300
		Total Costa Rica	8,204,300

		Dominican Republic — 2.1%

		Asset-Backed Securities — 0.3%
USD	7,583,338	Autopistas Del Nordeste Ltd., Reg S, 9.39%, due 04/15/24	8,152,133

		Foreign Government Obligations — 1.8%
USD	2,053,406	Dominican Republic Bond, Variable Rate, 6 mo. LIBOR + .81%, 6.31%, due 08/30/09	2,050,325
USD	42,557,000	Dominican Republic Bond, Variable Rate, 6 mo. LIBOR + .81%, 6.20%, due 08/30/24	42,344,215
USD	9,000,000	Dominican Republic, Reg S, 8.63%, due 04/20/27	10,620,000
			55,014,540
		Total Dominican Republic	63,166,673

		Ecuador — 1.5%

		Foreign Government Obligations
USD	2,537,873	Republic of Ecuador PDI (Global Bearer Capitalization Bond), PIK, Variable Rate, 6 mo. LIBOR + .81%, 6.25%, due 02/27/15 (b)	1,374,681
USD	2,000,000	Republic of Ecuador, Reg S, 9.38%, due 12/15/15 (d)	1,890,000
USD	47,087,000	Republic of Ecuador, Variable Rate, Step Up, 10.00%, due 08/15/30 (d)	42,025,148
		Total Ecuador	45,289,829

		Egypt — 0.1%

		Corporate Debt
USD	1,934,576	Petroleum Export, 144A, 5.27%, due 06/15/11	1,905,557

		El Salvador — 1.4%

		Foreign Government Obligations
USD	37,000,000	Republic of El Salvador, Reg S, 7.65%, due 06/15/35	43,105,000

		Grenada — 0.1%

		Foreign Government Obligations
USD	6,000,000	Government of Grenada, Reg S, Step Up, 1.00%, due 09/15/25	3,300,000

		Guatemala — 0.3%

		Foreign Government Obligations
USD	6,750,000	Republic of Guatemala, Reg S, 8.13%, due 10/06/34	7,995,375

		Indonesia — 0.6%

		Corporate Debt — 0.2%
USD	4,500,000	Majapahit Holding BV, 144A, 7.25%, due 10/17/11	4,657,500

		Foreign Government Obligations — 0.4%
USD	10,500,000	Republic of Indonesia, Reg S, 8.50%, due 10/12/35 (d)	12,993,750
		Total Indonesia	17,651,250

		Iraq — 0.3%

		Foreign Government Obligations
USD	16,000,000	Republic of Iraq, Reg S, 5.80%, due 01/15/28	10,140,000

		Ivory Coast — 1.7%

		Foreign Government Obligations
FRF	37,500,000	Ivory Coast Discount Bond, Series FF, Variable Rate, Step Up, 3.00%, due 03/31/28 (a)	3,230,762
FRF	85,905,000	Ivory Coast FLIRB, Variable Rate, Step Up, 2.50%, due 03/29/18 (a)	5,462,665
USD	69,850,000	Ivory Coast FLIRB, Variable Rate, Step Up, 2.50%, due 03/30/18 (a)	24,447,500
FRF	256,889,500	Ivory Coast PDI, Series FF, Variable Rate, Step Up, 1.90%, due 03/30/18 (a)	16,862,455
		Total Ivory Coast	50,003,382

		Jamaica — 1.1%

		Corporate Debt — 0.8%
USD	17,000,000	Air Jamaica Ltd., Reg S, 9.38%, due 07/08/15	18,402,500
USD	4,500,000	Clarendon Alumina Production Ltd., 144A, 8.50%, due 11/16/21	4,781,250
			23,183,750

		Foreign Government Obligations — 0.3%
USD	9,000,000	Government of Jamaica, 8.00%, due 03/15/39	8,955,000
		Total Jamaica	32,138,750

		Malaysia — 1.4%

		Corporate Debt — 1.1%
MYR	45,000,000	Transshipment Megahub Berhad, Series C, 5.45%, due 11/03/09	14,800,962
MYR	50,000,000	Transshipment Megahub Berhad, Series F, 6.70%, due 11/03/12	17,594,837
			32,395,799

		Foreign Government Obligations — 0.3%
USD	8,000,000	Malaysia Global Bond, 7.50%, due 07/15/11	8,594,039
		Total Malaysia	40,989,838

		Mexico — 8.7%

		Corporate Debt — 3.9%
USD	2,500,000	Pemex Project Funding Master Trust, 8.63%, due 02/01/22	3,150,000
USD	20,000,000	Pemex Project Funding Master Trust, 144A, 8.63%, due 02/01/22	25,200,000
GBP	7,689,000	Pemex Project Funding Master Trust, EMTN, 7.50%, due 12/18/13	15,986,238
EUR	30,000,000	Pemex Project Funding Master Trust, Reg S, 6.38%, due 08/05/16	43,999,485
EUR	11,300,000	Pemex Project Funding Master Trust, Reg S, 5.50%, due 02/24/25	15,124,130
ITL	16,955,000,000	Petroleos Mexicanos, EMTN, Variable Rate, 12 mo. EUR LIBOR, 7.12%, due 03/04/08	12,135,814
			115,595,667

		Foreign Government Obligations — 4.8%
USD	145,000	United Mexican States, 7.50%, due 01/14/12	157,325
USD	235,000	United Mexican States, 5.88%, due 01/15/14	240,405
USD	2,000,000	United Mexican States, 5.63%, due 01/15/17	1,994,554
USD	47,250,000	United Mexican States, 8.30%, due 08/15/31	61,661,250
USD	10,000,000	United Mexican States, Global Bond, 11.50%, due 05/15/26	16,450,000
GBP	29,994,000	United Mexican States, GMTN, 6.75%, due 02/06/24	63,548,498
			144,052,032
		Total Mexico	259,647,699

		Nicaragua — 0.2%

		Foreign Government Obligations
USD	8,186,630	Republic of Nicaragua BPI, Series E, 5.00%, due 02/01/11	7,155,279

		Pakistan — 0.7%

		Foreign Government Obligations
USD	20,000,000	Islamic Republic of Pakistan, Reg S, 7.88%, due 03/31/36	21,450,000

		Panama — 0.1%

		Foreign Government Obligations
USD	4,000,000	Republic of Panama, 7.13%, due 01/29/26	4,400,000

		Peru — 4.2%

		Asset-Backed Securities — 0.2%
USD	12,452,000	Peru Enhanced Pass-Through Finance Ltd., 144A, 0.00%, due 05/31/25	4,980,800

		Foreign Government Obligations — 4.0%
USD	20,656,500	Peru FLIRB, Series 20 Yr., Variable Rate, Step Up, 6.13%, due 03/07/17	20,656,500
USD	25,000,000	Peru Par Bond, Series 30 Yr., Variable Rate, Step Up, 3.00%, due 03/07/27	20,000,000
USD	4,628,763	Peru Trust II, Series 98-A LB, 0.00%, due 02/28/16	3,611,361
USD	9,994,156	Peru Trust, Series 97-I-P, Class A3, 0.00%, due 12/31/15	6,389,364
USD	3,265,560	Racers, Series 1998 I-P, 0.00%, due 03/10/16	1,995,029
USD	5,000,000	Republic of Peru, 7.35%, due 07/21/25	5,762,500
USD	40,381,000	Republic of Peru Discount Bond, Variable Rate, 6 mo. LIBOR + .81%, 6.13%, due 03/07/27	39,977,190
EUR	13,700,000	Republic of Peru Global Bond, 7.50%, due 10/14/14	21,199,140
			119,591,084
		Total Peru	124,571,884

		Philippines — 6.5%

		Corporate Debt — 1.9%
USD	6,000,000	National Power Corp., 9.88%, due 03/16/10	6,630,000
USD	31,600,000	National Power Corp., 9.63%, due 05/15/28	39,816,000
USD	8,500,000	National Power Corp., Global Bond, 8.40%, due 12/15/16	9,520,000
			55,966,000

		Foreign Government Obligations — 4.6%
USD	59,501,000	Central Bank of the Philippines, Series A, 8.60%, due 06/15/27	72,442,468
EUR	12,000,000	Republic of Philippines, 9.13%, due 02/22/10	17,798,397
USD	27,843,000	Republic of Philippines, 8.38%, due 02/15/11	30,070,440
USD	16,000,000	Republic of Philippines, 6.38%, due 01/15/32 (d)	15,620,000
			135,931,305
		Total Philippines	191,897,305

		Poland — 0.5%

		Foreign Government Obligations
USD	10,000,000	Delphes Co. No. 2 Ltd., EMTN, Reg S, 7.75%, due 05/05/09	10,387,440
USD	6,000,000	Poland Government International Bond, 6.25%, due 07/03/12	6,229,200
		Total Poland	16,616,640

		Russia — 11.4%

		Corporate Debt — 5.8%
EUR	38,000,000	Gaz Capital (Gazprom), EMTN, Reg S, 5.88%, due 06/01/15	52,409,173
EUR	21,000,000	Gaz Capital (Gazprom), Reg S, 5.44%, due 11/02/17	28,221,229
USD	50,000,000	RSHB Capital SA, 144A, 6.30%, due 05/15/17	50,160,000
USD	14,000,000	RSHB Capital SA, Reg S, 7.18%, due 05/16/13	14,840,000
USD	8,000,000	Sberbank Capital SA, EMTN, 6.48%, due 05/15/13	8,211,200
USD	19,000,000	VTB Capital SA, Reg S, 6.25%, due 06/30/35	19,489,250
			173,330,852

		Foreign Government Obligations — 5.6%
USD	9,025,147	Russia Federation, Reg S, 8.25%, due 03/31/10	9,399,691
USD	139,292,886	Russia Federation, Reg S, Variable Rate, Step Up, 7.50%, due 03/31/30	156,091,608
			165,491,299
		Total Russia	338,822,151

		Serbia — 0.5%

		Foreign Government Obligations
USD	14,966,026	Republic of Serbia, Reg S, Step Up, 3.75%, due 11/01/24	14,180,310

		South Africa — 1.3%

		Foreign Government Agency — 0.1%
ZAR	163,000,000	Eskom Holdings Ltd., 0.00%, due 12/31/32	3,285,183

		Foreign Government Obligations — 1.2%
USD	8,000,000	Republic of South Africa, 5.88%, due 05/30/22	8,040,000
EUR	20,000,000	Republic of South Africa, EMTN, 4.50%, due 04/05/16	26,090,215
			34,130,215
		Total South Africa	37,415,398

		Thailand — 0.2%

		Corporate Debt
USD	5,000,000	PTT Public Co. Ltd., 5.75%, due 08/01/14	5,066,905

		Trinidad & Tobago — 0.5%

		Corporate Debt
USD	8,000,000	First Citizens St. Lucia, Reg S, 5.13%, due 02/14/11	7,818,560
USD	7,000,000	First Citizens St. Lucia, Reg S, 5.46%, due 02/01/12	6,888,770
		Total Trinidad & Tobago	14,707,330

		Tunisia — 0.1%

		Foreign Government Obligations
JPY	360,000,000	Banque Centrale De Tunisie, Series 6BR, 4.35%, due 08/15/17	3,324,897

		Turkey — 1.9%

		Foreign Government Obligations
USD	18,000,000	Republic of Turkey, 7.38%, due 02/05/25	18,675,000
USD	5,000,000	Republic of Turkey, 11.88%, due 01/15/30 (d)	7,793,750
USD	31,000,000	Republic of Turkey, 6.88%, due 03/17/36	29,915,000
		Total Turkey	56,383,750

		Ukraine — 3.4%

		Foreign Government Agency — 0.7%
USD	9,000,000	Credit Suisse First Boston, The EXIM of Ukraine, 6.80%, due 10/04/12	8,973,000
USD	10,000,000	Dresdner Kleinwort Wasserstein for CJSC, The EXIM of Ukraine, 7.75%, due 09/23/09	10,250,000
			19,223,000

		Foreign Government Obligations — 2.7%
CHF	100,000,000	Ukraine Government, 3.50%, due 09/15/18	81,294,905
		Total Ukraine	100,517,905

		United Kingdom — 0.1%

		Asset-Backed Securities
GBP	311,134	RMAC, Series 03-NS1A Class A2A, 144A, AMBAC, Variable Rate, 3 mo. GBP LIBOR + .45%, 5.98%, due 06/12/35	617,000
GBP	746,074	RMAC, Series 03-NS2A Class A2A, 144A, AMBAC, Variable Rate, 3 mo. GBP LIBOR + .40%, 5.93%, due 09/12/35	1,481,290
		Total United Kingdom	2,098,290

		United States — 2.2%

		Asset-Backed Securities — 0.9%
USD	4,000,000	Aircraft Finance Trust, Series 99-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .48%, 5.80%, due 05/15/24	2,920,000
USD	387,941	Chevy Chase Mortgage Funding Corp., Series 03-4, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .34%, 5.66%, due 10/25/34	388,174
USD	2,473,165	CHYPS CBO, Series 97-1A, Class A2A, 144A, 6.72%, due 01/15/10	902,705
USD	2,457,107	CNL Commercial Mortgage Loan Trust, Series 03-2A, Class A1, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .44%, 5.76%, due 10/25/30	2,463,801
USD	2,079,397	Golden Securities Corp., Series 03-A, Class A1, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .30%, 5.62%, due 12/02/13	2,080,853
USD	10,000,000	Morgan Stanley ACES SPC, Series 04-15, Class I, 144A, Variable Rate, 3 mo. LIBOR + .45%, 5.80%, due 12/20/09	10,090,000
USD	442,263	Quest Trust, Series 03-X4A, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .43%, 5.75%, due 12/25/33	442,767
USD	6,879,836	SHYPPCO Finance Co., Series II, Class A-2B, 6.64%, due 06/15/10	6,793,838
			26,082,138

		U.S. Government — 1.3%
USD	39,392,630	U.S. Treasury Inflation Indexed Note, 3.63%, due 01/15/08 (c) (d) (e)	39,558,818
		Total United States	65,640,956

		Uruguay — 5.7%

		Foreign Government Obligations
USD	1,045,000	Republic of Uruguay, 8.38%, due 09/26/11	1,123,385
USD	350,000	Republic of Uruguay, 7.63%, due 01/20/12	350,000
EUR	2,000,000	Republic of Uruguay, 7.00%, due 06/28/19	2,899,660
USD	11,500,000	Republic of Uruguay, 8.00%, due 11/18/22	13,380,250
USD	83,651,571	Republic of Uruguay, 7.63%, due 03/21/36	95,153,662
USD	21,718,747	Republic of Uruguay, PIK, 7.88%, due 01/15/33	25,248,044
EUR	3,850,000	Republica Orient Uruguay, 7.00%, due 09/26/12	5,387,582
USD	400,000	Republica Orient Uruguay, 7.25%, due 05/04/14	400,440
EUR	10,000,000	Republica Orient Uruguay, 6.88%, due 01/19/16	14,481,482
JPY	1,483,200,000	Republica Orient Uruguay, Series 3BR, Step Up, 2.50%, due 03/14/11	11,498,761
		Total Uruguay	169,923,266

		Venezuela — 6.6%

		Foreign Government Obligations
EUR	32,000,000	Republic of Venezuela, 11.00%, due 03/05/08	44,629,202
EUR	8,400,000	Republic of Venezuela, 11.13%, due 07/25/11	13,224,065
EUR	12,000,000	Republic of Venezuela, 7.00%, due 03/16/15	16,267,700
USD	87,100,000	Republic of Venezuela, 7.65%, due 04/21/25	87,448,400
USD	6,000,000	Republic of Venezuela, 9.38%, due 01/13/34	6,975,000
USD	206,247	Republic of Venezuela DCB DL Odd Lot, Variable Rate, 6 mo. LIBOR + .88%, 6.27%, due 12/18/07 (b)	204,183
USD	2,869,565	Republic of Venezuela DCB IL, Variable Rate, 6 mo. LIBOR + .88%, 6.25%, due 12/18/08	2,869,565
USD	4,356,315	Republic of Venezuela Global Bond, Series DL, Variable Rate, 6 mo. LIBOR + .88%, 6.25%, due 12/18/07	4,334,533
DEM	30,190,000	Republic of Venezuela Global Bond, Step Down, 7.38%, due 10/29/08	21,185,173
		Total Venezuela	197,137,821

		Vietnam — 0.9%

		Foreign Government Obligations
USD	4,000,000	Socialist Republic of Vietnam, Series 30 Yr., Variable Rate, 6.13%, due 03/13/28	3,940,000
USD	19,750,000	Vietnam Par Bond, Series 30 Yr., Variable Rate, Step Up, 4.00%, due 03/12/28	16,935,625
USD	4,695,652	Vietnam PDI, Series 18 Yr., Variable Rate, Step Up, 6.13%, due 03/12/16	4,690,957
		Total Vietnam	25,566,582

		TOTAL DEBT OBLIGATIONS (COST $2,528,993,918)	2,707,368,193

Par Value		Description	Value ($)

		LOAN ASSIGNMENTS — 1.8%

		Congo Republic (Brazzaville) — 0.5%
EUR	4,976,732	Republic of Congo Loan Agreement *	1,439,735
EUR	14,565,612	Republic of Congo Loan Agreement *	4,213,733
FRF	102,097,963	Republic of Congo Loan Agreement *	4,502,773
USD	8,496,466	Republic of Congo Loan Agreement *	1,826,740
EUR	6,987,247	Republic of Congo Loan Agreement *	2,021,363
		Total Congo Republic (Brazzaville)	14,004,344

		Indonesia — 1.0%

JPY	193,320,002	Republic of Indonesia Loan Agreement, 6 mo. JPY LIBOR + .88%, (1.31%), due 03/28/13	1,564,669
USD	4,112,621	Republic of Indonesia Loan Agreement, dated January 1, 1994, 3 mo. LIBOR + .88%, (6.25%), due 03/29/13	4,040,650
USD	3,806,400	Republic of Indonesia Loan Agreement, dated June 14, 1995, 3 mo. LIBOR + .88%, (6.25%), due 12/14/19	3,606,564
USD	3,806,400	Republic of Indonesia Loan Agreement, dated June 14, 1995, 3 mo. LIBOR + .88%, (6.25%), due 12/14/19	3,606,564
USD	5,075,200	Republic of Indonesia Loan Agreement, dated June 14, 1995, 3 mo. LIBOR + .88%, (6.25%), due 12/14/19	4,808,752
USD	3,211,629	Republic of Indonesia Loan Agreement, dated September 29, 1994, 7.24%, due 12/01/19	2,994,844
USD	1,621,008	Republic of Indonesia Loan Agreement, dated September 29, 1994, 7.83%, due 12/01/19	1,511,590
USD	2,788,449	Republic of Indonesia Loan Agreement, dated September 29, 1994, Variable Rate, 6.31%, due 12/01/19	2,600,229
EUR	3,451,574	Republic of Indonesia, Indonesia Paris Club Debt, with rates varying from 3.50%-12.41%, due 06/01/21 *	3,622,527
		Total Indonesia	28,356,389

		Morocco — 0.1%

USD	4,090,909	Morocco Tranche A Restructuring and Consolidating Agreement, 6 mo. LIBOR + .81%, (6.34%), due 01/01/09	4,080,682

		Russia — 0.2%

USD	3,955,201	Russia Foreign Trade Obligations * (b)	5,362,426
DEM	45,916	Russia Foreign Trade Obligations * (b)	32,340
FIM	1,740,000	Russia Foreign Trade Obligations * (b)	425,923
GBP	14,162	Russia Foreign Trade Obligations * (b)	36,069
USD	265,723	Russia Foreign Trade Obligations * (b)	353,795
USD	80,572	Russia Foreign Trade Obligations * (b)	105,544
		Total Russia	6,316,097

		TOTAL LOAN ASSIGNMENTS (COST $39,890,530)	52,757,512

Par Value		Description	Value ($)

		LOAN PARTICIPATIONS — 4.0%

		Egypt — 0.1%

CHF	6,125,846	Paris Club Loan (Participation with Standard Chartered Bank), 0.00%, due 01/03/24 *	3,260,874

		Indonesia — 1.8%

USD	25,594,370	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), 3 mo. LIBOR + 1.25%, (6.61%), due 02/12/13	23,706,785
JPY	1,142,910,801	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), dated March 28, 1994, 3 mo. LIBOR + 0.88%, (1.56%), due 03/29/13	9,226,868
USD	20,012,277	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), dated September 29, 1995, 3 mo. LIBOR + .88%, (6.23%), due 09/29/19	18,261,203
USD	468,480	Republic of Indonesia Loan Agreement (Participation with Salomon Brothers), dated June 14, 1995, 3 mo. LIBOR + .88%, (6.25%), due 12/14/19	443,885
USD	468,480	Republic of Indonesia Loan Agreement (Participation with Salomon Brothers), dated June 14, 1995, 3 mo. LIBOR + .88%, (6.25%), due 12/14/19	443,885
USD	624,640	Republic of Indonesia Loan Agreement (Participation with Salomon Brothers), dated June 14, 1995, 3 mo. LIBOR + .88%, (6.25%), due 12/14/19	591,846
		Total Indonesia	52,674,472

		Iraq — 0.9%

JPY	4,926,803,587	Republic of Iraq Paris Club Loan (Participation with Deutsche Bank), due 01/01/28	24,961,527
JPY	643,772,123	Republic of Iraq Paris Club Loan, T Chatani (Participation with Deutsche Bank), due 01/01/28	3,199,817
		Total Iraq	28,161,344

		Poland — 0.4%

JPY	1,300,000,001	Poland Paris Club Debt (Participation with Deutsche Bank), 2.22%, due 03/31/09	10,692,687

		Vietnam — 0.8%

JPY	3,146,325,035	Socialist Republic of Vietnam Loan Agreement (Participation with Deutsche Bank), Variable Rate, 6 mo. JPY LIBOR + .71%, 1.31%, due 09/01/17	23,332,443

		TOTAL LOAN PARTICIPATIONS (COST $116,488,372)	118,121,820

Par Value ($)		Description	Value ($)

		PROMISSORY NOTES — 0.5%

		Dominican Republic — 0.1%

USD	1,186,200	Dominican Republic Promissory Notes, 0.00%, due 3/15/2008	1,097,235
USD	1,089,012	Dominican Republic Promissory Notes, 0.00%, due 9/15/2009	879,486
USD	817,249	Dominican Republic Promissory Notes, 0.00%, due 9/15/2010	604,029
USD	817,249	Dominican Republic Promissory Notes, 0.00%, due 9/15/2011	553,278
		Total Dominican Republic	3,134,028

		Ghana — 0.2%

USD	5,312,500	Republic of Ghana Promissory Notes, 0.00%, due 8/9/2007	5,224,312

		Nigeria — 0.2%

USD	33,450,000	Central Bank of Nigeria Promissory Notes, Series RC, 5.09%, due 1/5/2010	6,522,750

		TOTAL PROMISSORY NOTES (COST $26,954,841)	14,881,090

Principal Amount		Description	Value ($)

		OPTIONS PURCHASED — 2.5%

		Currency Options — 2.0%
USD	45,000,000	BRL Call/USD Put, Expires 12/09/08, Strike 2.40	8,010,832
USD	70,000,000	BRL Put/USD Call, Expires 04/30/08, Strike 2.44	15,425,005
USD	25,000,000	KRW Call/USD Put, Expires 02/22/08, Strike 932.00	431,640
USD	50,000,000	KRW Call/USD Put, Expires 02/25/08, Strike 931.00	835,356
USD	25,000,000	KRW Put/USD Call, Expires 02/22/08, Strike 932.00	204,878
USD	50,000,000	KRW Put/USD Call, Expires 02/25/08, Strike 931.00	433,144
TRY	44,000,000	TRY Call/CZK Put, Expires 04/23/08, Strike 13.32	2,655,958
EUR	50,000,000	TRY Call/EUR Put, Expires 01/15/09, Strike 2.44	10,812,005
EUR	45,000,000	TRY Call/EUR Put, Expires 05/02/08, Strike 2.10	4,620,404
EUR	45,000,000	TRY Call/EUR Put, Expires 10/31/08, Strike 2.46	11,035,796
EUR	23,000,000	TRY Call/EUR Put, Expires 12/12/08, Strike 2.49	5,745,119
EUR	260,000,000	USD Call/EUR Put, Expires 07/19/07, Strike 1.30	197,935
		Total Currency Options	60,408,072

		Options on Bonds — 0.0%
USD	40,000,000	Republic of Philippines 6.38% of 01/15/32 Put, Expires 06/11/07, Strike 96.50	31,561
USD	30,000,000	Republic of Turkey 6.88% of 03/17/36 Call, Expires 06/01/07, Strike 97.00	10,601
USD	10,000,000	State of Qatar 9.75% of 06/15/30 Call, Expires 06/27/07, Strike 152.00	6,379
USD	10,000,000	State of Qatar 9.75% of 06/15/30 Put, Expires 06/27/07, Strike 148.00	111,210
		Total Options on Bonds	159,751

		Options on Interest Rates — 0.0%
TWD	1,849,200,000	TWD Interest Rate Cap Call Option, 2.19%, Expires 03/16/10, Strike 2.19	317,582
TWD	1,849,200,000	TWD Interest Rate Floor Call Option, 2.19%, Expires 03/16/10, Strike 2.19	92,608
		Total Options on Interest Rates	410,190

		Options on Interest Rate Swaps — 0.5%
KRW	72,000,000,000	KRW Swaption Call, Expires 02/24/09, Strike 6.05%	2,937,600
KRW	50,000,000,000	KRW Swaption Call, Expires 03/21/11, Strike 5.64%	1,242,500
KRW	72,000,000,000	KRW Swaption Call, Expires 04/08/09, Strike 6.20%	3,322,080
KRW	90,000,000,000	KRW Swaption Call, Expires 04/27/09, Strike 5.42%	1,782,000
KRW	72,000,000,000	KRW Swaption Put, Expires 02/24/09, Strike 6.05%	239,760
KRW	50,000,000,000	KRW Swaption Put, Expires 03/21/11, Strike 5.64%	652,000
KRW	72,000,000,000	KRW Swaption Put, Expires 04/08/09, Strike 6.20%	198,720
KRW	90,000,000,000	KRW Swaption Put, Expires 04/27/09, Strike 5.42%	912,600
USD	135,000,000	USD Swaption Call, Expires 07/24/07, Strike 5.30%	374,741
USD	135,000,000	USD Swaption Call, Expires 07/24/07, Strike 5.30%	2,005,879
		Total Options on Interest Rate Swaps	13,667,880

		TOTAL OPTIONS PURCHASED (COST $55,647,069)	74,645,893

Shares	Description	Value ($)

	MUTUAL FUNDS — 6.6%

	United States — 6.6%

	Affiliated Issuers
5,672,656	GMO Short-Duration Collateral Fund	147,432,329
21,409	GMO Special Purpose Holding Fund (b) (f)	30,615
1,847,483	GMO World Opportunity Overlay Fund	48,995,246
	Total United States	196,458,190

	TOTAL MUTUAL FUNDS (COST $192,159,617)	196,458,190

Shares	Description	Value ($)

	RIGHTS AND WARRANTS — 1.0%

	Mexico — 0.3%

2,942,000	United Mexican States Value Recovery Rights, Series F, Expires 06/30/08 **	77,963
85,582	United Mexican States Warrants, Expires 09/24/07 **	7,017,724
	Total Mexico	7,095,687

	Nigeria — 0.2%

25,000	Central Bank of Nigeria Warrants, Expires 11/15/20 **	6,375,000

	Uruguay — 0.0%

4,000,000	Banco Central Del Uruguay Value Recovery Rights, VRRB, Expires 01/02/21 **	—

	Venezuela — 0.5%

164,215	Republic of Venezuela Bond Warrants, Expires 04/18/20 **	6,075,955
262,360	Republic of Venezuela Recovery Warrants, Expires 04/15/20 **	9,707,320
	Total Venezuela	15,783,275

	TOTAL RIGHTS AND WARRANTS (COST $5,220,502)	29,253,962

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%
7,235,741	Merrimac Cash Series-Premium Class	7,235,741

	TOTAL SHORT-TERM INVESTMENTS (COST $7,235,741)	7,235,741

	TOTAL INVESTMENTS — 107.8% (Cost $2,972,590,590)	3,200,722,401

	Other Assets and Liabilities (net) — (7.8%)	(232,897,395)

	TOTAL NET ASSETS — 100.0%	$2,967,825,006

As of May 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$2,991,328,923	$326,435,051	$(117,049,615)	$209,385,436

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these affiliated issuers during the period ended May 31, 2007 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Short-Duration Collateral Fund	$141,294,024	$4,300,000	$—	$—	$—	$147,432,329

GMO Special Purpose Holding Fund	30,187	—	—	—	131,142	30,615

GMO World Opportunity Overlay Fund	52,014,542	—	4,000,000	—	—	48,995,246

Totals	$193,338,753	$4,300,000	$4,000,000	$—	$131,142	$196,458,190

A summary of outstanding financial instruments at May 31, 2007 is as follows:

Forward Currency Contracts

Settlement Date	Deliver		In Exchange For		Net Unrealized Appreciation

6/26/2007	CHF	103,000,000	USD	85,969,452	$1,721,779
7/17/2007	EUR	110,000,000	USD	149,749,380	1,514,889
7/24/2007	JPY	13,000,000,000	USD	109,519,798	2,007,573
11/01/2007	HKD	190,000,000	USD	24,697,777	296,061

					$5,540,302

Settlement Date	Deliver		In Exchange For		Net Unrealized Appreciation

6/19/2007	GBP	40,000,000	USD	79,172,000	$ (23,288)
7/17/2007	EUR	21,000,000	USD	28,290,780	(8,532)
7/17/2007	USD	6,628,720	EUR	4,900,000	(25,547)

					$(57,367)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)

Buys

2,280	Federal Funds 30 Day	June 2007	$900,197,010	$(1,090)

Reverse Repurchase Agreements

Face Value		Description	Market Value
USD	15,833,667	JP Morgan Chase Bank, 5.00%, dated 04/11/07, to be repurchased on demand at face value plus accrued interest.	$(15,941,424)
USD	19,227,354	Deutsche Bank, 5.15%, dated 04/12/07, to be repurchased on demand at face value plus accrued interest.	(19,353,881)
USD	12,939,675	Lehman Brothers, 5.20%, dated 04/19/07, to be repurchased on demand at face value plus accrued interest.	(13,012,569)
USD	13,441,806	Deutsche Bank, 5.20%, dated 04/24/07, to be repurchased on demand at face value plus accrued interest.	(13,511,703)
USD	31,787,917	Deutsche Bank, 5.13%, dated 04/24/07, to be repurchased on demand at face value plus accrued interest.	(31,950,830)

USD	2,035,280	Lehman Brothers, 5.35%, dated 05/01/07, to be repurchased on demand at face value plus accrued interest.	(2,044,051)
USD	26,257,083	Deutsche Bank, 5.25%, dated 05/11/07, to be repurchased on demand at face value plus accrued interest.	(26,322,179)
USD	48,431,250	Deutsche Bank, 5.10%, dated 05/15/07, to be repurchased on demand at face value plus accrued interest.	(48,534,166)
USD	8,016,350	Lehman Brothers, 4.00%, dated 05/16/07, to be repurchased on demand at face value plus accrued interest.	(8,028,820)
USD	27,681,990	Lehman Brothers, 5.25%, dated 05/21/07, to be repurchased on demand at face value plus accrued interest.	(27,718,323)
USD	39,775,500	Lehman Brothers, 5.35%, dated 05/23/07, to be repurchased on demand at face value plus accrued interest.	(39,816,877)
USD	55,948,457	Lehman Brothers, 5.25%, dated 05/23/07, to be repurchased on demand at face value plus accrued interest.	(56,005,571)
USD	41,232,600	Lehman Brothers, 5.25%, dated 05/25/07, to be repurchased on demand at face value plus accrued interest.	(41,250,639)
USD	13,197,900	Lehman Brothers, 5.25%, dated 05/29/07, to be repurchased on demand at face value plus accrued interest.	(13,201,749)

			$(356,692,782)

Average balance outstanding	$(296,137,242)
Average interest rate	1.29%
Maximum balance outstanding	$(442,907,822)
Average shares outstanding	265,950,651
Average balance per share outstanding	$(1.11)

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

Written Options

A summary of open written option contracts for the Fund at May 31, 2007 is as follows:

Currency Options

Principal Amount	Expiration Date		Description	Premiums	Market Value

$45,000,000	12/09/2008	USD	BRL Call/USD Put Currency Option, Strike 2.14%	$(590,625)	$(3,500,533)
70,000,000	04/30/2008	USD	BRL Call/USD Put Currency Option, Strike 2.07%	(1,470,000)	(4,200,839)
				$(2,060,625)	$(7,701,372)

For the period ended May 31, 2007, the Fund’s investment activity in written option contracts was as follows:

	Puts		Calls
	Principal Amount of Contracts	Premiums	Principal Amount of Contracts	Premiums
Outstanding, beginning of period	$—	$—	$115,000,000	$2,060,625
Options written	—	—	—	—
Options exercised	—	—	—	—
Options expired	—	—	—	—
Options sold	—	—	—	—
Outstanding, end of period	$—	$—	$115,000,000	$2,060,625

Swap Agreements

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Annual Premium	Deliverable On Default	Market Value
10,000,000	USD	6/27/2007	JP Morgan Chase Bank	(Pay)	0.33%	Banco Bilbao Vizcaya Argentaria SA	$(8,277)
3,000,000	USD	7/2/2007	Deutsche Bank AG	(Pay)	0.64%	Bank of China Bonds or Loans	(4,596)
10,000,000	USD	7/2/2007	Citigroup	(Pay)	0.64%	Bank of China Bonds or Loans	(31,244)
15,000,000	USD	8/20/2007	Morgan Stanley	(Pay)	0.87%	Government of Ukraine	(49,386)
15,000,000	USD	9/27/2007	JP Morgan Chase Bank	(Pay)	0.33%	HSBC Bank Plc	(24,174)
10,000,000	USD	10/10/2007	JP Morgan Chase Bank	(Pay)	0.70%	Banco Bilbao Vizcaya Argentaria SA	(34,537)
8,000,000	USD	10/19/2007	Deutsche Bank AG	(Pay)	15.00%	Republic of Venezuela	(561,135)
5,000,000	USD	10/22/2007	JP Morgan Chase Bank	(Pay)	0.54%	Banco Bilbao Vizcaya Argentaria SA	(13,128)
5,000,000	USD	10/23/2007	JP Morgan Chase Bank	(Pay)	0.48%	Banco Bilbao Vizcaya Argentaria SA	(11,696)
5,000,000	USD	10/30/2007	Deutsche Bank AG	(Pay)	0.44%	Banco Bilbao Vizcaya Argentaria SA	(10,667)
10,000,000	USD	11/23/2007	Deutsche Bank AG	(Pay)	1.15%	Endesa SA Spain	(56,804)
15,000,000	USD	11/27/2007	JP Morgan Chase Bank	(Pay)	1.10%	Endesa SA Spain	(79,554)
30,000,000	USD	12/23/2007	Deutsche Bank AG	(Pay)	2.35%	Gazprom Loan Facility	(645,442)
15,000,000	USD	2/20/2008	JP Morgan Chase Bank	(Pay)	1.70%	Republic of Ecuador	454,059
6,500,000	USD	3/20/2008	JP Morgan Chase Bank	(Pay)	0.44%	Petroleos Mexicanos	(17,043)
100,000,000	USD	4/20/2008	JP Morgan Chase Bank	(Pay)	0.32%	United Mexican States	(214,522)
50,000,000	USD	5/4/2008	Deutsche Bank AG	(Pay)	1.80%	Government of Ukraine	(629,810)
5,000,000	USD	5/30/2008	JP Morgan Chase Bank	Receive	8.65%	Republic of Turkey	403,893
2,000,000	USD	9/20/2008	UBS AG	Receive	9.20%	Dominican Republic	251,217
10,000,000	USD	9/20/2008	Morgan Stanley	Receive	5.15%	Republic of Colombia	718,845
18,000,000	USD	11/20/2008	Deutsche Bank AG	Receive	1.50%	Credit of Uttam Galva Steels Limited	97,569
500,000,000	RUB	11/20/2008	JP Morgan Chase Bank	Receive	0.75%	Red Square CDO	30,007
9,000,000	USD	11/20/2008	Deutsche Bank AG	Receive	4.77%	Republic of Colombia	583,829
14,000,000	USD	12/20/2008	Deutsche Bank AG	(Pay)	0.79%	Korean Deposit Insurance Corporation	(176,104)
5,000,000	USD	3/20/2009	JP Morgan Chase Bank	Receive	2.85%	Republic of Peru	248,799
10,000,000	USD	3/20/2009	JP Morgan Chase Bank	Receive	4.30%	Republic of Philippines	758,790
10,000,000	USD	4/17/2009	Deutsche Bank AG	Receive	3.90%	Gazprom Loan Facility	684,851

20,000,000	USD	4/20/2009	JP Morgan Chase Bank	(Pay)	0.43%	Republic of Brazil	(69,251)
5,000,000	USD	5/20/2009	JP Morgan Chase Bank	Receive	4.40%	Gazprom Loan Facility	385,819
25,000,000	USD	5/21/2009	UBS AG	Receive	4.50%	Gazprom Loan Facility	1,978,903
10,445,796	USD	6/6/2009	Deutsche Bank AG	Receive	1.85%	Deutsche Bank Loan to Ukrnafta	186,863
815,999,515	THB	6/30/2009	Deutsche Bank AG	Receive	2.50%	Deutsche Bank Loan to CAT Telecom Public Company Limited	243,941
7,000,000	USD	8/5/2009	Deutsche Bank AG	Receive	4.85%	Government of Ukraine	713,153
100,000,000	CHF	9/20/2009	Morgan Stanley	(Pay)	0.78%	Government of Ukraine	(268,275)
849,572,575	RUB	11/5/2009	Deutsche Bank AG	Receive	1.45%	Russia Post Office	2,894
10,000,000	USD	11/20/2009	JP Morgan Chase Bank	(Pay)	0.90%	United Mexican States	(169,480)
10,000,000	USD	11/20/2009	JP Morgan Chase Bank	(Pay)	0.88%	United Mexican States	(164,791)
25,000,000	USD	12/29/2009	Deutsche Bank AG	Receive	2.25%	Videocon Loan Facility	219,631
7,000,000	USD	2/5/2010	Deutsche Bank AG	Receive	4.85%	Government of Ukraine	819,395
12,000,000	USD	3/5/2010	Deutsche Bank AG	Receive	9.10%	Republic of Turkey	2,799,723
18,000,000	USD	3/20/2010	Morgan Stanley	Receive	0.75%	United Mexican States	287,197
3,000,000	USD	3/29/2010	JP Morgan Chase Bank	Receive	4.70%	Arab Republic of Egypt	347,090
85,000,000	USD	6/20/2010	Deutsche Bank AG	(Pay)	2.10%	Reference security within CDX Index	(4,738,750)
36,000,000	USD	6/20/2010	Lehman Brothers	(Pay)	2.10%	Reference security within CDX Index	(2,007,000)
12,000,000	USD	6/20/2010	JP Morgan Chase Bank	(Pay)	4.00%	Republic of Argentina	(1,136,019)
12,000,000	USD	6/20/2010	JP Morgan Chase Bank	(Pay)	3.87%	Republic of Argentina	(1,085,753)
150,000,000	USD	6/20/2010	Deutsche Bank AG	(Pay)	1.47%	Republic of Brazil	(5,574,994)
10,000,000	USD	7/20/2010	Deutsche Bank AG	(Pay)	3.77%	Republic of Argentina	(843,555)
6,000,000	USD	7/20/2010	Deutsche Bank AG	(Pay)	3.80%	Republic of Argentina	(511,886)
5,000,000	USD	7/23/2010	Deutsche Bank AG	Receive	4.56%	Government of Ukraine	610,365
7,000,000	USD	8/5/2010	Deutsche Bank AG	Receive	4.90%	Government of Ukraine	924,515
3,000,000	USD	8/25/2010	Deutsche Bank AG	Receive	3.40%	Deutsche Bank Loan to Ukrtelekom	110,426
5,000,000	USD	10/25/2010	Deutsche Bank AG	Receive	4.60%	Government of Ukraine	584,887
10,000,000	USD	12/20/2010	JP Morgan Chase Bank	(Pay)	3.57%	Republic of Argentina	(833,734)
5,000,000	USD	12/20/2010	JP Morgan Chase Bank	(Pay)	3.43%	Republic of Argentina	(391,534)
5,000,000	USD	1/25/2011	Deutsche Bank AG	Receive	4.63%	Government of Ukraine	673,296
7,000,000	USD	2/7/2011	Deutsche Bank AG	Receive	4.95%	Government of Ukraine	1,016,813
5,000,000	USD	2/20/2011	Morgan Stanley	(Pay)	2.80%	Republic of Argentina	(252,200)
3,000,000	USD	2/25/2011	Deutsche Bank AG	Receive	3.50%	Deutsche Bank Loan to Ukrtelekom	115,914
8,000,000	USD	3/20/2011	Citigroup	(Pay)	3.70%	Republic of Iraq	338,577
8,000,000	USD	3/20/2011	UBS AG	(Pay)	3.55%	Republic of Iraq	210,795
5,000,000	USD	4/26/2011	Deutsche Bank AG	Receive	4.66%	Government of Ukraine	645,142
10,000,000	USD	6/20/2011	Deutsche Bank AG	(Pay)	1.89%	Islamic Republic of Pakistan	(154,705)
34,000,000	USD	6/20/2011	Deutsche Bank AG	(Pay)	1.35%	Reference security within CDX index	(930,750)
11,000,000	USD	6/20/2011	JP Morgan Chase Bank	(Pay)	1.35%	Reference security within CDX Index	(301,125)
5,000,000	USD	6/20/2011	Lehman Brothers	Receive	1.35%	Reference security within CDX index	136,875
20,000,000	USD	6/20/2011	Lehman Brothers	(Pay)	1.35%	Reference security within CDX index	(547,500)
10,000,000	USD	6/20/2011	Lehman Brothers	(Pay)	1.35%	Reference security within CDX index	(273,750)
11,000,000	USD	6/20/2011	Lehman Brothers	(Pay)	1.35%	Reference security within CDX Index	(301,125)
150,000,000	USD	6/20/2011	Deutsche Bank AG	Receive	1.86%	Republic of Brazil	8,645,610
9,000,000	USD	7/17/2011	UBS AG	Receive	5.05%	Government of Ukraine	1,446,841
5,000,000	USD	7/25/2011	Deutsche Bank AG	Receive	4.68%	Government of Ukraine	725,607

7,000,000	USD	8/5/2011	Deutsche Bank AG	Receive	5.00%	Government of Ukraine	1,097,488
20,000,000	USD	8/20/2011	Deutsche Bank AG	(Pay)	0.57%	United Mexican States	(276,852)
620,000,000	MXN	8/20/2011	Deutsche Bank AG	Receive	0.40%	United Mexican States	498,460
3,000,000	USD	8/25/2011	Deutsche Bank AG	Receive	3.60%	Deutsche Bank Loan to Ukrtelekom	121,630
15,000,000	USD	10/17/2011	Deutsche Bank AG	Receive	3.55%	Gazprom Loan Facility	1,833,065
7,000,000	USD	10/20/2011	JP Morgan Chase Bank	(Pay)	2.75%	Republic of Argentina	(289,398)
13,500,000	USD	10/20/2011	Lehman Brothers	(Pay)	5.02%	Republic of Ecuador	595,902
5,000,000	USD	10/25/2011	Deutsche Bank AG	Receive	4.70%	Government of Ukraine	684,145
19,000,000	USD	10/30/2011	Deutsche Bank AG	Receive	4.00%	Naftofaz Ukraine	210,377
8,000,000	USD	11/20/2011	JP Morgan Chase Bank	(Pay)	2.16%	Republic of Argentina	(124,819)
5,000,000	USD	12/20/2011	JP Morgan Chase Bank	(Pay)	0.66%	Petroleos Mexicanos	(73,654)
65,000,000	USD	12/20/2011	JP Morgan Chase Bank	(Pay)	1.40%	Reference security within CDX index	(1,761,500)
9,375,040	USD	12/20/2011	Deutsche Bank AG	Receive	1.60%	Stemcor UK Ltd.	102,897
19,000,000	EUR	1/20/2012	Duetsche Bnak AG	(Pay)	0.42%	Republic of Kazakhstan	(157,858)
8,600,000,000	KZT	1/20/2012	Deutsche Bank AG	Receive	0.32%	Republic of Kazakhstan	319,666
25,000,000	USD	2/20/2012	JP Morgan Chase Bank	(Pay)	0.96%	Republic of Brazil	(459,581)
3,000,000	USD	2/25/2012	Deutsche Bank AG	Receive	3.68%	Deutsche Bank Loan to Ukrtelekom	124,776
19,000,000	USD	5/5/2012	Deutsche Bank AG	Receive	4.00%	Naftofaz Ukraine	127,822
10,000,000	USD	6/20/2012	Morgan Stanley	Receive	2.10%	Republic of Panama	738,074
5,000,000	USD	7/30/2012	JP Morgan Chase Bank	Receive	3.05%	Republic of Chile	708,853
3,000,000	USD	8/28/2012	Deutsche Bank AG	Receive	3.75%	Deutsche Bank Loan to Ukrtelekom	124,956
10,000,000	USD	10/4/2012	JP Morgan Chase Bank	Receive	2.95%	Republic of Chile	1,353,449
5,000,000	USD	11/5/2012	Deutsche Bank AG	Receive	6.50%	Republic of Jamaica	942,885
10,000,000	USD	1/8/2013	Deutsche Bank AG	Receive	7.15%	Republic of Colombia	3,279,029
10,000,000	USD	1/9/2013	Deutsche Bank AG	Receive	8.25%	Republic of Turkey	3,443,871
7,000,000	USD	1/10/2013	JP Morgan Chase Bank	Receive	7.50%	Republic of Colombia	2,420,285
10,000,000	USD	2/7/2013	JP Morgan Chase Bank	Receive	8.30%	Republic of Colombia	3,839,948
15,000,000	USD	2/11/2013	JP Morgan Chase Bank	Receive	3.05%	United Mexican States	2,147,600
9,861,124	EUR	6/24/2013	JP Morgan Chase Bank	Receive	1.37%	VTB Leasing	125,130
13,377,601	EUR	6/24/2013	JP Morgan Chase Bank	Receive	1.37%	VTB Leasing	169,751
130,000,000	USD	10/20/2013	Deutsche Bank AG	Receive	3.30%	Republic of Brazil	17,706,823
80,000,000	USD	10/20/2013	Deutsche Bank AG	Receive	4.05%	Republic of Brazil	14,100,457
14,025,000,000	JPY	10/20/2013	Deutsche Bank AG	(Pay)	3.20%	Republic of Brazil	(16,093,171)
8,415,000,000	JPY	10/20/2013	Deutsche Bank AG	(Pay)	3.95%	Republic of Brazil	(12,492,157)
10,000,000	USD	12/20/2013	Deutsche Bank AG	Receive	10.50%	Republic of Ecuador	1,840,691
10,000,000	USD	12/24/2013	JP Morgan Chase Bank	Receive	3.80%	Republic of Turkey	1,220,419
10,000,000	USD	1/20/2014	Citigroup	Receive	4.94%	Republic of Colombia	2,338,820
10,000,000	USD	1/20/2014	Deutsche Bank AG	Receive	1.77%	United Mexican States	861,706
5,000,000	USD	3/20/2014	JP Morgan Chase Bank	Receive	4.90%	Republic of Colombia	1,134,952
20,000,000	USD	4/20/2014	Goldman Sachs	Receive	1.59%	United Mexican States	1,469,402
20,000,000	USD	4/20/2014	Lehman Brothers	Receive	1.58%	United Mexican States	1,457,745
10,000,000	USD	5/14/2014	Deutsche Bank AG	Receive	6.64%	Republic of Turkey	2,662,623
5,000,000	USD	5/19/2014	Deutsche Bank AG	Receive	6.42%	Republic of Turkey	1,265,089
7,000,000	USD	5/20/2014	JP Morgan Chase Bank	Receive	6.25%	Republic of Turkey	1,705,309
5,000,000	USD	5/20/2014	Deutsche Bank AG	Receive	2.03%	United Mexican States	491,139
10,000,000	USD	5/20/2014	JP Morgan Chase Bank	Receive	2.10%	United Mexican States	1,022,868
10,000,000	USD	5/20/2014	JP Morgan Chase Bank	Receive	2.10%	United Mexican States	1,022,868
10,000,000	USD	5/20/2014	UBS AG	Receive	2.10%	United Mexican States	1,022,868
10,000,000	USD	6/16/2014	Deutsche Bank AG	Receive	6.22%	Republic of Turkey	2,696,664
10,000,000	USD	6/20/2014	JP Morgan Chase Bank	Receive	2.10%	United Mexican States	1,119,857

10,000,000	USD	6/20/2014	JP Morgan Chase Bank	Receive	2.15%	United Mexican States	1,151,242
10,000,000	USD	7/20/2014	JP Morgan Chase Bank	Receive	2.00%	United Mexican States	1,045,696
35,000,000	USD	7/20/2014	JP Morgan Chase Bank	Receive	2.01%	United Mexican States	3,681,772
2,000,000	USD	8/24/2014	Deutsche Bank AG	(Pay)	4.25%	Lebanese Republic	(14,597)
600,000,000	EUR	3/20/2015	Deutsche Bank AG	(Pay)	3.72%	Bolivarian Republic of Venezuela	(68,468,075)
800,000,000	USD	3/20/2015	Deutsche Bank AG	Receive	3.80%	Bolivarian Republic of Venezuela	65,961,324
412,500,000	USD	4/20/2015	Deutsche Bank AG	Receive	4.40%	Bolivarian Republic of Venezuela	46,740,569
300,000,000	EUR	4/20/2015	Deutsche Bank AG	(Pay)	4.32%	Bolivarian Republic of Venezuela	(47,182,376)
10,000,000	USD	4/20/2015	JP Morgan Chase Bank	Receive	4.65%	Republic of Colombia	2,268,902
15,000,000	USD	5/20/2015	Deutsche Bank AG	Receive	3.85%	Republic of Turkey	1,665,978
56,950,000,000	COP	11/20/2015	Citigroup	Receive	1.81%	Republic of Colombia	1,783,202
15,000,000	USD	2/20/2016	Citigroup	(Pay)	2.16%	Republic of Colombia	(1,110,635)
56,700,000,000	COP	2/20/2016	Citigroup	Receive	1.46%	Republic of Colombia	1,290,339
25,000,000	USD	4/20/2016	Citigroup	(Pay)	1.90%	Republic of Colombia	(1,320,060)
114,800,000,000	COP	4/20/2016	Citigroup	Receive	1.33%	Republic of Colombia	1,995,462
22,000,000	USD	8/20/2016	JP Morgan Chase Bank	Receive	1.99%	Republic of Brazil	1,782,752
40,000,000	USD	8/20/2016	Lehman Brothers	Receive	1.98%	Republic of Brazil	3,226,769
20,000,000	USD	8/20/2016	Citigroup	(Pay)	2.15%	Republic of Colombia	(1,476,725)
97,680,000,000	COP	8/20/2016	Citigroup	Receive	1.51%	Republic of Colombia	2,357,794
20,000,000	USD	8/20/2016	Deutsche Bank AG	(Pay)	0.87%	United Mexican States	(709,598)
620,000,000	MXN	8/20/2016	Deutsche Bank AG	Receive	0.61%	United Mexican States	1,232,204
87,500,000	USD	2/20/2017	Deutsche Bank AG	Receive	2.43%	Bolivarian Republic of Venezuela	(482,633)
350,000,000	USD	2/20/2017	Deutsche Bank AG	(Pay)	7.66%	Bolivarian Republic of Venezuela	1,224,888
50,000,000	USD	3/20/2017	Lehman Brothers	Receive	1.41%	Republic of Brazil	1,911,659
2,500,000	USD	5/20/2017	Deutsche Bank AG	(Pay)	1.05%	Republic of Peru	(25,674)
32,000,000	USD	5/20/2017	Deutsche Bank AG	Receive	0.79%	Republic of Peru	61,961
10,000,000	USD	10/7/2017	JP Morgan Chase Bank	Receive	4.20%	United Mexican States	3,001,307
20,000,000	USD	3/20/2019	JP Morgan Chase Bank	Receive	1.90%	United Mexican States	2,525,322
30,000,000	USD	8/15/2031	Goldman Sachs	(Pay)	1.84%	United Mexican States	(5,001,383)
20,000,000	USD	8/15/2031	Goldman Sachs	(Pay)	1.89%	United Mexican States	(3,463,126)
			Premiums to (Pay) Receive			$1,635,579	$69,353,464

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Market Value
1,643,615	USD	12/1/2008	Citigroup	(Pay)	7.10%	6 month LIBOR	$(38,938)
20,000,000	USD	1/4/2010	JP Morgan Chase Bank	(Pay)	5.11%	6 month LIBOR	213,033
20,000,000	USD	1/4/2010	JP Morgan Chase Bank	Receive	5.62%	Floating USD rate	(252,497)
90,000,000,000	KRW	5/29/2010	Merrill Lynch	(Pay)	4.79%	3 month KRW LIBOR	674,468
900,000,000	TWD	5/23/2011	JP Morgan Chase Bank	(Pay)	2.49%	90 Day TWD-BA-TELERATE	(109,596)
2,500,000,000	TWD	6/12/2011	JP Morgan Chase Bank	(Pay)	2.35%	90 Day TWD-BA-TELERATE	161,961
3,000,000,000	TWD	7/5/2011	JP Morgan Chase Bank	(Pay)	2.32%	90 Day TWD-BA-TELERATE	283,402

2,500,000,000	TWD	8/1/2011	JP Morgan Chase Bank	(Pay)	2.29%	90 Day TWD-BA-TELERATE	313,010
4,500,000,000	TWD	9/26/2011	JP Morgan Chase Bank	(Pay)	2.09%	90 Day TWD-BA-TELERATE	1,785,220
3,211,662	USD	12/1/2011	Citigroup	(Pay)	6.32%	6 month LIBOR	(110,857)
36,000,000,000	KRW	3/16/2014	Deutsche Bank AG	(Pay)	4.80%	Korean bond rate for 91 day certificates of deposit	246,865
36,000,000,000	KRW	3/16/2014	Deutsche Bank AG	(Pay)	5.03%	Korean bond rate for 91 day certificates of deposit	605,028
20,000,000	USD	10/3/2015	JP Morgan Chase Bank	Receive	4.64%	3 month LIBOR	(1,142,644)
100,000,000	USD	4/25/2016	Deutsche Bank AG	Receive	5.56%	3 month USD LIBOR	875,435
1,400,000,000	TWD	11/24/2016	JP Morgan Chase Bank	(Pay)	2.15%	90 Day TWD-BA-TELERATE	1,584,380
87,500,000	USD	2/14/2017	Deutsche Bank AG	Receive	5.31%	3 month LIBOR	(943,803)
25,000,000	USD	12/2/2023	JP Morgan Chase Bank	Receive	5.34%	3 month LIBOR	(609,705)
70,000,000	EUR	9/4/2026	JP Morgan Chase Bank	(Pay)	4.28%	6 month EUR LIBOR	5,742,536

			Premiums to (Pay) Receive			$(546,346)	$9,277,298

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Pay	Receive	Market Value
223,800,000	RUB	12/5/2007	JP Morgan Chase Bank	3 month LIBOR + 0.25%	Return on Russian Railways	$950,805
50,000,000	USD	1/7/2008	JP Morgan Chase Bank	3 month LIBOR - 0.50%	EMBI + Total Return	586,516
45,335,905	USD	12/19/2011	JP Morgan Chase Bank	CER Index + 1.24%	3 month LIBOR	(991,965)
45,797,706	USD	12/19/2011	JP Morgan Chase Bank	3 month LIBOR + 0.35%	Return on Prestamos Garatizados	430,823
300,000,000	RUB	3/26/2017	Morgan Stanley	3 month LIBOR + 0.25%	Return on Sukhol	136,277

			Premiums to (Pay) Receive		$—	$1,112,456

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

BPI - Indemnification payment bonds

CBO - Collateralized Bond Obligation

CDO – Collateralized Debt Obligation

DCB - Debt Conversion Bond

EMBI + - Emerging Markets Bond Index Plus

EMTN - Euromarket Medium Term Note

FLIRB - Front Loaded Interest Reduction Bond

GDP - Gross Domestic Product

GMTN - Global Medium Term Note

LIBOR - London Interbank Offered Rate

MYDFA - Multi-Year Deposit Facility Agreement

PDI - Past Due Interest

PIK - Payment In Kind

RMAC - Residential Mortgage Acceptance Corp.

Variable, step up and step down rates - The rates shown on variable, step up and step down rate notes are the current interest rates at May 31, 2007, which are subject to change based on the terms of the security, including varying reset dates.

VRRB - Variable Rate Reduction Bond

  *    Non-performing. Borrower not currently paying interest.

**   Non-income producing security.

(a)   Security is in default.

(b)   Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

(c)   Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.

(d)   All or a portion of this security has been segregated to cover collateral requirements on reverse repurchase agreements.

(e)   All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and/or collateral on open swap contracts.

(f)    Bankrupt issuer.

Certain securities held by the Fund or the underlying funds are valued on the basis of a price provided by a single source.  The prices provided may differ from the value that would be realized if the securities were sold and the differences could be material.  As of May 31, 2007, the total value of these securities represented 19.95% of net assets.

Currency Abbreviations:

ARS - Argentine Peso

BRL - Brazilian Real

CHF - Swiss Franc

COP - Colombia Pesos

CZK - Czech Koruna

DEM - German Mark

EUR - Euro

FIM - Finnish Markka

FRF - French Franc

GBP - British Pound

HKD - Hong Kong Dollar

ITL - Italian Lira

JPY - Japanese Yen

KRW - South Korean Won

KZT -  Kazakhstam Tenge

MXN - Mexican Peso

MYR - Malaysian Ringgit

RUB - Russian Ruble

THB - Thai Baht

TRY - Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
May 31, 2007 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 84.3%

	Brazil — 3.7%
234,247,620	Aes Tiete SA	8,901,653
3,358,120	Banco do Brasil SA	138,450,340
388,812,798	Companhia Saneamento Basico SAO PA	62,554,130
1,107,072	Companhia Siderurgica Nacional SA	57,117,078
1,516,900	Companhia Vale do Rio Doce	68,714,543
969,850	Companhia Vale do Rio Doce ADR	44,079,683
503,543,100	Electrobras (Centro)	13,460,145
1,481,800	Gafisa SA	25,300,906
2,497,400	Localiza Rent A Car	28,601,145
315,800	OdontoPrev SA	8,548,464
1,805,704	Souza Cruz SA (Registered)	44,743,108
370,800	Submarino SA	15,828,006
	Total Brazil	516,299,201

	Chile — 0.3%
80,262	Banco de Chile ADR	3,894,312
137,830	Banco Santander Chile SA ADR	6,767,453
132,706	Compania Cervecerias Unidas ADR	4,604,898
76,300	Empresa Nacional de Electricidad SA ADR	3,555,580
322,741	Enersis SA ADR	5,931,980
120,130	Lan Airlines SA (a)	9,660,855
14,170	Madeco SA Sponsored ADR *	185,060
26,360	Sociedad Quimica y Minera de Chile SA ADR	4,339,910
	Total Chile	38,940,048

	China — 9.3%
18,629,990	Advanced Semiconductor Manufacturing Co *	1,882,217
39,768,700	Bank of Communications Co Ltd *	41,705,326
2,203,000	Belle International Holdings Ltd *	2,240,114
1,860,000	China Communication Services *	1,159,241
20,759,000	China Construction Bank Class H	12,487,116
1,765,365	China Cosco Holdings Co Ltd	2,082,776
11,690,000	China Life Insurance Co Ltd Class H *	36,135,708
54,669,000	China Merchants Bank	140,903,187
22,584,442	China Mobile Ltd	209,946,849
375,649	China Mobile Ltd ADR	17,437,627
226,396,401	China Petroleum & Chemical Corp Class H	249,305,828
14,704,313	China Power International Development Ltd	7,920,814
6,871,400	China Resources Enterprise Ltd	25,075,733
8,666,000	China Shipping Development Co Ltd Class H	16,967,534
463,670	China Telecom Corp Ltd ADR (a)	24,945,446
170,758,700	China Telecom Corp Ltd Class H	91,921,844
14,248,000	China Ting Group Holding Ltd	4,880,681
67,180,000	China Travel International Investment Hong Kong Ltd	32,401,642
63,282,416	Denway Motors Ltd	27,733,088
3,303,000	Dongfang Electrical Machinery Co Ltd	14,593,909
12,250,686	Fountain Set Holdings Ltd	4,449,090
94,425	Global Sources Ltd *	2,024,472
2,717,284	GOME Electrical Appliances Holdings Ltd	4,128,795
30,572,700	Guangdong Investments Ltd	17,777,972
5,451,350	Hengan International Group Co Ltd Class H	18,572,897
38,796,000	Huaneng Power International Inc Class H	39,756,156
12,580,000	Jiangxi Copper Co	20,223,505
571,700	New Oriental Education & Technology Group Inc *	26,847,032
4,204,100	Parkson Retail Group Ltd	28,299,209

6,356,172	Peace Mark Holdings Ltd	7,732,463
36,311,101	PetroChina Co Ltd Class H	46,967,804
33,832,789	Pico Far East Holdings Ltd	10,770,148
7,507,000	Shandong Weigao Group Medical Polymer Co Ltd Class H	14,190,181
14,876,344	Shanghai Industrial Holdings Ltd	43,974,514
2,522,000	Shanghai Jin Jiang International Hotels	1,372,518
37,711,500	Sinofert Holdings Ltd	24,279,726
8,864,020	Synear Food Holdings Ltd	10,063,740
7,456,187	Weiqiao Textile Co	16,541,411
3,396,000	Zhuzhou CSR Times Electric Co	5,389,187
	Total China	1,305,087,500

	Hungary — 0.4%
31,070	Gedeon Richter Rt	6,326,835
100	Magyar Telekom	2,529
467,050	Magyar Telekom Nyrt	2,343,717
89,220	MOL Magyar Olaj es Gazipari Rt (New Shares)	11,481,085
697,570	OTP Bank	36,924,511
	Total Hungary	57,078,677

	India — 2.1%
675,493	Amtek Auto Ltd	6,731,212
51,800	BF Utilities Ltd *	2,443,882
243,900	Bombay Dyeing & Manufacturing Co Ltd	3,303,072
11,896,352	CBAY Systems Holdings Ltd (b) (c)	17,208,965
5,948,177	CBAY Systems Ltd * (b) (c)	59,482
21,797,849	Centurion Bank Ltd *	21,753,668
3,000	Cipla Ltd (Shares Under Objection) * (c)	—
427,800	Dr Reddy’s Laboratories Ltd	6,840,837
176,150	Emco Ltd	3,617,042
1,503,561	Gammon India Ltd	14,374,232
23,609	Geodesic Information Systems Ltd	142,179
200	HCL Infosystems Ltd (Shares Under Objection) * (c)	—
1,482,625	Hexaware Technologies Ltd	5,776,359
420,127	ICICI Bank Ltd	9,589,823
39,600	Infosys Technologies Inc	1,882,805
1,500	ITC Ltd (Shares Under Objection) * (c)	—
6,078,401	IVRCL Infrastructures & Projects Ltd	52,611,753
691,108	Jaiprakash Associates Ltd	11,820,781
333,102	Jindal Steel & Power Ltd	26,454,190
185,930	KEI Industries Ltd	428,701
87	Mahind GESCO Developers Ltd *	1,281
704,029	Mahindra & Mahindra Ltd	13,185,604
700	NTPC Ltd	2,739
2,243,000	OM Metals Infraprojects	2,589,584
834,869	Reliance Capital Ltd	19,664,040
53,940	Reliance Communications Ltd *	671,937
352,882	Reliance Energy Ltd *	4,682,182
900	Reliance Energy Ltd (Shares Under Objection) * (c)	—
178,308	Reliance Industries Ltd	7,749,177
7,133	Reliance Industries Ltd (Shares Under Objection) * (c)	—
469,956	Rolta India Ltd	5,312,307
28,949	SAW Pipes Ltd	410,925
2,502,385	Shree Precoated Steels Ltd *	21,061,768
2,524,600	Sintex Industries Ltd	14,203,230
525,136	Tasc Pharmaceuticals Ltd *	690,171
1,838,629	United Phosphorus	12,841,197
314,730	Voltas Ltd	743,814
67,166	Welspun India Ltd *	115,325
600	Wockhardt Ltd	6,138
	Total India	288,970,402

	Indonesia — 0.6%
13,527,500	Astra International Tbk PT	25,185,776
32,810,900	Bank Rakyat Indonesia	22,734,383
44,447,300	Indah Kiat Pulp & Paper Tbk PT *	5,735,782
8,981,500	Indosat Tbk PT	6,938,912
59,543,100	Matahari Putra Prima Tbk PT	5,125,750
17,343,500	Telekomunikasi Indonesia Tbk PT	18,877,382
3,266,420	United Tractors Tbk PT	2,799,798
	Total Indonesia	87,397,783

	Israel — 1.9%
13,444,670	Bank Hapoalim BM	72,737,815
7,409,390	Bank Leumi Le-Israel	31,420,553
1,624,370	Check Point Software Technologies Ltd *	37,945,283
2,900	Teva Pharmaceutical Industries	113,172
2,126,290	Teva Pharmaceutical Industries ADR	83,350,568
47,020	The Israel Corp Ltd	35,012,193
	Total Israel	260,579,584

	Lebanon — 0.0%
8,700	Banque Libanaise pour le Commerce Sal * (c)	35,695

	Malaysia — 6.0%
622,900	AmInvestment Group Berhad	547,862
26,261,400	Berjaya Sports Toto	37,698,651
39,958,130	Bumiputra-Commerce Holdings Berhad	140,202,067
23,416,000	Genting Berhad	54,431,090
11,138,031	Highlands and Lowlands Berhad	26,239,018
4,282,800	Hong Leong Bank Berhad	7,887,989
15,407,340	IJM Corp Berhad	37,234,669
18,475,000	Malayan Banking Berhad	65,741,862
15,304,560	Maxis Communications Berhad	69,226,508
17,520,400	Public Bank Berhad	51,292,988
42,422,700	Resorts World Berhad	40,276,912
37,462,700	RHB Capital Berhad	52,304,477
566,700	Shangri-La Hotels	483,042
12,519,500	SP Setia Berhad	30,922,447
16,402,400	Sunway City Berhad	23,315,202
3,062,900	Tanjong Plc	16,317,772
23,951,200	Tenaga Nasional Berhad	82,434,132
4,237,759	Top Glove Corp Berhad	10,805,568
27,413,100	UEM World Berhad	30,967,083
15,300,700	UMW Holdings Berhad	54,037,111
6,916,700	WCT Engineering Berhad	14,065,212
	Total Malaysia	846,431,662

	Mexico — 5.2%
5,488,200	Alfa SA de CV Class A	43,181,982
1,980,264	Alsea SA	3,429,667
1,307,190	America Movil SA de CV Class L ADR	79,150,355
4,972,489	Carso Global Telecom Class A *	29,354,793
156,532	Cemex SA de CV ADR CPO *	6,085,964
5,287,816	Cemex SA de CV CPO *	20,536,785
16,366,500	Corporacion GEO SA de CV Series B *	92,884,974
4,442,400	Grupo Cementos de Chihuahua SA de CV	31,644,266
17,144,010	Grupo Financiero Banorte SA de CV	80,136,813
12,496,300	Grupo Mexico SA Class B	74,096,968
1,876,700	Grupo Televisa SA-Series CPO	10,811,623
3,638,532	Sare Holding SA de CV *	6,437,181
5,451,340	Telefonos de Mexico SA de CV Class L ADR (a)	220,452,190
10,388,059	Wal-Mart de Mexico SA de CV Class V	39,310,091
	Total Mexico	737,513,652

	Peru — 0.0%
76,160	Compania de Minas Buenaventura SA ADR	2,553,645
5,757,680	Scotiabank Peru SA	391,704
17,860	Southern Copper Corp	1,583,825
	Total Peru	4,529,174

	Philippines — 2.8%
957,404	Ayala Corp	10,917,203
103,581,083	Ayala Land Inc	34,525,759
11,395,630	Bank of the Philippine Islands	16,976,288
707,472,942	Filinvest Land Inc *	29,144,278
4,914,000	First Gen Corp *	6,399,391
8,985,823	First Philippine Holdings	15,226,174
949,166,687	Megaworld Corp *	81,905,620
6,219,000	Paxys Inc *	3,498,523
1,360,046	Philippine Long Distance Telephone	75,503,133
205,460	Philippine Long Distance Telephone ADR (a)	11,569,453
9,130,000	PNOC Energy Development Corp	1,222,883
169,575,910	Robinsons Land Corp Class B (d)	73,200,879
3,029,542	SM Investments Corp	26,638,786
45,650,199	SM Prime Holdings	12,047,293
	Total Philippines	398,775,663

	Poland — 1.7%
219,950	BRE Bank *	39,502,268
5,788,150	PKO Bank Polski SA	109,181,505
5,299,310	Polski Koncern Naftowy Orlen SA *	91,860,510
	Total Poland	240,544,283

	Russia — 3.2%
156,000	JSC Mining & Smelting Co ADR	29,718,000
2,078,560	Lukoil ADR	155,892,000
392,880	Mobile Telesystems ADR *	21,286,238
1,751,931	OAO Gazprom ADR	63,945,482
291,283	OAO Mechel ADR (a)	9,961,879
135,000	Russia Petroleum * (c)	135,000
42,000	Sberbank RF	148,680,000
122,789	Sistema Hals GDR 144A * (c)	1,559,420
1,001,390	VTB Bank OJSC Sponsored GDR 144A *	11,315,707
	Total Russia	442,493,726

	South Africa — 3.1%
1,354,975	Absa Group Ltd	25,668,517
1,324,000	AECI Ltd	16,438,371
2,093,930	African Bank Investments Ltd	9,252,465
135,300	Anglo American Platinum Corp	22,660,580
2,346,500	Aveng Ltd	16,456,413
951,500	Barloworld Ltd	26,366,052
825,902	City Lodge Hotels Ltd	9,504,206
677,900	Ellerine Holdings Ltd	7,446,179
1,282,890	Foschini Ltd	12,707,818
492,883	Impala Platinum Holdings Ltd	15,063,183
619,400	Imperial Holdings Ltd	13,162,528
1,780,300	Massmart Holdings Ltd	23,209,686
600,700	Mittal Steel South Africa Ltd	10,661,598
2,319,900	Mr. Price Group Ltd	9,925,751
2,218,980	Murray & Roberts Holdings Ltd	21,014,613
2,278,912	Remgro Ltd	58,305,163

10,690,771	Sanlam Ltd	34,504,614
671,410	Sasol Ltd	24,269,321
2,332,200	Standard Bank Group Ltd	34,411,840
468,000	Sun International Ltd	9,787,819
609,241	Telkom SA Ltd	14,655,712
827,648	Tiger Brands Ltd	21,830,309
	Total South Africa	437,302,738

	South Korea — 20.2%
4,403,499	Biomass Korea Co Ltd * (d)	10,180,396
184,289	Boryung Pharmaceutical Co Ltd (d)	8,706,924
749,440	Cheil Industries Inc	32,064,967
1,737,790	Dacom Corp	42,160,611
577,880	Dae Han Pulp Industries * (d)	3,923,144
1,314,590	Daegu Bank	21,492,471
462,850	Daelim Industrial Co Ltd	69,918,435
24,669	Daesun Shipbuilding *	8,482,535
2,351,890	Daewoo Engineering & Construction Co Ltd	71,549,566
176,687	DC Chemical Co Ltd	25,285,699
322,817	Doosan Infracore Co Ltd	12,672,983
1,413,948	EnE System Inc * (d)	16,046,737
373,310	GS Holdings Corp	19,107,441
390,379	Hana Financial Group Inc	19,802,507
262,962	Hana Tour Service Inc	20,275,338
1,993,250	Hanaro Telecom Inc *	19,208,725
215,265	Hanil Cement Manufacturing	23,472,883
1,635,720	Hanjin Heavy Industry & Construction	100,754,876
344,510	Hanjin Shipping	15,577,726
2,713,620	Hanwha Chemical Corp	57,177,999
2,617,958	Hanwha Corp	154,622,478
345,901	Honam Petrochemical Co	37,445,182
993,160	Hynix Semiconductor Inc *	30,828,613
1,177,898	Hyundai Development Co	82,331,566
928,780	Hyundai Engineering & Construction *	71,572,223
262,750	Hyundai Heavy Industries	89,949,165
56,401	Hyundai Mipo Dockyard Co Ltd	14,315,945
512,140	Hyundai Mobis	46,429,160
512,220	Hyundai Motor Co	36,289,735
882,640	Hyundai Steel Co	52,878,926
148,392	Hyunjin Materials Co Ltd	5,501,019
2,383,600	Industrial Bank of Korea	47,985,992
169,736	JVM Co Ltd	10,641,298
30,650	KCC Corp	14,167,629
1,273,780	Kolon Construction (d)	23,211,754
1,222,110	Kookmin Bank	110,646,743
40,200	Kookmin Bank ADR	3,633,678
1,027,600	Korea Electric Power Corp	45,129,927
111,393	Korea Iron & Steel Co Ltd	8,282,364
11,353,300	Korea Real Estate * (d)	15,114,671
76,761	Korea Zinc Co Ltd	12,287,811
1,049,167	Korean Air Lines Co Ltd	62,226,799
227,600	KT Corp	10,874,024
313,740	KT Corp ADR	7,545,447
1,856,950	KT&G Corp	136,154,254
566,000	KT&G Corp GDR 144A	21,111,800
168,351	LG Card Co Ltd *	8,986,539
542,448	Maeil Dairy Industry	22,010,168
193,100	Megastudy Co Ltd	35,751,963
747,360	Nasan Co Ltd * (d)	15,502,868
103,732	NHN Corp *	19,836,745
804,030	Poongsan Corp	26,636,598

533,729	POSCO	255,573,684
76,000	POSCO Sponsored ADR	9,066,800
794,190	Pumyang Construction Co Ltd (d)	17,191,468
450,730	Samsung Corp	23,596,594
479,424	Samsung Electronics Co Ltd	277,029,018
6	Samsung SDI Co Ltd	353
1,550,650	Shinhan Financial Group Co Ltd	95,628,297
1,417,800	SK Corp	160,370,149
616,500	SK Telecom Co Ltd ADR (a)	16,559,190
930,280	SSCP Co Ltd *	25,744,751
90,600	Sung Kwang Bend Co Ltd	2,228,328
569,867	Taewoong Co Ltd	32,334,338
1,863,700	Woori Finance Holdings Co Ltd	44,268,271
	Total South Korea	2,837,356,288

	Sri Lanka — 0.0%
417,000	Lanka Walltile Ltd	211,720

	Taiwan — 19.3%
17,689,884	Acer Inc	32,653,507
9,858,000	Advanced Semiconductor Engineering Inc *	11,470,471
6,538,000	Altek Corp	12,701,809
28,680,762	Asustek Computer Inc	70,864,578
26,821,820	Cheng Loong Corp	10,536,973
70,039,000	China Bills Finance Corp	16,325,297
90,088,000	China Development Financial Holding Corp	36,224,710
117,340,854	China Steel Corp	136,707,236
372,600	China Steel Corp GDS	8,756,100
24,143,387	Chinatrust Financial Holding Co Ltd	18,339,357
30,100,499	Chung Hung Steel Corp *	14,655,618
43,402,520	Chunghwa Telecom Co Ltd	81,461,716
847,232	Chunghwa Telecom Co Ltd ADR	15,944,906
19,854,277	Compal Electronics Inc	18,022,180
3,475,000	Continental Engineering Corp	2,669,750
5,550,100	Delta Electronics Inc	18,156,522
2,438,820	DFI	6,647,245
9,777,804	Dimerco Express Taiwan Corp (d)	10,073,993
6,648,000	D-Link Corp	13,890,765
12,936,000	Eternal Chemical Co Ltd	20,758,407
717,000	Evergreen Marine Corp	449,254
24,006,000	Far Eastern Department Stores Ltd	16,135,758
39,883,295	Far Eastern International Bank	18,023,505
35,536,080	Far Eastern Textile Co Ltd	35,410,343
8,425,000	Far Eastone Telecommunications Co Ltd	9,990,045
27,418,208	Formosa Chemicals & Fibre Co	56,303,241
4,704,044	Formosa Petrochemical Corp	11,386,468
23,707,107	Formosa Plastics Corp	48,592,089
4,419,000	Foxconn Technology Co Ltd	48,358,788
11,626,000	Fubon Financial Holding Co Ltd	10,149,248
54,456,772	Hon Hai Precision Industry Co Ltd	384,698,355
702,000	Hotai Motor Company Ltd	1,670,135
10,582,000	Innolux Display Corp *	34,268,307
56,058,671	Inventec Co Ltd	40,299,768
3,076,000	Kings Town Construction *	2,867,253
12,583,883	Les Enphants Co Ltd (d)	9,180,824
14,021,723	Lite-On Technology Corp	16,551,095
14,832,300	MediaTek Inc	234,777,821
74,446,000	Mega Financial Holdings Co Ltd	45,082,209
25,764,835	Micro-Star International Co Ltd	18,843,575
22,479,000	Mosel Vitelic Inc	30,244,677
19,348,405	Nan Ya Plastics Corp	37,505,810

20,279,000	Nanya Technology Corp	18,186,068
19,983,235	Oriental Union Chemical	15,820,497
1,697,000	PixArt Imaging Inc	25,437,274
71,670,000	Powerchip Semiconductor Corp	42,715,220
8,360,850	Powertech Technology Inc	31,480,485
61,903,000	Promos Technologies Inc *	25,464,386
25,254,083	Realtek Semiconductor Corp	64,600,722
2,939,000	Richtek Technology Corp	34,737,613
65,579,409	Shin Kong Financial Holdings	69,299,582
10,513,000	Siliconware Precision Industries Co	21,923,273
27,921,128	Sinopac Holdings Co	12,150,299
77,339,125	Taishin Financial Holdings Co Ltd *	38,037,642
50,225,000	Taiwan Cellular Corp	51,365,755
61,893,307	Taiwan Cement Corp	58,182,163
152,668,748	Taiwan Semiconductor Manufacturing Co Ltd	317,617,630
10,672,438	Tsann Kuen Enterprises Co Ltd	10,843,870
13,686,000	U-Ming Marine Transport Co	24,362,517
9,727,000	Unimicron Technology Corp	14,342,559
47,616,000	Uni-President Enterprises Corp	45,367,541
81,868,450	Walsin Lihwa Corp *	43,075,316
30,001,873	Wan Hai Lines Ltd	21,442,960
49,432,000	Waterland Financial Holdings	14,962,088
21,109,000	Wintek Corp	20,507,583
37,660,425	Yieh Phui Enterprise	16,093,951
8,274,000	Yulon Motor Co Ltd	9,179,022
980,000	Zyxel Communications Corp	1,583,837
	Total Taiwan	2,716,429,561

	Thailand — 3.5%
12,000,200	Advanced Info Service Pcl (Foreign Registered) (c)	31,436,851
26,340,600	Airports of Thailand Pcl (Foreign Registered) (c)	43,721,669
29,855,800	Bangkok Dusit Medical Service Pcl (Foreign Registered) (c)	35,303,805
2,719,500	Bank of Ayudhya Pcl (Foreign Registered) (c)	1,751,237
49,786,770	Bank of Ayudhya Pcl NVDR (c)	31,618,013
3,538,350	Banpu Pcl (Foreign Registered) (c)	23,443,366
1,373,680	Banpu Pcl NVDR (c)	8,702,147
19,594,700	Central Pattana Pcl (Foreign Registered) (c)	13,642,290
26,324,800	Home Product Center Pcl (Foreign Registered) (c)	3,876,324
58,076,700	Italian Thai Development Pcl (Foreign Registered) * (c)	10,144,768
39,127,310	Kasikornbank Pcl NVDR (c)	77,817,650
20,212,200	Major Cineplex Group (c)	10,212,603
10,047,390	PTT Pcl (Foreign Registered) (c)	74,311,871
8,938,690	Robinson Department Store Pcl (Foreign Registered) (c)	3,075,518
3,499,793	Robinson Department Store Pcl NVDR (c)	1,204,167
13,251,400	Saha Pathana International Holding Pcl (Foreign Registered) (c)	8,016,380
10,486,988	Siam Cement Pcl (Foreign Registered) NVDR (c)	72,673,570
20,877,900	Siam Commercial Bank Pcl (Foreign Registered) (c)	41,593,045
3,108,050	Star Block Co Ltd (Foreign Registered) * (c) (d) (e)	897
17,804,400	Yarnapund Pcl (c) (d)	2,560,832
	Total Thailand	495,107,003

	Turkey — 1.0%
1,536,080	Eczacibasi Ilac Sanayi ve Ticaret AS *	7,085,905
1,598,733	Enka Insaat ve Sanayi AS	18,217,911
3,052,370	Eregli Demir ve Celik Fabrikalari TAS	19,413,768
3,093,610	Haci Omer Sabanci Holding AS	14,495,001
42,150	Medya Holding AS * (c) (e)	320
425,850	Tupras-Turkiye Petrol Rafineriler AS	10,127,343
1,625,800	Turk Hava Yollari Anonim Ortakligi *	10,357,117
8,286,700	Turkiye Garanti Bankasi	45,755,163
1,968,100	Turkiye IS Bankasi Class C	9,212,650
	Total Turkey	134,665,178

	TOTAL COMMON STOCKS (COST $7,979,172,447)	11,845,749,538

Shares	Description	Value ($)

	PREFERRED STOCKS — 11.4%

	Brazil — 9.2%
2,438,768	Banco Bradesco SA 2.42%	62,080,039
2,025,970	Banco Itau Holding Financeira SA 2.25%	88,959,172
1,233,013,050	Companhia Energetica de Minas Gerais 1.95%	48,781,360
4,853,004	Companhia Vale do Rio Doce Class A 0.59%	185,505,510
105,873,200	Geracao Tiete 10.29%	3,802,838
5,928,631	Gerdau SA 3.09%	133,448,206
34,177,582	Itausa-Investimentos Itau SA 3.10%	214,032,437
7,831,252	Net Servicos de Comunicacoa SA *	132,083,584
13,276,752	Petroleo Brasileiro SA (Petrobras) 0.75%	317,508,582
512,700	Petroleo Brasileiro SA ADR 3.66%	49,157,676
7,217,323	Sadia SA 1.46%	37,082,237
771,820	Tele Norte Leste Participacoes ADR 2.40%	14,672,298
14,284,232	Unipar, Class B 0.04%	14,276,796
	Total Brazil	1,301,390,735

	South Korea — 2.2%
663,200	Hyundai Motor Co 2.72%	26,752,881
405,360	LG Electronics Inc 1.96%	17,147,964
578,683	Samsung Electronics Co Ltd (Non Voting) 1.16%	262,304,905
	Total South Korea	306,205,750

	TOTAL PREFERRED STOCKS (COST $566,864,022)	1,607,596,485

Shares	Description	Value ($)

	PRIVATE EQUITY SECURITIES — 0.7%

	Poland — 0.7%
—	CHP Investors (Multimedia) * (b) (c)	33,797,958
—	MHP Investors (Tri Media Holdings Ltd) * (b) (c)	66,009,778
	Total Poland	99,807,736

	Russia — 0.0%
46,624	Divot Holdings NV, Convertible Securities-Class F * (b) (c) (e)	466
90,000	Divot Holdings NV, Private Equity Securities-Class D * (b) (c) (e)	900
124,330	Divot Holdings NV, Private Equity Securities-Class E * (b) (c) (e)	1,243
	Total Russia	2,609

	Sri Lanka — 0.0%
2,545,869	Millenium Information Technology * (b) (c)	787,470

	TOTAL PRIVATE EQUITY SECURITIES (COST $3,925,627)	100,597,815

Shares	Description	Value ($)

	INVESTMENT FUNDS — 0.4%

	China — 0.1%
500,446	Martin Currie China A Share Fund Ltd * (b) (c)	19,750,094

	India — 0.1%
7,584	Fire Capital Mauritius Private Fund * (b) (c)	6,640,781
170	SPG Infinity Technology Fund I * (b) (c)	102,909
1,371,900	TDA India Technology Fund II LP * (b) (c)	1,359,484
100	UTI Masterplus 1991 Units (Shares Under Objection) * (b) (c)	—
	Total India	8,103,174

	Poland — 0.0%
1,749,150	The Emerging European Fund II LP * (b) (c)	634,522

	Russia — 0.2%
9,500,000	NCH Eagle Fund LP * (b) (c)	27,773,250
2,000	Steep Rock Russia Fund LP (b) (c)	1,935,359
	Total Russia	29,708,609

	Ukraine — 0.0%
16,667	Societe Generale Thalmann Ukraine Fund * (b) (c)	4,000

	TOTAL INVESTMENT FUNDS (COST $27,625,753)	58,200,399

Par Value ($)		Description	Value ($)

		DEBT OBLIGATIONS — 0.1%

		United States — 0.1%
USD	15,411,237	U.S. Treasury Inflation Indexed Note, 3.88%, due 01/15/09 (f)	15,715,856

		TOTAL DEBT OBLIGATIONS (COST $16,174,686)	15,715,856

Shares	Description	Value ($)

	RIGHTS AND WARRANTS — 0.1%

	Chile — 0.0%
7,487	Lan Airlines SA Rights, Expires 06/11/07 * (c)	—

	India — 0.1%
126,997	Arvind Mills Ltd Warrants, 144A, Expires 06/12/07 (Goldman Sachs) * (c) (g)	141,056
107,835	Hero Honda Motor Ltd Warrants,144A, Expires 05/02/11 (Merrill Lynch) * (c) (g)	1,951,945
32,542	Uniphos Enterprises Ltd Warrants, 144A, Expires 01/28/09 (Merrill Lynch) * (c) (g)	27,248
711,650	United Phosphorus Ltd Warrants, 144A, Expires 01/28/09 (Merrill Lynch) * (c) (g)	4,987,071
	Total India	7,107,320

	Thailand — 0.0%
2,689,393	True Corp Pcl Warrants, Expires 04/03/08 * (c)	—

	TOTAL RIGHTS AND WARRANTS (COST $4,050,908)	7,107,320

Shares	Description	Value ($)

	MUTUAL FUNDS — 0.0%

	United States — 0.0%
	Affiliated Issuer
8,064	GMO Special Purpose Holding Fund (c) (e)	11,532

	TOTAL MUTUAL FUNDS (COST $0)	11,532

Par Value ($)		Description	Value ($)

		CONVERTIBLE SECURITIES — 0.0%

		Russia — 0.0%
USD	56,000	Lukinter Finance BV, 3.50%, due 11/29/07	201,992

		TOTAL CONVERTIBLE SECURITIES (COST $59,290)	201,992

Shares/Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 2.8%

	Money Market Funds — 0.1%
17,427,000	Bank of New York Institutional Cash Reserves Fund (h)	17,427,000

	Other Short-Term Investments — 2.7%
373,100,000	ING Bank Time Deposit, 5.32%, due 06/01/07	373,100,000

	TOTAL SHORT-TERM INVESTMENTS (COST $390,527,000)	390,527,000

	TOTAL INVESTMENTS — 99.8% (Cost $8,988,399,733)	14,025,707,937

	Other Assets and Liabilities (net) — 0.2%	28,624,493

	TOTAL NET ASSETS — 100.0%	$14,054,332,430

As of May 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$9,108,637,740	$5,040,611,971	$(123,541,774)	$4,917,070,197

Additional information on each restricted security is as follows:

Issuer, Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of May 31, 2007
CBAY Systems Ltd	5/06/03-8/04/05	$—	0.00%	$59,482
CBAY Systems Holdings Ltd	3/10/06	6,100,570	0.12%	17,208,965
CHP Investors (Multimedia)	12/13/99 - 3/05/01	18,178,923	0.24%	33,797,958
Divot Holdings NV, Convertible Securities-Class F	3/27/02	46,624	0.00%	466
Divot Holdings NV, Private Equity Securities-Class D	6/26/00	1,502,100	0.00%	900
Divot Holdings NV, Private Equity Securities-Class E	9/21/01	124,330	0.00%	1,243
Fire Capital Mauritius Private Fund	5/15/06-4/04/07	7,622,761	0.05%	6,640,781
Martin Currie Sino-American Class A	2/21/07-2/28/07	5,417,030	0.14%	19,750,094
MHP Investors (Tri Media Holdings Ltd)	11/27/01	27,983,521	0.47%	66,009,778
Millenium Information Technology	10/21/99	2,252,570	0.01%	787,470
NCH Eagle Fund LP	1/21/97	9,500,000	0.20%	27,773,250
Societe Generale Thalmann Ukraine Fund	7/15/97	260,172	0.00%	4,000
SPG Infinity Technology Fund I	12/23/99	189,555	0.00%	102,909
Steep Rock Russia Fund LP	12/26/06	2,000,000	0.01%	1,935,359
TDA India Technology Fund II LP	2/23/00 - 3/23/04	1,371,900	0.01%	1,359,484
The Emerging European Fund II LP	12/05/97 - 3/17/00	1,749,150	0.00%	634,522
UTI Masterplus 1991 Units (Shares Under Objection)	11/14/97	48	0.00%	—
				$176,066,661

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of this affiliated issuer during the period ended May 31, 2007 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Special Purpose Holding Fund	$11,371	$—	$—	$—	$49,398	$11,532

Totals	$11,371	$—	$—	$—	$49,398	$11,532

Investments in Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities.  A summary of the Fund’s transactions with companies which are or were affiliates during the period ended May 31, 2007 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Biomass Korea Co Ltd	$—	$7,053,102	$—	$—	$10,180,396
Boryung Pharmaceutical Co Ltd	7,071,014	—	—	—	8,706,924
Dae Han Pulp Industries	3,669,664	—	—	—	3,923,144
Dimerco Express Taiwan Corp	10,538,781	—	—		10,073,993
EnE System Inc	13,754,436	—	—	—	16,046,737
Kolon Construction	29,034,912	—	9,429,301		23,211,754
Korea Real Estate	14,787,117	—	—	—	15,114,671
Les Enphants Co Ltd	10,293,616	—	—		9,180,824
Megaworld Corp*	65,571,291	272,288	7,932,265	—	81,905,620
Mbiznetworks Global Co*	2,855,881	—	3,356,490	—	—
Nasan Co Ltd	14,147,918	—	—	—	15,502,868
Pumyang Construction Co Ltd	9,376,861	—	—	—	17,191,468
Robinsons Land Corp Class B	64,992,132	—	—	1,333,399	73,200,879
SSCP Co Ltd*	31,670,938	—	8,181,067	—	25,744,751
Star Block Co Ltd (Foreign Registered)	913	—	—	—	897
Yarnapund Pcl	2,616,004	—		25,599	2,560,832
Totals	$280,381,478	$7,325,390	$28,899,123	$1,358,998	$312,545,758

*  No longer an affiliate as of May 31, 2007.

A summary of outstanding financial instruments at May 31, 2007 is as follows:

Written Options

A summary of written option contracts for the Fund at May 31, 2007 is as follows:

Principal Amount	Expiration Date		Description	Premiums	Value
$23,523,993	6/15/2007	USD	Gazprom ADR Call Option, Strike 50.765	$(1,514,966)	—

For the period ended May 31, 2007, the Fund’s investment activity in written options contracts was as follows:

	Principal Amount of Contracts	Premiums

Outstanding, beginning of period	$23,523,993	$1,514,966
Options written	—	—
Options exercised	—	—
Options expired	—	—
Options sold	—	—
Outstanding, end of period	$23,523,993	$1,514,966

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt
CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.
Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.
GDR - Global Depository Receipt
GDS - Global Depository Share
NVDR - Non-Voting Depository Receipt
*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of May 31, 2007, the Fund had loaned securities having a market value of $17,185,834, collateralized by cash in the amount of $17,427,000, which was invested in the Bank of New York Institutional Cash Reserves Fund.

(b)	Direct placement securities are restricted as to resale.
(c)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.
(d)	Affiliated company.
(e)	Bankrupt issuer.
(f)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.
(g)	Structured warrants with risks similar to equity swaps.
(h)	All or a portion of this security represents investment of security lending collateral.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE.  As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.  As of May 31, 2007, 71.21% of the Net Assets of the Fund were valued using fair value prices based on models used by a third party vendor.

Currency Abbreviations:

USD - United States Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2007 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 88.9%

	Argentina — 0.7%
125,000	Tenaris SA ADR	6,206,250

	Brazil — 3.5%
161,200	Companhia Vale do Rio Doce	7,302,251
46,710	Companhia Vale do Rio Doce ADR	2,122,970
50,000	Gol-Linhas Aereas Intel	1,659,032
752,900	Petroleo Brasileiro SA (Petrobras)	20,286,363
20,000	Unibanco-Uniao de Bancos Brasileiros SA GDR	2,246,200
	Total Brazil	33,616,816

	Chile — 1.5%
43,235	Banco De Chile ADR	2,097,762
77,246	Banco Santander Chile SA ADR	3,792,779
82,300	Compania Cervecerias Unidas ADR	2,855,810
67,200	Lan Airlines SA	5,404,224
	Total Chile	14,150,575

	China — 11.8%
1,315,671	China Merchants Holdings International Co Ltd	5,867,373
4,384,200	China Mobile Ltd	40,755,887
2,708,000	China Petroleum & Chemical Corp Class H	2,982,027
746,000	China Resources Enterprise Ltd	2,722,370
1,410,000	China Shenhua Energy Co Ltd Class H	4,149,545
1,022,000	China Shipping Development Co Ltd Class H	2,001,018
1,556,000	CITIC International Financial Holdings Ltd	1,243,592
4,196,000	CNOOC Ltd	3,949,429
1,606,000	Cosco Pacific Ltd	4,209,974
1,400,000	Datang International Power Generation Co Ltd	1,824,001
9,268,592	Denway Motors Ltd	4,061,897
2,778,000	Dongfeng Motor Group Co Ltd	1,425,635
3,644,000	Huaneng Power International Inc Class H	3,734,185
4,694,000	Lenovo Group Ltd	2,347,105
108,000	Netease.Com Inc ADR * (a)	1,953,720
8,682,842	PetroChina Co Ltd Class H	11,231,112
1,496,000	Ping An Insurance (Group) Co of China Ltd	8,700,383
44,000	Sina.com * (a)	1,756,040
56,000	Sohu.Com Inc *	1,462,160
80,200	Suntech Power Holdings Co Ltd ADR * (a)	2,720,384
1,357,600	Yanzhou Coal Mining Co Ltd	1,755,338
1,670,000	Zhejiang Expressway Co Ltd Class H	1,637,096
	Total China	112,490,271

	Czech Republic — 0.1%
22,300	CEZ AS	1,138,237

	Hungary — 1.0%
171,040	OTP Bank	9,053,670

	India — 7.0%
285,500	Cipla Ltd	1,532,154
105,000	GAIL India Ltd	792,176
10,400	GAIL India Ltd GDR	448,240
78,140	HDFC Bank	2,223,982
64,700	Hero Honda Motors Ltd	1,173,476
882,500	Hindustan Lever	4,436,722

180,670	Housing Development Finance Corp Ltd	8,397,891
99,700	ICICI Bank Ltd	2,275,753
449,000	Infosys Technologies Inc	21,347,970
911,100	ITC Ltd	3,684,988
133,200	Oil & Natural Gas Corp Ltd	3,038,394
61,500	Reliance Industries Ltd	2,672,760
474,400	Satyam Computer Services Ltd	5,511,599
131,600	Tata Consultancy Services Ltd	3,925,114
345,300	Wipro Ltd	4,632,097
	Total India	66,093,316

	Indonesia — 1.2%
829,585	Astra International Tbk PT	1,544,538
850,000	Gudang Garam Tbk PT	1,071,749
7,312,000	Telekomunikasi Indonesia Tbk PT	7,958,683
25,200	Telekomunikasi Indonesia Tbk PT ADR	1,107,540
	Total Indonesia	11,682,510

	Israel — 2.4%
190,100	Check Point Software Technologies Ltd *	4,440,736
56,900	Teva Pharmaceutical Industries	2,220,512
415,600	Teva Pharmaceutical Industries ADR	16,291,520
	Total Israel	22,952,768

	Malaysia — 3.1%
103,000	British American Tobacco Berhad	1,385,807
1,915,000	Genting Berhad	4,451,466
409,000	IOI Corp Berhad	3,309,705
1,272,400	Malayan Banking Berhad	4,527,737
1,786,800	Maxis Communications Berhad	8,082,161
917,400	MISC Berhad (Foreign Registered)	2,688,035
1,895,000	Resorts World Berhad	1,799,149
281,400	Tanjong Plc	1,499,174
1,750,985	YTL Power International Berhad	1,247,870
	Total Malaysia	28,991,104

	Mexico — 6.0%
106,600	America Movil SA de CV Class L ADR	6,454,630
1,416,805	America Movil SAB de CV Class L	4,283,594
725,198	Cemex SA de CV CPO *	2,816,519
292,800	Corporacion GEO SA de CV Series B *	1,661,731
924,000	Fomento Economico Mexicano SA de CV	3,682,406
1,157,000	Grupo Financiero Banorte SA de CV	5,408,203
338,400	Grupo Mexico SA Class B	2,006,547
356,000	Grupo Modelo SA de CV Class C	1,970,688
215,000	Grupo Televisa SA-Series CPO	1,238,610
253,800	Kimberly Clark (Series A)	1,077,637
372,900	Telefonos de Mexico SA de CV Class L ADR	15,080,076
3,036,379	Wal-Mart de Mexico SA de CV Class V	11,490,148
	Total Mexico	57,170,789

	Philippines — 0.5%
62,000	Philippine Long Distance Telephone	3,441,938
631,701	San Miguel Corp Class B	1,045,966
	Total Philippines	4,487,904

	Poland — 1.9%
57,300	Bank Pekao SA	5,112,112
106,900	Polski Koncern Naftowy Orlen SA *	1,853,050
291,500	Powszechna Kasa Oszczednosci Bank Polski SA	5,498,546
20,800	Prokom Software SA	1,126,482
635,800	Telekomunikacja Polska SA	4,713,001
	Total Poland	18,303,191

	Russia — 10.1%
39,100	JSC Mining & Smelting Co ADR	7,448,550
437,803	Lukoil ADR	32,835,225
262,330	Mobile Telesystems ADR *	14,213,039
336,850	OAO Gazprom ADR	12,295,025
4,570	Sberbank RF	16,177,800
38,900	Unified Energy Systems GDR *	4,804,150
75,100	Vimpel-Communications ADR	7,721,031
	Total Russia	95,494,820

	South Africa — 7.8%
197,300	Absa Group Ltd	3,737,632
289,000	African Bank Investments Ltd	1,277,007
18,000	Anglo American Platinum Corp	3,014,711
99,800	Barloworld Ltd	2,765,457
192,100	Bidvest Group Ltd *	3,866,636
4,015,904	FirstRand Ltd	12,885,299
445,600	Impala Platinum Holdings Ltd	13,618,149
116,367	Imperial Holdings Ltd	2,472,851
101,600	JD Group Ltd	1,166,987
238,600	MTN Group Ltd	3,273,642
51,580	Nedbank Group Ltd	1,071,124
114,700	Sasol Ltd	4,146,038
976,114	Standard Bank Group Ltd	14,402,658
754,500	Steinhoff International Holdings	2,496,272
102,176	Tiger Brands Ltd	2,695,027
389,000	Woolworths Holdings	1,214,401
	Total South Africa	74,103,891

	South Korea — 16.1%
59,900	Doosan Infracore Co Ltd	2,351,523
83,700	Hana Financial Group Inc	4,245,797
54,300	Hynix Semiconductor Inc *	1,685,523
36,300	Hyundai Engineering & Construction *	2,797,295
74,800	Hyundai Mobis	6,781,156
84,830	Hyundai Motor Co	6,010,031
130,540	KIA Motors Corp *	1,682,261
116,100	KT Corp ADR	2,792,205
84,700	KT Freetel Co Ltd	2,558,977
130,600	KT&G Corp	9,575,781
47,300	LG Chemicals Ltd	3,493,214
38,400	LG Electronics Inc	2,901,801
34,300	NCSoft Corp *	2,764,658
35,400	NHN Corp *	6,769,568
46,160	POSCO	22,103,504
79,433	Samsung Electronics Co Ltd	45,899,342
7,500	Samsung Fire & Marine Insurance Co Ltd	1,354,884
37,000	Samsung SDI Co Ltd	2,175,285
45,600	Samsung Techwin Co Ltd	2,603,015
59,280	Shinhan Financial Group Co Ltd	3,655,787
12,500	Shinsegae Co Ltd	8,965,311
6,800	SK Telecom Co Ltd	1,495,263
328,700	SK Telecom Co Ltd ADR	8,828,882
	Total South Korea	153,491,063

	Taiwan — 12.5%
1,164,248	Acer Inc	2,149,069
2,528,459	Asustek Computer Inc	6,247,330

1,516,000	Cathay Financial Holding Co Ltd	3,200,314
1,051,127	China Motor Corp Ltd	923,001
2,132,223	China Steel Corp	2,484,133
1,627,000	Chinatrust Financial Holding Co Ltd	1,235,872
3,308,400	Chunghwa Telecom Co Ltd	6,209,500
5,610	Chunghwa Telecom Co Ltd ADR	105,580
2,078,110	Compal Electronics Inc	1,886,348
342,302	Delta Electronics Inc	1,119,802
1,657,167	Formosa Chemicals & Fibre Co	3,402,989
504,582	Formosa Petrochemical Corp	1,221,376
1,242,869	Formosa Plastics Corp	2,547,489
227,700	Foxconn Technology Co Ltd	2,491,807
114,000	High Tech Computer Corp	2,122,352
3,770,738	Hon Hai Precision Industry Co Ltd	26,637,582
1,155,773	Lite-On Technology Corp	1,364,262
878,660	MediaTek Inc	13,908,152
1,616,444	Nan Ya Plastics Corp	3,133,387
414,351	Novatek Microelectronics	2,079,550
2,104,458	Quanta Computer Inc	3,182,997
933,712	Realtek Semiconductor Corp	2,388,464
525,245	Sunplus Technology Co Ltd	1,139,023
13,378,743	Taiwan Semiconductor Manufacturing Co Ltd	27,833,625
	Total Taiwan	119,014,004

	Thailand — 1.1%
959,000	Advanced Info Service Pcl (Foreign Registered) (b)	2,512,287
676,400	PTT Exploration & Production Pcl (Foreign Registered) (b)	2,042,757
687,611	PTT Pcl (Foreign Registered) (b)	5,085,665
48,000	Siam Cement Pcl (Foreign Registered) (b)	349,406
101,000	Siam Cement Pcl (Foreign Registered) NVDR (b)	699,918
	Total Thailand	10,690,033

	Turkey — 0.6%
281,448	Akbank TAS	1,975,263
173,130	Arcelik AS	1,495,764
66,575	Tupras-Turkiye Petrol Rafineriler AS	1,583,252
394,935	Vestel Elektronik Sanayi *	1,055,338
	Total Turkey	6,109,617

	TOTAL COMMON STOCKS (COST $582,198,944)	845,240,829

Shares	Description	Value ($)

	PREFERRED STOCKS — 8.6%

	Brazil — 8.3%
279,748	Banco Bradesco SA 2.42%	7,121,123
445,100	Banco Itau Holding Financeira SA 2.25%	19,544,084
7,495,183	Companhia de Bebidas das Americas 1.78%	5,091,730
306,474	Companhia Vale do Rio Doce Class A 0.59%	11,714,933
158,400	Gerdau SA 3.09%	3,565,443
984,008	Itausa-Investimentos Itau SA 3.10%	6,162,216
1,059,300	Petroleo Brasileiro SA (Petrobras) 0.75%	25,332,765
	Total Brazil	78,532,294

	South Korea — 0.3%
6,200	Samsung Electronics Co Ltd (Non Voting) 1.16%	2,810,330

	TOTAL PREFERRED STOCKS (COST $49,675,559)	81,342,624

Shares	Description	Value ($)

RIGHTS AND WARRANTS — 0.0%

Chile — 0.0%
4,189	Lan Airlines SA Rights, Expires 6/11/07 * (b)	—

Thailand — 0.0%
480,663	True Corp Pcl Warrants, Expires 04/03/08 * (b)	—

	TOTAL RIGHTS AND WARRANTS (COST $0)	—

Shares/Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 2.7%

	Money Market Funds — 0.5%
4,887,515	Bank of New York Institutional Cash Reserves Fund (c)	4,887,515
	Other Short-Term Investments — 2.2%
2,000,000	Branch Bank & Trust Time Deposit, 5.26%, due 06/01/07	2,000,000
2,000,000	Dresdner Bank AG Time Deposit, 5.31%, due 06/01/07	2,000,000
2,000,000	ING Bank Time Deposit, 5.32%, due 06/01/07	2,000,000
11,200,000	Rabobank Time Deposit, 5.30%, due 06/01/07	11,200,000
2,000,000	Societe Generale Time Deposit, 5.32%, 06/01/07	2,000,000
2,000,000	Toronto Dominion Bank Time Deposit, 5.29%, due 06/01/07	2,000,000
		21,200,000

	TOTAL SHORT-TERM INVESTMENTS (COST $26,087,515)	26,087,515

	TOTAL INVESTMENTS — 100.2% (Cost $657,962,018)	952,670,968

	Other Assets and Liabilities (net) — (0.2%)	(1,817,069)

	TOTAL NET ASSETS — 100.0%	$950,853,899

As of May 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$658,146,525	$300,236,115	$(5,711,672)	$294,524,443

Notes to Schedule of Investments:

ADR - American Depositary Receipt
CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.
Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.
GDR - Global Depository Receipt
NVDR - Non-Voting Depository Receipt
*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of May 31, 2007, the Fund had loaned securities having a market value of $4,740,747, collateralized by cash in the amount of $4,887,515, which was invested in the Bank of New York Institutional Cash Reserves Fund.

(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.
(c)	All or a portion of this security represents investment of security lending collateral.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE.  As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.  As of May 31, 2007, 64.02% of the Net Assets of the Fund were valued using fair value prices based on models used by a third party vendor.

Subsequent Event

Effective June 30, 2007, the Fund’s name changed to GMO Emerging Markets Opportunities Fund. In connection therewith, the Fund changed its investment objective to high total return and the Fund’s principal investment strategies were also revised.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Foreign Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2007 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.1%

	Australia — 1.5%
1,655,100	Amcor Ltd	10,196,150
1,227,486	Coca Cola Amatil Ltd	9,605,777
3,959,600	Foster’s Group Ltd	20,855,780
1,276,239	Insurance Australia Group Ltd	6,299,206
1,117,550	Multiplex Group	4,556,977
229,800	National Australia Bank Ltd	8,094,077
483,857	Publishing & Broadcasting Ltd	8,674,762
904,700	Santos Ltd	10,026,223
11,231,604	SP AusNet (a)	14,157,892
158,100	Suncorp-Metway Ltd	2,768,794
855,351	TABCORP Holdings Ltd	12,574,969
1,533,286	Telstra Corp Ltd	6,161,170
2,920,743	Telstra Corp-Installment Receipts	8,191,290
181,500	Westfarmers Ltd	5,707,604
223,300	Westfield Group	3,963,278
563,627	Westpac Banking Corp	12,156,617
	Total Australia	143,990,566

	Austria — 0.6%
159,000	Erste Bank Der Oesterreichischen Sparkassen AG	12,471,090
29,330	Flughafen Wien AG	2,856,385
309,500	OMV AG	20,500,389
385,500	Telekom Austria AG	10,537,065
128,030	Wienerberger AG	9,649,402
	Total Austria	56,014,331

	Belgium — 1.3%
221,570	Belgacom SA (a)	10,077,449
22,166	CIE Francois d’ Enterprises (a)	36,366,009
573,495	Fortis (a)	23,806,828
67,475	Groupe Bruxelles Lambert SA	8,548,952
211,965	KBC Groep NV	29,242,616
54,437	Solvay SA (a)	8,686,731
125,369	UCB SA (a)	7,325,358
	Total Belgium	124,053,943

	Brazil — 0.9%
232,700	Cremer SA *	2,483,264
1,114,500	Datasul SA	12,763,665
373,100	Gafisa SA	6,370,474
518,300	M Dias Branco SA	8,094,222
48,400	MMX Mineracao e Metalicos SA *	27,462,780
550,600	Ultrapetrol Ltd *	12,630,764
56,700	Unibanco-Uniao de Bancos Brasileiros SA GDR	6,367,977
153,000	Usinas Siderurgicas de Minas Gerais SA	10,074,425
	Total Brazil	86,247,571

	Canada — 0.0%
831,000	Bayou Bend Petroleum Ltd *	1,701,468
220,100	KAP Resources Ltd * (b) (c)	2,058
	Total Canada	1,703,526

	Chile — 0.1%
158,100	Banco Santander Chile SA ADR	7,762,710
80,500	Inversiones Aguas Metropolitanas SA ADR 144A (c)	2,052,356
	Total Chile	9,815,066

	Finland — 3.3%
1,026,100	Neste Oil Oyj (a)	38,733,698
3,121,400	Nokia Oyj	85,446,895
2,338,400	Nokian Renkaat Oyj (a)	81,530,716
975,700	Poyry Oyj	21,359,727
738,000	Ramirent Oyj	20,453,049
147,616	Rautaruukki Oyj	9,153,759
1,114,700	Uponor Oyj	46,131,800
491,500	YIT Oyj	17,116,878
	Total Finland	319,926,522

	France — 6.8%
58,760	Accor SA (a)	5,459,642
627,440	Axa (a)	27,413,197
123,105	BIC SA (a)	9,126,202
450,208	BNP Paribas (a)	54,586,599
35,210	Casino Guichard-Perrachon SA (a)	3,724,002
199,296	Cie de Saint-Gobain	21,837,805
388,788	Credit Agricole SA (a)	16,035,042
1,633,792	France Telecom SA (a)	50,157,087
125,876	Groupe Danone	19,708,975
17,475	Guyenne et Gascogne SA (a)	2,951,747
110,492	Imerys SA (a)	11,013,645
73,278	Lafarge SA (a)	12,681,831
148,066	Lagardere SCA	12,355,002
139,000	L’Oreal SA	16,504,291
102,100	M6-Metropole Television (a)	3,551,015
197,104	Michelin SA Class B (a)	25,814,403
256,771	Mittal Steel Co NV	15,415,923
42,219	Pernod-Ricard	9,269,819
401,972	Peugeot SA (a)	31,835,107
121,700	Publicis Groupe	5,516,706
268,733	Sanofi-Aventis (a)	25,887,107
126,173	Schneider Electric SA	18,194,049
13,667	Sequana Capital (a)	408,949
161,230	Societe Generale (a)	31,404,521
137,852	Suez Lyon des Eaux VVPR Strip *	1,855
1,471,526	Suez SA	84,577,194
71,140	Technip SA (a)	5,509,687
124,414	Thales SA (a)	7,613,390
1,329,500	Total SA (a)	100,206,974
173,500	Vivendi Universal SA	7,556,824
130,031	Wendel Investissement (a)	23,521,442
	Total France	659,840,032

	Germany — 12.5%
1,239,080	Adidas AG (a)	78,871,649
579,376	Allianz SE (Registered)	128,305,980
110,200	Axel Springer AG	19,019,336
129,700	BASF AG	16,045,222
616,599	Bayer AG (a)	44,390,716
715,600	Bayerische Motoren Werke AG (a)	47,782,989
824,210	Commerzbank AG (a)	40,435,824
110,720	Continental AG	15,606,267
889,581	DaimlerChrysler AG (Registered)	81,300,386
678,000	Depfa Bank Plc	12,450,016
158,100	Deutsche Bank AG (Registered) (a)	24,045,887
3,219,700	Deutsche Post AG (Registered)	102,497,546
6,261,538	Deutsche Telekom (Registered) (a)	116,283,940
70,810	E. On AG (a)	11,653,415
306,518	Heidelberger Druckmaschinen	15,093,358
428,476	Hypo Real Estate Holding AG (a)	29,564,241
719,100	Metro AG (a)	58,157,761
89,000	MTU Aero Engines Holding (a)	5,492,766
652,174	Muenchener Rueckversicherungs AG (Registered) (a)	122,334,731

62,600	Puma AG Rudolf Dassler Sport (a)	27,944,316
888,800	SAP AG (a)	42,464,540
273,200	SGL Carbon AG *	10,343,060
1,245,337	Siemens AG (Registered)	163,992,130
	Total Germany	1,214,076,076

	Greece — 0.2%
464,109	EFG Eurobank Ergasias	16,462,841
324,000	Greek Postal Savings Bank	7,676,526
	Total Greece	24,139,367

	Hong Kong — 1.8%
8,333,000	BOC Hong Kong Holdings Ltd	19,832,315
3,854,000	China Resources Power Holdings Co	7,551,835
2,105,500	CLP Holdings Ltd	14,800,532
21,472,000	CNOOC Ltd	20,210,235
4,719,000	Hang Lung Properties Ltd	14,935,487
1,913,300	Hang Seng Bank Ltd	26,623,794
2,211,000	Henderson Land Development Co Ltd	15,272,576
2,135,000	Jardine Strategic Holdings Ltd	30,575,762
8,177,000	New World Development Co Ltd	19,976,575
172,153	Sunlight Real Estate Investment Trust (REIT) *	48,272
1,147,500	Swire Pacific Ltd Class B	2,494,184
	Total Hong Kong	172,321,567

	Ireland — 1.2%
1,679,640	Allied Irish Banks Plc	50,586,240
1,722,070	Bank of Ireland	37,262,947
366,275	CRH Plc	17,781,961
49,400	FBD Holdings Plc	2,608,436
235,500	Grafton Group Plc *	3,731,861
181,800	Irish Life & Permanent Plc	5,014,339
	Total Ireland	116,985,784

	Italy — 4.4%
827,100	Alleanza Assicurazioni SPA	11,289,525
851,544	Assicurazioni Generali SPA (a)	35,521,823
1,240,723	Banca Intesa SPA - Di RISP	8,954,622
1,187,324	Banca Monte dei Paschi di Siena SPA (a)	8,071,574
343,854	Buzzi Unicem SPA	11,976,192
4,326,335	Enel SPA (a)	49,227,242
2,678,121	ENI SPA	94,671,632
1,086,410	Fiat SPA (a)	31,121,687
590,720	Finmeccanica SPA	18,599,492
266,246	Grouppo Editoriale L’Espresso (a)	1,316,487
1,926,128	Intesa San Paolo	14,711,535
657,970	Italcementi SPA-Di RISP	13,464,565
147,700	Mediobanca SPA	3,391,380
58,000	Pagnossin SPA * (b) (c)	780
2,851,000	Pirelli & Co SPA *	3,391,935
1,086,400	Snam Rete Gas SPA (a)	6,680,305
15,420,198	Telecom Italia SPA	44,615,817
12,550,476	Telecom Italia SPA-Di RISP	29,248,791
4,356,682	UniCredito Italiano SPA	40,920,623
	Total Italy	427,176,007

	Japan — 20.2%
1,739,000	Aozora Bank Ltd (a)	6,411,167
619,200	Astellas Pharma Inc	27,487,263
904,000	Bridgestone Corp	17,717,193
1,549,100	Canon Inc	91,127,741
1,705	Central Japan Railway Co	17,518,884
1,807,200	Chubu Electric Power Co Inc	51,354,703
621,600	Daiichi Sankyo Co Ltd	17,076,914

1,873,000	Daimaru Inc (The) (a)	20,897,877
1,395,000	Daiwa House Industry Co Ltd	20,951,741
4,138,000	Daiwa Securities Group Inc	47,744,448
1,702,800	Denso Corp	59,904,648
6,217	East Japan Railway Co	48,028,642
749,800	Eisai Co Ltd	34,885,690
349,400	Fanuc Ltd	33,420,379
2,098,000	Fujitsu Ltd	14,363,325
1,007,000	Fukuoka Financial Group Inc *	7,902,095
2,591,500	Haseko Corp *	8,060,772
2,687,500	Honda Motor Co Ltd	94,796,960
980,600	Hoya Corp	31,793,202
82,100	Idemitsu Kosan Co	9,465,457
153,600	Ito En Ltd (a)	5,039,941
4,820,000	Itochu Corp	52,703,638
992,600	JFE Holdings Inc	60,327,048
813,600	JSR Corp	18,399,538
960,000	Kao Corp	26,588,692
7,472	KDDI Corp	63,931,355
1,624,000	Komatsu Ltd	43,193,978
2,415,000	Kubota Corp	20,155,233
351,600	Kyushu Electric Power Co Inc	9,532,732
316,200	Lawson Inc	11,284,700
2,260,000	Marubeni Corp	15,797,933
3,915,000	Matsushita Electric Industrial Co Ltd	83,028,201
1,945,800	Mitsubishi Corp	47,437,773
8,868,000	Mitsubishi Electric Corp	81,145,661
378,000	Mitsui Fudosan Co Ltd	11,910,028
1,266,000	Mitsui OSK Lines Ltd	17,373,592
7,805	Mizuho Financial Group Inc	55,289,700
319,400	Namco Bandai Holdings Inc	5,430,043
225,700	Nihon Kohden Corp	4,154,729
1,405	Nippon Commercial Investment Corp (REIT)	7,125,993
1,939,000	Nippon Mining Holdings Inc	17,060,552
5,121,000	Nippon Steel Corp	35,755,314
369	Nomura Real Estate Office Fund (REIT)	4,608,789
189,050	ORIX Corp	50,866,034
808,000	Ricoh Company Ltd	17,596,344
654,500	Seven & I Holdings Co Ltd	18,997,768
1,238,800	Sony Corp	71,306,509
3,795,000	Sumitomo Chemical Co Ltd	25,132,916
3,242,600	Sumitomo Electric Industries Ltd	49,346,569
1,709,000	Sumitomo Heavy Industries Ltd	19,448,325
4,781	Sumitomo Mitsui Financial Group Inc	46,436,346
939,000	Sumitomo Realty & Development Co Ltd	35,530,007
607,400	Takeda Pharmaceutical Co Ltd	40,823,259
320,700	TDK Corp	29,049,085
4,478,000	Tokyo Gas Co Ltd	22,072,783
1,721,000	Tokyo Tatemono Co Ltd	24,846,993
1,263,000	Tokyu Land Corp	15,616,145
2,046,200	Toyota Motor Corp	123,238,261
273,000	Yamaha Motor Co Ltd	6,964,544
	Total Japan	1,955,456,152

	Malaysia — 0.1%
127,600	Bumiputra-Commerce Holdings Berhad	447,713
3,805,500	IJM Corp Berhad	9,196,690
	Total Malaysia	9,644,403

	Mexico — 0.1%
939,200	Corporacion GEO SA de CV Series B *	5,330,252
133,300	Desarrolladora Homex SAB *	1,336,041
	Total Mexico	6,666,293

	Netherlands — 5.7%
1,468,652	ABN Amro Holdings NV	70,397,586
2,960,427	Aegon NV	60,616,233
471,602	Akzo Nobel NV	38,424,124
641,450	Fortis NV (a)	26,651,327
133,232	Fugro NV	7,799,908
1,293,954	Hagemeyer NV	6,246,124
139,274	Hal Trust (Participating Units)	15,458,075
2,098,422	ING Groep NV	93,269,723
378,213	Koninklijke Ahold NV *	4,725,840
396,800	Koninklijke Bam Groep	11,791,282
2,147,900	Koninklijke KPN NV	36,448,293
148,310	Koninklijke Vopak NV	9,004,919
392,897	Koninklijke Wessanen NV	6,410,139
1,812,832	Philips Electronics NV	76,908,769
92,391	Philips Electronics NV ADR	3,919,226
1,121,300	Reed Elsevier NV	22,342,550
133,440	Royal Dutch Shell Group Class A (Amsterdam)	4,962,911
579,007	TNT NV	25,645,149
564,860	Unilever NV	16,840,902
45,734	Univar NV	2,378,364
78,987	Wereldhave NV	11,622,375
	Total Netherlands	551,863,819

	New Zealand — 0.1%
389,777	Air New Zealand	852,979
1,060,419	Asian Growth Properties Ltd *	755,905
1,340,643	Telecom Corp of New Zealand	4,806,645
	Total New Zealand	6,415,529

	Norway — 1.5%
1,040,898	Ekornes ASA	24,470,315
1,416,200	Norske Skogindustrier AS Class A	21,232,539
2,314,450	Orkla ASA	40,844,633
2,661,600	Prosafe ASA (a)	41,345,257
448,600	Stolt-Nielsen SA (a)	13,772,644
	Total Norway	141,665,388

	Philippines — 0.1%
7,797,100	First Gen Corp *	10,153,987
7,522,000	Robinsons Land Corp Class B	3,247,024
	Total Philippines	13,401,011

	Singapore — 1.2%
2,670,880	DBS Group Holdings Ltd	42,466,189
2,224,000	Keppel Corp Ltd	16,084,229
9,244,000	People’s Food Holdings Ltd	11,343,755
937,000	Singapore Airlines Ltd	11,408,683
4,930,000	Singapore Technologies Engineering Ltd	11,357,954
10,341,710	Singapore Telecommunications	24,238,848
	Total Singapore	116,899,658

	South Korea — 0.4%
19,865	Hansol Paper Co *	378,379
59,000	Hyundai Motor Co	4,180,029
230,900	KT Corp ADR	5,553,145
76,100	LG Philips LCD Co Ltd ADR * (a)	1,535,698
4,706	Lotte Shopping Co Ltd	1,960,136
24,100	Samsung Electronics Co Ltd	13,925,876
221,510	Samsung SDI Co Ltd	13,022,904
	Total South Korea	40,556,167

	Spain — 2.9%
120,040	ACS Actividades de Construccion y Servicios SA	8,028,553
199,703	Altadis SA	13,479,721
1,756,392	Banco Bilbao Vizcaya Argentaria SA	44,419,182
634,315	Banco Popular Espanol SA	12,689,705
2,018,932	Banco Santander Central Hispano SA	38,742,148
491,527	Endesa SA	26,451,924
156,600	Gas Natural SDG SA	9,227,191
444,093	Iberdrola SA	25,616,342
132,100	Inditex SA	8,332,040
94,750	Red Electrica de Espana	4,633,949
645,329	Repsol YPF SA	23,679,934
2,410,161	Telefonica SA	54,838,348
138,668	Union Fenosa SA	8,170,452
	Total Spain	278,309,489

	Sweden — 1.3%
550,090	Autoliv Inc SDR (a)	32,788,827
247,900	Lindab International AB	6,954,467
503,500	Svenska Handelsbanken AB Class A	14,846,119
964,200	Tanganyika Oil Co SDR *	16,726,475
8,971,000	Telefonaktiebolaget LM Ericsson	34,040,118
2,925,600	TeliaSonera AB	21,658,801
	Total Sweden	127,014,807

	Switzerland — 3.0%
43,170	Baloise Holding Ltd	4,509,030
1,620	Bank Sarasin & Cie AG Class B (Registered)	7,023,401
2,822	Banque Cantonale Vaudoise	1,461,339
2,666	Belimo Holding AG (Registered)	3,002,128
20,560	Bobst Group AG (Registered)	1,329,492
332,950	Credit Suisse Group	25,308,903
9,335	Energiedienst Holding AG (Registered) *	5,230,949
6,697	Forbo Holdings AG (Registered) *	3,689,399
44,120	Geberit AG (Registered)	7,710,305
131,305	Holcim Ltd	14,524,393
880	Jelmoli Holding AG (Bearer)	3,160,854
4,836	Jelmoli Holding AG (Registered)	3,475,935
126,910	Nestle SA (Registered)	49,434,098
187,884	Novartis AG (Registered)	10,567,493
585	SGS SA (Registered)	762,370
92,800	Swatch Group AG	26,598,701
19,900	Swiss Life Holding	5,357,761
504	Swiss National Insurance Co (Registered)	426,175
513,887	Swiss Reinsurance Co (Registered) (a)	48,927,430
14,100	Swisscom AG (Registered)	4,965,173
479,980	UBS AG (Registered)	31,323,711
18,941	Valora Holding AG	5,274,804
90,104	Zurich Financial Services AG	27,576,554
	Total Switzerland	291,640,398

	Taiwan — 1.1%
3,210,000	Asustek Computer Inc	7,931,285
3,528,000	Benq Corp *	1,294,431
17,168,320	Chinatrust Financial Holding Co Ltd	13,041,085
953,200	Chunghwa Telecom Co Ltd ADR	17,939,224
5,298,900	E.Sun Financial Holdings Co Ltd	2,884,198
2,780,000	Far Eastone Telecommunications Co Ltd	3,296,419
6,322,000	Fubon Financial Holding Co Ltd	5,518,970
167,600	Fubon Financial Holding Co Ltd GDR (Registered)	1,446,388
25,980,000	Sinopac Holdings Co	11,305,588
646,070	Standard Foods Corp *	339,636
1,168,216	Taiwan Semiconductor Manufacturing Co Ltd ADR	12,745,237
41,803,348	United Microelectronics Corp	24,383,821
	Total Taiwan	102,126,282

	Thailand — 0.3%
5,123,200	Advanced Info Service Pcl (Foreign Registered) (c)	13,421,216
62,918,000	Charoen Pokphand Foods Pcl (Foreign Registered) (c)	8,727,318
62,336,000	Thai Beverage Pcl	11,530,570
	Total Thailand	33,679,104

	United Kingdom — 22.5%
437,062	Alliance Boots Plc	9,768,069
900,900	Amvescap Plc	10,716,076
667,443	Anglo American Plc	40,328,082
727,408	Associated British Foods Plc	13,360,023
764,800	AstraZeneca Plc	40,664,448
3,292,275	Aviva Plc	52,011,459
7,010,910	BAE Systems Plc	62,119,141
5,128,642	Barclays Plc	73,325,795
837,431	BBA Aviation Plc	4,724,535
2,901,846	BG Group Plc	44,386,278
829,847	BHP Billiton Plc	20,244,307
803,363	Biffa Plc	5,223,987
14,889,940	BP Plc	166,307,975
779,676	British Sky Broadcasting Plc	10,184,072
8,058,501	BT Group Plc	52,596,270
431,635	Bunzl Plc	6,299,337
129,783	Burberry Group Plc	1,757,046
778,800	Cadbury Schweppes Plc	10,965,886
1,014,249	Cattle’s Plc	8,302,774
4,872,457	Centrica Plc	36,973,847
3,047,000	Cobham Plc	13,215,482
2,615,100	Compass Group Plc	19,517,001
2,055,910	Diageo Plc	43,865,248
1,764,352	DSG International Plc	5,879,368
295,634	Experian Group	3,678,559
149,235	Fiberweb Plc	497,090
661,481	Filtrona Plc	3,783,615
476,698	FKI Plc	1,302,784
3,359,499	GlaxoSmithKline Plc	87,510,950
1,205,000	Group 4 Securicor Plc	5,245,427
741,658	Hanson Plc	15,786,254
1,132,961	Hays Plc	3,907,961
3,420,496	HBOS Plc	73,593,916
6,177,552	HSBC Holdings Plc	114,281,502
1,015,670	ICAP Plc	10,759,737
1,098,820	Imperial Chemical Industries Plc	11,786,383
977,318	Imperial Tobacco Group Plc	42,166,185
144,924	Intercontinental Hotels Group Plc	3,904,834
1,647,300	International Power Plc	14,796,915
1,519,000	ITV Plc	3,527,816
554,169	J Sainsbury Plc	6,122,002
343,370	Johnson Matthey Plc	11,054,879
403,803	Kesa Electricals Plc	2,807,371
920,418	Kingfisher Plc	4,524,770
953,158	Ladbrokes Plc	7,660,180
845,000	Lamprell Plc	5,503,606
9,412,744	Legal & General Group Plc	28,646,874
4,638,420	Lloyds TSB Group Plc	52,812,916
49,738	Lonmin Plc	3,909,794
1,240,500	Misys Plc	6,183,034
333,472	Mitchells & Butler (Ordinary Shares)	5,858,912
2,312,567	National Grid Plc	35,870,489
245,132	Next Plc	10,724,455
1,374,200	Northern Foods Plc	3,459,819
630,700	Northern Rock Plc	13,477,579
4,261,134	Old Mutual Plc	14,612,013
1,240,500	Pearson Plc	22,058,683

1,171,606	Photo-Me International Plc (a)	1,886,772
2,500,417	Prudential Plc	37,445,976
946,590	Reed Elsevier Plc	12,789,016
2,806,620	Rentokil Initial Plc	9,546,482
878,886	Resolution Plc	11,002,934
621,169	Reuters Group Plc	7,691,045
605,836	Rexam Plc	6,442,657
284,028	Rio Tinto Plc	20,734,255
549,700	Rolls-Royce Group Plc *	5,421,624
32,542,240	Rolls-Royce Group Plc Class B *	64,437
1,498,895	Royal & Sun Alliance Insurance Group	4,698,581
11,036,514	Royal Bank of Scotland Group	137,101,684
1,506,400	Royal Dutch Shell Plc A Shares (London)	56,117,632
2,055,597	Royal Dutch Shell Plc B Shares (London)	77,589,044
1,273,000	Sage Group Plc	6,338,470
66,400	Schroders Plc	1,821,439
1,509,421	Scottish & Newcastle Plc	19,404,813
922,260	Scottish & Southern Energy Plc	27,803,576
581,678	Serco Group Plc	5,482,591
535,575	Severn Trent (Ordinary Shares)	16,666,375
825,100	Shire Plc	19,242,667
610,595	Slough Estates Plc	8,661,919
607,432	Smith (David S.) Holdings Plc	3,008,263
947,400	South African Breweries Plc	22,547,004
290,270	Standard Chartered Plc	9,829,205
2,543,200	Standard Life Assurance Plc	17,307,508
2,443,177	Tesco Plc	22,196,979
226,228	TI Automotive Ltd Class A * (b) (c)	—
848,246	Tomkins Plc	4,520,675
2,748,000	Torex Retail Plc (a) (b) (c)	567,937
205,564	Travis Perkins Plc	8,436,743
320,847	Trinity Mirror Plc	3,652,837
618,349	Unilever Plc	19,061,838
881,112	United Utilities Plc	13,456,270
34,479,357	Vodafone Group Inc	107,891,150
235,071	Whitbread Plc	8,818,915
275,000	William Hill Plc	3,442,231
1,201,036	William Morrison Supermarkets Plc	7,475,782
728,321	Wolseley Plc	18,887,097
2,266,250	Wood Group (John) Plc	13,942,357
789,400	WPP Group Plc	11,674,414
44,000	Xstrata Plc	2,531,739
219,900	Yell Group Plc	2,200,938
	Total United Kingdom	2,179,957,681

	TOTAL COMMON STOCKS (COST $5,973,730,905)	9,211,586,539

Shares	Description	Value ($)

	PREFERRED STOCKS — 0.7%

	Brazil — 0.2%
1,518,000	Randon Participacoes SA 1.66%	12,635,513

	France — 0.0%
24,058	Casino Guichard-Perrachon SA 2.66% (a)	2,686,677

	Germany — 0.4%
149,490	Henkel KGaA 1.32% (a)	23,263,109
183,199	Volkswagen AG 1.84%	17,916,756
	Total Germany	41,179,865

	Italy — 0.1%
199,733	Fiat SPA 1.73%	5,063,264
92,571	IFI Istituto Finanziario Industries *	3,739,931
	Total Italy	8,803,195

	TOTAL PREFERRED STOCKS (COST $31,727,488)	65,305,250

Shares/Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 12.1%

	Money Market Funds — 10.9%
1,059,761,554	Bank of New York Institutional Cash Reserves Fund (d)	1,059,761,554
	Other Short-Term Investments — 1.2%
115,700,000	Societe Generale Time Deposit, 5.32%, 06/01/07	115,700,000

	TOTAL SHORT-TERM INVESTMENTS (COST $1,175,461,554)	1,175,461,554

	TOTAL INVESTMENTS — 107.9% (Cost $7,180,919,947)	10,452,353,343

	Other Assets and Liabilities (net) — (7.9%)	(767,015,155)

	TOTAL NET ASSETS — 100.0%	$9,685,338,188

As of May 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$7,251,944,963	$3,244,471,155	$(44,062,775)	$3,200,408,380

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

REIT - Real Estate Investment Trust

SDR - Swedish Depository Receipt

 *              Non-income producing security.

(a)          All or a portion of this security is out on loan. As of May 31, 2007, the Fund had loaned securities having a market value of $974,908,312, collateralized by cash in the amount of $1,059,761,554, which was invested in the Bank of New York Institutional Cash Reserves Fund.

(b)         Bankrupt issuer.

(c)          Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

(d)         All or a portion of this security represents investment of security lending collateral.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE.  As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.  As of May 31, 2007, 93.81% of the Net Assets of the Fund were valued using fair value prices based on models used by a third party vendor.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2007 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.1%

	Australia — 2.8%
1,161,674	Commander Communications Ltd (a)	1,588,618
421,897	Consolidated Rutile Ltd	230,398
915,663	Funtastic Ltd	1,437,044
1,728,322	Futuris Corp Ltd	3,631,081
671,851	Gunns Ltd	1,945,083
500,000	Macquarie Communications Group (a)	2,824,603
600,000	Macquarie Infrastructure Group	1,841,004
1,000,000	Marquarie Airports	3,445,764
807,869	McGuigan Simeon Wines Ltd *	1,713,731
350,000	Metcash Ltd	1,497,632
286,000	Multiplex Group	1,166,208
800,000	Pacific Brands Ltd	2,295,023
850,000	PaperlinX Ltd	2,904,899
438,800	PMP Ltd *	635,351
514,716	Santos Ltd	5,704,275
1,500,000	SP AusNet	1,890,811
	Total Australia	34,751,525

	Austria — 1.1%
11,900	Agrana Beteiligungs AG (a)	1,359,317
67,000	Boehler Uddeholm (Bearer)	6,506,791
15,400	EVN AG	1,924,134
20,677	Flughafen Wien AG	2,013,688
35,000	Wienerberger AG	2,637,890
	Total Austria	14,441,820

	Belgium — 0.8%
102,000	AGFA-Gevaert NV	2,660,804
33,278	Bekaert NV	4,754,301
26,964	Omega Pharma SA	2,171,497
5,006	Unibra SA	833,312
	Total Belgium	10,419,914

	Brazil — 3.6%
788,200	Banco Sofisa SA *	5,768,918
350,000	Bematech Industria E Comercio *	3,678,553
700,000	Fertilizantes Heringer *	8,053,097
850,000	Industrias Romi SA	7,500,000
686,000	JHSF Participacoes SA *	4,110,286
300,000	Porto Seguro SA	11,711,088
240,600	Terna Participacoes SA	3,394,201
	Total Brazil	44,216,143

	Canada — 4.5%
2,281,300	Bayou Bend Petroleum Ltd *	4,670,949
265,000	Biovail Corp	6,441,660
2,752,300	Breakwater Resources Ltd *	6,124,228
299,300	CHC Helicopter Corp Class A	7,143,913
90,600	KAP Resources Ltd * (b) (c)	847
333,500	Linamar Corp	6,048,897
196,400	Lionore Mining International Ltd *	5,277,240
882,900	Pearl Exploration and Production Ltd *	4,300,588
271,400	Quebecor World Inc	3,311,303
316,200	RONA Inc *	6,828,927
350,000	SXR Uranium One Inc *	5,454,843
	Total Canada	55,603,395

	Chile — 0.0%
10,300	Inversiones Aguas Metropolitanas SA ADR 144A(c)	262,600

	China — 0.2%
2,372,000	Anhui Expressway Co Ltd	2,055,301

	Egypt — 0.1%
30,000	Lecico Egypt SAE GDR	235,500
95,000	Lecico Egypt SAE GDR 144A	745,750
	Total Egypt	981,250

	Finland — 4.0%
243,000	Hk-Ruokatalo Oyj Class A	6,031,394
430,200	Marimekko Oyj	8,918,197
511,979	Nokian Renkaat Oyj (a)	17,850,673
224,200	Poyry Oyj	4,908,118
184,400	Ramirent Oyj	5,110,491
157,800	Uponor Oyj	6,530,545
	Total Finland	49,349,418

	France — 5.6%
3,700	Casino Guichard-Perrachon SA (a)	391,332
23,271	Christian Dalloz (a)	3,184,733
51,420	Clarins (a)	4,377,515
7,250	Damart SA (a)	2,396,209
6,450	Damartex SA	230,226
38,600	Essilor International SA (a)	4,635,025
43,962	Eurazeo (a)	6,576,609
142,100	Fimatex * (a)	2,379,154
6,300	Gaumont SA (a)	583,581
48,200	GFI Industries SA (a)	5,212,470
9,000	Guyenne et Gascogne SA(a)	1,520,213
17,700	Klepierre	3,424,658
75,000	M6-Metropole Television (a)	2,608,483
53,500	Michelin SA Class B (a)	7,006,811
94,070	Natixis (a)	2,463,483
51,900	Peugeot SA (a)	4,110,341
45,000	Publicis Groupe	2,039,867
1,351	SAGA	272,494
20,350	Seb SA (a)	3,820,392
12,881	Sequana Capital (a)	385,430
21,000	Thales SA (a)	1,285,074
45,472	Virbac SA	3,604,595
87,141	Zodiac SA (a)	6,780,974
	Total France	69,289,669

	Germany — 13.0%
116,080	Aareal Bank AG (a)	6,068,584
170,464	Adidas AG (a)	10,850,612
73,000	AWD Holding AG (a)	3,330,825
15,200	Axel Springer AG	2,623,357
55,800	Beiresdorf AG (Bearer) (a)	4,001,449
226,955	Cat Oil AG * (a)	6,436,693
113,700	Commerzbank AG (a)	5,578,133
15,900	Continental AG	2,241,146
95,100	Depfa Bank Plc	1,746,308
98,000	DIC Asset AG (a)	4,112,479
162,216	Eurocastle Investment	8,686,153
200,000	Francotyp-Postalia Holdings AG *	4,732,030

150,000	Freenet AG *	5,007,464
158,500	Gagfah SA (a)	3,988,633
79,367	Grenkeleasing AG (a)	3,790,453
60,000	Hannover Rueckversicherungs AG (Registered)	2,877,639
87,220	Heidelberger Druckmaschinen	4,294,830
60,300	Hypo Real Estate Holding AG (a)	4,160,615
75,000	IWKA AG * (a)	2,594,365
75,090	Leonische Drahtwerke AG	3,551,513
76,620	Medion AG * (a)	1,204,450
99,000	Metro AG (a)	8,006,701
129,780	MTU Aero Engines Holding (a)	8,009,564
368,600	Patrizia Immobilien AG * (a)	6,968,523
195,684	Praktiker Bau-Und Heim (a)	8,685,510
16,322	Puma AG Rudolf Dassler Sport (a)	7,286,056
300,000	SGL Carbon AG * (a)	11,357,680
175,000	Symrise AG *	4,805,309
50,900	Techem AG	3,754,834
22,795	Versatel AG *	760,661
100,000	Wacker Construction Equipment AG *	3,518,613
30,000	Wacker-Chemie AG (a)	6,119,582
	Total Germany	161,150,764

	Greece — 0.1%
29,718	Folli-Follie Abee	1,277,514

	Hong Kong — 1.9%
2,880,000	Chinese Estates Holdings Ltd	4,633,221
3,511,000	Hong Kong & Shanghai Hotels	5,728,562
2,575,000	Industrial & Commercial Bank of China	5,613,889
4,009,000	Samson Holding Ltd	2,068,613
527,900	Wing Lung Bank	5,471,536
	Total Hong Kong	23,515,821

	India — 0.4%
379,785	Sakthi Sugars Ltd	836,273
900,000	Welspun Gujarat Stahl Ltd	3,981,354
	Total India	4,817,627

	Ireland — 1.8%
196,346	Anglo Irish Bank Corp	4,608,721
507,600	Blackrock International *	334,875
66,590	CRH Plc	3,232,819
55,000	FBD Holdings Plc	2,904,129
46,000	Grafton Group Plc *	728,941
379,440	IFG Group Plc	1,188,267
124,000	Irish Continental Group Plc *	3,377,642
209,500	Irish Life & Permanent Plc	5,778,350
	Total Ireland	22,153,744

	Italy — 5.9%
355,000	Arnoldo Mondadori Editore SPA (a)	3,663,540
107,000	Banca Popolare di Verona (a)	3,251,577
187,500	Banche Popolari Unite Scrl	5,379,189
157,000	Brembo SPA	2,513,152
179,200	Buzzi Unicem SPA	6,241,409
436,100	Campari	4,568,663
232,700	Finmeccanica SPA	7,326,825
307,716	Grouppo Editoriale L’Espresso (a)	1,521,541
1,228,700	IFIL SPA	13,591,758
300,300	Indesit Company SPA	7,140,378
621,425	Intesa San Paolo	4,746,370

100,000	Italcementi SPA (a)	3,248,521
100,000	Mediobanca SPA	2,296,127
30,000	Pagnossin SPA * (b) (c)	404
450,000	Parmalat SPA *	2,010,433
600,000	Snam Rete Gas SPA (a)	3,689,417
909,364	Telecom Italia SPA-Di RISP	2,119,266
	Total Italy	73,308,570

	Japan — 11.2%
450,000	Akebono Brake Industry Co (a)	3,740,661
50,000	Argo Graphics Inc (a)	675,031
240,000	Asahi Soft Drinks Co Ltd	3,498,521
200,000	Asics Corp	2,579,846
600,000	Capcom (a)	11,292,451
180,000	Daimaru Inc (The)	2,008,338
200,000	Daito Trust Construction Co Ltd	10,611,277
30,000	Densei-Lambda KK	393,355
120,000	Diamond Lease Co Ltd	5,749,993
360,000	Hitachi High Technologies Corp	9,363,756
600	Japan Retail Fund Investment Corp	6,160,396
500,000	Kaneka Corp	4,322,352
350,000	Katokichi Co Ltd	1,962,339
120,000	Keihin Corp	2,420,983
420,000	Keiyo Bank Ltd (The)	2,474,271
80,000	Micronics Japan Co Ltd	2,475,543
500,000	Nabtesco Corp	7,105,966
418,000	NHK Spring Co Ltd	3,905,371
37,300	Ohara Inc	826,888
1	Orix JREIT Inc	9,610
450,000	Sanwa Shutter Corp	2,634,889
625,000	Shimadzu Corp	6,245,241
1,935,000	Showa Denko (a)	6,963,753
130,000	Sumitomo Rubber Industries	1,379,165
20,100	Tachihi Enterprise Co Ltd	921,475
1,900,000	Tokyu Land Corp	23,492,221
325,000	Toyo Suisan Kaisha Ltd	6,179,676
1,254	USJ Co Ltd *	705,826
350,000	Yamaha Motor Co Ltd	8,928,903
	Total Japan	139,028,097

	Malaysia — 0.4%
3,000,000	E&O Property Development *	3,137,443
480,900	Eastern & Oriental Berhad	426,322
700,000	IJM Corp Berhad	1,691,679
	Total Malaysia	5,255,444

	Mexico — 0.5%
1,200,000	Controladora Comercial Mexicana SA de CV	3,262,722
1,700,000	Sare Holding SA de CV *	3,007,589
	Total Mexico	6,270,311

	Netherlands — 1.2%
136,097	Buhrmann NV (a)	1,775,144
96,300	Fortis NV	4,001,127
463,139	Hagemeyer NV	2,235,646
43,700	Imtech NV	3,862,007
170,000	Koninklijke Wessanen NV	2,773,561
	Total Netherlands	14,647,485

	New Zealand — 0.2%
485,400	Air New Zealand	1,062,238

1,200,000	Canwest Mediaworks	2,127,359
	Total New Zealand	3,189,597

	Norway — 2.2%
1,452,334	Ability Drilling ASA *	8,668,997
46,400	Bergensen Worldwide Gas ASA (a)	621,977
510,400	Block Watne Gruppen ASA (a)	3,911,297
349,890	Ekornes ASA (a)	8,225,511
397,385	Prosafe ASA	6,172,973
	Total Norway	27,600,755

	Philippines — 0.3%
37,838,000	Filinvest Land Inc *	1,558,733
1,147,500	First Gen Corp *	1,494,363
2,133,700	Robinsons Land Corp Class B	921,055
	Total Philippines	3,974,151

	Singapore — 1.1%
17,296,000	Anwell Technologies Ltd *	1,130,901
575,000	Banyan Tree Holdings Inc	949,799
1,750,000	First Ship Lease Trust *	1,732,500
6,278,000	Huan Hsin Holdings Ltd	2,485,503
2,962,000	LMA International NV *	1,105,279
1,097,000	People’s Food Holdings Ltd	1,346,181
2,000,000	Petra Foods Ltd	2,260,102
1,585,937	Unisteel Technology Ltd	2,264,424
	Total Singapore	13,274,689

	South Korea — 2.5%
38,980	Asia Cement Co Ltd	3,486,884
40,000	Cheil Industries Inc	1,711,409
125,000	Daegu Bank	2,043,648
378,290	Handsome Corp	6,419,540
144,000	Kooksoondang Co Ltd	966,933
81,100	Korea Electric Terminal Co	2,396,538
320,963	Kortek Corp	2,975,230
115,000	Kumho Tire Co Inc	1,643,684
61,000	Pulmuone Co Ltd	2,983,922
49,800	Samsung SDI Co Ltd	2,927,817
43,900	Samsung SDI Co Ltd GDR 144A (c)	644,685
40,000	Samsung Techwin Co Ltd	2,283,346
25,000	Samwhan Corp	966,253
	Total South Korea	31,449,889

	Spain — 2.5%
32,000	ACS Actividades de Construccion y Servicios SA	2,140,234
63,060	Aguas de Barcelona SA Class A	2,332,783
14,400	Altadis SA	971,983
10,649	Bankinter SA	988,431
38,296	Cia de Distribucion Integral Logista SA	3,136,741
65,000	Corp Dermoestetica *	952,920
30,000	Fomento de Construcciones y Contratas SA	2,964,148
15,597	Gas Natural SDG SA	919,007
35,000	Generale de Alquiler *	1,093,091
30,000	Red Electrica de Espana	1,467,213
630	Sociedad General de Aguas de Barcelona SA (New Shares) *	22,803
30,000	Sogecable SA *	1,212,985
100,000	Tecnicas Reunidas SA	6,303,592
43,864	Union Fenosa SA	2,584,509
428,157	Uralita SA	4,068,235
	Total Spain	31,158,675

	Sweden — 0.7%
104,300	Cardo AB	4,641,929
123,900	Lindab International AB	3,475,831
66,200	Tanganyika Oil Co SDR *	1,148,406
	Total Sweden	9,266,166

	Switzerland — 4.9%
2,131	Bank Sarasin & Cie AG Class B (Registered)	9,238,807
14,450	Bobst Group AG (Registered)	934,395
86,286	Charles Voegele Holding AG *	9,892,421
700	Eichhof Holding AG	1,256,679
2,389	Forbo Holdings AG (Registered) *	1,316,108
18,940	Geberit AG (Registered)	3,309,909
17,510	Helvetia Patria Holding (Registered)	7,045,995
1,000	Jelmoli Holding AG (Bearer)	3,591,880
3,250	Jelmoli Holding AG (Registered)	2,335,978
200,309	Kardex AG *	10,220,109
552	SGS SA (Registered)	719,364
18,700	Swatch Group AG	5,359,868
17,908	Valiant Holding (Registered) *	2,544,173
9,350	Valora Holding AG	2,603,844
	Total Switzerland	60,369,530

	Taiwan — 1.8%
160,000	104 Corp	817,864
4,319,000	Arima Computer Corp *	954,040
2,975,500	Benq Corp *	1,091,718
7,000	Catcher Technology Co	66,890
3,128,000	China Life Insurance Co Ltd *	1,434,003
2,030,000	China Motor Corp Ltd	1,782,555
1,000,000	Continental Engineering Corp	768,273
427,380	E.Sun Financial Holdings Co Ltd	232,624
826,000	Fubon Financial Holding Co Ltd	721,080
29,000	Fubon Financial Holding Co Ltd GDR (Registered)	250,270
3,400,000	Fuhwa Financial Holding Co Ltd *	1,490,274
4,416,000	Gold Circuit Electronics Ltd	3,399,352
100,000	Largan Precision Co Ltd	1,362,209
1,500,000	Phoenix Precision Technology Corp	1,703,653
1,641,000	Phoenixtec Power Co Ltd	1,494,446
1,048,750	Sunplus Technology Co Ltd	2,274,272
2,417,940	Tsann Kuen Enterprises Co Ltd	2,456,780
	Total Taiwan	22,300,303

	Thailand — 0.3%
13,500,000	Asian Property Development Pcl (Foreign Registered) (c)	2,005,414
9,000,000	Home Product Center Pcl (Foreign Registered) (c)	1,325,249
	Total Thailand	3,330,663

	United Kingdom — 20.5%
145,000	Alliance & Leicester Plc	3,404,202
187,582	Alliance Boots Plc	4,192,343
582,342	Balfour Beatty Plc	5,305,392
357,000	BBA Aviation Plc	2,014,087
303,633	Biffa Plc	1,974,419
687,250	Bodycote International Plc	3,988,438
533,333	Brit Insurance Holdings Plc	3,664,292
438,800	British Airways Plc *	4,085,677
125,000	British Energy Group Plc *	1,298,946
514,100	Carphone Warehouse Group Plc (a)	3,059,405
573,403	Cattle’s Plc	4,693,951

500,000	Centrica Plc	3,794,169
144,888	Chemring Group	6,138,644
550,000	Cobham Plc	2,385,466
742,000	Compass Group Plc	5,537,691
106,951	Computacenter Plc	523,801
200,000	Davis Service Group (Ordinary)	2,581,615
1,500,000	Dawnay Day Treveria Plc	2,548,539
40,000	De la Rue (Ordinary Shares)	596,620
3,300,000	Dimension Data Holdings Plc	3,564,477
106,250	Fiberweb Plc	353,911
61,000	Filtrona Plc	348,915
696,493	FKI Plc	1,903,469
307,600	Fyffes Plc	365,265
50,000	Go-Ahead Group Plc	2,587,040
615,000	Group 4 Securicor Plc	2,677,127
315,000	Hanson Plc	6,704,802
171,747	Hays Plc	592,413
386,049	ICAP Plc	4,089,700
600,000	Inmarsat Plc	4,835,523
300,000	ISOFT Group Plc *	268,680
175,000	ITV Plc	406,430
425,000	JJB Sports Plc	2,288,154
115,000	Johnson Matthey Plc	3,702,452
104,929	Kazakhmys Plc	2,698,994
335,000	Kelda Group Plc	6,777,278
360,000	Kesa Electricals Plc	2,502,838
237,344	Kier Group Plc	10,732,070
96,000	Lamprell Plc	625,262
146,000	Misys Plc	727,709
250,000	Mitie Group Plc	1,352,606
407,142	N Brown Group	2,707,239
100,000	Next Plc	4,374,972
250,300	Northern Rock Plc	5,348,721
1,100,000	Northgate Info Solutions Plc	1,737,043
497,357	Pennon Group	6,658,837
823,614	Photo-Me International Plc (a)	1,326,361
305,555	Playtech Ltd	2,371,110
850,000	Premier Foods Plc	5,407,079
115,000	Provident Financial Plc	1,802,610
50,000	Punch Taverns Plc	1,330,251
600,000	Qinetiq Plc	2,399,050
556,254	Resolution Plc	6,963,845
375,736	Rexam Plc	3,995,699
750,000	RM Plc	3,095,639
1,071,893	Royal & Sun Alliance Insurance Group	3,360,059
1,000,000	Sage Group Plc	4,979,159
366,056	Serco Group Plc	3,450,251
275,000	Shire Plc	6,413,445
432,000	Slough Estates Plc	6,128,365
755,160	Smith (David S.) Holdings Plc	3,739,876
165,600	Smith News Plc	454,082
100,000	Smurfit Kappa Plc *	2,536,362
100,000	Soco International Plc * (a)	3,020,524
58,600	Tate & Lyle Plc	696,783
400,300	Tomkins Plc	2,133,374
700,000	Torex Retail Plc (b) (c)	144,671
307,600	Total Produce Plc *	310,630
62,181	Travis Perkins Plc	2,552,028
220,000	Trinity Mirror Plc	2,504,696
1,080,000	TT Group Plc	4,650,613
155,700	Ultra Electronics Holdings	3,850,070

16,179	Venture Production (Ordinary Shares) *	224,887
245,600	WH Smith Plc	2,074,561
270,366	William Hill Plc	3,384,226
1,036,882	William Morrison Supermarkets Plc	6,454,014
137,800	Wolseley Plc	3,573,482
850,000	Wood Group (John) Plc	5,229,345
140,588	Xstrata Plc	8,089,367
275,000	Yell Group Plc	2,752,423
	Total United Kingdom	254,118,561

	TOTAL COMMON STOCKS (COST $710,367,968)	1,192,829,391

Shares	Description	Value ($)

	PREFERRED STOCKS — 0.7%

	Brazil — 0.1%
104,000	Iochpe Maxion SA 1.77%	1,342,634

	France — 0.1%
6,800	Casino Guichard-Perrachon SA 2.66% (a)	759,390

	Germany — 0.5%
21,500	Henkel KGaA 1.32% (a)	3,345,754
25,800	Volkswagen AG 1.84%	2,523,225
	Total Germany	5,868,979

	Italy — 0.0%
10,000	IFI Istituto Finanziario Industries *	404,007

	South Korea — 0.0%
5,600	Samsung SDI Co Ltd 1.75%	213,913

	TOTAL PREFERRED STOCKS (COST $4,587,169)	8,588,923

Shares/Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 14.7%

	Money Market Funds — 14.0%
173,279,106	Bank of New York Institutional Cash Reserves Fund (d)	173,279,106
	Other Short-Term Investments — 0.7%
8,700,000	Toronto Dominion Bank Time Deposit, 5.29%, due 06/01/07	8,700,000

	TOTAL SHORT-TERM INVESTMENTS (COST $181,979,106)	181,979,106

	TOTAL INVESTMENTS — 111.5% (Cost $896,934,243)	1,383,397,420

	Other Assets and Liabilities (net) — (11.5%)	(142,963,650)

	TOTAL NET ASSETS — 100.0%	$1,240,433,770

As of May 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$911,719,185	$490,449,153	$(18,770,918)	$471,678,235

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt
Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.
GDR - Global Depository Receipt
SDR - Swedish Depository Receipt
*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of May 31, 2007, the Fund had loaned securities having a market value of $157,336,632, collateralized by cash in the amount of $173,279,106, which was invested in the Bank of New York Institutional Cash Reserves Fund.

(b)	Bankrupt issuer.
(c)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.
(d)	All or a portion of this security represents investment of security lending collateral.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available. As of May 31, 2007, 85.84% of the Net Assets of the Fund, were valued using fair value prices based on models used by a third party vendor.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2007 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
37,039,253	GMO Alpha Only Fund, Class IV	391,504,902
2,180,821	GMO Alternative Asset Opportunity Fund	62,807,636
21,357,656	GMO Core Plus Bond Fund, Class IV	223,187,504
2,422,144	GMO Domestic Bond Fund, Class VI	23,712,792
1,366,539	GMO Emerging Countries Fund, Class III	25,130,655
1,104,311	GMO Emerging Country Debt Fund, Class IV	12,357,237
13,381,024	GMO Emerging Markets Fund, Class VI	319,405,050
8,772,499	GMO Inflation Indexed Plus Bond Fund, Class VI	222,207,396
2,067,208	GMO International Bond Fund, Class III	19,824,527
10,574,665	GMO International Core Equity Fund, Class VI	456,614,029
8,688,430	GMO International Growth Equity Fund, Class IV	298,534,457
7,759,148	GMO International Intrinsic Value Fund, Class IV	297,796,084
391,123	GMO Short-Duration Investment Fund, Class III	3,539,667
21,636,365	GMO Strategic Fixed Income Fund, Class VI	551,294,569
5,532,675	GMO U.S. Core Equity Fund, Class VI	83,156,105
13,181,760	GMO U.S. Quality Equity Fund, Class VI	308,453,187
35,083	GMO U.S. Value Fund, Class III	405,915
	TOTAL MUTUAL FUNDS (COST $3,046,198,949)	3,299,931,712

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.0%

24,221	Citigroup Global Markets Repurchase Agreement, dated 05/31/07, due 06/01/07, with a maturity value of $24,224 and an effective yield of 4.25%, collateralized by a U.S. Treasury Bond with a rate of 8.13%, maturity date of 08/15/19 and a market value, including accrued interest, of $24,706.	24,221

	TOTAL SHORT-TERM INVESTMENTS (COST $24,221)	24,221

	TOTAL INVESTMENTS — 100.0% (Cost $3,046,223,170)	3,299,955,933

	Other Assets and Liabilities (net) — (0.0%)	(59,821)

	TOTAL NET ASSETS — 100.0%	$3,299,896,112

As of May 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$3,052,360,503	$252,635,529	$(5,040,099)	$247,595,430

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these affiliated issuers during the period ended May 31, 2007 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Alpha Only Fund, Class IV	$380,002,186	$5,602,893	$—	$—	$—	$391,504,902

GMO Alternative Asset Opportunity Fund	62,157,956	81,595	—	—	—	62,807,636

GMO Core Plus Bond Fund, Class IV	333,599,965	8,067,638	117,217,775	—	—	223,187,504

GMO Domestic Bond Fund, Class VI	20,617,931	4,169,886	1,000,000	12,612	—	23,712,792

GMO Emerging Countries Fund, Class III	21,889,917	28,639	—	—	—	25,130,655

GMO Emerging Country Debt Fund, Class IV	11,833,586	15,624	—	—	—	12,357,237

GMO Emerging Markets Fund, Class VI	275,288,575	1,260,620	500,000	—	—	319,405,050

GMO Inflation Indexed Plus Bond Fund, Class VI	328,859,382	9,269,603	114,305,000	—	—	222,207,396

GMO International Bond Fund, Class III	21,923,157	828,971	2,639,600	—	—	19,824,527

GMO International Core Equity Fund, Class VI	—	434,210,000	1,520,738	—	—	456,614,029

GMO International Growth Equity Fund, Class IV	271,341,941	3,314,922	2,095,363	—	—	298,534,457

GMO International Intrinsic Value Fund, Class IV	271,767,810	4,335,926	2,584,074	—	—	297,796,084

GMO International Small Companies Fund, Class III	4,237,261	152,419	4,220,247	—	146,870	—

GMO Short-Duration Investment Fund, Class III	3,489,627	3,126	—	3,126	—	3,539,667

GMO Strategic Fixed Income Fund, Class VI	307,603,773	241,097,367	3,454,000	—	—	551,294,569

GMO U.S. Core Equity Fund, Class VI	489,370,403	9,312,107	420,768,349	385,393	4,005,861	83,156,105

GMO U.S. Quality Equity Fund, Class VI	274,837,403	12,682,529	—	1,215,298	—	308,453,187

GMO U.S. Value Fund, Class III	377,075	1,128	—	630	—	405,915

Totals	$3,079,197,948	$734,434,993	$670,305,146	$1,617,059	$4,152,731	$3,299,931,712

Notes to Schedule of Investments:

Certain securities held by the Fund or the underlying funds are valued on the basis of a price provided by a single source. The prices provided may differ from the value that would be realized if the securities were sold and the differences could be material.  As of May 31, 2007, the total value of these securities represented 11.37% of net assets.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE.  As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.  As of May 31, 2007, 42.43% of the Net Assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on models used by a third party vendor.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2007 (Unaudited)

Par Value		Description	Value ($)

		DEBT OBLIGATIONS — 6.7%

		Australia — 0.6%

		Asset-Backed Securities
USD	1,061,456	Medallion Trust, Series 03-1G, Class A, Variable Rate, 3 mo. LIBOR + .19%, 5.54%, due 12/21/33	1,063,494

		Austria — 1.5%

		Corporate Debt
USD	2,500,000	Bank Austria Creditanstalt AG, 144A, 7.25%, due 02/15/17	2,799,250

		Canada — 1.1%

		Foreign Government Obligations
GBP	1,000,000	Province of Quebec, 8.63%, due 11/04/11	2,161,933

		United Kingdom — 0.9%

		Asset-Backed Securities
GBP	311,134	RMAC, Series 03-NS1X Class A2A, 144A, AMBAC, Variable Rate, 3 mo. LIBOR + .45%, 5.98%, due 06/12/35	617,000
GBP	596,859	RMAC, Series 03-NS2A Class A2A, 144A, AMBAC, Variable Rate, 3 mo. LIBOR + .40%, 5.93%, due 09/12/35	1,185,032
		Total United Kingdom	1,802,032

		United States — 2.6%

		U.S. Government
USD	3,755,340	U.S. Treasury Inflation Indexed Note, 3.88%, due 01/15/09 (a) (b)	3,829,273
USD	1,220,200	U.S. Treasury Inflation Indexed Note, 4.25%, due 01/15/10 (a) (b)	1,273,774
		Total United States	5,103,047

		TOTAL DEBT OBLIGATIONS (COST $11,871,382)	12,929,756

Principal Amount		Description	Value ($)

		OPTIONS PURCHASED — 0.4%

		Currency Options — 0.4%
AUD	25,800,000	AUD Call/USD Put, Expires 07/19/07, Strike 0.81	597,963
EUR	6,400,000	EUR Call/USD Put, Expires 10/23/07, Strike 1.32	255,888
GBP	9,600,000	GBP Put/USD Call, Expires 06/05/07, Strike 1.92	—
		Total Currency Options	853,851

		TOTAL OPTIONS PURCHASED (COST $473,444)	853,851

Shares	Description	Value ($)

	MUTUAL FUNDS — 93.4%

	United States — 93.4%

	Affiliated Issuers

564,929	GMO Emerging Country Debt Fund, Class III	6,321,552
5,183,849	GMO Short-Duration Collateral Fund	134,728,239
45,838	GMO Special Purpose Holding Fund (c) (d)	65,549
1,491,502	GMO World Opportunity Overlay Fund	39,554,642
	Total United States	180,669,982

	TOTAL MUTUAL FUNDS (COST $175,784,151)	180,669,982

	TOTAL INVESTMENTS — 100.5% (Cost $188,128,977)	194,453,589

	Other Assets and Liabilities (net) — (0.5%)	(996,642)

	TOTAL NET ASSETS — 100.0%	$193,456,947

As of May 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$ 190,107,267	$4,510,471	$(164,149)	$4,346,322

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these affiliated issuers during the period ended May 31, 2007 is set forth below:

	Value,				Distributions
	beginning of		Sales	Dividend	of Realized	Value, end
Affiliate	period	Purchases	Proceeds	Income	Gains	of period
GMO Emerging Country Debt Fund, Class III	$6,061,685	$—	$—	$—	$—	$6,321,552
GMO Short- Duration Collateral Fund	124,359,943	13,000,000	4,300,000	—	—	134,728,239
GMO Special Purpose Holding Fund	64,632	—	—	—	280,781	65,549
GMO World Opportunity Overlay Fund	37,179,145	1,600,000	—	—	—	39,554,642
Totals	$167,665,405	$14,600,000	$4,300,000	$—	$280,781	$180,669,982

A summary of outstanding financial instruments at May 31, 2007 is as follows:

Forward Currency Contracts

Settlement					Net Unrealized
Date	Deliver		In Exchange For		Appreciation

6/05/2007	USD	15,517,829	CAD	17,300,000	$658,407
6/12/2007	SEK	63,797,768	EUR	6,900,000	62,863
6/19/2007	USD	19,787,646	GBP	10,000,000	11,176
6/26/2007	CHF	9,200,000	USD	7,644,980	119,945
7/10/2007	USD	6,442,010	NZD	8,800,000	27,821
7/17/2007	USD	2,694,330	EUR	2,000,000	843
7/24/2007	JPY	540,000,000	USD	4,490,815	24,923
7/31/2007	EUR	10,600,000	NOK	86,786,016	117,284
8/14/2007	CAD	1,900,000	USD	1,780,368	395
					$1,023,657

Settlement					Net Unrealized
Date	Deliver		In Exchange For		Depreciation

6/01/2007	CHF	134,300	USD	109,624	$(27)
6/01/2007	SEK	282,900	USD	40,797	(88)
6/05/2007	CAD	17,300,000	USD	14,975,049	(1,201,188)
6/19/2007	USD	3,601,210	GBP	1,800,000	(37,422)
6/26/2007	CHF	2,900,000	USD	2,361,106	(10,916)
6/26/2007	USD	22,201,820	CHF	26,600,000	(444,654)
7/10/2007	USD	3,103,026	NZD	4,200,000	(15,152)
7/17/2007	USD	41,385,283	EUR	30,400,000	(418,660)
7/24/2007	JPY	120,000,000	USD	990,974	(1,446)
7/24/2007	USD	19,629,318	JPY	2,330,000,000	(359,819)
8/07/2007	AUD	10,300,000	USD	8,451,222	(63,685)
8/14/2007	CAD	3,000,000	USD	2,809,396	(1,087)
8/15/2007	CHF	2,965,572	EUR	1,800,000	(7,289)
					$(2,561,433)

Futures Contracts

				Net Unrealized
Number of		Expiration	Contract	Appreciation
Contracts	Type	Date	Value	(Depreciation)

Buys

152	Australian Government Bond 10 Yr.	June 2007	$12,572,326	$(132,675)
250	Australian Government Bond 3 Yr.	June 2007	20,583,909	(42,870)
153	Euro BOBL	June 2007	21,933,299	(419,286)
280	Euro Bund	June 2007	42,215,286	(1,138,549)
				$(1,733,380)

Sales

209	Canadian Government Bond 10 Yr.	September 2007	$21,783,209	$106,731
11	Japanese Government Bond 10 Yr. (TSE)	June 2007	12,036,730	95,089
54	U.S. Long Bond	September 2007	5,892,750	52,967
156	U.S. Treasury Note 2 Yr.	September 2007	31,792,313	73,212
106	U.S. Treasury Note 10 Yr.	September 2007	11,275,750	41,649
28	U.S. Treasury Note 5 Yr.	September 2007	2,924,250	9,580
14	UK Gilt Long Bond	September 2007	2,924,885	2,693
				$381,921

Swap Agreements

   Interest Rate Swaps

Notional	Expiration		Receive	Fixed		Market
Amount	Date	Counterparty	(Pay)	Rate	Variable Rate	Value
54,000,000 SEK	9/19/2009	Deutsche Bank AG	Receive	4.00%	3 month SEK STIBOR	$(78,774)
12,000,000 SEK	9/19/2012	Barclays Bank PLC	Receive	4.15%	3 month SEK STIBOR	(43,657)
38,000,000 SEK	9/19/2012	Citigroup	Receive	4.15%	3 month SEK STIBOR	(138,247)
13,000,000 SEK	9/19/2012	Deutsche Bank AG	Receive	4.15%	3 month SEK STIBOR	(47,295)
28,000,000 SEK	9/19/2012	JP Morgan Chase Bank	Receive	4.15%	3 month SEK STIBOR	(101,866)
1,800,000 CHF	9/19/2012	Citigroup	Receive	2.70%	6 month CHF LIBOR	(34,942)
25,100,000 CHF	9/19/2012	Deutsche Bank AG	Receive	2.70%	6 month CHF LIBOR	(487,242)
8,800,000 CHF	9/19/2012	JP Morgan Chase Bank	Receive	2.70%	6 month CHF LIBOR	(170,826)
8,200,000 SEK	9/19/2014	Deutsche Bank AG	Receive	4.25%	3 month SEK STIBOR	(35,264)
8,400,000 SEK	9/19/2017	Deutsche Bank AG	Receive	4.25%	3 month SEK STIBOR	(50,202)
12,800,000 SEK	9/19/2017	JP Morgan Chase Bank	Receive	4.25%	3 month SEK STIBOR	(76,498)
3,000,000 EUR	3/21/2030	UBS Warburg	Receive	5.90%	3 Month Floating Rate EUR LIBOR	626,385
		Premiums to (Pay) Receive			$309,392	$(638,428)

Total Return Swaps

Notional	Expiration				Market
Amount	Date	Counterparty	Pay	Receive	Value
75,000,000 USD	9/24/2007	JP Morgan Chase Bank	1 month LIBOR	Return on JP Morgan Hedged Traded Total Return Government Bond Index	$(224,255)
		Premiums to (Pay) Receive		$—	$(224,255)

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.
LIBOR - London Interbank Offered Rate
RMAC - Residential Mortgage Acceptance Corp.
STIBOR - Stockholm Interbank Offered Rate
Variable rates - The rates shown on variable rate notes are the current interest rates at May 31, 2007, which are subject to change based on the terms of the security.
(a)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.
(b)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and/or collateral on open swap contracts.
(c)	Bankrupt issuer.
(d)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

Certain securities held by the Fund or the underlying funds are valued on the basis of a price provided by a single source. The prices provided may differ from the value that would be realized if the securities were sold and the differences could be material. As of May 31, 2007, the total value of these securities represented 34.88% of net assets.

Currency Abbreviations:

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
USD - United States Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Global Growth Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2007 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.5%

	Australia — 2.1%
1,507	BHP Billiton Ltd	39,657
1,309	Brambles Ltd *	13,872
649	Commonwealth Bank of Australia	29,769
244	CSL Ltd	18,000
285	Macquarie Bank Ltd	20,659
1,519	QBE Insurance Group Ltd	39,234
413	Rio Tinto Ltd	32,652
624	Toll Holdings Ltd	11,946
817	Westfield Group	14,501
855	Woodside Petroleum Ltd	30,429
692	Woolworths Ltd	15,778
	Total Australia	266,497

	Austria — 0.4%
423	Oesterreichische Elektrizitaetswirtschafts AG Class A	22,754
364	OMV AG	24,110
	Total Austria	46,864

	Belgium — 1.5%
90	Colruyt SA	20,995
1,453	Fortis	60,317
431	Inbev NV	36,286
175	KBC Groep NV	24,143
747	UCB SA	43,647
	Total Belgium	185,388

	Canada — 2.3%
200	Bank of Montreal	13,306
300	Bank of Nova Scotia	15,093
200	Canadian National Railway Co	10,901
900	Canadian Natural Resources	59,818
700	EnCana Corp	42,873
300	Husky Energy Inc	25,005
300	Imperial Oil Ltd	13,898
200	Petro-Canada	10,092
100	Research In Motion Ltd *	16,575
1,000	Royal Bank of Canada	54,488
300	Thomson Corp	12,700
200	Toronto Dominion Bank	13,813
	Total Canada	288,562

	Denmark — 0.8%
2	AP Moller-Maersk A/S	24,383
100	Carlsberg A/S Class B	12,127
450	Novo-Nordisk A/S	47,301
300	Vestas Wind Systems A/S *	21,023
	Total Denmark	104,834

	Finland — 0.9%
548	Fortum Oyj	18,020
2,352	Nokia Oyj	64,385
666	Outokumpu Oyj	23,892
466	Sampo Oyj Class A	14,750
	Total Finland	121,047

	France — 4.3%
433	BNP Paribas	52,500
307	Carrefour SA	22,361
321	Electricite de France	29,742
159	Groupe Danone	24,895
117	Lafarge SA	20,249
375	L’Oreal SA	44,526
448	Peugeot SA	35,480
158	Renault SA	22,576
802	Sanofi-Aventis	77,257
874	Suez SA	50,234
2,314	Total SA (a)	174,411
	Total France	554,231

	Germany — 4.3%
382	Allianz SE (Registered)	84,596
544	Altana AG	13,273
286	BASF AG	35,381
333	Bayer AG	23,974
340	Bayerische Motoren Werke AG	22,703
208	Beiresdorf AG (Bearer)	14,916
273	DaimlerChrysler AG (Registered)	24,950
103	Deutsche Boerse AG	24,355
641	Deutsche Lufthansa AG (Registered)	18,456
69	Fresenius Medical Care AG & Co	10,150
936	Infineon Technologies AG *	14,548
148	Linde AG	16,377
240	MAN AG	34,779
331	Metro AG	26,770
159	Muenchener Rueckversicherungs AG (Registered)	29,825
283	RWE AG	31,935
209	Siemens AG (Registered)	27,522
827	ThyssenKrupp AG	48,065
340	Volkswagen AG	51,442
	Total Germany	554,017

	Hong Kong — 1.7%
3,000	Bank of East Asia Ltd	17,494
10,000	BOC Hong Kong Holdings Ltd	23,800
1,000	Cheung Kong Holdings Ltd	12,927
5,000	CLP Holdings Ltd	35,147
1,000	Esprit Holdings Ltd	12,293
7,000	Foxconn International Holdings *	21,767
5,500	Hong Kong Electric Holdings Ltd	28,394
4,500	Hong Kong Exchanges and Clearing Ltd	50,285
2,000	Hutchison Whampoa Ltd	19,298
	Total Hong Kong	221,405

	Ireland — 0.9%
712	Allied Irish Banks Plc	21,444
691	Anglo Irish Bank Corp	16,219
2,297	Bank of Ireland	49,704
463	CRH Plc	22,478
	Total Ireland	109,845

	Italy — 1.8%
6,518	ENI SPA	230,411

	Japan — 10.8%
300	Astellas Pharma Inc	13,317
1,400	Canon Inc	82,357

400	Chubu Electric Power Co Inc	11,367
800	Daiichi Sankyo Co Ltd	21,978
300	Daito Trust Construction Co Ltd	15,917
500	Denso Corp	17,590
700	Eisai Co Ltd	32,569
3,000	Fuji Heavy Industries Ltd	14,464
2,200	Honda Motor Co Ltd	77,601
4,000	Itochu Corp	43,737
300	JFE Holdings Inc	18,233
800	Kansai Electric Power Co Inc	20,083
1,000	Kirin Brewery Co Ltd	15,497
500	Konica Minolta Holdings Inc	6,816
6,000	Marubeni Corp	41,941
2,900	Mitsubishi Corp	70,701
2,000	Mitsubishi Electric Corp	18,301
1,000	Mitsubishi Estate Co Ltd	30,766
3,000	Mitsui & Co	59,612
1,000	Mitsui Fudosan Co Ltd	31,508
2,000	Mitsui OSK Lines Ltd	27,446
200	Murata Manufacturing Co Ltd	14,162
200	Nintendo Co Ltd	69,773
2,000	Nippon Oil Corp	16,994
7,000	Nippon Steel Corp	48,875
4,600	Nissan Motor Co	51,197
200	Nissin Food Products Co Ltd	7,221
3	NTT Data Corp	14,359
12	NTT Docomo Inc	20,441
6,000	Osaka Gas Co Ltd	22,350
300	Seven & I Holdings Co Ltd	8,708
500	Shin-Etsu Chemical Co Ltd	33,554
300	Sony Corp	17,268
3,000	Sumitomo Corp	54,507
3,000	Sumitomo Metal Industries Ltd	16,230
1,000	Sumitomo Metal Mining Co Ltd	22,782
1,000	Sumitomo Realty & Development Co Ltd	37,838
1,700	Takeda Pharmaceutical Co Ltd	114,257
200	Tokyo Electron Ltd	14,411
3,000	Tokyo Gas Co Ltd	14,787
1,000	TonenGeneral Sekiyu KK	10,160
1,700	Toyota Motor Corp	102,387
300	Yakult Honsha Co Ltd	7,201
	Total Japan	1,391,263

	Netherlands — 2.6%
1,676	ABN Amro Holdings NV	80,337
463	Arcelor Mittal	27,797
881	Heineken NV	51,318
2,815	ING Groep NV	125,120
1,871	Koninklijke Ahold NV *	23,379
1,468	Koninklijke KPN NV	24,911
	Total Netherlands	332,862

	Norway — 1.6%
600	Aker Kvaerner Ogep ASA	14,718
1,500	DnB NOR ASA	20,231
375	Norsk Hydro ASA	13,364
1,300	Orkla ASA	22,942
605	Petroleum Geo Services ASA *	15,176
3,400	Statoil ASA	92,876
1,600	Telenor ASA *	31,057
	Total Norway	210,364

	Portugal — 0.1%
2,169	Electricidade de Portugal SA	12,347

	Singapore — 3.0%
10,000	Capitaland Ltd	54,164
1,000	City Developments Ltd	11,289
4,000	DBS Group Holdings Ltd	63,599
4,000	Keppel Corp Ltd	28,928
4,000	Oversea-Chinese Banking Corp	24,928
2,000	Singapore Airlines Ltd	24,352
17,000	Singapore Technologies Engineering Ltd	39,165
33,320	Singapore Telecommunications	78,095
4,000	United Overseas Bank Ltd	63,560
	Total Singapore	388,080

	Spain — 2.9%
121	Acciona SA	32,362
529	ACS Actividades de Construccion y Servicios SA	35,381
1,173	Banco Santander Central Hispano SA	22,509
1,371	Iberdrola SA	79,083
726	Inditex SA	45,792
893	Repsol YPF SA	32,768
351	Sacyr Vallehermoso SA	20,080
4,276	Telefonica SA	97,292
	Total Spain	365,267

	Sweden — 2.4%
1,000	Atlas Copco AB Class B	15,660
500	Atlas Copco AB Class B (Redemption Shares) *	2,883
1,100	Hennes & Mauritz AB Class B	69,672
1,300	Nordea AB	21,424
1,800	Sandvik AB	33,535
800	Scania AB Class B	19,673
800	Skandinaviska Enskilda Banken AB Class A	26,307
700	Swedbank AB	25,809
1,100	Swedish Match AB	20,357
3,500	TeliaSonera AB	25,911
2,000	Volvo AB Class B	42,011
	Total Sweden	303,242

	Switzerland — 3.2%
4,087	ABB Ltd	87,539
200	Alcon Inc	27,612
184	Nestle SA (Registered)	71,672
1,766	Novartis AG (Registered)	99,328
230	Roche Holding AG (Non Voting)	42,201
276	Zurich Financial Services AG	84,471
	Total Switzerland	412,823

	United Kingdom — 8.7%
674	Anglo American Plc	40,724
1,231	AstraZeneca Plc	65,452
2,222	Barclays Plc	31,769
2,845	BG Group Plc	43,517
940	British American Tobacco Plc	31,860
3,237	BT Group Plc	21,127
6,817	Centrica Plc	51,730
1,098	Diageo Plc	23,427
2,220	GlaxoSmithKline Plc	57,828
1,832	HBOS Plc	39,417

1,838	HSBC Holdings Plc	34,002
1,422	Imperial Tobacco Group Plc	61,352
2,435	J Sainsbury Plc	26,900
1,474	Man Group Plc	17,181
1,808	Marks & Spencer Group Plc	25,025
1,414	National Grid Plc	21,933
666	Next Plc	29,137
378	Reckitt Benckiser Plc	20,562
910	Rio Tinto Plc	66,431
12,567	Royal Bank of Scotland Group	156,114
2,317	Royal Dutch Shell Group Class A (Amsterdam)	86,174
1,017	Scottish & Southern Energy Plc	30,660
5,300	Tesco Plc	48,152
2,762	William Morrison Supermarkets Plc	17,192
1,132	Xstrata Plc	65,135
	Total United Kingdom	1,112,801

	United States — 41.2%
200	Abercrombie & Fitch Co.-Class A	16,530
400	Adobe Systems, Inc. *	17,632
300	Aetna, Inc.	15,879
300	Akamai Technologies, Inc. *	13,263
600	Allstate Corp. (The)	36,900
300	AMBAC Financial Group, Inc.	26,883
1,300	American International Group, Inc.	94,042
800	AmerisourceBergen Corp.	40,976
1,100	Amgen, Inc. *	61,963
800	Anheuser-Busch Cos., Inc.	42,672
400	Apache Corp.	32,300
800	Apple, Inc. *	97,248
800	Archer-Daniels-Midland Co.	28,032
800	Bank of America Corp.	40,568
500	Baxter International, Inc.	28,420
100	Bear Stearns Cos. (The), Inc.	14,996
200	Becton Dickinson & Co.	15,250
800	Bed Bath & Beyond, Inc. *	32,528
500	Biomet, Inc.	21,810
300	Boeing Co.	30,177
1,600	Boston Scientific Corp. *	25,072
800	Capital One Financial Corp.	63,824
300	CDW Corp.	25,542
100	Celgene Corp. *	6,124
300	Centex Corp.	14,508
1,000	Chesapeake Energy Corp.	34,860
1,700	Chevron Corp.	138,533
4,700	Cisco Systems, Inc. *	126,524
400	Coach, Inc. *	20,544
1,000	Coca-Cola Co. (The)	52,990
200	Cognizant Technologies Solutions Corp.-Class A *	15,712
400	Colgate-Palmolive Co.	26,784
1,650	Comcast Corp.-Class A *	45,227
2,642	ConocoPhillips	204,570
200	Constellation Energy Group, Inc.	18,354
600	Countrywide Financial Corp.	23,364
835	CVS/Caremark Corp.	32,181
700	D.R. Horton, Inc.	16,359
300	Danaher Corp.	22,050
100	Deere & Co.	12,047
2,500	Dell, Inc. *	67,175
1,300	Direct TV Group (The) *	30,368
1,100	eBay, Inc. *	35,816

300	Electronic Arts, Inc. *	14,661
200	Entergy Corp.	22,580
100	Everest Re Group Ltd	10,723
200	Express Scripts, Inc. *	20,420
1,400	Fannie Mae	89,488
386	Fidelity National Title Group, Inc.-Class A	10,823
300	Franklin Resources, Inc.	40,722
1,400	Gap (The), Inc.	25,928
600	Genentech, Inc. *	47,862
300	General Dynamics Corp.	24,072
200	Gilead Sciences, Inc. *	16,554
300	Goldman Sachs Group, Inc.	69,246
200	Google, Inc.-Class A *	99,550
300	Hansen Natural Corp. *	11,940
800	Harley-Davidson, Inc.	48,872
2,200	Hewlett-Packard Co.	100,562
3,700	Home Depot, Inc.	143,819
400	Illinois Tool Works, Inc.	21,088
1,200	Intel Corp.	26,604
1,100	International Business Machines Corp.	117,260
400	JC Penney Co., Inc.	32,192
3,800	Johnson & Johnson	240,426
900	JPMorgan Chase & Co.	46,647
300	KB Home	13,767
300	Kellogg Co.	16,194
900	King Pharmaceuticals, Inc. *	19,116
400	Kohls Corp. *	30,128
600	Kroger Co.	18,192
400	Las Vegas Sands Corp. *	31,208
400	Lehman Brothers Holdings, Inc.	29,352
300	Lennar Corp.-Class A	13,695
400	Lockheed Martin Corp.	39,240
2,300	Lowe’s Cos., Inc.	75,486
200	Marathon Oil Corp.	24,762
400	Marriott International, Inc.-Class A	18,420
200	Mastercard, Inc.	29,910
1,500	McDonald’s Corp.	75,825
200	McKesson Corp.	12,626
700	Medtronic, Inc.	37,219
300	MEMC Electronic Materials, Inc. *	18,234
600	Merrill Lynch & Co., Inc.	55,638
500	MetLife, Inc.	34,000
300	MGIC Investment Corp.	19,500
3,500	Microsoft Corp.	107,345
300	Monsanto Co.	18,480
300	Moody’s Corp.	20,895
800	Morgan Stanley	68,032
200	National Oilwell Varco, Inc. *	18,890
500	Network Appliance, Inc. *	16,095
400	Nordstrom, Inc.	20,772
700	Nvidia Corp. *	24,269
600	Occidental Petroleum Corp.	32,982
100	Omnicom Group, Inc.	10,530
5,000	Oracle Corp. *	96,900
200	Overseas Shipholding Group, Inc.	15,910
200	Paccar, Inc.	17,446
300	Pepsi Bottling Group, Inc.	10,497
10,700	Pfizer, Inc.	294,143
200	Praxair, Inc.	13,618
300	Precision Castparts Corp.	35,868
900	Procter & Gamble Co.	57,195

200	Prudential Financial, Inc.	20,404
600	Pulte Homes, Inc.	16,374
600	Qualcomm, Inc.	25,770
300	Radian Group, Inc.	18,570
200	Raytheon Co.	11,120
500	Safeway, Inc.	17,240
1,000	Schering-Plough Corp.	32,740
500	Schlumberger, Ltd.	38,935
100	Sears Holdings Corp. *	18,002
300	Southern Copper Corp.	26,604
300	SPX Corp.	26,361
600	Stryker Corp.	40,386
2,200	Sun Microsystems, Inc. *	11,220
400	Supervalu, Inc.	19,056
1,900	Symantec Corp. *	37,981
300	Target Corp.	18,729
400	Toll Brothers, Inc. *	11,732
200	TXU Corp.	13,490
500	Tyson Foods, Inc.-Class A	11,145
200	Union Pacific Corp.	24,136
700	United Technologies Corp.	49,385
300	UnitedHealth Group, Inc.	16,431
400	Valero Energy Corp.	29,848
100	Vornado Realty Trust	12,101
100	Vulcan Materials Co.	11,969
400	Walgreen Co.	18,052
400	Wal-Mart Stores, Inc.	19,040
600	Walt Disney Co. (The)	21,264
500	WellPoint, Inc. *	40,705
600	Wyeth	34,704
300	YRC Worldwide, Inc. *	12,060
500	Zimmer Holdings, Inc. *	44,030
	Total United States	5,290,599

	TOTAL COMMON STOCKS (COST $10,346,405)	12,502,749

Shares	Description	Value ($)

	PREFERRED STOCKS — 0.7%

	Germany — 0.7%
103	Henkel KGaA 1.32%	16,028
13	Porsche AG (Non Voting) 0.47%	22,979
535	Volkswagen AG 1.84%	52,323
	Total Germany	91,330

	TOTAL PREFERRED STOCKS (COST $45,442)	91,330

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 1.3%

	Money Market Funds — 1.3%
172,025	Bank of New York Institutional Cash Reserves Fund (b)	172,025

	TOTAL SHORT-TERM INVESTMENTS (COST $172,025)	172,025

TOTAL INVESTMENTS — 99.5% (Cost $10,563,872)	12,766,104

Other Assets and Liabilities (net) — 0.5%	64,013

TOTAL NET ASSETS — 100.0%	$12,830,117

As of May 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$10,664,423	$2,253,549	$(151,868)	$2,101,681

A summary of outstanding financial instruments at May 31, 2007 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)

Buys

8/24/07	CAD	475,963	$446,054	$6,357
8/24/07	CHF	286,322	235,326	905
8/24/07	JPY	80,011,754	664,513	(2,715)
8/24/07	NOK	443,250	73,624	164
8/24/07	NZD	57,469	42,100	538
8/24/07	SEK	1,258,584	182,655	(2,535)
8/24/07	SGD	328,899	216,399	160
			$1,860,671	$2,874

Sales

8/24/07	AUD	294,190	$243,073	$(2,069)
8/24/07	DKK	175,000	31,689	362
8/24/07	DKK	229,000	41,468	(37)
8/24/07	EUR	572,698	772,780	557
8/24/07	GBP	43,000	85,074	579
8/24/07	GBP	256,736	507,946	(1,476)
8/24/07	HKD	1,082,641	138,884	(170)
			$1,820,914	$(2,254)

Notes to Schedule of Investments:

 *              Non-income producing security.

(a)          All or a portion of this security is out on loan.  As of May 31, 2007, the Fund had loaned securities having a market value of $165,546, collateralized by cash in the amount of $172,025, which was invested in the Bank of New York Institutional Cash Reserves Fund.

(b)         All or a portion of this security represents investment of security lending collateral.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE.  As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.  As of May 31, 2007, 53.56% of the Net Assets of the Fund were valued using fair value prices based on models used by a third party vendor.

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2007 (Unaudited)

Shares	Description	Value ($)

	AFFILIATED ISSUERS — 100.0%

	Mutual Funds — 100.0%
1,444,889	GMO Alpha Only Fund, Class IV	15,272,474
1,728,378	GMO Currency Hedged International Equity Fund, Class III	14,068,996
402,836	GMO Emerging Countries Fund, Class III	7,408,159
150,932	GMO Emerging Country Debt Fund, Class IV	1,688,929
1,919,505	GMO Emerging Markets Fund, Class VI	45,818,589
165,480	GMO Inflation Indexed Plus Bond Fund, Class VI	4,191,620
1,470,923	GMO International Growth Equity Fund, Class IV	50,540,924
1,306,705	GMO International Intrinsic Value Fund, Class IV	50,151,354
15,176	GMO Short-Duration Investment Fund, Class III	137,343
316,805	GMO Strategic Fixed Income Fund, Class VI	8,072,190
9,989,840	GMO U.S. Core Equity Fund, Class VI	150,147,293
1,106	GMO U.S. Growth Fund, Class III	20,348
1,684,537	GMO U.S. Quality Equity Fund, Class VI	39,418,173
4,054	GMO U.S. Value Fund, Class III	46,901
		386,983,293

	Private Investment Fund — 0.0%
175	GMO SPV I, LLC (a) (b)	68

	TOTAL AFFILIATED ISSUERS (COST $317,593,295)	386,983,361

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.0%

26,260	Citigroup Global Markets Repurchase Agreement, dated 05/31/07, due 06/1/07, with a maturity value of $26,263 and an effective yield of 4.25%, collateralized by a U.S. Treasury Bond with a rate of 8.13%, maturity date of 08/15/19 and a market value, including accrued interest, of $26,785.	26,260

	TOTAL SHORT-TERM INVESTMENTS (COST $26,260)	26,260

	TOTAL INVESTMENTS — 100.0% (Cost $317,619,555)	387,009,621

	Other Assets and Liabilities (net) — (0.0%)	(14,252)

	TOTAL NET ASSETS — 100.0%	$386,995,369

As of May 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$317,642,276	$69,373,827	$(6,482)	$69,367,345

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these affiliated issuers during the period ended May 31, 2007 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Alpha Only Fund, Class IV	$15,041,292	$—	$	$—	$—	$15,272,474

GMO Currency Hedged International Equity Fund, Class III	13,289,885	—	432,375	—	—	14,068,996

GMO Emerging Countries Fund, Class III	6,461,494	—	—	—	—	7,408,159

GMO Emerging Country Debt Fund, Class IV	1,619,501	—	—	—	—	1,688,929

GMO Emerging Markets Fund, Class VI	41,750,149	—	2,270,000	—	—	45,818,589

GMO Inflation Indexed Plus Bond Fund, Class VI	4,216,442	—	—	—	—	4,191,620

GMO International Growth Equity Fund, Class IV	47,402,591	—	1,300,000	—	—	50,540,924

GMO International Intrinsic Value Fund, Class IV	47,550,628	—	1,530,000	—	—	50,151,354

GMO International Small Companies Fund, Class III	543,039	18,798	540,138	—	18,798	—

GMO Short-Duration Investment Fund, Class III	135,401	121	—	121	—	137,343

GMO SPV I, LLC	67	—	—	—	602	68

GMO Strategic Fixed Income Fund, Class VI	7,989,820	—	—	—	—	8,072,190

GMO U.S. Core Equity Fund, Class VI	135,437,254	12,442,277	335,000	677,827	6,964,449	150,147,293

GMO U.S. Growth Fund, Class III	43,339	133	25,000	133	—	20,348

GMO U.S. Quality Equity Fund, Class VI	32,542,645	4,318,856	—	144,723	—	39,418,173

GMO U.S. Value Fund, Class III	215,623	114	175,000	114	—	46,901

Totals	$354,239,170	$16,780,299	$6,607,513	$822,918	$6,983,849	$386,983,361

Notes to Schedule of Investments:

(a)          Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

(b)         Bankrupt issuer.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE.  As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.  As of May 31, 2007, 38.89% of the Net Assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on models used by a third party vendor.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)

	DEBT OBLIGATIONS — 20.4%

	Corporate Debt — 0.9%
13,850,000	JP Morgan & Co. Series MTN, Variable Rate, CPI + 4.00%, (4.60%), due 02/15/12	15,008,276

	U.S. Government — 19.5%
6,868,345	U.S. Treasury Inflation Indexed Bond, 3.88%, due 04/15/29 (a)	8,442,699
6,346,350	U.S. Treasury Inflation Indexed Bond, 3.63%, due 04/15/28 (a)	7,487,701
36,920,490	U.S. Treasury Inflation Indexed Bond, 2.38%, due 01/15/25 (a)	36,130,161
34,133,220	U.S. Treasury Inflation Indexed Bond, 2.00%, due 01/15/26 (a)	31,487,895
11,377,190	U.S. Treasury Inflation Indexed Note, 2.38%, due 04/15/11 (a) (b)	11,313,193
16,665,600	U.S. Treasury Inflation Indexed Note, 2.00%, due 01/15/14 (a)	16,152,612
99,503,508	U.S. Treasury Inflation Indexed Note, 2.00%, due 01/15/16 (a) (b)	95,616,652
106,197,700	U.S. Treasury Inflation Indexed Note, 0.88%, due 04/15/10 (a)	101,252,870

	Total U.S. Government	307,883,783

	TOTAL DEBT OBLIGATIONS (COST $326,543,802)	322,892,059

Principal Amount		Description	Value ($)

		OPTIONS PURCHASED — 0.6%

		Currency Options — 0.6%
AUD	305,400,000	AUD Call/USD Put, Expires 07/19/07, Strike 0.81	7,078,207
EUR	76,500,000	EUR Call/USD Put, Expires 10/23/07, Strike 1.32	3,058,665
GBP	114,900,000	GBP Put/USD Call, Expires 06/05/07, Strike 1.92	0
			10,136,872

		TOTAL OPTIONS PURCHASED (COST $5,640,980)	10,136,872

Shares	Description	Value ($)

	MUTUAL FUNDS — 80.3%

	Affiliated Issuers — 80.3%
4,433,223	GMO Emerging Country Debt Fund, Class III	49,607,767
34,648,933	GMO Short-Duration Collateral Fund	900,525,759
28,918	GMO Special Purpose Holding Fund (c) (d)	41,353
12,036,875	GMO World Opportunity Overlay Fund	319,217,912
	TOTAL MUTUAL FUNDS (COST $1,248,315,401)	1,269,392,791

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.5%

	Money Market Funds — 0.5%
7,634,882	Merrimac Cash Series-Premium Class	7,634,882

	TOTAL SHORT-TERM INVESTMENTS (COST $7,634,882)	7,634,882

	TOTAL INVESTMENTS — 101.8% (Cost $1,588,135,065)	1,610,056,604

	Other Assets and Liabilities (net) — (1.8%)	(29,085,607)

	TOTAL NET ASSETS — 100.0%	$1,580,970,997

As of May 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,591,339,014	$23,990,109	$(5,272,519)	$18,717,590

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these affiliated issuers during the period ended May 31, 2007 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period

GMO Emerging Country Debt Fund, Class III	$66,616,399	$—	$19,200,000	$—	$—	$49,607,767

GMO Short-Duration Collateral Fund	1,294,006,779	101,500,000	507,500,000	—	—	900,525,759

GMO Special Purpose Holding Fund	40,775	—	—	—	177,138	41,353

GMO World Opportunity Overlay Fund	447,312,841	2,500,000	137,230,000	—	—	319,217,912

Totals	$1,807,976,794	$104,000,000	$663,930,000	$—	$177,138	$1,269,392,791

A summary of outstanding financial instruments at May 31, 2007 is as follows:

Forward currency contracts

Settlement Date	Deliver		In Exchange For		Net Unrealized Appreciation

6/05/2007	USD	165,648,504	CAD	183,600,000	$6,025,316
6/12/2007	SEK	507,706,768	EUR	54,900,000	485,934
6/19/2007	USD	122,681,133	GBP	62,000,000	71,563
6/26/2007	CHF	71,400,000	USD	59,369,802	968,987
7/10/2007	USD	52,928,976	NZD	72,300,000	226,570
7/17/2007	USD	32,467,297	EUR	24,100,000	9,533
7/17/2007	EUR	251,000,000	USD	341,700,858	3,456,702
7/24/2007	JPY	40,100,000,000	USD	337,265,953	5,632,089
7/31/2007	EUR	85,500,000	NOK	700,019,280	946,020
8/14/2007	CAD	14,100,000	USD	13,212,206	2,935

					$17,825,649

Settlement Date	Deliver		In Exchange For		Net Unrealized Appreciation

6/01/2007	CHF	1,074,200	USD	876,826	$(215)
6/01/2007	SEK	2,852,800	USD	411,398	(892)
6/05/2007	CAD	183,600,000	USD	158,925,951	(12,747,868)
6/19/2007	USD	20,001,280	GBP	10,000,000	(202,458)
6/26/2007	USD	186,294,967	CHF	223,200,000	(3,731,078)
6/26/2007	CHF	19,700,000	USD	16,039,237	(74,153)
7/10/2007	USD	25,193,653	NZD	34,100,000	(123,057)
7/24/2007	JPY	1,370,000,000	USD	11,313,618	(16,516)
8/07/2007	AUD	156,800,000	USD	128,655,498	(969,494)
8/14/2007	CAD	54,300,000	USD	50,850,077	(19,669)
8/15/2007	CHF	24,548,346	EUR	14,900,000	(60,338)

					$(17,945,738)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)

Buys

1,220	Australian Government Bond 10 Yr.	June 2007	$100,909,456	$(1,041,817)

2,004	Australian Government Bond 3 Yr.	June 2007	165,000,614	(352,675)
491	Euro BOBL	June 2007	70,387,255	(986,483)
1,059	Euro Bund	June 2007	159,664,241	(3,290,705)
				$(5,671,680)

Sales

1,875	Canadian Government Bond 10 Yr.	September 2007	$195,423,523	$957,521
321	Japanese Government Bond 10 Yr. (TSE)	June 2007	351,253,657	2,821,877
948	U.S. Long Bond (CBT)	September 2007	103,450,500	929,870
1,035	U.S. Treasury Note 10 Yr.	September 2007	110,098,125	410,948
1,477	U.S. Treasury Note 2 Yr. (CBT)	September 2007	301,007,984	670,922
551	U.S. Treasury Note 5 Yr. (CBT)	September 2007	57,545,062	183,173
441	UK Gilt Long Bond	September 2007	92,133,875	180,159
				$6,154,470

Swap Agreements

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Market Value
344,000,000	SEK	9/19/2009	Deutsche Bank AG	Receive	4.00%	3 month SEK STIBOR	$(501,814)
121,000,000	SEK	9/19/2012	Barclays Bank PLC	Receive	4.15%	3 month SEK STIBOR	(440,208)
243,000,000	SEK	9/19/2012	Citigroup	Receive	4.15%	3 month SEK STIBOR	(884,055)
13,400,000	CHF	9/19/2012	Citigroup	Receive	2.70%	6 month CHF LIBOR	(260,121)
204,700,000	CHF	9/19/2012	Deutsche Bank AG	Receive	2.70%	6 month CHF LIBOR	(3,973,647)
68,200,000	CHF	9/19/2012	JP Morgan Chase Bank	Receive	2.70%	6 month CHF LIBOR	(1,323,902)
111,000,000	SEK	9/19/2014	Deutsche Bank AG	Receive	4.25%	3 month SEK STIBOR	(477,356)
190,200,000	SEK	9/19/2017	Deutsche Bank AG	Receive	4.25%	3 month SEK STIBOR	(1,136,715)
154,600,000	SEK	9/19/2017	JP Morgan Chase Bank	Receive	4.25%	3 month SEK STIBOR	(923,955)
			Premiums to (Pay) Receive			$2,222,161	$(9,921,773)

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Pay	Receive	Market Value

255,943,736	USD	6/29/2007	Deutsche Bank AG	1 month LIBOR - 0.05%	Deutsche TIPS Index Total Return	$(4,423,321)
206,000,000	USD	7/31/2007	Barclays Bank PLC	1 month LIBOR - 0.05%	Barclays TIPS Index Total Return	(3,457,362)
535,000,000	USD	8/31/2007	Barclays Bank PLC	1 month LIBOR - 0.05%	Barclays TIPS Index Total Return	0
6,000,000	USD	8/31/2007	JP Morgan Chase Bank	1 month LIBOR - 0.08%	Lehman Brothers 1-10 Year TIPS Index	(91,742)
256,824,201	USD	9/28/2007	Barclays Bank PLC	1 month LIBOR - 0.05%	Barclays TIPS Index Total Return	(4,347,956)
			Premiums to (Pay) Receive		$—	$(12,320,381)

Notes to Schedule of Investments:

CPI - Consumer Price Index

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

STIBOR - Stockholm Interbank Offered Rate

TIPS - Treasury Inflation Protected Securities

Variable rates - The rates shown on variable rate notes are the current interest rates at May 31, 2007, which are subject to change based on the terms of the security.

(a)          Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.

(b)         All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and/or collateral on open swap contracts.

(c)          Bankrupt issuer.

(d)         Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

Certain securities held by the Fund or the underlying funds are valued on the basis of a price provided by a single source.  The prices provided may differ from the value that would be realized if the securities were sold and the differences could be material.  As of May 31, 2007, the total value of these securities represented 30.35% of net assets.

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - United States Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO International Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2007 (Unaudited)

Par Value		Description	Value ($)

		DEBT OBLIGATIONS — 4.3%

		Australia — 0.1%

		Asset-Backed Securities
USD	571,553	Medallion Trust, Series 03-1G, Class A, Variable Rate, 3 mo. LIBOR + .19%, 5.54%, due 12/21/33	572,651

		Canada — 1.5%

		Foreign Government Obligations
CAD	2,000,000	Government of Canada (Cayman), 7.25%, due 06/01/08	1,909,667
CAD	2,000,000	Province of British Columbia, 7.88%, due 11/30/23	2,480,460
GBP	1,500,000	Province of Quebec, 8.63%, due 11/04/11	3,242,899
		Total Canada	7,633,026

		United Kingdom — 0.2%

		Asset-Backed Securities
GBP	155,567	RMAC, Series 03-NS1A Class A2A, 144A, AMBAC, Variable Rate, 3 mo. GBP LIBOR + .45%, 5.98%, due 06/12/35	308,500
GBP	298,430	RMAC, Series 03-NS2A Class A2A, 144A, AMBAC, Variable Rate, 3 mo. GBP LIBOR + .40%, 5.93%, due 09/12/35	592,516
		Total United Kingdom	901,016

		United States — 2.5%

		U.S. Government
USD	7,624,380	U.S. Treasury Inflation Indexed Note, 3.63%, due 01/15/08 (a) (b)	7,656,545
USD	5,000,000	U.S. Treasury Note, 4.00%, due 09/30/07 (a)	4,984,375
		Total United States	12,640,920

		TOTAL DEBT OBLIGATIONS (COST $19,559,528)	21,747,613

Principal Amount		Description	Value ($)

		OPTIONS PURCHASED — 0.4%

		Currency Options — 0.4%
AUD	60,600,000	AUD Call/USD Put, Expires 07/19/07, Strike 0.81	1,404,516
EUR	15,100,000	EUR Call/USD Put, Expires 10/23/07, Strike 1.32	603,737
GBP	22,700,000	GBP Put/USD Call, Expires 06/05/07, Strike 1.92	—
		Total Currency Options	2,008,253

		TOTAL OPTIONS PURCHASED (COST $1,115,836)	2,008,253

Shares	Description	Value ($)

	MUTUAL FUNDS — 96.4%

	United States — 96.4%

	Affiliated Issuers
1,429,404	GMO Emerging Country Debt Fund, Class III	15,995,027
14,258,978	GMO Short-Duration Collateral Fund	370,590,833
37,466	GMO Special Purpose Holding Fund (c) (d)	53,576
4,013,830	GMO World Opportunity Overlay Fund	106,446,780
	Total United States	493,086,216

	TOTAL MUTUAL FUNDS (COST $483,794,364)	493,086,216

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.3%

	Money Market Funds — 0.3%
1,455,267	Merrimac Cash Series-Premium Class	1,455,267

	TOTAL SHORT-TERM INVESTMENTS (COST $1,455,267)	1,455,267

	TOTAL INVESTMENTS — 101.4% (Cost $505,924,995)	518,297,349

	Other Assets and Liabilities (net) — (1.4%)	(6,993,010)

	TOTAL NET ASSETS — 100.0%	$511,304,339

As of May 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$509,772,925	$8,845,938	$(321,514)	$8,524,424

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these affiliated issuers during the period ended May 31, 2007 is set forth below:

	Value,				Distributions
Affiliate	beginning of period	Purchases	Sales Proceeds	Dividend Income	of Realized Gains	Value, end of period
GMO Emerging Country Debt Fund, Class III	$14,983,428	$1,800,000	$1,400,000	$—	$—	$15,995,027

GMO Short-Duration Collateral Fund	316,596,798	79,800,000	30,100,000	—	—	370,590,833

GMO Special Purpose Holding Fund	52,827	—	—	—	229,497	53,576

GMO World Opportunity Overlay Fund	90,176,123	16,700,000	2,400,000	—	—	106,446,780

Totals	$421,809,176	$98,300,000	$33,900,000	$—	$229,497	$493,086,216

A summary of outstanding financial instruments at May 31, 2007 is as follows:

Forward Currency Contracts

Settlement					Net Unrealized
Date	Deliver		In Exchange For		Appreciation

6/05/2007	USD	39,091,497	CAD	43,500,000	$1,582,856
6/12/2007	SEK	163,603,730	EUR	17,700,000	168,690
6/19/2007	USD	63,319,973	GBP	32,000,000	36,257
6/26/2007	CHF	22,400,000	USD	18,553,865	232,041
7/10/2007	USD	16,387,291	NZD	22,400,000	81,370
7/17/2007	USD	3,098,480	EUR	2,300,000	969
7/24/2007	JPY	1,560,000,000	USD	12,969,615	68,148
7/31/2007	EUR	28,200,000	NOK	230,883,552	312,021
8/14/2007	CAD	4,800,000	USD	4,497,772	999

					$2,483,351

Settlement					Net Unrealized
Date	Deliver		In Exchange For		Depreciation

6/01/2007	CHF	402,800	USD	328,789	$(81)
6/01/2007	SEK	2,121,900	USD	305,996	(663)
6/05/2007	CAD	43,500,000	USD	37,654,023	(3,020,328)
6/19/2007	USD	14,793,114	GBP	7,400,000	(141,985)
6/26/2007	USD	52,750,188	CHF	63,200,000	(1,056,470)
6/26/2007	CHF	5,200,000	USD	4,233,707	(19,573)
7/10/2007	USD	8,791,945	NZD	11,900,000	(42,969)
7/17/2007	USD	177,793,355	EUR	130,600,000	(1,798,586)
7/24/2007	USD	98,652,064	JPY	11,710,000,000	(1,808,359)
7/24/2007	JPY	320,000,000	USD	2,642,597	(3,858)
8/07/2007	AUD	20,800,000	USD	17,066,546	(128,606)
8/14/2007	CAD	9,500,000	USD	8,896,422	(3,441)
8/15/2007	CHF	7,908,192	EUR	4,800,000	(19,438)

					$(8,044,357)

Futures Contracts

				Net Unrealized
Number of Contracts	Type	Expiration Date	Contract Value	Appreciation (Depreciation)

Buys

410	Australian Government Bond 10 Yr.	June 2007	$33,912,194	$(370,636)
673	Australian Government Bond 3 Yr.	June 2007	55,411,883	(138,822)
677	Euro BOBL	June 2007	97,051,265	(1,800,116)
1,384	Euro Bund	June 2007	208,664,126	(5,744,476)
886	Federal Funds 30 Day	June 2007	349,813,400	(875)
57	Japanese Government Bond 10 Yr. (TSE)	June 2007	62,372,145	(481,874)
99	UK Gilt Long Bond	September 2007	20,683,115	(76,748)
				$(8,613,547)

Sales

527	Canadian Government Bond 10 Yr.	September 2007	$54,927,038	$269,127
307	U.S. Long Bond	September 2007	33,501,375	301,128
335	U.S. Treasury Note 10 Yr.	September 2007	35,635,625	133,359
543	U.S. Treasury Note 2 Yr.	September 2007	110,661,703	248,853
178	U.S. Treasury Note 5 Yr.	September 2007	18,589,875	59,174
				$1,011,641

Swap Agreements
Interest Rate Swaps

Notional		Expiration			Fixed		Market
Amount		Date	Counterparty	Receive (Pay)	Rate	Variable Rate	Value
103,000,000	SEK	9/19/2009	Deutsche Bank AG	Receive	4.00%	3 month SEK STIBOR	$(150,252)
90,000,000	SEK	9/19/2012	Barclays Bank PLC	Receive	4.15%	3 month SEK STIBOR	(327,428)
95,000,000	SEK	9/19/2012	Citigroup	Receive	4.15%	3 month SEK STIBOR	(345,618)
26,000,000	SEK	9/19/2012	Deutsche Bank AG	Receive	4.15%	3 month SEK STIBOR	(94,590)
31,000,000	SEK	9/19/2012	JP Morgan Chase Bank	Receive	4.15%	3 month SEK STIBOR	(112,781)
3,800,000	CHF	9/19/2012	Citigroup	Receive	2.70%	6 month CHF LIBOR	(73,766)
61,300,000	CHF	9/19/2012	Deutsche Bank AG	Receive	2.70%	6 month CHF LIBOR	(1,189,959)
28,200,000	CHF	9/19/2012	JP Morgan Chase Bank	Receive	2.70%	6 month CHF LIBOR	(547,420)
59,000,000	SEK	9/19/2014	Deutsche Bank AG	Receive	4.25%	3 month SEK STIBOR	(253,729)
25,800,000	SEK	9/19/2017	Deutsche Bank AG	Receive	4.25%	3 month SEK STIBOR	(154,192)
24,400,000	SEK	9/19/2017	JP Morgan Chase Bank	Receive	4.25%	3 month SEK STIBOR	(145,825)
5,000,000	EUR	3/21/2030	UBS Warburg	Receive	5.90%	3 month Floating Rate EUR LIBOR	1,043,976
			Premiums to (Pay) Receive			$1,067,177	$(2,351,584)

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.
LIBOR - London Interbank Offered Rate
RMAC - Residential Mortgage Acceptance Corp.
STIBOR - Stockholm Interbank Offered Rate
Variable rates - The rates shown on variable rate notes are the current interest rates at May 31, 2007, which are subject to change based on the terms of the security.
(a)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and/or collateral on open swap contracts.

(b)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.
(c)	Bankrupt issuer.
(d)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

Certain securities held by the Fund or the underlying funds are valued on the basis of a price provided by a single source. The prices provided may differ from the value that would be realized if the securities were sold and the differences could be material. As of May 31, 2007, the total value of these securities represented 35.56% of net assets.

Currency Abbreviations:

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
USD - United States Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO International Core Equity Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
May 31, 2007 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 94.2%

	Australia — 3.9%
141	Aristocrat Leisure Ltd	1,798
730,094	Australia and New Zealand Banking Group Ltd	17,428,334
480,851	BHP Billiton Ltd	12,653,721
957,217	BlueScope Steel Ltd	8,776,324
204,777	Commonwealth Bank of Australia	9,393,018
1,266,234	Foster’s Group Ltd	6,669,436
4,262,964	Investa Property Group	10,937,895
164,820	Macquarie Bank Ltd	11,947,253
1,489,874	Mirvac Group Ltd	7,092,732
566,433	QBE Insurance Group Ltd	14,630,416
92,169	Rio Tinto Ltd	7,286,925
351,157	Santos Ltd	3,891,653
982,894	Suncorp-Metway Ltd	17,213,350
527,673	TABCORP Holdings Ltd	7,757,601
4,262,769	Telstra Corp Ltd	17,128,992
766,593	Westpac Banking Corp	16,534,299
287,808	Woodside Petroleum Ltd	10,242,825
848,445	Woolworths Ltd	19,345,481
945,346	Zinifex Ltd	13,847,308
	Total Australia	212,779,361

	Austria — 0.3%
38,160	Boehler Uddeholm (Bearer)	3,705,957
7,533	Flughafen Wien AG	733,622
2,960	Mayr-Melnhof Karton AG (Bearer)	681,651
88,416	OMV AG	5,856,421
89,884	Voestalpine AG	6,520,761
	Total Austria	17,498,412

	Belgium — 1.3%
246,289	Belgacom SA	11,201,719
27,283	Colruyt SA (a)	6,364,630
42,274	Delhaize Group	4,036,331
458,653	Dexia	14,720,283
779,110	Fortis	32,342,284
67,002	UCB SA	3,914,952
	Total Belgium	72,580,199

	Canada — 2.5%
213,000	BCE Inc	7,860,051
276,200	Canadian Imperial Bank of Commerce	26,512,205
206,900	Canadian Natural Resources	13,751,422
435,600	EnCana Corp	26,679,278
120,600	Goldcorp Inc	2,901,120
93,400	Magna International Inc Class A	8,297,371
262,300	National Bank of Canada	15,952,333
142,900	Petro-Canada	7,210,465
84,300	Potash Corp of Saskatchewan Inc	5,978,869
123,800	Research In Motion Ltd *	20,520,290
	Total Canada	135,663,404

	Finland — 1.8%
165,119	Elisa Oyj	4,770,671
106,900	Kesko Oyj Class B	7,389,097
254,148	Neste Oil Oyj	9,593,696

1,172,394	Nokia Oyj	32,093,749
263,213	Outokumpu Oyj	9,442,356
178,784	Rautaruukki Oyj	11,086,506
348,208	Sampo Oyj Class A	11,021,870
340,812	Tietoenator Oyj	10,871,684
	Total Finland	96,269,629

	France — 10.3%
159,235	Accor SA	14,795,203
209,620	Air France	10,705,734
372,891	BNP Paribas (a)	45,212,105
80,978	Bouygues	7,145,790
125,486	Cap Gemini SA	9,569,037
78,841	Carrefour SA	5,742,471
89,543	Casino Guichard-Perrachon SA	9,470,558
101,330	Cie de Saint-Gobain	11,103,207
453,476	Credit Agricole SA (a)	18,703,012
362,165	France Telecom SA (a)	11,118,393
81,006	Groupe Danone	12,683,476
100,590	Lafarge SA (a)	17,408,572
102,280	L’Oreal SA	12,144,309
131,724	Michelin SA Class B (a)	17,251,686
44,149	Nexans SA	7,110,937
331,153	Peugeot SA (a)	26,226,431
188,470	Renault SA (a)	26,929,719
1,525,181	Rhodia SA *	6,373,335
779,964	Sanofi-Aventis	75,134,097
41,385	Societe Generale (a)	8,061,007
341,784	Suez SA	19,644,323
2,020,917	Total SA (a)	152,320,405
37,345	Union du Credit-Bail Immobilier	10,705,353
278,726	Vinci SA (a)	22,038,687
	Total France	557,597,847

	Germany — 9.2%
44,108	Adidas AG (a)	2,807,624
216,631	Allianz SE (Registered)	47,974,118
216,014	Altana AG	5,270,553
140,128	Bankgesellschaft Berlin AG * (a)	1,261,244
256,569	BASF AG	31,740,220
258,486	Bayerische Motoren Werke AG (a)	17,259,969
117,880	Bilfinger & Berger AG	11,557,019
92,893	DaimlerChrysler AG (Registered)	8,489,656
1,264,381	Depfa Bank Plc	23,217,645
387,459	Deutsche Bank AG (Registered)	58,929,762
90,183	Deutsche Boerse AG (a)	21,324,123
527,424	Deutsche Lufthansa AG (Registered)	15,185,775
169,920	Deutsche Post AG (Registered)	5,409,319
321,722	Deutsche Telekom (Registered)	5,974,746
262,964	Epcos AG	5,699,407
180,732	GEA Group AG *	5,786,684
109,393	Hochtief AG	12,620,451
884,554	Infineon Technologies AG *	13,748,373
172,477	MAN AG	24,993,842
44,725	Metro AG (a)	3,617,168
299,414	Muenchener Rueckversicherungs AG (Registered)	56,164,047
45,681	Rheinmetall AG	4,320,511
74,396	Salzgitter AG (a)	14,186,854
70,645	SGL Carbon AG *	2,674,544
202,279	Stada Arzneimittel AG (a)	13,067,847
298,493	Suedzucker AG	6,468,649

69,279	Techem AG	5,110,631
554,058	ThyssenKrupp AG	32,201,528
427,938	TUI AG * (a)	11,658,004
185,676	Volkswagen AG (a)	28,092,748
	Total Germany	496,813,061

	Greece — 0.1%
126,831	National Bank of Greece SA	7,559,954

	Hong Kong — 0.7%
2,485,200	Bank of East Asia Ltd	14,492,165
1,437,000	CLP Holdings Ltd	10,101,336
428,000	Hang Lung Group Co Ltd	1,719,789
1,410,000	Hong Kong Electric Holdings Ltd	7,279,103
935,000	Melco International Development Ltd	1,466,385
1,073,500	Yue Yuen Industrial Holdings	3,544,532
	Total Hong Kong	38,603,310

	Ireland — 0.6%
406,373	C&C Group Plc	6,752,702
344,277	CRH Plc	16,714,000
265,691	DCC Plc	9,179,720
	Total Ireland	32,646,422

	Italy — 3.7%
290,559	Banca Popolare di Verona	8,829,674
4,134,238	Enel SPA	47,041,464
3,360,960	ENI SPA	118,810,005
796,879	Fiat SPA	22,827,679
330,074	Impregilo SPA *	3,057,043
	Total Italy	200,565,865

	Japan — 22.3%
185,530	Acom Co Ltd	7,227,934
174,100	Aiful Corp	5,463,078
856,900	Alps Electric Co Ltd	8,369,569
201,100	Astellas Pharma Inc	8,927,146
618,550	Canon Inc	36,386,976
337,700	Chubu Electric Power Co Inc	9,596,328
500,700	Daiei Inc *	5,390,278
559,948	Daiichi Sankyo Co Ltd	15,383,179
1,725,000	Daikyo Inc	8,269,602
99,200	Eisai Co Ltd	4,615,445
190,000	Elpida Memory Inc *	7,796,965
1,197,000	Fuji Heavy Industries Ltd	5,771,020
362,100	Fuji Photo Film Co Ltd	15,002,096
402,000	Fujikura Ltd	2,779,874
3,318,000	Haseko Corp * (a)	10,320,526
2,023,700	Honda Motor Co Ltd	71,382,552
264,600	Hoya Corp	8,578,912
2,444,000	Isuzu Motors Ltd	11,924,794
2,662,000	Itochu Corp	29,107,279
622	Japan Real Estate Investment Corp	8,579,805
2,961	Japan Tobacco Inc	15,439,719
312,600	JFE Holdings Inc	18,998,827
437,100	Kansai Electric Power Co Inc	10,973,047
178,000	Kao Corp	4,929,987
1,546,000	Kawasaki Heavy Industries Ltd	6,067,271
2,005,000	Kawasaki Kisen Kaisha Ltd	24,299,323
958	Kenedix Inc	4,125,541
5,268	KK DaVinci Advisors *	5,854,389

192,500	Konami Corp	4,482,465
275,000	Konica Minolta Holdings Inc	3,749,066
75,900	Kyocera Corp	7,485,467
164,700	Kyushu Electric Power Co Inc	4,465,418
3,497,000	Marubeni Corp	24,444,855
681,000	Mazda Motor Corp	3,779,898
871,000	Meiji Dairies Corp	5,796,234
1,724,600	Mitsubishi Corp	42,045,011
424,500	Mitsubishi Estate Co Ltd	13,060,322
1,732,000	Mitsubishi Heavy Industries	10,524,253
1,231,000	Mitsui & Co	24,460,847
300,000	Mitsui Fudosan Co Ltd	9,452,403
1,503,000	Mitsui OSK Lines Ltd	20,625,994
1,962,600	Mitsui Trust Holding Inc	18,206,729
488,800	Mitsumi Electric Co Ltd	15,475,225
491,000	NGK Insulators Ltd	11,495,215
312,000	Nikon Corp	7,914,568
128,900	Nintendo Co Ltd	44,968,730
963	Nippon Building Fund Inc	15,568,537
2,163,000	Nippon Light Metal	5,722,975
1,962,000	Nippon Oil Corp	16,670,925
5,973,000	Nippon Steel Corp	41,704,160
1,147,000	Nippon Suisan Kaisha Ltd	7,732,576
3,333	Nippon Telegraph & Telephone Corp	15,656,004
887,000	Nippon Yakin Koguo Co Ltd	10,628,654
1,806,000	Nippon Yusen Kabushiki Kaisha	16,676,055
3,367,500	Nissan Motor Co	37,479,735
12,364	NTT Docomo Inc	21,061,449
60,100	Ono Pharmaceutical Co Ltd	3,452,213
4,347,000	Osaka Gas Co Ltd	16,192,239
1,201,000	Pacific Metals Co Ltd	22,540,862
483,300	Pioneer Corp	6,894,571
8,056	Resona Holdings Inc (a)	20,084,341
709,000	Ricoh Company Ltd	15,440,357
7,304,000	Sanyo Electric Co Ltd *	12,063,939
432,500	Seven & I Holdings Co Ltd	12,553,911
476,200	Softbank Corp	10,527,396
4,865,400	Sojitz Corp	21,151,429
199,700	SUMCO Corp	9,647,147
864,700	Sumitomo Corp	15,710,694
362,000	Sumitomo Realty & Development Co Ltd	13,697,404
69,000	Sumitomo Titanium Corp	6,832,106
144,000	Taisho Pharmaceutical Co Ltd (a)	2,781,082
603,000	Taiyo Yuden Co Ltd	12,559,029
847,200	Takeda Pharmaceutical Co Ltd	56,940,180
190,080	Takefuji Corp	7,015,968
180,800	Tohoku Electric Power Co Inc	4,189,393
754,800	Tokyo Electric Power Co Inc	25,123,626
153,200	Tokyo Electron Ltd	11,038,820
1,276,000	Tokyo Gas Co Ltd	6,289,610
278,300	Tokyo Steel Manufacturing Co	4,307,951
354,000	TonenGeneral Sekiyu KK	3,596,723
895,100	Toyota Motor Corp	53,909,964
	Total Japan	1,207,436,187

	Netherlands — 5.2%
1,417,660	ABN Amro Holdings NV	67,953,362
1,027,384	Aegon NV	21,036,205
126,179	Akzo Nobel NV	10,280,528
564,675	Arcelor Mittal	33,901,751
154,373	Buhrmann NV	2,013,522

392,455	Hagemeyer NV	1,894,443
51,431	Heineken Holding NV	2,601,568
357,694	Heineken NV	20,835,653
1,469,341	ING Groep NV	65,308,612
847,281	Koninklijke Ahold NV *	10,586,929
206,017	Koninklijke DSM	10,230,765
413,507	Koninklijke KPN NV	7,016,912
705,219	Reed Elsevier NV	14,051,896
94,154	TNT NV	4,170,232
51,546	Wereldhave NV	7,584,627
	Total Netherlands	279,467,005

	Norway — 0.3%
466,800	Statoil ASA	12,751,349
190,800	Tandberg ASA	4,290,277
	Total Norway	17,041,626

	Singapore — 1.6%
943,000	City Developments Ltd	10,645,714
1,490,500	DBS Group Holdings Ltd	23,698,502
1,152,000	Keppel Corp Ltd	8,331,399
412,200	MobileOne Ltd	609,109
2,298,000	Oversea-Chinese Banking Corp	14,321,405
2,289,000	Singapore Exchange Ltd	11,505,615
1,121,000	United Overseas Bank Ltd	17,812,715
	Total Singapore	86,924,459

	Spain — 2.4%
259,218	Acerinox SA	6,596,994
130,273	ACS Actividades de Construccion y Servicios SA	8,712,959
937,748	Avanzit SA *	8,294,482
420,162	Banco Popular Espanol SA	8,405,496
668,930	Banco Santander Central Hispano SA	12,836,383
289,445	Iberdrola SA	16,695,877
784,070	Repsol YPF SA	28,770,946
1,719,093	Telefonica SA	39,114,491
	Total Spain	129,427,628

	Sweden — 2.6%
241,500	Boliden AB (a)	5,013,982
606,600	Electrolux AB Series B	15,263,879
369,600	Hennes & Mauritz AB Class B	23,409,925
477,200	Nordea AB	7,864,359
757,700	Sandvik AB	14,116,310
574,400	Scania AB Class B (a)	14,125,439
320,800	Skandinaviska Enskilda Banken AB Class A	10,549,111
282,900	Svenska Cellulosa AB (SCA)	4,899,202
369,000	Swedbank AB	13,604,893
334,650	Tele2 AB Class B	5,586,896
1,299,000	Volvo AB Class B	27,285,984
	Total Sweden	141,719,980

	Switzerland — 3.8%
37,131	Actelion Ltd *	8,122,476
85,645	Credit Suisse Group	6,510,230
38,700	Geberit AG (Registered)	6,763,119
11,925	Nestle SA (Registered)	4,645,037
1,125,558	Novartis AG (Registered)	63,306,756
8,020	Sulzer AG (Registered)	10,304,348
37,798	Swatch Group AG	10,833,812
288,846	Swiss Reinsurance Co (Registered)	27,501,167

14,215	Unaxis Holding AG (Registered) *	7,654,796
187,984	Zurich Financial Services AG	57,532,973
	Total Switzerland	203,174,714

	United Kingdom — 21.6%
565,839	3I Group Plc	13,600,416
99,931	Alliance & Leicester Plc	2,346,105
615,238	Alliance Boots Plc	13,750,193
1,134,382	AMEC Plc	13,376,634
688,130	Arriva Plc	9,892,912
859,528	AstraZeneca Plc	45,701,139
1,802,395	Aviva Plc	28,474,290
203,298	Barclays Plc	2,906,615
508,627	Barratt Developments Plc	10,997,180
1,104,159	BBA Aviation Plc	6,229,335
119,657	Berkeley Group Holdings Plc *	4,484,499
1,095,321	BG Group Plc	16,753,895
542,931	Britvic Plc	4,291,845
9,411,361	BT Group Plc	61,426,124
1,928,153	Cable & Wireless Plc	7,520,570
578,305	Capita Group Plc	8,486,807
2,810,271	Centrica Plc	21,325,284
722,212	Compass Group Plc	5,390,009
361,750	Cookson Group Plc	5,130,149
2,477,074	DSG International Plc	8,254,379
893,591	FirstGroup Plc	12,272,555
4,132,245	GlaxoSmithKline Plc	107,640,063
934,883	HBOS Plc	20,114,539
771,384	Home Retail Group	7,199,024
173,887	IMI Plc	2,079,792
927,328	Imperial Chemical Industries Plc	9,946,891
459,408	Imperial Tobacco Group Plc	19,821,064
1,729,766	J Sainsbury Plc	19,109,029
1,055,004	Kesa Electricals Plc	7,334,735
1,050,873	Kingfisher Plc	5,166,086
1,342,320	Ladbrokes Plc	10,787,732
1,171,803	Marks & Spencer Group Plc	16,219,503
593,978	Michael Page International Plc	6,713,266
1,803,753	National Grid Plc	27,978,217
332,191	Next Plc	14,533,262
4,364,005	Old Mutual Plc	14,964,772
366,479	Punch Taverns Plc	9,750,181
409,219	Reckitt Benckiser Plc	22,260,250
717,136	Rio Tinto Plc	52,351,461
3,980,360	Royal & Sun Alliance Insurance Group	12,477,220
7,307,991	Royal Bank of Scotland Group	90,783,908
785,414	Royal Dutch Shell Group Class A (Amsterdam)	29,211,179
1,009,741	Royal Dutch Shell Plc A Shares (London)	37,615,689
759,190	Royal Dutch Shell Plc B Shares (London)	28,655,824
585,410	Scottish & Southern Energy Plc	17,648,484
220,362	Smith News Plc	604,242
1,918,299	Stagecoach Group Plc	7,023,286
952,444	Tate & Lyle Plc	11,325,036
1,553,600	Taylor Woodrow Plc	14,071,535
3,635,625	Tesco Plc	33,030,718
694,916	Tomkins Plc	3,703,513
254,974	Travis Perkins Plc	10,464,625
452,322	Trinity Mirror Plc	5,149,677
305,281	United Utilities Plc	4,662,226
39,678,961	Vodafone Group Inc	124,161,502
388,457	Wetherspoon J D Plc	4,788,322

519,478	WH Smith Plc	4,387,983
2,832,712	William Morrison Supermarkets Plc	17,632,058
994,765	Wimpey (George) Plc	12,376,628
408,953	Xstrata Plc	23,530,963
	Total United Kingdom	1,169,885,420

	TOTAL COMMON STOCKS (COST $4,388,065,579)	5,103,654,483

Shares	Description	Value ($)

	PREFERRED STOCKS — 0.7%

	Germany — 0.7%
82,010	Fresenius Medical Care AG (Non Voting) 1.07% (a)	6,510,432
32,028	Henkel KGaA 1.32%	4,984,085
7,161	Porsche AG (Non Voting) 0.47%	12,657,854
131,566	Volkswagen AG 1.84%	12,867,078
	Total Germany	37,019,449

	Italy — 0.0%
973,715	Compagnia Assicuratrice Unipol 3.40%	3,373,457

	TOTAL PREFERRED STOCKS (COST $28,025,050)	40,392,906

Shares/Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 9.5%

	Money Market Funds — 5.8%
314,272,708	Bank of New York Institutional Cash Reserves Fund (b)	314,272,708
	Other Short-Term Investments — 3.7%
42,100,000	Canadian Imperial Bank of Commerce Time Deposit, 5.29%, due 06/01/07	42,100,000
156,400,000	Rabobank Time Deposit, 5.30%, 06/01/07	156,400,000
		198,500,000

	TOTAL SHORT-TERM INVESTMENTS (COST $512,772,708)	512,772,708

	TOTAL INVESTMENTS — 104.4%
	(Cost $4,928,863,337)	5,656,820,097

	Other Assets and Liabilities (net) — (4.4%)	(236,232,638)

	TOTAL NET ASSETS — 100.0%	$5,420,587,459

As of May 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$ 4,930,761,874	$767,584,208	$(41,525,985)	$726,058,223

A summary of outstanding financial instruments at May 31, 2007 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)

Buys

8/24/07	CHF	386,376,179	$317,559,718	$1,281,002
8/24/07	GBP	11,695,000	23,138,271	(77,181)
8/24/07	HKD	82,795,069	10,621,159	13,152
8/24/07	JPY	24,700,996,847	205,146,501	(1,069,941)
8/24/07	NOK	478,569,763	79,490,498	151,594
8/24/07	SEK	815,263,491	118,316,858	(1,599,977)

			$754,273,005	$(1,301,351)

Sales

8/24/07	AUD	185,595,335	$153,346,939	$(1,171,701)
8/24/07	CAD	5,880,259	5,510,752	(78,105)
8/24/07	EUR	51,283,851	69,200,763	29,873
8/24/07	EUR	68,378,468	92,267,681	(15,949)
8/24/07	GBP	124,610,493	246,538,807	(779,145)
8/24/07	SGD	16,173,192	10,641,154	(8,658)

			$577,506,096	$(2,023,685)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)

Buys

457	DAX	June 2007	$121,292,250	$13,183,945
222	HANG SENG	June 2007	29,415,864	200,849
101	S&P/MIB	June 2007	29,326,659	524,163
969	SGX SIMSCI	June 2007	54,792,154	114,541
			$234,826,927	$14,023,498
Sales

690	S&P Toronto 60	June 2007	$103,887,060	$(5,050,393)

As of May 31, 2007, for the futures contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of May 31, 2007, the Fund had loaned securities having market value of $290,995,766, collateralized by cash in the amount of $314,272,708, which was invested in the Bank of New York Institutional Cash Reserves Fund.

(b)	All or a portion of this security represents investment of security lending collateral.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available. As of May 31, 2007, 91.76% of the Net Assets of the Fund, were valued using fair value prices based on models used by a third party vendor.

Currency Abbreviations:

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian krone

SEK - Swedish krona

SGD - Singapore Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2007 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
1,161,141	GMO Emerging Countries Fund, Class III	21,353,387
7,031,838	GMO Emerging Markets Fund, Class VI	167,849,977
9,436,891	GMO International Growth Equity Fund, Class IV	324,251,582
8,443,815	GMO International Intrinsic Value Fund, Class IV	324,073,616
	TOTAL MUTUAL FUNDS (COST $587,063,906)	837,528,562

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.0%

22,492	Citigroup Global Markets Repurchase Agreement, dated 05/31/07, due 06/01/07, with a maturity value of $22,495 and an effective yield of 4.25%, collateralized by a U.S. Treasury Bond with a rate of 8.13%, maturity date of 08/15/19 and a market value, including accrued interest, of $22,942.	22,492

	TOTAL SHORT-TERM INVESTMENTS (COST $22,492)	22,492

	TOTAL INVESTMENTS — 100.0% (Cost $587,086,398)	837,551,054

	Other Assets and Liabilities (net) — (0.0%)	(24,179)

	TOTAL NET ASSETS — 100.0%	$837,526,875

As of May 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$587,664,565	$249,886,489	$—	$249,886,489

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these affiliated issuers during the period ended May 31, 2007 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Emerging Countries Fund, Class III	$18,624,705	$—	$—	$—	$—	$21,353,387

GMO Emerging Markets Fund, Class VI	146,067,671	—	1,128,190	—	—	167,849,977

GMO International Growth Equity Fund, Class IV	295,016,842	1,116,644	2,000	—	—	324,251,582

GMO International Intrinsic Value Fund, Class IV	297,957,461	10,000	245,103	—	—	324,073,616

GMO International Small Companies Fund, Class III	1,105,478	38,267	1,099,572	—	38,267	—

Totals	$758,772,157	$1,164,911	$2,474,865	$—	$38,267	$837,528,562

Notes to Schedule of Investments:

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE.  As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.   As of May 31, 2007, 87.36% of the Net Assets of the Fund, through invetments in underlying funds, were valued using fair value prices based on models used by a third party vendor.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO International Growth Equity Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
May 31, 2007 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.8%

	Australia — 5.6%
371,074	Australia and New Zealand Banking Group Ltd	8,858,040
563,121	Coles Myer Ltd	7,716,859
328,079	CSL Ltd	24,202,137
2,286,635	CSR Ltd	6,830,993
1,615,520	Foster’s Group Ltd	8,509,175
1,756,827	Harvey Norman Holdings Ltd	7,475,039
2,473,192	Insurance Australia Group Ltd	12,207,076
194,924	Lend Lease Corp Ltd	3,219,792
239,049	Macquarie Bank Ltd	17,327,866
984,495	QBE Insurance Group Ltd	25,428,553
218,753	Rio Tinto Ltd	17,294,716
739,286	Suncorp-Metway Ltd	12,947,061
684,958	Toll Holdings Ltd	13,113,303
410,021	Westfield Group	7,277,328
378,449	Westpac Banking Corp	8,162,596
385,928	Woodside Petroleum Ltd	13,734,827
600,393	Woolworths Ltd	13,689,622
340,389	Worleyparsons Ltd	8,482,945
1,259,532	Zinifex Ltd	18,449,465
	Total Australia	234,927,393

	Austria — 0.4%
124,910	OMV AG	8,273,679
56,347	Raiffeisen International Bank Holding	8,788,265
	Total Austria	17,061,944

	Belgium — 2.4%
268,602	Belgacom SA	12,216,559
40,143	Colruyt SA	9,364,636
726,155	Fortis	30,144,024
177,025	Inbev NV	14,903,709
58,431	KBC Groep NV	8,061,120
40,463	Solvay SA	6,456,844
129,708	UCB SA	7,578,887
64,837	Umicore	13,828,560
	Total Belgium	102,554,339

	Canada — 4.6%
80,900	Bank of Montreal	5,382,240
134,900	Bank of Nova Scotia	6,786,620
133,100	Canadian Imperial Bank of Commerce	12,776,157
132,100	Canadian National Railway Co	7,200,290
220,700	Canadian Natural Resources	14,668,627
526,100	EnCana Corp	32,222,149
416,600	Goldcorp Inc	10,021,614
224,100	Lionore Mining International Ltd *	6,021,535
188,400	Potash Corp of Saskatchewan Inc	13,362,027
251,700	Research In Motion Ltd *	41,720,169
211,500	Rogers Communications Inc	8,769,657
229,500	Royal Bank of Canada	12,504,918
83,300	Suncor Energy Inc	7,234,234
156,600	Teck Corp Class B	6,617,726
81,500	Toronto Dominion Bank	5,628,651
	Total Canada	190,916,614

	Denmark — 1.2%
557	AP Moller-Maersk A/S	6,790,786
154,600	Danske Bank A/S	6,722,221
148,700	H Lundbeck A/S	3,706,600
260,500	Novo-Nordisk A/S	27,381,765
94,400	Vestas Wind Systems A/S *	6,615,350
	Total Denmark	51,216,722

	Finland — 0.7%
73,714	Kone Oyj	4,416,519
176,538	Neste Oil Oyj	6,664,038
333,121	Nokia Oyj	9,119,035
311,800	Outokumpu Oyj	11,185,338
	Total Finland	31,384,930

	France — 9.6%
281,929	BNP Paribas (a)	34,183,189
269,188	Carrefour SA	19,606,605
264,084	Credit Agricole SA (a)	10,891,792
76,557	Electricite de France	7,093,233
51,745	Groupe Danone	8,101,949
114,738	Lafarge SA (a)	19,857,091
161,841	L’Oreal SA	19,216,338
263,596	Peugeot SA (a)	20,876,098
167,108	Renault SA (a)	23,877,389
658,191	Sanofi-Aventis (a)	63,403,679
51,369	Schneider Electric SA	7,407,370
31,751	Societe Generale (a)	6,184,488
1,855,997	Total SA (a)	139,890,067
40,825	Union du Credit-Bail Immobilier	11,702,933
26,070	Vallourec SA	8,329,577
	Total France	400,621,798

	Germany — 5.7%
142,483	Allianz SE (Registered)	31,553,639
157,996	Altana AG	3,854,965
54,766	BASF AG	6,775,117
619,272	Depfa Bank Plc	11,371,602
201,969	Deutsche Bank AG (Registered)	30,718,051
85,704	Deutsche Boerse AG (a)	20,265,045
54,876	MAN AG	7,952,145
29,411	Merck KGaA	3,873,330
76,163	Metro AG (a)	6,159,741
278,740	Muenchener Rueckversicherungs AG (Registered)	52,286,020
86,182	Salzgitter AG (a)	16,434,370
111,708	Stada Arzneimittel AG (a)	7,216,681
385,432	ThyssenKrupp AG	22,401,083
355,433	United Internet AG (Registered) (a)	6,938,397
36,453	Volkswagen AG	5,515,333
65,516	Wincor Nixdorf AG	6,547,355
	Total Germany	239,862,874

	Hong Kong — 1.8%
1,812,400	Bank of East Asia Ltd	10,568,807
1,717,000	CLP Holdings Ltd	12,069,586
1,246,500	Esprit Holdings Ltd	15,323,420
3,480,000	Foxconn International Holdings *	10,821,428
1,618,000	Hong Kong Electric Holdings Ltd	8,352,899
951,500	Hong Kong Exchanges and Clearing Ltd	10,632,412
2,542,000	Li & Fung Ltd	8,510,977
	Total Hong Kong	76,279,529

	Ireland — 2.3%
346,024	Allied Irish Banks Plc	10,421,312
929,974	Anglo Irish Bank Corp	21,828,765
589,175	Bank of Ireland	12,748,841
890,294	C&C Group Plc	14,794,019
275,307	CRH Plc	13,365,636
247,333	DCC Plc	8,545,444
356,097	Irish Life & Permanent Plc	9,821,733
164,864	Kerry Group Plc	4,816,610
	Total Ireland	96,342,360

	Italy — 2.4%
1,534,387	AEM SPA	5,872,119
212,295	Banca Popolare di Verona (a)	6,451,342
2,514,300	ENI SPA	88,880,556
	Total Italy	101,204,017

	Japan — 20.3%
476,000	Ajinomoto Co Inc	5,497,475
331,100	Astellas Pharma Inc	14,698,051
1,137,350	Canon Inc	66,906,033
625	Central Japan Railway Co	6,421,878
253,000	Chubu Electric Power Co Inc	7,189,431
956,000	Daikyo Inc	4,583,037
180,200	Denso Corp	6,339,451
202,600	Eisai Co Ltd	9,426,301
512,600	Fuji Photo Film Co Ltd	21,237,432
44,300	Hirose Electric Co Ltd	5,764,496
979,700	Honda Motor Co Ltd	34,557,240
275,000	Hoya Corp	8,916,103
93,400	Ibiden Co Ltd	5,045,340
1,684,000	Isuzu Motors Ltd	8,216,593
194,900	Ito En Ltd (a)	6,395,081
2,323	Japan Tobacco Inc	12,112,958
219,600	JFE Holdings Inc	13,346,584
244,900	Kansai Electric Power Co Inc	6,148,019
1,548,000	Kawasaki Kisen Kaisha Ltd (a)	18,760,774
974	KDDI Corp	8,333,664
42,700	Keyence Corp	9,138,360
419,000	Kikkoman Corp	6,272,335
377,000	Kirin Brewery Co Ltd	5,842,485
609,500	Konica Minolta Holdings Inc	8,309,293
1,120,000	Mazda Motor Corp	6,216,572
289,000	Mitsubishi Estate Co Ltd	8,891,479
684,000	Mitsubishi Gas Chemical Co Inc	5,724,975
222,000	Mitsui & Co	4,411,298
1,648,000	Mitsui OSK Lines Ltd	22,615,860
1,309,000	Mitsui Trust Holding Inc	12,143,385
1,749	Mizuho Financial Group Inc	12,389,710
56,100	Murata Manufacturing Co Ltd	3,972,502
313,000	Nikon Corp	7,939,936
63,700	Nintendo Co Ltd	22,222,716
1,943,000	Nippon Oil Corp	16,509,484
6,711,000	Nippon Steel Corp	46,856,847
1,821,000	Nippon Yusen Kabushiki Kaisha	16,814,560
612,100	Nissan Motor Co	6,812,575
144,000	Nomura Research Institute	3,863,402
4,854	NTT Docomo Inc	8,268,544
189,000	Olympus Corp	7,170,523
22,990	ORIX Corp	6,185,719

1,852,000	Osaka Gas Co Ltd	6,898,557
461,000	Pacific Metals Co Ltd	8,652,238
7,928	Resona Holdings Inc (a)	19,765,225
757,000	Ricoh Company Ltd	16,485,684
16,647	SBI Holdings Inc	5,340,416
240,100	Seven & I Holdings Co Ltd	6,969,235
293,400	Shin-Etsu Chemical Co Ltd	19,689,454
399,500	Sony Corp	22,995,601
275,700	SUMCO Corp	13,318,570
489,000	Sumitomo Metal Mining Co Ltd	11,140,241
683	Sumitomo Mitsui Financial Group Inc	6,633,764
195,000	Sumitomo Realty & Development Co Ltd	7,378,436
302,900	Suzuki Motor Corp	8,476,772
646,100	Takeda Pharmaceutical Co Ltd	43,424,280
92,300	TDK Corp	8,360,557
256,100	Terumo Corp	10,029,573
211,500	Tokyo Electric Power Co Inc	7,039,808
2,656,000	Tokyo Gas Co Ltd	13,091,852
372,400	Tokyo Steel Manufacturing Co	5,764,574
685,000	Toshiba Corp	5,132,562
1,303,800	Toyota Motor Corp	78,525,093
94,300	Uni-Charm Corp	5,239,942
	Total Japan	848,820,935

	Netherlands — 2.2%
336,526	ABN Amro Holdings NV	16,130,859
342,933	ASML Holding NV *	8,853,940
101,202	Fugro NV	5,924,750
87,379	Heineken Holding NV	4,419,950
435,248	Heineken NV	25,353,168
126,460	ING Groep NV	5,620,838
133,856	Randstad Holdings NV	10,899,227
353,319	Reed Elsevier NV	7,040,085
176,992	TNT NV	7,839,260
	Total Netherlands	92,082,077

	Norway — 1.7%
229,550	Frontline Ltd (a)	10,676,093
370,369	Orkla ASA	6,536,147
450,050	Statoil ASA	12,293,798
433,900	Tandberg ASA	9,756,557
839,500	Telenor ASA *	16,295,402
350,070	TGS Nopec Geophysical ASA *	7,401,895
274,400	Yara International ASA	7,937,038
	Total Norway	70,896,930

	Singapore — 1.9%
1,652,000	Capitaland Ltd	8,947,955
2,830,000	Cosco Corp	4,965,730
345,000	DBS Group Holdings Ltd	5,485,396
674,000	Keppel Corp Ltd	4,874,447
4,652,000	Neptune Orient Lines Ltd	13,954,783
1,543,000	Oversea-Chinese Banking Corp	9,616,157
8,983,500	Singapore Telecommunications	21,055,482
672,000	United Overseas Bank Ltd	10,678,095
	Total Singapore	79,578,045

	Spain — 5.7%
452,627	Acerinox SA	11,519,175
216,204	ACS Actividades de Construccion y Servicios SA	14,460,223
763,310	Banco Popular Espanol SA	15,270,298

167,818	Gamesa Corp Tecnologica SA	6,178,522
209,698	Gas Natural SDG SA	12,355,834
30,094	Grupo Ferrovial SA	3,195,536
566,111	Iberdrola SA	32,654,631
393,632	Inditex SA	24,827,840
278,306	Repsol YPF SA	10,212,260
226,305	Sacyr Vallehermoso SA	12,946,413
4,097,265	Telefonica SA	93,224,994
	Total Spain	236,845,726

	Sweden — 4.0%
154,400	Alfa Laval AB	9,737,743
373,850	Boliden AB (a)	7,761,810
616,650	Hennes & Mauritz AB Class B	39,057,711
311,100	Kinnevik Investment AB Class B	6,015,114
483,900	Nobia AB	5,999,831
561,200	Nordea AB	9,248,697
729,400	Sandvik AB	13,589,068
577,200	Scania AB Class B (a)	14,194,295
182,900	Skandinaviska Enskilda Banken AB Class A	6,014,440
374,400	SSAB Svenskt Stal AB Series A	13,973,127
204,900	Swedbank AB	7,554,587
379,200	Swedish Match AB	7,017,765
535,000	Volvo AB Class A	11,410,552
778,000	Volvo AB Class B	16,342,183
	Total Sweden	167,916,923

	Switzerland — 4.6%
55,442	Actelion Ltd *	12,128,042
176,504	Adecco SA	12,873,811
343,475	Credit Suisse Group	26,108,951
86,850	Geberit AG (Registered)	15,177,697
150,404	Logitech International *	3,995,554
34,687	Nestle SA (Registered)	13,511,311
575,999	Novartis AG (Registered)	32,396,934
42,409	Phonak Holding AG (Registered)	4,053,681
38,989	Roche Holding AG (Non Voting)	7,153,845
17,046	Swatch Group AG	4,885,792
116,569	Swiss Reinsurance Co (Registered)	11,098,591
46,183	Synthes Inc	5,759,289
137,184	Zurich Financial Services AG	41,985,506
	Total Switzerland	191,129,004

	United Kingdom — 18.7%
451,495	3I Group Plc	10,852,062
229,070	Alliance & Leicester Plc	5,377,935
260,489	Alliance Boots Plc	5,821,770
905,192	AstraZeneca Plc	48,129,096
771,796	Aviva Plc	12,192,856
532,008	Barclays Plc	7,606,284
485,139	Barratt Developments Plc	10,489,339
2,126,532	BG Group Plc	32,527,171
629,746	British Sky Broadcasting Plc	8,225,697
3,602,201	BT Group Plc	23,510,866
578,429	Burberry Group Plc	7,830,968
919,243	Capita Group Plc	13,490,179
3,429,085	Centrica Plc	26,021,053
935,032	Compass Group Plc	6,978,326
352,413	Enterprise Inns Plc (Ordinary Shares)	5,151,116
674,942	GlaxoSmithKline Plc	17,581,436
1,045,283	HBOS Plc	22,489,858

829,689	HSBC Holdings Plc	15,348,815
256,242	Imperial Tobacco Group Plc	11,055,509
653,844	Ladbrokes Plc	5,254,704
550,508	Man Group Plc	6,416,861
907,509	Marks & Spencer Group Plc	12,561,280
2,300,978	National Grid Plc	35,690,731
555,022	Next Plc	24,282,055
1,967,729	Old Mutual Plc	6,747,613
314,961	Reckitt Benckiser Plc	17,132,906
945,217	Reuters Group Plc	11,703,266
742,187	Rio Tinto Plc	54,180,202
4,313,025	Royal Bank of Scotland Group	53,578,783
811,280	Royal Dutch Shell Plc A Shares (London)	30,222,459
623,666	Royal Dutch Shell Plc B Shares (London)	23,540,436
822,536	Scottish & Southern Energy Plc	24,797,174
726,092	Smith & Nephew Plc	8,910,074
5,275,130	Tesco Plc	47,926,101
323,543	Travis Perkins Plc	13,278,829
17,482,047	Vodafone Group Inc	54,703,983
5,121,740	William Morrison Supermarkets Plc	31,879,986
432,610	Wimpey (George) Plc	5,382,430
451,658	Xstrata Plc	25,988,188
	Total United Kingdom	784,858,397

	TOTAL COMMON STOCKS (COST $3,327,551,403)	4,014,500,557

Shares	Description	Value ($)

	PREFERRED STOCKS — 0.7%

	Germany — 0.7%
8,935	Porsche AG (Non Voting) 0.47%	15,793,593
116,048	Volkswagen AG 1.84%	11,349,427
	Total Germany	27,143,020

	TOTAL PREFERRED STOCKS (COST $13,312,523)	27,143,020

Shares/Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 13.9%

	Money Market Funds — 11.5%
483,829,723	Bank of New York Institutional Cash Reserves Fund (b)	483,829,723
	Other Short-Term Investments — 2.4%
99,300,000	ING Bank Time Deposit, 5.32%, due 06/01/07	99,300,000

	TOTAL SHORT-TERM INVESTMENTS (COST $583,129,723)	583,129,723

	TOTAL INVESTMENTS — 110.4%
	(Cost $3,923,993,649)	4,624,773,300

	Other Assets and Liabilities (net) — (10.4%)	(434,317,472)

	TOTAL NET ASSETS — 100.0%	$4,190,455,828

As of May 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$ 3,927,688,161	$729,816,730	$(32,731,591)	$697,085,139

A summary of outstanding financial instruments at May 31, 2007 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)

Buys

8/24/07	CHF	304,995,306	$250,673,382	$1,011,190
8/24/07	JPY	33,717,161,060	280,027,469	(1,337,111)
8/24/07	NOK	380,545,228	63,208,611	120,543
8/24/07	NZD	39,983,997	29,290,977	172,692
8/24/07	SEK	621,516,791	90,198,953	(1,219,744)
8/24/07	SGD	11,853,093	7,798,744	6,346
			$721,198,136	$(1,246,084)

Sales

8/24/07	AUD	253,188,782	$209,195,585	$(1,619,269)
8/24/07	CAD	62,997,355	59,038,693	(1,193,543)
8/24/07	DKK	154,398,223	27,958,613	(12,665)
8/24/07	EUR	30,401,136	41,022,306	17,709
8/24/07	EUR	40,534,848	54,696,405	(9,455)
8/24/07	GBP	63,746,739	126,121,361	(398,585)
8/24/07	HKD	501,349,471	64,314,368	(79,640)
8/24/07	SEK	129,802,000	18,837,793	515,801
			$601,185,124	$(2,779,647)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)

Buys

402	DAX	June 2007	$106,694,715	$15,170,151
582	HANG SENG	June 2007	77,117,264	526,551
745	MSCI Singapore	June 2007	42,126,063	88,064
894	OMXS 30	June 2007	16,537,850	119,725
			$242,475,892	$15,904,491

Sales

6	AEX	June 2007	$873,693	$(21,187)
76	CAC 40	June 2007	6,227,744	(168,184)
30	FTSE 100	June 2007	3,925,944	(45,256)
8	IBEX 35	June 2007	1,650,559	(71,218)
964	S&P Toronto 60	June 2007	145,140,763	(9,225,963)
3	S&P/MIB	June 2007	871,089	(9,079)
9	SPI 200	June 2007	1,179,723	(6,184)
30	TOPIX	June 2007	4,333,607	(95,111)
			$164,203,122	$(9,642,182)

As of May 31, 2007, for the futures contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of May 31, 2007, the Fund had loaned securities having a market value of $391,479,783, collateralized by cash in the amount of $483,829,723, which was invested in the Bank of New York Institutional Cash Reserves Fund.

(b)	All or a portion of this security represents investment of security lending collateral.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE.  As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.  As of May 31, 2007, 90.98% of the Net Assets of the Fund, were valued using fair value prices based on models used by a third party vendor.

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO International Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
May 31, 2007 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.3%

	Australia — 2.3%
1,121,666	Australia and New Zealand Banking Group Ltd	26,775,689
902,862	Centro Properties Group	7,108,920
313,409	Commonwealth Bank of Australia	14,375,914
194,127	Macquarie Bank Ltd	14,071,620
1,330,563	Mirvac Group Ltd	6,334,312
717,939	QBE Insurance Group Ltd	18,543,670
286,827	Rio Tinto Ltd	22,676,679
2,398,754	Stockland	17,545,281
1,620,793	Suncorp-Metway Ltd	28,384,828
5,211,550	Telstra Corp Ltd	20,941,458
407,746	Westpac Banking Corp	8,794,490
654,304	Woolworths Ltd	14,918,852
	Total Australia	200,471,713

	Austria — 0.7%
72,291	Austrian Airlines *	1,069,098
85,336	Boehler Uddeholm (Bearer)	8,287,515
44,351	Flughafen Wien AG	4,319,247
203,178	OMV AG	13,457,926
98,151	RHI AG *	5,450,250
399,933	Voestalpine AG	29,013,701
	Total Austria	61,597,737

	Belgium — 1.9%
207,448	Belgacom SA	9,435,152
23,203	Colruyt SA	5,412,840
84,992	Delhaize Group	8,115,056
1,492,392	Dexia	47,897,720
1,560,402	Fortis	64,775,146
28,094	Solvay SA	4,483,073
260,067	UCB SA	15,195,812
38,820	Umicore	8,279,604
	Total Belgium	163,594,403

	Canada — 2.2%
508,311	BCE Inc	18,757,512
551,500	Canadian Imperial Bank of Commerce	52,938,019
597,400	Canadian Natural Resources	39,705,653
628,000	EnCana Corp	38,463,239
75,400	Magna International Inc Class A	6,698,306
255,100	National Bank of Canada	15,514,449
112,000	Petro-Canada	5,651,309
161,800	Royal Bank of Canada	8,816,103
	Total Canada	186,544,590

	Denmark — 0.2%
331,200	Danske Bank A/S	14,401,032

	Finland — 1.9%
250,200	Kesko Oyj Class B	17,294,218
2,174,150	Nokia Oyj	59,516,360
346,600	Outokumpu Oyj	12,433,734
596,154	Rautaruukki Oyj	36,967,875
961,626	Sampo Oyj Class A	30,438,465
38,760	Stockmann Oyj AB Class A	1,875,029
38,200	Wartsila Oyj Class A	2,466,579
	Total Finland	160,992,260

	France — 10.8%
197,057	Air France	10,064,115
1,203,801	BNP Paribas (a)	145,957,874
35,055	Bongrain SA (a)	3,984,062
96,958	Bouygues	8,555,922
217,998	Carrefour SA	15,878,124
117,700	Casino Guichard-Perrachon SA (a)	12,448,597
330,057	Cie de Saint-Gobain	36,165,907
840,459	Credit Agricole SA (a)	34,663,609
217,799	France Telecom SA (a)	6,686,386
3,636	Fromageries Bel	1,101,284
111,256	Lafarge SA (a)	19,254,480
301,927	Michelin SA Class B (a)	39,542,907
700,080	Peugeot SA (a)	55,444,462
570,007	Renault SA (a)	81,446,005
1,406,341	Sanofi-Aventis (a)	135,473,127
30,852	Societe Generale (a)	6,009,380
240,697	Suez SA	13,834,263
3,869,133	Total SA (a)	291,624,003
102,018	Vinci SA (a)	8,066,498
	Total France	926,201,005

	Germany — 8.1%
755	Aareal Bank AG	39,471
193,300	Adidas AG (a)	12,304,201
264,804	Allianz SE (Registered)	58,642,292
368,299	Altana AG	8,986,174
116,288	Bankgesellschaft Berlin AG *	1,046,668
322,187	BASF AG	39,857,841
904,607	Bayerische Motoren Werke AG (a)	60,403,615
349,092	DaimlerChrysler AG (Registered)	31,904,137
1,266,524	Depfa Bank Plc	23,256,997
701,187	Deutsche Bank AG (Registered) (a)	106,645,563
443,145	Deutsche Lufthansa AG (Registered)	12,759,185
752,247	Deutsche Post AG (Registered)	23,947,409
463,037	Infineon Technologies AG *	7,196,853
155,688	MAN AG (a)	22,560,929
485,961	Muenchener Rueckversicherungs AG (Registered)	91,156,514
143,147	Salzgitter AG (a)	27,297,241
374,414	Suedzucker AG (a)	8,113,935
1,422,557	ThyssenKrupp AG (a)	82,678,184
569,048	TUI AG * (a)	15,502,162
385,143	Volkswagen AG	58,272,071
	Total Germany	692,571,442

	Greece — 0.1%
98,324	National Bank of Greece SA	5,860,751

	Hong Kong — 1.0%
1,481,800	Bank of East Asia Ltd	8,640,950
6,004,000	BOC Hong Kong Holdings Ltd	14,289,358
3,986,598	CLP Holdings Ltd	28,023,638
170,000	Guoco Group	2,364,370
1,499,511	Hang Lung Group Co Ltd	6,025,332
425,500	Hong Kong Aircraft Engineering Co Ltd	6,599,475
3,463,969	Hong Kong Electric Holdings Ltd	17,882,685
561,700	Hong Kong Ferry Co Ltd	614,382
1,471,900	Yue Yuen Industrial Holdings	4,859,987
	Total Hong Kong	89,300,177

	Ireland — 0.8%
276,725	Allied Irish Banks Plc	8,334,213
577,724	Bank of Ireland	12,501,059
901,538	CRH Plc	43,767,972
	Total Ireland	64,603,244

	Italy — 4.0%
4,170,103	Enel SPA	47,449,555
6,545,198	ENI SPA	231,372,883
991,459	Fiat SPA	28,401,687
185,747	Fiat SPA - Di RISP	4,733,010
210,387	Fondiaria - Sai SPA - Di RISP	8,492,162
289,488	Italcementi SPA-Di RISP	5,924,024
24,342	Italmobiliare SPA	3,436,694
607,433	Milano Assicurazioni SPA	5,325,487
96,800	Natuzzi SPA ADR *	755,040
775,594	Snam Rete Gas SPA	4,769,150
	Total Italy	340,659,692

	Japan — 22.9%
435,220	Acom Co Ltd (a)	16,955,434
348,300	Astellas Pharma Inc	15,461,586
47,500	Autobacs Seven Co Ltd	1,535,499
1,277,100	Canon Inc	75,127,002
612	Central Japan Railway Co	6,288,303
1,419,300	Chubu Electric Power Co Inc	40,331,856
797,000	Cosmo Oil Co Ltd	3,824,369
464,150	Daiei Inc *	4,996,800
761,680	Daiichi Sankyo Co Ltd	20,925,264
1,671,000	Daikyo Inc	8,010,727
574,800	Eisai Co Ltd	26,743,525
3,206,000	Fuji Heavy Industries Ltd	15,456,885
484,300	Fuji Photo Film Co Ltd	20,064,941
5,789,000	Haseko Corp * (a)	18,006,487
971,000	Hitachi Ltd	7,150,332
450,600	Hokkaido Electric Power	10,734,135
5,511,400	Honda Motor Co Ltd	194,405,197
2,719,000	Isuzu Motors Ltd	13,266,577
4,738,000	Itochu Corp	51,807,021
1,803	Japan Tobacco Inc	9,401,491
530,000	JFE Holdings Inc	32,211,702
307,000	Kandenko Co	1,685,185
1,014,000	Kansai Electric Power Co Inc	25,455,661
1,064,000	Kao Corp	29,469,133
1,406,000	Kawasaki Heavy Industries Ltd	5,517,842
4,010,000	Kawasaki Kisen Kaisha Ltd (a)	48,598,646
739	KDDI Corp	6,322,975
278,600	Konami Corp	6,487,349
887,200	Kyushu Electric Power Co Inc	24,054,151
327,000	Maeda Corp (a)	1,445,638
5,824,000	Marubeni Corp	40,711,133
2,347,000	Mazda Motor Corp	13,027,050
360,000	Meiji Dairies Corp	2,395,688
2,920,100	Mitsubishi Corp	71,190,790
564,000	Mitsubishi Electric Corp	5,160,820
2,498,000	Mitsui & Co	49,637,040
2,351,000	Mitsui OSK Lines Ltd	32,263,281
3,122,000	Mitsui Trust Holding Inc	28,962,299
290,200	Mitsumi Electric Co Ltd	9,187,623

219,000	Nagase & Co	2,840,126
151,000	Nippon Corp	1,195,323
1,692,000	Nippon Light Metal	4,476,779
4,649,000	Nippon Oil Corp	39,502,106
6,367,000	Nippon Steel Corp	44,455,006
943,000	Nippon Suisan Kaisha Ltd	6,357,297
10,765	Nippon Telegraph & Telephone Corp	50,566,121
392,000	Nippon Yakin Koguo Co Ltd	4,697,218
3,416,000	Nippon Yusen Kabushiki Kaisha	31,542,305
8,013,200	Nissan Motor Co	89,185,632
39,458	NTT Docomo Inc	67,214,708
176,000	Olympus Corp	6,677,312
162,900	Ono Pharmaceutical Co Ltd	9,357,164
8,763,000	Osaka Gas Co Ltd	32,641,498
850,000	Pacific Metals Co Ltd	15,953,150
359,150	Promise Co Ltd	12,494,121
14,940	Resona Holdings Inc (a)	37,246,779
1,691,000	Ricoh Company Ltd	36,826,013
88,500	Ryosan Co	2,164,752
523,100	Seven & I Holdings Co Ltd	15,183,701
404,000	Sharp Corp	7,738,067
1,065,000	Shinko Securities Co Ltd	5,420,717
357,500	Showa Shell Sekiyu KK	4,332,691
4,218,000	Sojitz Corp	18,336,977
1,656,000	Sumitomo Corp	30,087,786
1,404,000	Sumitomo Metal Industries Ltd	7,595,772
224,200	Suzuki Motor Corp	6,274,322
502,000	Taisho Pharmaceutical Co Ltd (a)	9,695,162
2,769,000	Takeda Pharmaceutical Co Ltd	186,104,058
520,500	Takefuji Corp	19,211,969
78,900	TDK Corp	7,146,781
868,300	Tohoku Electric Power Co Inc	20,119,745
860,000	Tokyo Electric Power Co Inc	28,625,223
3,569,000	Tokyo Gas Co Ltd	17,592,176
476,700	Tokyo Steel Manufacturing Co	7,379,088
892,000	TonenGeneral Sekiyu KK (a)	9,062,930
236,000	Toyo Suisan Kaisha Ltd	4,487,396
100	Toyota Industries Corp	4,538
989,000	Toyota Motor Corp	59,565,360
	Total Japan	1,953,635,306

	Netherlands — 8.6%
4,466,275	ABN Amro Holdings NV	214,084,057
4,215,749	Aegon NV	86,319,583
189,411	Akzo Nobel NV	15,432,402
2,045,836	Arcelor Mittal	122,827,152
37,384	Corio NV	3,255,543
14,788	Gamma Holdings NV	1,302,280
440,656	Heineken NV	25,668,184
4,456,350	ING Groep NV	198,073,853
782,534	Koninklijke Ahold NV *	9,777,904
255,681	Koninklijke DSM	12,697,070
498,505	Koninklijke KPN NV	8,459,266
177,968	Koninklijke Wessanen NV	2,903,559
372,504	OCE NV	7,355,644
494,016	Reed Elsevier NV	9,843,554
264,950	TNT NV	11,735,060
61,825	Wereldhave NV	9,097,109
	Total Netherlands	738,832,220

	Norway — 0.1%
425,200	Statoil ASA	11,614,982

	Singapore — 1.2%
2,027,000	DBS Group Holdings Ltd	32,228,690
254,193	Haw Par Corp Ltd	1,287,303
551,104	Hotel Properties Ltd	2,220,992
2,075,000	Oversea-Chinese Banking Corp	12,931,643
3,241,100	Sembcorp Industrie	11,787,186
6,860,000	Singapore Telecommunications	16,078,433
1,518,201	Straits Trading Co Ltd	4,460,696
1,128,000	United Overseas Bank Ltd	17,923,945
	Total Singapore	98,918,888

	Spain — 1.7%
120,498	Banco de Sabadell SA	1,391,728
713,736	Banco Popular Espanol SA	14,278,552
931,252	Banco Santander Central Hispano SA	17,870,192
118,264	Gas Natural SDG SA	6,968,356
193,246	Iberdrola SA	11,146,890
1,244,380	Repsol YPF SA	45,661,727
2,087,687	Telefonica SA	47,501,103
	Total Spain	144,818,548

	Sweden — 1.8%
717,000	Electrolux AB Series B	18,041,875
232,000	Investor AB	6,022,129
1,206,200	Nordea AB	19,878,435
610,000	Scania AB Class B (a)	15,000,901
312,900	Skandinaviska Enskilda Banken AB Class A	10,289,329
335,000	SKF AB Class B	7,196,927
351,200	Svenska Cellulosa AB (SCA)	6,082,007
238,200	Svenska Handelsbanken AB Class A	7,023,526
344,400	Swedbank AB	12,697,900
524,900	Tele2 AB Class B	8,763,070
1,276,500	TeliaSonera AB	9,450,184
154,300	Volvo AB Class A	3,290,931
1,433,500	Volvo AB Class B	30,111,207
	Total Sweden	153,848,421

	Switzerland — 3.7%
5,373	Banque Cantonale Vaudoise	2,782,343
212,079	Credit Suisse Group	16,121,000
42,148	Nestle SA (Registered)	16,417,527
1,516,073	Novartis AG (Registered)	85,271,184
69,855	Swiss Life Holding	18,807,358
407,719	Swiss Reinsurance Co (Registered)	38,819,123
12,739	Swisscom AG (Registered)	4,485,911
433,908	Zurich Financial Services AG	132,798,627
	Total Switzerland	315,503,073

	United Kingdom — 21.3%
673,531	3I Group Plc	16,188,883
831,195	Alliance & Leicester Plc	19,514,176
1,265,525	Alliance Boots Plc	28,283,710
318,997	Arriva Plc	4,586,066
2,212,733	AstraZeneca Plc	117,651,105
2,622,709	Aviva Plc	41,433,635
862,548	Barclays Plc	12,332,118
1,104,575	Barratt Developments Plc	23,882,354
880,756	BBA Aviation Plc	4,968,962
112,988	Berkeley Group Holdings Plc *	4,234,558

16,917,619	BT Group Plc	110,418,011
5,168,566	Centrica Plc	39,220,822
6,228,832	DSG International Plc	20,756,401
704,380	FirstGroup Plc	9,673,936
10,393,920	GlaxoSmithKline Plc	270,749,243
1,697,543	HBOS Plc	36,523,603
723,962	Home Retail Group	6,756,453
405,373	IMI Plc	4,848,503
947,656	Imperial Chemical Industries Plc	10,164,937
478,084	Imperial Tobacco Group Plc	20,626,836
2,355,235	J Sainsbury Plc	26,018,695
4,427,945	Kingfisher Plc	21,767,752
2,068,926	Legal & General Group Plc	6,296,598
2,797,804	National Grid Plc	43,397,055
896,954	Next Plc	39,241,482
2,824,310	Northern Foods Plc	7,110,757
6,293,007	Old Mutual Plc	21,579,584
1,287,251	Rio Tinto Plc	93,970,279
8,298,070	Royal & Sun Alliance Insurance Group	26,011,929
14,048,010	Royal Bank of Scotland Group	174,512,154
1,344,333	Royal Dutch Shell Group Class A (Amsterdam)	49,998,538
2,179,992	Royal Dutch Shell Plc A Shares (London)	81,210,827
1,316,879	Royal Dutch Shell Plc B Shares (London)	49,705,941
294,165	Scottish & Southern Energy Plc	8,868,257
758,229	Smith News Plc	2,079,096
2,133,184	Taylor Woodrow Plc	19,321,044
1,552,559	Tomkins Plc	8,274,269
760,129	United Utilities Plc	11,608,627
94,241,091	Vodafone Group Inc	294,894,702
758,229	WH Smith Plc	6,404,691
1,111,431	Wimpey (George) Plc	13,828,158
159,026	Xstrata Plc	9,150,281
	Total United Kingdom	1,818,065,028

	TOTAL COMMON STOCKS (COST $5,916,091,479)	8,142,034,512

Shares	Description	Value ($)

	PREFERRED STOCKS — 0.6%

	Germany — 0.4%
32,886	Henkel KGaA 1.32%	5,117,604
9,000	Villeroy & Boch AG (Non Voting) 2.75% (a)	191,239
308,783	Volkswagen AG 1.84%	30,198,797
	Total Germany	35,507,640

	Italy — 0.2%
1,195,710	Compagnia Assicuratrice Unipol 3.40%	4,142,564
155,430	Fiat SPA 1.73%	3,940,176
235,136	IFI Istituto Finanziario Industries *	9,499,653
	Total Italy	17,582,393

	TOTAL PREFERRED STOCKS (COST $21,190,111)	53,090,033

Shares/Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 14.3%

	Money Market Funds — 11.7%
998,943,000	Bank of New York Institutional Cash Reserves Fund (b)	998,943,000
	Other Short-Term Investments — 2.6%
223,000,000	Societe Generale Time Deposit, 5.32%, 06/01/07	223,000,000

	TOTAL SHORT-TERM INVESTMENTS (COST $1,221,943,000)	1,221,943,000

	TOTAL INVESTMENTS — 110.2% (Cost $7,159,224,590)	9,417,067,545

	Other Assets and Liabilities (net) — (10.2%)	(871,621,081)

	TOTAL NET ASSETS — 100.0%	$8,545,446,464

As of May 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$ 7,176,242,119	$2,281,269,285	$(40,443,859)	$2,240,825,426

A summary of outstanding financial instruments at May 31, 2007 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)

Buys

8/24/07	CAD	97,693,078	$91,554,187	$1,297,612
8/24/07	CHF	782,207,930	642,890,900	2,593,354
8/24/07	JPY	51,456,879,124	427,359,219	(1,347,762)
8/24/07	NOK	1,677,398,688	278,616,135	531,339
8/24/07	NZD	91,994,003	67,391,817	360,623
8/24/07	SEK	2,298,269,015	333,541,206	(4,510,416)
8/24/07	SGD	47,776,512	31,434,562	25,577
8/24/07	SGD	170,015,000	111,861,394	(651,594)

			$1,984,649,420	$(1,701,267)

Sales

8/24/07	AUD	203,850,696	$168,430,312	$(1,303,727)
8/24/07	CAD	16,507,000	15,469,724	(532,385)
8/24/07	DKK	56,988,001	10,319,455	(4,675)
8/24/07	EUR	332,132,737	448,169,120	1,285,701
8/24/07	EUR	317,838,316	428,880,695	(74,135)
8/24/07	GBP	290,049,291	573,855,416	(1,813,575)
8/24/07	HKD	603,984,822	77,480,688	(95,944)

			$1,722,605,410	$(2,538,740)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)

Buys

701	DAX	June 2007	$186,052,226	$26,453,422
1,761	Hang Seng	June 2007	233,339,350	1,593,224
1,545	SGX SiMSCI	June 2007	87,362,103	182,628
62	TOPIX	June 2007	8,956,122	376,968
			$515,709,801	$28,606,242

Sales

678	FTSE 100	June 2007	88,726,341	(4,883,183)
336	IBEX 35	June 2007	69,323,490	(2,991,152)
970	S&P Toronto 60	June 2007	146,044,129	(9,713,726)
			$304,093,960	$(17,588,061)

As of May 31, 2007, for the futures contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

*                                         Non-income producing security.

(a)                                  All or a portion of this security is out on loan. As of May 31, 2007, the Fund had loaned securities having market value of $954,707,194 collateralized by cash in the amount of $998,943,000, which was invested in the Bank of New York Institutional Cash Reserves Fund.

(b)                                 All or a portion of this security represents investment of security lending collateral.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE.  As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.  As of May 31, 2007, 93.17% of the Net Assets of the Fund were valued using fair value prices based on models used by a third party vendor.

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2007 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
3,020,927	GMO Emerging Markets Quality Fund, Class VI	38,275,143
7,932,721	GMO International Growth Equity Fund, Class IV	272,568,300
7,073,398	GMO International Intrinsic Value Fund, Class IV	271,477,028
	TOTAL MUTUAL FUNDS (COST $529,952,212)	582,320,471

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.0%

24,851	Citigroup Repurhase Agreement, dated 05/31/07, due 06/01/07, with a maturity value of $24,854 and an effective yield of 4.25%, collateralized by a U.S. Treasury Bond with a rate of 8.13%, maturity date of 08/15/19 and a market value, including accrued interest, of $25,348.	24,851

	TOTAL SHORT-TERM INVESTMENTS (COST $24,851)	24,851

	TOTAL INVESTMENTS — 100.0% (Cost $529,977,063)	582,345,322

	Other Assets and Liabilities (net) — (0.0%)	(7,600)

	TOTAL NET ASSETS — 100.0%	$582,337,722

As of May 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$529,978,915	$52,366,407	$—	$52,366,407

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these affiliated issuers during the period ended May 31, 2007 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Emerging Markets Quality Fund, Class VI	$30,555,475	$5,400,000	$1,600,000	$—	$—	$38,275,143

GMO International Growth Equity Fund, Class IV	204,814,359	48,744,484	3,691,379	—	—	272,568,300

GMO International Intrinsic Value Fund, Class IV	205,050,535	48,253,794	2,981,142	—	—	271,477,028

Totals	$440,420,369	$102,398,278	$8,272,521	$—	$—	$582,320,471

Notes to Schedule of Investments:

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE.  As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.  As of May 31, 2007, 90.23% of the Net Assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on models used by a third party vendor.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2007 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.1%

	Australia — 6.3%
77,982	BlueScope Steel Ltd	714,984
390,066	Boral Ltd	2,841,347
195,444	Bradken Ltd	1,634,024
139,648	Challenger Financial Services Group Ltd	683,498
1,687,677	Commonwealth Property Office Fund	2,334,911
939,440	CSR Ltd	2,806,442
2,476,387	DB RREEF Trust	4,042,498
193,932	Downer Edi Ltd	1,201,436
37,419	Fortescue Metals Group Ltd *	1,173,286
74,187	Incitec Pivot Ltd	4,074,455
632,646	ING Industrial Fund Unit	1,273,353
2,041,279	Investa Property Group	5,237,505
170,353	Iress Market Technology	1,338,328
113,880	Jubilee Mines	1,644,770
287,453	Just Group Ltd	949,626
386,672	Minara Resources Ltd	2,641,196
395,227	Mincor Resources	1,366,375
1,164,410	Mirvac Group Ltd	5,543,319
721,173	Oxiana Ltd	1,962,113
317,411	Paladin Resources Ltd * (a)	2,297,784
556,852	PaperlinX Ltd	1,903,057
350,099	Tattersall’s Ltd	1,380,733
117,957	West Australian Newspapers Holdings Ltd	1,408,834
	Total Australia	50,453,874

	Austria — 1.5%
76,675	Austrian Airlines *	1,133,932
18,160	Boehler Uddeholm (Bearer) (a)	1,763,632
23,003	Flughafen Wien AG	2,240,212
142,040	Immofinanz Immobilien Anlagen AG *	2,290,424
9,616	Mayr-Melnhof Karton AG (Bearer)	2,214,446
41,131	RHI AG *	2,283,973
	Total Austria	11,926,619

	Belgium — 1.3%
25,508	CMB Cie Maritime Belge	1,943,637
4,721	Cofinimmo SA (a)	924,536
28,089	Euronav SA	1,042,984
50,136	Tessenderlo Chemie	3,079,147
15,659	Umicore	3,339,782
	Total Belgium	10,330,086

	Brazil — 0.2%
2,594,616	Companhia Saneamento Basico SAO PA	417,435
9,300	Companhia Siderurgica Nacional SA	479,814
7,700	Unibanco-Uniao de Bancos Brasileiros SA GDR	864,787
	Total Brazil	1,762,036

	Canada — 6.1%
36,200	AGF Management Ltd Class B	1,247,167
82,600	Algoma Steel Inc *	4,324,607
59,400	Anvil Mining Ltd *	888,556
141,600	AUR Resources Inc (a)	3,953,044
55,500	Baytex Trust	1,115,604
82,300	Biovail Corp	2,000,561

12,700	Boardwalk Real Estate Investment	532,887
26,800	Canadian Utilities Class A	1,247,543
40,200	Cascades Inc	472,057
9,400	Cogeco Cable Inc	375,701
106,800	COM DEV International Ltd *	489,267
26,000	Dundee REIT	963,575
118,000	Dynatec Corp *	559,331
67,300	Fronteer Development Group Inc *	807,273
97,900	Hudbay Minerals Inc *	2,259,864
238,600	Lionore Mining International Ltd *	6,411,148
103,400	Methanex Corp	2,697,139
229,400	Northgate Minerals Corp *	737,786
29,000	Novatel Inc *	1,073,000
112,800	Oilexco Inc *	1,207,517
46,266	Onex Corp	1,640,678
100	Opti CDA Inc *	2,256
142,571	Quebecor Inc Class B	5,102,485
126,456	Quebecor World Inc	1,542,867
87,500	Russel Metals Inc	2,507,363
47,004	Sobeys Inc	2,524,663
34,100	Transat AT Inc Class B	1,135,923
64,900	Trican Well Service Ltd	1,552,115
	Total Canada	49,371,977

	China — 0.6%
266,000	China Life Insurance Co Ltd Class H *	822,250
1,446,992	China Petroleum & Chemical Corp Class H	1,593,416
100,000	China Shipping Development Co Ltd Class H	195,794
10,850	China Telecom Corp Ltd ADR	583,730
115,500	China Telecom Corp Ltd Class H	62,175
824,000	CNOOC Ltd	775,579
569,600	Denway Motors Ltd	249,623
374,000	Huaneng Power International Inc Class H	383,256
	Total China	4,665,823

	Denmark — 0.5%
60,488	A/S Dampskibsselskabet Torm * (a)	2,392,302
30,615	Sydbank	1,659,088
	Total Denmark	4,051,390

	Finland — 1.8%
93,502	Amer Group Class A	2,140,798
58,176	Elcoteq Network Corp (a)	492,350
32,818	Elisa Oyj	948,188
68,430	KCI Konecranes OYJ	2,883,452
6,979	Kesko Oyj Class B	482,399
68,990	Nokian Renkaat Oyj	2,405,407
170,029	OKO Bank (a)	3,431,486
55,759	Tietoenator Oyj	1,778,676
	Total Finland	14,562,756

	France — 2.7%
8,945	Air France	456,840
15,073	Arkema *	987,156
23,718	Business Objects SA *	979,168
25,629	Casino Guichard-Perrachon SA (a)	2,710,663
3,709	Ciments Francais	879,547
2,985	Michelin SA Class B (a)	390,941
35,890	Nexans SA (a)	5,780,687
69,191	Publicis Groupe	3,136,454
3,115	Silic SA (a)	566,742

16,393	UbiSoft Entertainment SA *	821,765
32,128	Valeo SA (a)	1,829,754
5,649	Wendel Investissement	1,021,853
24,706	Zodiac SA (a)	1,922,525
	Total France	21,484,095

	Germany — 6.9%
25,957	Altana AG	633,328
29,514	Balda AG (a)	434,436
52,918	Bankgesellschaft Berlin AG * (a)	476,297
40,214	Bilfinger & Berger AG (a)	3,942,602
404,305	Depfa Bank Plc	7,424,194
117,467	Deutz AG * (a)	1,639,074
47,489	Epcos AG	1,029,263
14,155	Fielmann AG	972,908
41,375	Freenet AG *	1,381,226
5,389	Fuchs Petrolub AG Preferred	484,397
32,934	H&R Warsag AG (a)	1,368,662
114,593	Hannover Rueckversicherungs AG (Registered) (a)	5,495,955
12,976	Hochtief AG	1,497,015
19,591	IKB Deutsche Industriebank AG	724,742
43,370	IWKA AG * (a)	1,500,235
54,686	Norddeutsche Affinerie AG (a)	2,006,079
3,017	Puma AG Rudolf Dassler Sport	1,346,773
42,085	Rhoen-Klinikum AG (a)	2,610,283
17,182	Salzgitter AG (a)	3,276,500
39,421	Stada Arzneimittel AG (a)	2,546,718
251,616	Suedzucker AG (a)	5,452,777
11,449	Techem AG	844,579
245,698	TUI AG * (a)	6,693,372
12,154	Vossloh AG	1,420,818
	Total Germany	55,202,233

	Greece — 1.2%
33,052	Babis Vovos International	1,104,481
55,792	Diana Shipping Inc	1,271,500
30,054	DryShips Inc	1,233,717
172,137	Hellenic Technodomiki Tev SA	2,290,155
104,627	Michaniki SA	1,108,185
52,294	Quintana Maritime Ltd	817,878
190,551	Technical Olympic SA	511,894
19,043	Tsakos Energy Navigation Ltd	1,224,084
	Total Greece	9,561,894

	Hong Kong — 2.0%
184,000	Asia Satellite Telecommunications Holdings Ltd	383,211
262,000	CDC Corp *	2,182,460
790,000	Chinese Estates Holdings Ltd	1,270,918
38,000	Dah Sing Financial Services	317,917
89,000	Guoco Group	1,237,817
363,000	Hang Lung Group Co Ltd	1,458,606
452,000	Industrial & Commercial Bank of China	985,428
337,000	Kingboard Chemical Holdings Ltd	1,514,121
81,000	Orient Overseas International Ltd	812,420
3,361,000	Pacific Basin Shipping Ltd	3,577,830
615,000	Sun Hung Kai & Co Ltd	576,600
986,000	Tian An China Investment	730,138
66,000	Wing Hang Bank Ltd	707,119
	Total Hong Kong	15,754,585

	Hungary — 0.1%
4,200	MOL Magyar Olaj es Gazipari Rt (New Shares)	540,468

	Indonesia — 0.0%
167,315	Astra International Tbk PT	311,510

	Ireland — 2.7%
110,207	C&C Group Plc	1,831,310
276,056	DCC Plc	9,537,834
1,474,085	Fyffes Plc	1,682,565
59,886	Iaws Group Plc	1,461,488
85,895	Kerry Group Plc	2,509,479
108,803	Kingspan Group Plc	3,232,143
1,302,945	Total Produce Ltd *	1,331,538
	Total Ireland	21,586,357

	Israel — 0.2%
99,500	Bank Hapoalim BM	538,311
16,910	Check Point Software Technologies Ltd *	395,018
24,800	Teva Pharmaceutical Industries ADR	972,160
	Total Israel	1,905,489

	Italy — 3.8%
1,213,087	AEM SPA (a)	4,642,500
311,037	ASM Brescia SPA (a)	1,980,124
22,004	Banca Popolare di Lodi *	350,556
52,997	Benetton Group SPA	891,804
525,767	Beni Stabili SPA	884,166
70,357	Bulgari SPA	1,109,898
132,551	Buzzi Unicem SPA	4,616,658
181,040	Cementir SPA	2,629,937
86,211	ERG SPA	2,287,358
37,664	Esprinet SPA	822,654
122,505	Impregilo SPA *	1,134,603
66,603	Italcementi SPA-Di RISP	1,362,950
35,024	Italmobiliare SPA-RNC	3,783,385
277,957	Milano Assicurazioni SPA	2,436,905
196,258	Risanamento SPA	1,763,281
	Total Italy	30,696,779

	Japan — 17.2%
108,200	Aderans Co Ltd	2,237,920
39,300	Alfresa Holdings Corp	2,800,699
82,000	Alps Electric Co Ltd	800,916
136,400	AOC Holdings Inc	1,864,996
2,000	Ardepro Co Ltd	649,236
39,000	Avex Group Holding Inc (a)	425,132
127,000	Bosch Automotive Systems Corp	585,371
212,000	Calsonic Kansei Corp	937,843
39,100	Capcom	735,891
192,000	Central Glass Co Ltd	1,116,956
68,000	Chiba Kogyo Bank Ltd *	939,425
401,000	Cosmo Oil Co Ltd	1,924,181
112,950	Daiei Inc *	1,215,962
34,000	Daiichikosho Co Ltd	350,983
390,000	Daikyo Inc	1,869,649
192,000	Daio Paper Corp (a)	1,401,045
33,600	Daiseki Co Ltd	658,895
65,800	Futaba Industrial Co Ltd	1,629,816
201,000	Godo Steel	921,415
57,100	H.I.S. Co Ltd	1,620,485
9,240	Hakuhodo Dy Holdings Inc	622,383

82,000	Hankyu Department Stores Inc	808,724
320,000	Hanwa Co Ltd	1,552,011
588,400	Haseko Corp *	1,830,198
35,800	Hisamitsu Pharmaceutical Co Inc	1,007,174
1,060,500	Hitachi Zosen Corp *	1,839,289
129,700	Hosiden Corp	1,579,800
36,800	Intec Holdings Ltd	539,896
625,000	Iwatani International Corp (a)	1,792,271
257,000	JACCS Co Ltd	1,091,703
447	Japan Prime Realty Investment Corp	1,992,191
53,400	Joint Corp	1,948,805
157,000	Juki Corp	944,811
43,000	Kaga Electronics Co Ltd	787,545
58,000	Kanto Tsukuba Bank Ltd (a)	514,352
104,300	Katokichi Co Ltd	584,777
252,000	Kayaba Industry Co (a)	1,145,349
400,000	Kiyo Holdings Inc	632,489
32,600	KOA Corp	409,446
51,000	Kohnan Shoji Co Ltd (a)	623,830
85,000	Kojima Co Ltd (a)	685,920
12,000	Komatsu Electronic Metal	687,280
475,000	Kurabo Industries Ltd	1,393,054
292,000	Kyokuyo Co Ltd	626,575
104,000	Kyudenko Corp	561,795
11,500	Mabuchi Motor Co	691,300
365,000	Maeda Corp (a)	1,613,633
287,000	Maruha Group Inc (a)	569,211
156,000	Meiji Dairies Corp	1,038,132
99,600	Mitsumi Electric Co Ltd	3,153,299
251,000	Mizuho Investors Securities (a)	551,298
89	MORI TRUST Sogo REIT Inc	1,168,502
192,000	Nagase & Co	2,489,973
205,000	Nichiro Corp (a)	360,346
39,700	Nihon Kohden Corp	730,805
111,000	Nikkiso Co Ltd	923,129
62,000	Nippon Chemi-Con Corp	554,452
191,000	Nippon Corp	1,511,965
266,000	Nippon Flour Mills Co Ltd	1,034,219
722,000	Nippon Light Metal	1,910,304
69,000	Nippon Meat Packers Inc	836,613
260,000	Nippon Suisan Kaisha Ltd	1,752,807
290,000	Nippon Yakin Koguo Co Ltd	3,474,983
61,000	Nipro Corp (a)	1,158,420
460,000	Nissan Shatai Co Ltd	2,510,600
43,000	Nisshin Seifun Group Inc	444,097
36,000	Nissin Kogyo Co Ltd	945,893
133	Nomura Real Estate Office Fund (REIT)	1,661,162
300,000	Okasan Securities Co Ltd (a)	2,055,491
23,800	Okinawa Electric Power Co	1,399,923
119	Orix JREIT Inc	1,143,539
141	Osaka Securities Exchange Co Ltd	607,711
263,000	Pacific Metals Co Ltd	4,936,092
900,000	Penta Ocean Construction Co Ltd * (a)	1,162,432
61,800	Pioneer Corp	881,615
144,900	Q.P. Corp	1,359,584
119,000	Ryobi Ltd	773,593
11,800	Ryohin Keikaku Co Ltd	676,219
100,600	Ryosan Co	2,460,723
67,000	Sanki Engineering	533,244
458,000	Sankyo-Tateyama Holdings Inc	790,449
96,000	Sanyo Shokai Ltd	799,658

167,000	Sasebo Heavy Industries Co Ltd *	858,852
21,000	Sawai Pharmaceuticals Co Ltd	778,180
220,000	Seino Holdings Co Ltd	2,160,633
39,800	Shoei Co Ltd	1,045,452
41,000	Showa Corp	515,826
543,000	Sumitomo Light Metal Industry (a)	1,257,979
39,700	Suzuken Co Ltd	1,253,983
48,000	Taiyo Yuden Co Ltd	999,724
108,000	Tanabe Seiyaku Co Ltd	1,391,543
398,000	TOA Corp * (a)	487,722
1,022,000	Toho Gas Co Ltd (a)	4,972,755
117,800	Tokyo Steel Manufacturing Co	1,823,488
33,000	Tokyu Livable Inc	799,253
92	Tokyu REIT Inc	1,110,148
265,000	Topy Industries Ltd	950,631
155,000	Towa Real Eatate Development (a)	622,224
331,000	Toyo Construction Co *	366,976
75,000	Toyo Suisan Kaisha Ltd	1,426,079
561,000	Toyo Tire & Rubber Co Ltd	2,579,829
43,000	Tsumura & Co	781,898
118,000	Uchida Yoko Co Ltd	548,489
18,000	Union Tool Co	678,018
383,000	Unitika Ltd (a)	473,024
206	Wacom Co Ltd	476,998
125,400	Yamato Kogyo Co	4,491,973
612,000	Yokohama Rubber Co (a)	4,414,541
	Total Japan	138,820,118

	Malaysia — 0.5%
54,600	Gamuda Berhad	142,223
265,500	Genting Berhad	617,162
99,600	IOI Corp Berhad	805,982
142,700	Maxis Communications Berhad	645,469
163,700	MISC Berhad	482,531
151,100	Public Bank Berhad	442,363
283,000	Resorts World Berhad	268,686
150,000	Sime Darby Berhad	442,130
79,600	Telekom Malaysia Berhad	243,501
	Total Malaysia	4,090,047

	Mexico — 0.6%
39,300	Alfa SA de CV Class A	309,218
63,400	Carso Global Telecom Class A *	374,278
307,410	Cemex SA de CV CPO *	1,193,917
114,180	Fomento Economico Mexicano SA de CV	455,040
112,000	Grupo Financiero Banorte SA de CV	523,525
101,900	Grupo Mexico SA Class B	604,217
81,400	Grupo Televisa SA-Series CPO	468,943
21,980	Telefonos de Mexico SA de CV Class L ADR	888,871
	Total Mexico	4,818,009

	Netherlands — 3.3%
67,962	Boskalis Westminster	2,511,425
12,325	Corio NV	1,073,309
105,295	CSM	3,845,867
17,073	Fugro NV	999,518
27,549	Hunter Douglas NV	2,664,944
39,702	Imtech NV	3,508,682
15,204	Koninklijke Vopak NV	923,139
35,735	Koninklijke Wessanen NV	583,019
194,591	OCE NV	3,842,488

42,888	SBM Offshore NV	1,583,806
18,491	Univar NV	961,611
9,625	Vastned NV	907,198
22,690	Wereldhave NV	3,338,672
	Total Netherlands	26,743,678

	Norway — 0.4%
24,600	Ship Finance International Ltd (New York) (a)	764,322
17,743	Ship Finance International Ltd (Oslo)	539,837
75,800	Tandberg ASA	1,704,418
	Total Norway	3,008,577

	Philippines — 0.1%
179,520	Bank of the Philippine Islands	267,434
9,682	Philippine Long Distance Telephone	537,498
	Total Philippines	804,932

	Poland — 0.2%
12,550	KGHM Polska Miedz SA	515,052
41,870	Polski Koncern Naftowy Orlen SA *	725,793
75,900	Telekomunikacja Polska SA	562,625
	Total Poland	1,803,470

	Russia — 0.3%
17,900	Gazpromneft Spon ADR	337,415
3,500	JSC Mining & Smelting Co ADR	666,750
11,650	Mobile Telesystems ADR *	631,197
3,900	Oao Tatneft GDR (Registered Shares)	346,710
3,660	Vimpel-Communications ADR	376,285
	Total Russia	2,358,357

	Singapore — 2.8%
1,091,000	Asia Food & Properties Ltd	431,221
525,000	Capitacommercial Trust	1,022,573
183,000	Cosco Corp	321,106
1,532,000	Genting International Plc *	939,194
462,610	Golden Agri Resources Ltd	852,897
740,000	Hyflux Ltd	1,266,332
1,000	K-Reit Asia	1,893
258,000	Marco Polo Developments Ltd	561,581
1,268,000	MMI Holding Ltd	1,362,598
877,000	Neptune Orient Lines Ltd	2,630,771
1,028,000	Noble Group Ltd	999,568
4,619,100	Pacific Century Region Developments Ltd *	1,191,773
569,000	Singapore Petroleum Co	1,966,276
615,000	Suntec REIT	811,998
584,000	United Overseas Land	1,986,073
1,281,000	United Test And Assembly Center *	779,539
105,000	Venture Corp Ltd	1,055,479
1,509,000	Want Want Holdings Ltd	3,559,731
373,000	Wing Tai Holdings Ltd	856,383
	Total Singapore	22,596,986

	South Africa — 0.3%
15,000	Bidvest Group Ltd *	301,924
197,600	FirstRand Ltd	634,013
18,200	Remgro Ltd	465,641
109,250	Sanlam Ltd	352,606
44,600	Standard Bank Group Ltd	658,077
	Total South Africa	2,412,261

	South Korea — 1.9%
2,120	Daelim Industrial Co Ltd	320,249
14,800	Daewoo Engineering & Construction Co Ltd	450,248
7,960	Dongkuk Steel Mill	281,624
10,734	Hana Financial Group Inc	544,497
10,310	Hanjin Shipping	466,188
24,850	Hynix Semiconductor Inc *	771,367
6,771	Hyundai Development Co	473,273
7,130	Hyundai Mobis	646,386
13,300	Hyundai Motor Co	942,278
4,950	Hyundai Steel Co	296,554
10,400	Kookmin Bank	941,590
9,210	KT Corp ADR	221,501
11,900	KT&G Corp	872,525
3,510	LG Chemicals Ltd	259,222
6,700	LG Electronics Inc	506,304
4,400	POSCO	2,106,920
14,480	Pusan Bank	220,280
29,000	Shinhan Financial Group Co Ltd	1,788,425
980	Shinsegae Co Ltd	702,880
12,450	SK Corp	1,408,244
27,710	SK Telecom Co Ltd ADR	744,291
4,000	S-Oil Corp	329,738
15,800	Woori Finance Holdings Co Ltd	375,296
	Total South Korea	15,669,880

	Spain — 1.1%
133,514	Acerinox SA	3,397,878
40,250	Corp Financiera Alba	3,205,061
249,778	Iberia Lineas Aereas de Espana	1,313,536
15,550	Obrascon Huarte Lain SA	762,179
	Total Spain	8,678,654

	Sweden — 3.4%
14,200	Axfood AB	531,610
83,100	D Carnegie AB	1,657,308
125,455	Getinge AB	2,921,150
13,500	Husqvarna AB Class A	211,940
45,000	Husqvarna AB Class B	683,081
340,817	Kinnevik Investment AB Class B (a)	6,589,692
71,700	Kungsleden AB	1,142,731
34,869	Lundbergforetagen AB Class B	2,407,897
29,000	Meda AB Class A	503,875
115,300	NCC Class B	3,318,020
62,000	Nobia AB	768,732
139,300	Ratos AB Series B	4,510,096
80,600	Trelleborg AB Class B	2,563,563
	Total Sweden	27,809,695

	Switzerland — 4.5%
33,370	Actelion Ltd *	7,299,750
29,086	Baloise Holding Ltd	3,037,981
3,195	Banque Cantonale Vaudoise	1,654,492
9,455	Charles Voegele Holding AG *	1,083,986
22,290	Ciba Specialty Chemical Holding Reg	1,437,013
53,481	Clariant AG *	912,788
108,806	Converium Holding AG	1,990,071
3,379	Fischer (George) AG (Registered) *	2,594,834
9,320	Geberit AG (Registered)	1,628,741
5,560	Helvetia Patria Holding (Registered)	2,237,335
338	Jelmoli Holding AG (Bearer)	1,214,055

190	Jelmoli Holding AG (Registered)	136,565
66,270	Logitech International *	1,760,494
8,094	Panalpina Welttransport Holding AG	1,582,868
3,376	Rieter Holding AG (Registered)	1,865,485
1,158	Sulzer AG (Registered)	1,487,835
15,885	Swiss Steel AG (Registered)	1,439,533
50,326	Temenos Group AG *	1,149,736
623	Unaxis Holding AG (Registered) *	335,486
4,223	Verwaltungs & Private Bank	1,073,074
	Total Switzerland	35,922,122

	Taiwan — 1.8%
218,314	Acer Inc	402,983
258,547	Asustek Computer Inc	638,819
360,088	AU Optronics Corp	557,355
869,920	China Development Financial Holding Corp	349,798
906,665	China Steel Corp	1,056,304
339,660	Chunghwa Telecom Co Ltd	637,504
318,268	Compal Electronics Inc	288,899
363,977	Far Eastern Textile Co Ltd	362,689
202,000	Far Eastone Telecommunications Co Ltd	239,524
357,995	Formosa Chemicals & Fibre Co	735,142
423,939	Formosa Plastics Corp	868,941
350,000	Fubon Financial Holding Co Ltd	305,542
40,104	High Tech Computer Corp	746,621
151,000	Hon Hai Precision Industry Co Ltd	1,066,708
208,403	Lite-On Technology Corp	245,997
81,800	MediaTek Inc	1,294,798
488,000	Mega Financial Holdings Co Ltd	295,518
478,060	Nan Ya Plastics Corp	926,693
982,594	Powerchip Semiconductor Corp	585,625
618,000	Promos Technologies Inc *	254,220
246,466	Quanta Computer Inc	372,780
292,000	Siliconware Precision Industries Co	608,922
601,144	Taishin Financial Holdings Co Ltd *	295,660
246,000	Taiwan Cellular Corp	251,587
1,220,410	United Microelectronics Corp	711,863
131,000	Wistron Corp	221,278
	Total Taiwan	14,321,770

	Thailand — 0.4%
87,380	Bangkok Bank Pcl NVDR (b)	290,356
168,000	Bangkok Dusit Medical Service Pcl (Foreign Registered) (b)	198,656
1,316,180	IRPC Pcl (Foreign Registered) (b)	229,909
193,500	Kasikornbank Pcl NVDR (b)	384,839
130,680	PTT Exploration & Production Pcl (Foreign Registered) (b)	394,659
125,450	PTT Pcl (Foreign Registered) (b)	927,845
57,850	Siam Cement Pcl (Foreign Registered) NVDR (b)	400,894
150,800	Siam Commercial Bank Pcl (Foreign Registered) (b)	300,424
142,000	Thai Oil Pcl (Foreign Registered) (b)	278,985
	Total Thailand	3,406,567

	Turkey — 0.1%
97,660	Turkiye Garanti Bankasi	539,231

	United Kingdom — 18.3%
135,279	Admiral Group Plc	2,617,050
79,650	Aggreko Plc	894,433
394,346	AMEC Plc	4,650,163
226,350	Arriva Plc	3,254,124
26,561	Aveva Group Plc	495,577

41,302	Axon Group Plc	637,369
136,618	Balfour Beatty Plc	1,244,650
339,433	Barratt Developments Plc	7,338,985
421,780	BBA Aviation Plc	2,379,557
47,283	Bellway Plc	1,343,969
79,002	Berkeley Group Holdings Plc *	2,960,833
228,368	Bradford & Bingley Plc	1,947,091
135,001	British Energy Group Plc *	1,402,872
50,961	Bunzl Plc	743,731
33,485	Chemring Group	1,418,699
62,257	Dairy Crest Group Plc	839,614
163,439	De la Rue (Ordinary Shares)	2,437,774
2,079,461	Dimension Data Holdings Plc	2,246,118
123,706	DSG International Plc	412,227
98,326	EasyJet Airline Co *	1,107,310
287,722	FirstGroup Plc	3,951,566
265,367	GKN Plc	2,057,885
165,687	Great Portland Estates Plc	2,349,260
82,559	Greene King Plc	1,821,815
79,400	Halma Plc	366,480
381,312	Henderson Group (Ordinary Shares)	1,228,670
296,886	HMV Group Plc	630,249
123,647	Hunting Plc	1,960,308
188,114	IMI Plc	2,249,956
347,311	Inchcape Plc	3,818,169
145,015	Investec Plc	1,986,808
213,857	JJB Sports Plc	1,151,383
91,378	Keller Group Plc	1,946,291
113,131	Kensington Group Plc	1,104,507
296,707	Kesa Electricals Plc	2,062,805
333,151	Ladbrokes Plc	2,677,412
195,779	LG Group Holdings Plc	1,283,084
111,619	Luminar Plc	1,747,005
369,129	Misys Plc	1,839,853
96,082	National Express Group Plc	2,310,135
1,619,767	Northern Foods Plc	4,078,083
187,490	Paragon Group Cos Plc	1,979,982
133,107	Petrofac Ltd	1,256,731
75,714	Provident Financial Plc	1,186,807
162,286	Restaurant Group (Ordinary Shares)	1,064,543
131,066	Rexam Plc	1,393,798
70,082	Robert Walters Plc	522,938
376,950	RPS Group Plc	2,724,505
56,946	Shaftesbury Plc	778,239
2,095,637	Signet Group Plc	4,707,273
349,910	Smith (David S.) Holdings Plc	1,732,904
450,381	Smith News Plc	1,234,964
38,943	Spectris Plc	721,690
478,878	Stagecoach Group Plc	1,753,270
1,214,569	Taylor Woodrow Plc	11,000,805
235,124	TDG Plc	1,445,871
636,816	Tomkins Plc	3,393,872
223,144	Travis Perkins Plc	9,158,260
206,203	Trinity Mirror Plc	2,347,617
57,321	UK Coal Plc *	614,746
210,474	Wetherspoon J D Plc	2,594,412
348,792	WH Smith Plc	2,946,214
798,763	Wimpey (George) Plc	9,938,018
	Total United Kingdom	147,491,329

	TOTAL COMMON STOCKS (COST $557,033,444)	765,463,654

Shares	Description	Value ($)

	PREFERRED STOCKS — 2.5%

	Brazil — 1.1%
50,406	Banco Bradesco SA 2.42%	1,283,110
32,060	Banco Itau Holding Financeira SA 2.25%	1,407,736
14,200	Bradespar SA 2.81%	541,093
21,883	Brasil Telecom Participacoes SA 7.58%	273,395
17,259,200	Companhia Energetica de Minas Gerais 1.95%	682,821
64,200	Companhia Vale do Rio Doce Class A 0.59%	2,454,037
8,100	Gerdau Metalurgica SA 4.03%	239,922
25,900	Gerdau SA 3.09%	582,986
140,722	Itausa-Investimentos Itau SA 3.10%	881,252
53,800	Sadia SA 1.46%	276,422
33,900	Tele Norte Leste Participacoes SA 2.44%	644,118
	Total Brazil	9,266,892

	Germany — 0.4%
3,967	Fresenius Medical Care AG (Non Voting) 1.07% (a)	314,924
41,223	Hugo Boss AG 2.73% (a)	2,533,145
	Total Germany	2,848,069

	Italy — 1.0%
46,119	Compagnia Assicuratrice Unipol 3.40%	159,780
188,051	IFI Istituto Finanziario Industries *	7,597,388
	Total Italy	7,757,168

	South Korea — 0.0%
3,900	Hyundai Motor Co 2.72%	157,322

	TOTAL PREFERRED STOCKS (COST $8,081,283)	20,029,451

Shares/Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 11.5%

	Money Market Funds — 10.4%
83,468,900	Bank of New York Institutional Cash Reserves Fund (c)	83,468,900
	Other Short-Term Investments — 1.1%
9,100,000	Toronto Dominion Bank Time Deposit, 5.29%, due 06/01/07	9,100,000

	TOTAL SHORT-TERM INVESTMENTS (COST $92,568,900)	92,568,900

	TOTAL INVESTMENTS — 109.1% (Cost $657,683,627)	878,062,005

	Other Assets and Liabilities (net) — (9.1%)	(72,970,379)

	TOTAL NET ASSETS — 100.0%	$805,091,626

As of May 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$675,030,953	$227,913,056	$(24,882,004)	$203,031,052

A summary of outstanding financial instruments at May 31, 2007 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)

Buys

8/24/07	CAD	23,627,800	$22,143,063	$313,837
8/24/07	CHF	34,099,030	28,025,740	113,053
8/24/07	CHF	2,702,000	2,220,754	(22,892)
8/24/07	DKK	8,256,000	1,495,006	(12,898)
8/24/07	EUR	2,482,500	3,349,805	579
8/24/07	EUR	3,313,875	4,471,635	(16,551)
8/24/07	GBP	945,000	1,869,659	(15,644)
8/24/07	JPY	3,284,640,667	27,279,569	(86,031)
8/24/07	NOK	134,101,408	22,274,261	42,478
8/24/07	NZD	7,899,759	5,787,107	72,072
8/24/07	SEK	70,345,076	10,208,980	(162,332)
8/24/07	SGD	18,912,929	12,443,764	10,125

			$141,569,343	$235,796

Sales

8/24/07	AUD	55,961,264	$46,237,631	$(357,720)
8/24/07	CAD	2,935,000	2,750,569	(70,788)
8/24/07	DKK	26,800,599	4,853,084	(2,198)
8/24/07	EUR	4,201,000	5,668,693	16,562
8/24/07	GBP	26,740,115	52,904,662	(167,248)
8/24/07	HKD	111,690,117	14,327,888	(17,742)
8/24/07	JPY	402,296,000	3,341,145	16,899

			$130,083,672	$(582,235)

Futures Contracts

Number of		Expiration	Contract	Net Unrealized Appreciation
Contracts	Type	Date	Value	(Depreciation)

Buys

225	CAC 40	June 2007	$18,437,399	$507,930
89	DAX	June 2007	23,621,467	3,358,566
8	Hang Seng	June 2007	1,060,031	7,238
132	MSCI Singapore	June 2007	7,463,947	15,603
			$50,582,844	$3,889,337

Sales

3	AEX	June 2007	$436,846	$(7,404)
41	FTSE 100	June 2007	5,365,457	(150,103)
2	IBEX 35	June 2007	412,640	(8,991)
23	OMXS 30	June 2007	425,470	(3,269)
120	S&P Toronto 60	June 2007	18,067,315	(1,166,751)
2	S&P/MIB	June 2007	580,726	540
104	SPI 200	June 2007	13,632,353	(934,454)
12	TOPIX	June 2007	1,733,443	(49,795)
			$40,654,250	$(2,320,227)

As of May 31, 2007, for the futures contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

ADR - American Depositary Receipt

CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

NVDR - Non-Voting Depository Receipt

REIT - Real Estate Investment Trust

*                Non-income producing security.

(a)         All or a portion of this security is out on loan. As of May 31, 2007, the Fund had loaned securities having a market value of $77,123,415, collateralized by cash in the amount of $83,468,900, which was invested in the Bank of New York Institutional Cash Reserves Fund.

(b)        Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

(c)         All or a portion of this security represents investment of security lending collateral.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available. As of May 31, 2007, 87.23% of the Net Assets of the Fund were valued using fair value prices based on models used by a third party vendor.

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Real Estate Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2007 (Unaudited)

Shares	Description	Value ($)

	REAL ESTATE INVESTMENTS — 97.7%

	REAL ESTATE INVESTMENT TRUSTS — 97.7%

	Apartments — 18.3%
1,600	American Campus Communities, Inc.	47,072
12,200	Apartment Investment & Management Co.-Class A	669,414
25,300	Archstone-Smith Trust	1,561,010
9,000	Avalonbay Communities, Inc. (a)	1,173,510
4,000	BRE Properties, Inc.-Class A (a)	252,880
4,600	Camden Property Trust (a)	343,390
26,300	Equity Residential Properties Trust	1,332,621
2,800	Essex Property Trust, Inc.	356,244
3,600	Home Properties of NY, Inc. (a)	207,360
700	Mid-America Apartment Communities, Inc.	41,125
2,500	Post Properties, Inc.	132,550
13,300	UDR, Inc.	403,788
	Total Apartments	6,520,964

	Diversified — 8.3%
6,600	Cousins Properties, Inc.	213,708
9,200	Franklin Street Properties Corp. (a)	176,640
2,500	Pennslyvania Real Estate Investment Trust (a)	118,825
18,900	Vornado Realty Trust	2,287,089
4,200	Washington Real Estate Investment Trust (a)	157,878
	Total Diversified	2,954,140

	Health Care — 8.0%
25,000	Health Care Property Investors, Inc. (a)	816,750
9,100	Health Care, Inc. (a)	398,307
3,100	Healthcare Realty Trust, Inc. (a)	101,587
2,600	LTC Properties, Inc.	62,348
6,100	Medical Properties Trust, Inc. (a)	86,803
4,100	National Health Investors, Inc.	145,468
10,300	Nationwide Health Properties (a)	320,021
8,000	Omega Healthcare Investors, Inc.	137,680
10,000	Senior Housing Properties Trust	235,000
1,700	Universal Health Realty Income Trust	59,755
11,300	Ventas, Inc.	478,668
	Total Health Care	2,842,387

	Hotels — 7.0%
8,400	Ashford Hospitality Trust, Inc.	104,244
9,500	DiamondRock Hospitality Co.	198,930
3,100	Highland Hospitality Corp.	59,737
12,400	Hospitality Properties Trust	551,056
55,300	Host Marriott Corp. (a)	1,411,256
2,900	Lasalle Hotel Properties (a)	138,040
600	Sunstone Hotel Investors, Inc.	17,706
	Total Hotels	2,480,969

	Industrial — 8.0%
8,300	AMB Property Corp.	480,155
2,900	Digital Realty Trust, Inc.	117,740
2,400	First Industrial Realty Trust, Inc.	107,040
33,038	Prologis (a)	2,136,237
	Total Industrial	2,841,172

	Manufactured Housing — 0.3%
1,200	Equity Lifestyle Properties, Inc.	65,352
1,000	Sun Communities, Inc.	30,950
	Total Manufactured Housing	96,302

	Office Central Business District — 7.6%
6,900	American Financial Realty Trust	77,832
6,900	BioMed Realty Trust, Inc.	193,614
14,300	Boston Properties, Inc.	1,654,224
2,500	Maguire Properties, Inc.	90,325
4,923	SL Green Realty Corp. (a)	689,614
	Total Office Central Business District	2,705,609

	Office Suburban — 7.5%
1,700	Alexandria Real Estate Equity, Inc.	178,840
7,389	Brandywine Realty Trust	235,044
2,700	Corporate Office Properties (a)	121,635
13,300	Duke Realty Investments	533,596
32,400	HRPT Properties Trust	371,952
1,400	Kilroy Realty Corp.	104,048
11,300	Liberty Property Trust	530,196
8,900	Mack-Cali Realty Corp.	429,781
1,100	Parkway Properties Inc	57,035
1,800	PS Business Parks, Inc.	120,870
	Total Office Suburban	2,682,997

	Outlets — 0.4%
3,000	Tanger Factory Outlet Centers, Inc.	125,850

	Regional Malls — 8.1%
4,700	CBL & Associates Properties, Inc. (a)	192,888
8,800	General Growth Properties	519,552
2,900	Glimcher Realty Trust (a)	79,025
4,100	Macerich Co.	365,720
13,100	Simon Property Group, Inc. (a)	1,414,538
5,700	Taubman Centers, Inc. (a)	313,614
	Total Regional Malls	2,885,337

	Shopping Centers — 15.7%
2,700	Acadia Realty Trust	76,707
4,100	Cedar Shopping Centers, Inc.	65,395
16,400	Developers Diversified Realty Corp.	1,011,060
11,600	Equity One, Inc.	339,880
7,400	Federal Realty Investment Trust	655,788
12,000	Inland Real Estate Corp. (a)	216,000
33,658	Kimco Realty Corp.	1,558,029
3,000	Ramco-Gershenson Properties (a)	110,970
9,000	Regency Centers Corp.	707,130
2,900	Saul Centers, Inc.	142,796
4,600	Urstadt Biddle Properties, Inc.	78,890
13,100	Weingarten Realty (a)	611,246
	Total Shopping Centers	5,573,891

	Storage — 4.7%
17,214	Public Storage, Inc.	1,540,653
2,300	Sovran Self Storage	122,544
	Total Storage	1,663,197

	Triple Net — 3.8%
3,800	Entertainment Properties Trust	224,390

6,800	Getty Realty Corp.	193,664
3,600	Lexington Corporate Properties Trust (a)	74,880
11,700	National Retail Properties, Inc.	283,725
15,800	Realty Income Corp. (a)	433,236
9,100	Spirit Finance Corp.	130,676
	Total Triple Net	1,340,571

	Total Real Estate Investment Trusts (COST $29,484,791)	34,713,386

	TOTAL REAL ESTATE INVESTMENTS (COST $29,484,791)	34,713,386

Shares/Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 28.4%

	Money Market Funds — 1.4%
484,991	Reserve Primary Money Market Fund (b)	484,991
	Other Short-Term Investments — 27.0%
215,563	BNP Paribas Eurodollar Overnight Time Deposit, 5.31%, due 06/01/07 (b)	215,563
1,077,815	Calyon Eurodollar Overnight Time Deposit, 5.32%, due 06/01/07 (b)	1,077,815
837,943	Citigroup Global Markets Repurchase Agreement, dated 05/31/07, due 06/01/07, with a maturity value of $838,042 and an effective yield of 4.25%, collateralized by a U.S. Treasury Bond with a rate of 8.13%, maturity date of 08/15/19 and a market value, including accrued interest, of $854,701.	837,943
1,940,066	Credit Suisse First Boston Corp. Tri-party Repurchase Agreement, dated 05/31/07, due 06/01/07, with a maturity value of $1,940,354 and an effective yield of 5.35%, collateralized by various corporate debt obligations with an aggregate market value of $1,978,903. (b)	1,940,066
515,195	Lehman Brothers Inc. Tri-party Repurchase Agreement, dated 05/31/07, due 06/01/07, with a maturity value of $515,272 and an effective yield of 5.35%, collateralized by a corporate debt obligation with a market value of $525,542. (b)	515,195
1,940,066	Merrill Lynch & Co. Tri-party Repurchase Agreement, dated 05/31/07, due 06/01/07, with a maturity value of $1,940,352 and an effective yield of 5.30%, collateralized by a U.S. government obligation with a market value of $1,978,873. (b)	1,940,066
1,940,066	Morgan Stanley & Co. Tri-party Repurchase Agreement, dated 05/31/07, due 06/01/07, with a maturity value of $1,940,355 and an effective yield of 5.36%, collateralized by various corporate debt obligations with an aggregate market value of $1,978,868. (b)	1,940,066
1,077,815	Rabobank Nederland Eurodollar Overnight Time Deposit, 5.30%, due 06/01/07 (b)	1,077,815
62,785	Svenska Handlesbanken Eurodollar Overnight Time Deposit, 5.31%, due 06/01/07 (b)	62,785
	Total Other Short-Term Investments	9,607,314

	TOTAL SHORT-TERM INVESTMENTS (COST $10,092,305)	10,092,305

	TOTAL INVESTMENTS — 126.1%
	(Cost $39,577,096)	44,805,691

	Other Assets and Liabilities (net) — (26.1%)	(9,272,334)

	TOTAL NET ASSETS — 100.0%	$35,533,357

As of May 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$39,582,613	$5,345,072	$(121,994)	$5,223,078

Notes to Schedule of Investments:

(a)

All or a portion of this security is out on loan. As of May, 31 2007, the Fund had loaned securities having a market value of $8,933,693, collateralized by cash in the amount of $9,254,362, which was invested in short-term instruments.

(b)	All or a portion of this security represents investment of security lending collateral.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)

	DEBT OBLIGATIONS — 97.8%

	Asset-Backed Securities — 96.5%

	ABS Collateralized Debt Obligations — 0.2%
15,000,000	Paragon CDO Ltd., Series 04-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + .65%, 6.01%, due 10/20/44	14,854,687

	Airlines — 0.4%
23,000,000	Aircraft Finance Trust, Series 99-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .48%, 5.80%, due 05/15/24	16,790,000
11,689,558	Continental Airlines Inc., Series 99-1A, 6.55%, due 02/02/19	11,917,937
	Total Airlines	28,707,937

	Auto Financing — 7.4%
30,000,000	ARG Funding Corp., Series 05-2A, Class A3, 144A, Variable Rate, 1 mo. LIBOR + .14%, 5.46%, due 05/20/10	29,989,704
15,000,000	Capital Auto Receivables Asset Trust, Series 07-SN1, Class A4, Variable Rate, 1 mo. LIBOR + .10%, , 5.42%, due 02/15/11	15,000,000
2,000,000	Daimler Chrysler Master Owner Trust, Series 04-B, Class A, Variable Rate, 1 mo. LIBOR + .01%, 5.33%, due 08/17/09	2,000,000
4,862,249	Ford Credit Auto Owner Trust, Series 06-A, Class A2B, Variable Rate, 1 mo. LIBOR + .01%, 5.33%, due 09/15/08	4,861,489
31,500,000	Ford Credit Auto Owner Trust, Series 06-C, Class A4B, Variable Rate, 1 mo. LIBOR + .04%, 5.36%, due 02/15/12	31,500,000
40,000,000	Ford Credit Floorplan Master Owner Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 05/15/10	40,000,000
58,000,000	Ford Credit Floorplan Master Owner Trust, Series 06-3, Class A, Variable Rate, 1 mo. LIBOR + .18%, 5.50%, due 06/15/11	58,034,800
12,235,294	Franklin Auto Trust, Series 07-1, Class A1, Variable Rate, 5.32%, due 04/15/08	12,227,953
35,000,000	GE Dealer Floorplan Master Note Trust, Series 06-4, Class A, Variable Rate, 1 mo. LIBOR + .01%, 5.33%, due 10/20/11	35,000,000
11,160,289	Nissan Auto Receivables Owner Trust, Series 04-C, Class A4, Variable Rate, 1 mo. LIBOR + .04%, 5.36%, due 03/15/10	11,162,469
40,000,000	Nissan Auto Receivables Owner Trust, Series 07-A, Class A4, Variable Rate, 1 mo. LIBOR, 5.32%, due 06/17/13	39,943,200
12,000,000	Nissan Master Owner Trust Receivables, Series 05-A, Class A, Variable Rate, 1 mo. LIBOR + .03%, 5.35%, due 07/15/10	12,001,406
37,000,000	Nissan Master Owner Trust Receivables, Series 07-A, Class A, Variable Rate, 1 mo. LIBOR, 5.32%, due 05/15/12	37,000,000
57,250,000	Sovereign Dealer Floor Plan Master Trust, Series 06-1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .05%, 5.37%, due 08/15/11	57,238,550
38,000,000	Superior Wholesale Inventory Financing Trust, Series 05, Class A, Variable Rate, 1 mo. LIBOR + .18%, 5.50%, due 06/15/10	38,007,524
32,000,000	Truck Retail Installment Paper Corp., Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .27%, 5.59%, due 12/15/16	31,999,680
60,000,000	Volkswagen Credit Auto Master Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .02%, 5.34%, due 07/21/10	60,000,000
23,000,000	World Omni Auto Receivables Trust, Series 07-A, Class A4, Variable Rate, 1 mo. LIBOR, 5.32%, due 11/15/12	22,999,885
	Total Auto Financing	538,966,660

	Business Loans — 5.1%
37,000,000	ACAS Business Loan Trust, Series 07-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + .14%, 5.49%, due 08/16/19	37,000,000
7,145,067	Bayview Commercial Asset Trust, Series 04-1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .36%, 5.68%, due 04/25/34	7,172,810
6,294,055	Bayview Commercial Asset Trust, Series 04-3, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .37%, 5.69%, due 01/25/35	6,300,790
20,988,051	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .39%, 5.71%, due 01/25/36	20,989,730
15,000,000	Bayview Commercial Asset Trust, Series 07-3, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .24%, 5.56%, due 07/25/37	15,000,000
957,531	Capitalsource Commercial Loan Trust, Series 04-1A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .33%, 5.65%, due 04/20/13	957,653

19,165,521	Capitalsource Commercial Loan Trust, Series 06-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .12%, 5.44%, due 08/22/16	19,154,021
18,499,154	Capitalsource Commercial Loan Trust, Series 07-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .13%, 5.45%, due 03/20/17	18,488,054
20,000,000	CNH Wholesale Master Note Trust, Series 06-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .06%, 5.38%, due 07/15/12	19,983,594
7,235,874	GE Business Loan Trust, Series 04-1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .29%, 5.61%, due 05/15/32	7,244,287
9,674,572	GE Business Loan Trust, Series 05-2A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .24%, 5.56%, due 11/15/33	9,674,572
14,584,935	GE Commercial Equipment Financing LLC, Series 05-1, Class A3B, Variable Rate, 1 mo. LIBOR + .01%, 5.33%, due 03/20/09	14,584,935
10,151,667	GE Commercial Loan Trust, Series 06-1, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .08%, 5.44%, due 04/19/17	10,152,520
21,594,756	GE Commercial Loan Trust, Series 06-2, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .06%, 5.42%, due 04/19/15	21,581,799
14,824,857	Lehman Brothers Small Balance Commercial, Series 05-1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 5.57%, due 02/25/30	14,824,779
14,062,069	Lehman Brothers Small Balance Commercial, Series 05-2, Class 1A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 5.57%, due 09/25/30	14,061,995
18,000,000	Navistar Financial Dealer Note Master Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .11%, 5.43%, due 02/25/13	17,989,200
34,000,000	Navistar Financial Dealer Note Master Trust, Series 98-1, Class A, Variable Rate, 1 mo. LIBOR + .16%, 5.48%, due 07/25/11	34,000,000
53,000,000	Textron Financial Floorplan Master Note, Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .12%, 5.44%, due 05/13/10	52,999,735
25,000,000	Textron Financial Floorplan Master Note, Series 07-AA, Class A, 144A, Variable Rate, 1 mo. LIBOR + .06%, 5.38%, due 03/13/12	24,985,000
2,497,552	The Money Store Business Loan Backed Trust, Series 99-1, Class AN, Variable Rate, 1 mo. LIBOR +.50%, 5.82%, due 09/15/17	2,484,755
	Total Business Loans	369,630,229

	CMBS — 6.1%
14,500,000	Banc of America Commercial Mortgage, Inc., Series 06-3, Class A2, 5.81%, due 07/10/44	14,643,301
37,000,000	Banc of America Large Loan, Series 06-LAQ, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .16%, 5.48%, due 02/09/21	37,017,353
13,329,894	Bear Stearns Commercial Mortgage Securities, Inc., Series 05-PW10, Class A1, 5.09%, due 12/11/40	13,249,347
22,500,000	Citigroup/Deutsche Bank Commercial Mortgage, Series 05-CD1, Class A2FL, Variable Rate, 1 mo. LIBOR + .12%, 5.44%, due 07/15/44	22,528,575
43,000,000	Commercial Mortgage Pass-Through Certificates, Series 06-FL12, Class AJ, 144A, Variable Rate, 1 mo. LIBOR + .13%, 5.45%, due 12/15/20	42,939,800
32,000,000	GE Capital Commercial Mortgage Corp., Series 05-C4, Class A2, 5.31%, due 11/10/45	31,773,750
19,850,000	GE Capital Commercial Mortgage Corp., Series 06-C1, Class A2, Variable Rate, 5.52%, due 03/10/44	19,777,113
18,144,006	Greenwich Capital Commercial Funding Corp., Series 05-FL3A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .20%, 5.52%, due 10/05/20	18,144,006
19,453,464	Greenwich Capital Commercial Funding Corp., Series 06-FL4A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .09%, 5.41%, due 11/05/21	19,453,464
32,000,000	GS Mortgage Securities Corp., Series 06-GG6, Class A2, Variable Rate, 5.51%, due 04/10/38	31,946,240
13,000,000	J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 06-FL1AC, Class A1B, 144A, Variable Rate, 1 mo. LIBOR + .12%, 5.44%, due 02/15/20	13,000,000
57,000,000	J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 06-LDP7, Class A2, 6.05%, due 04/15/45	57,837,330
14,504,631	Lehman Brothers Floating Rate Commercial, Series 06-LLFA, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .08%, 5.40%, due 09/15/21	14,504,562
33,000,000	Merrill Lynch Mortgage Trust, Series 06-C1, Class A2, Variable Rate, 5.80%, due 05/12/39	33,208,828
12,000,000	Morgan Stanley Capital I, Series 06-IQ11, Class A2, 5.69%, due 10/15/42	12,039,303
13,000,000	Morgan Stanley Capital I, Series 06-IQ11, Class A3, Variable Rate, 5.91%, due 10/15/42	13,093,981
8,680,870	Morgan Stanley Dean Witter Capital I, Series 03-TOP9, Class A1, 3.98%, due 11/13/36	8,435,170
39,797,313	Wachovia Bank Commercial Mortgage Trust, Series 06-WL7A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .09%, 5.41%, due 09/15/21	39,775,476
	Total CMBS	443,367,599

	CMBS Collateralized Debt Obligations — 1.4%
17,375,707	Crest Exeter Street Solar, Series 04-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .35%, 5.70%, due 06/28/19	17,401,771
20,000,000	G-Force LLC, Series 05-RR2, Class A2, 144A, 5.16%, due 12/25/39	19,950,600
30,000,000	Guggenheim Structured Real Estate Funding, Series 05-2A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .32%, 5.64%, due 08/26/30	30,003,000
35,500,000	Marathon Real Estate CDO, Series 06-1, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .33%, 5.65%, due 05/25/46	35,500,000
	Total CMBS Collateralized Debt Obligations	102,855,371

	Collateralized Loan Obligations — 1.8%
4,224,807	Archimedes Funding IV (Cayman) Ltd., 4A A1, 144A, Variable Rate, 1 mo. LIBOR + .48%, 5.84%, due 02/25/13	4,227,843
78,000,000	Arran, Series 06-1A, Class A3, 144A, Variable Rate, 3 mo LIBOR + .17%, 5.52%, due 06/20/25	78,023,400
45,500,000	Omega Capital Europe Plc, Series GLOB-5A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .25%, 5.60%, due 07/05/11	45,500,000
	Total Collateralized Loan Obligations	127,751,243

	Credit Cards — 15.6%
14,300,000	Advanta Business Card Master Trust, Series 05-A1, Class A1, Variable Rate, 1 mo. LIBOR + .07%, 5.39%, due 04/20/11	14,303,289
20,000,000	Advanta Business Card Master Trust, Series 05-A2, Class A2, Variable Rate, 1 mo. LIBOR + .13%, 5.45%, due 05/20/13	20,045,312
7,000,000	Advanta Business Card Master Trust, Series 05-A5, Class A5, Variable Rate, 1 mo. LIBOR + .06%, 5.38%, due 04/20/12	7,003,500
15,000,000	American Express Credit Account Master Trust, Series 02-6, Class A, Variable Rate, 1 mo. LIBOR + .14%, 5.46%, due 03/15/10	15,004,500
5,000,000	American Express Credit Account Master Trust, Series 03-1, Class A, Variable Rate, 1 mo. LIBOR + .11%, 5.43%, due 09/15/10	5,004,500
9,800,000	American Express Credit Account Master Trust, Series 05-3, Class A, Variable Rate, 1 mo. LIBOR, 5.32%, due 01/18/11	9,790,494
64,000,000	American Express Credit Account Master Trust, Series 05-5, Class A, Variable Rate, 1 mo. LIBOR + .04%, 5.36%, due 02/15/13	64,018,560
25,000,000	American Express Credit Account Master Trust, Series 06-1, Class A, Variable Rate, 1 mo. LIBOR + .03%, 5.35%, due 12/15/13	25,000,000
25,000,000	Arran, Series 2005-A, Class A, Variable Rate, 1 mo. LIBOR + .02%, 5.34%, due 12/15/10	25,002,500
10,175,000	Bank of America Credit Card Trust, Series 06-A10, Class A10, Variable Rate, 1 mo. LIBOR - .02%, 5.30%, due 02/15/12	10,174,954
20,000,000	Bank One Issuance Trust, Series 02-A5, Class A5, Variable Rate, 1 mo. LIBOR + .12%, 5.44%, due 06/15/10	20,010,156
5,000,000	Bank One Issuance Trust, Series 03-A1, Class A1, Variable Rate, 1 mo. LIBOR + .12%, 5.44%, due 09/15/10	5,004,297
11,670,000	Bank One Issuance Trust, Series 03-A10, Class A10, Variable Rate, 1 mo. LIBOR + .11%, 5.43%, due 06/15/11	11,687,505
38,635,000	Bank One Issuance Trust, Series 03-A3, Class A3, Variable Rate, 1 mo. LIBOR + .11%, 5.43%, due 12/15/10	38,650,454
5,710,000	Bank One Issuance Trust, Series 03-A6, Class A6, Variable Rate, 1 mo. LIBOR + .11%, 5.43%, due 02/15/11	5,717,519
7,470,000	Bank One Issuance Trust, Series 04-A4, Class A4, Variable Rate, 1 mo. LIBOR + .04%, 5.36%, due 02/16/10	7,470,000
10,000,000	Capital One Master Trust, Series 01-6, Class A, Variable Rate, 1 mo. LIBOR + .19%, 5.51%, due 06/15/11	10,022,200
30,000,000	Capital One Master Trust, Series 02-1A, Class A, Variable Rate, 1 mo. LIBOR + .20%, 5.52%, due 11/15/11	30,099,609
15,000,000	Capital One Multi-Asset Execution Trust, Series 04-A2, Class A2, Variable Rate, 1 mo. LIBOR + .09%, 5.41%, due 01/17/12	15,022,500
15,000,000	Capital One Multi-Asset Execution Trust, Series 04-A3, Class A3, Variable Rate, 1 mo. LIBOR + .10%, 5.42%, due 02/15/12	15,026,829
26,275,000	Capital One Multi-Asset Execution Trust, Series 04-A7, Class A7, Variable Rate, 3 mo. LIBOR + .15%, 5.51%, due 06/16/14	26,403,796
30,000,000	Capital One Multi-Asset Execution Trust, Series 06-A14, Class A, Variable Rate, 1 mo. LIBOR + .01%, 5.33%, due 08/15/13	29,972,100
9,000,000	Capital One Multi-Asset Execution Trust, Series 07-A4, Class A4, Variable Rate, 1 mo. LIBOR + .03%, 5.35%, due 03/16/15	8,997,300
14,000,000	Chase Issuance Trust, Series 05-A9, Class A9, Variable Rate, 1 mo. + .02%, 5.34%, due 11/15/11	14,004,760
46,500,000	Chase Issuance Trust, Series 06-A7, Class A, Variable Rate, 1 mo. LIBOR + .01%, 5.33%, due 02/15/13	46,484,655

5,500,000		Chase Issuance Trust, Series 07-A1, Class A1, Variable Rate, 1 mo. LIBOR + .02%, 5.34%, due 03/15/13	5,499,975
22,000,000		Citibank Credit Card Issuance Trust, Series 01-A1, Class A1, Variable Rate, 3 mo. LIBOR + .17%, 5.53%, due 02/07/10	22,024,200
16,000,000		Citibank Credit Card Issuance Trust, Series 01-A7, Class A7, Variable Rate, 3 mo. LIBOR + .14%, 5.50%, due 08/15/13	16,062,560
20,000,000		Citibank Credit Card Issuance Trust, Series 04-A3, Class A3, Variable Rate, 3 mo. LIBOR + .07%, 5.43%, due 07/25/11	20,028,000
10,000,000		Citibank Credit Card Issuance Trust, Series 05-A3, Class A3, Variable Rate, 1 mo. LIBOR + .07%, 5.39%, due 04/24/14	10,009,000
23,000,000		Citibank Credit Card Issuance Trust, Series 06-A6, Class A6, Variable Rate, 1 mo. LIBOR + .01%, 5.33%, due 05/24/12	23,006,440
16,000,000		Citibank Credit Card Issuance Trust, Series 07-A1, Class A1, Variable Rate, 3 mo. LIBOR - .01%, 5.34%, due 03/22/12	15,990,560
32,000,000		Citibank Credit Card Issuance Trust, Series 07-A2, Class A2, Variable Rate, 3 mo. LIBOR - .01%, 5.35%, due 05/21/12	31,990,400
22,000,000		Discover Card Master Trust I, Series 01-1, Class A, Variable Rate, 1 mo. LIBOR + .22%, 5.54%, due 01/15/08	22,032,656
17,415,000		Discover Card Master Trust I, Series 03-1, Class A3, Variable Rate, 1 mo. LIBOR + .14%, 5.46%, due 04/16/10	17,423,707
45,000,000		Discover Card Master Trust I, Series 03-2, Class A, Variable Rate, 1 mo. LIBOR + .13%, 5.45%, due 08/15/10	45,047,461
12,000,000		Discover Card Master Trust I, Series 03-4, Class A1, Variable Rate, 1 mo. LIBOR + .11%, 5.43%, due 05/15/11	12,022,031
5,405,000		Discover Card Master Trust I, Series 04-2, Class A1, Variable Rate, 1 mo. LIBOR + .02%, 5.34%, due 05/15/10	5,405,540
6,950,000		Discover Card Master Trust I, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .01%, 5.33%, due 09/16/10	6,951,629
46,000,000		Discover Card Master Trust I, Series 05-3, Class A, Variable Rate, 1 mo. LIBOR + .02%, 5.34%, due 05/15/11	46,000,000
7,000,000		Discover Card Master Trust I, Series 05-4, Class A1, Variable Rate, 1 mo. LIBOR + .06%, 5.38%, due 06/18/13	7,006,836
4,000,000		Discover Card Master Trust I, Series 07-1, Class A, Variable Rate, 1 mo. LIBOR + .01%, 5.33%, due 08/15/12	4,000,000
GBP	10,000,000	Earls Five Ltd., Series E, MTN, Variable Rate, 3 mo. GBP LIBOR + .14%, 5.95%, due 02/27/08	19,816,049
5,400,000		GE Capital Credit Card Master Note Trust, Series 04-2, Class A, Variable Rate, 1 mo. LIBOR + .04%, 5.36%, due 09/15/10	5,400,593
25,000,000		GE Capital Credit Card Master Note Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .04%, 5.36%, due 03/15/13	25,019,459
20,000,000		Gracechurch Card Funding Plc, Series 2, Class A, Variable Rate, 1 mo. LIBOR + .12%, 5.44%, due 10/15/09	20,008,000
3,000,000		MBNA Credit Card Master Note Trust Series 01-A5 Class A5, Variable Rate, 1 mo. LIBOR + .21%, 5.53%, due 03/15/11	3,008,070
6,220,000		MBNA Credit Card Master Note Trust, Series 02-A9, Class A9, Variable Rate, 3 mo. LIBOR + .09%, 5.45%, due 12/15/09	6,220,622
31,976,000		MBNA Credit Card Master Note Trust, Series 03-A3, Class A3, Variable Rate, 1 mo. LIBOR + .12%, 5.44%, due 08/16/10	32,000,622
14,000,000		MBNA Credit Card Master Note Trust, Series 04-A7, Class A7, Variable Rate, 1 mo. LIBOR + .10%, 5.42%, due 12/15/11	14,026,250
15,000,000		MBNA Credit Card Master Note Trust, Series 04-A8, Class A8, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 01/15/14	15,063,000
19,000,000		MBNA Credit Card Master Note Trust, Series 05-A5, Class A5, Variable Rate, 1 mo. LIBOR, 5.32%, due 12/15/10	19,000,741
20,500,000		MBNA Credit Card Master Note Trust, Series 06-A4, Class A4, Variable Rate, 1 mo. LIBOR - .01%, 5.31%, due 09/15/11	20,493,604
25,000,000		Pillar Funding Plc, Series 04-2, Class A, 144A, Variable Rate, 3 mo. LIBOR + .14%, 5.49%, due 09/15/11	25,015,000
60,500,000		Turquoise Card Backed Securities Plc, Series 06-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .01%, 5.33%, due 05/16/11	60,488,184
18,000,000		World Financial Network Credit Card Master Trust, Series 02-A, Class A, Variable Rate, 1 mo. LIBOR + .43%, 5.75%, due 08/15/11	18,025,740
54,100,000		World Financial Network Credit Card Master Trust, Series 04-A, Class A, Variable Rate, 1 mo. LIBOR + .18%, 5.50%, due 03/15/13	54,170,330
15,000,000		World Financial Network Credit Card Master Trust, Series 06-A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .13%, 5.45%, due 02/15/17	15,000,000
		Total Credit Cards	1,143,178,548

		Emerging Markets Collateralized Debt Obligations — 0.2%
16,000,000		Santiago CDO Ltd., Series 05-1A, Class A, 144A, Variable Rate, 6 mo. LIBOR + .40%, 5.77%, due 04/18/17	16,004,160

	Equipment Leases — 0.4%
7,500,000	CNH Equipment Trust, Series 04-A, Class A4A, Variable Rate, 1 mo. LIBOR + .11%, 5.43%, due 09/15/11	7,502,930
23,000,000	CNH Equipment Trust, Series 05-A, Class A4A, Variable Rate, 1 mo. LIBOR + .04%, 5.36%, due 06/15/12	23,000,000
	Total Equipment Leases	30,502,930

	High Yield Collateralized Debt Obligations — 0.0%
1,670,817	SHYPPCO Finance Co., Series II, Class A-2B, 6.64%, due 06/15/10	1,649,932

	Insurance Premiums — 0.4%
16,000,000	AICCO Premium Finance Master Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .08%, 5.40%, due 04/15/10	15,985,440
11,000,000	Mellon Bank Premium Finance Loan Master Trust, Series 04-1, Class A, Variable Rate, 3 mo. LIBOR + .16%, 5.51%, due 06/15/09	11,007,700
	Total Insurance Premiums	26,993,140

	Insured Auto Financing — 4.0%
17,500,000	Aesop Funding II LLC, Series 03-5A, Class A2, 144A, XL Capital Assurance, Variable Rate, 1 mo. LIBOR +.38%, 5.70%, due 12/20/09	17,571,427
10,000,000	Aesop Funding II LLC, Series 05-1A, Class A3, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .12%, 5.44%, due 04/20/10	9,967,300
19,550,000	AmeriCredit Automobile Receivables Trust, Series 05-BM, Class A4, MBIA, Variable Rate, 1 mo. LIBOR + .08%, 5.40%, due 05/06/12	19,558,800
35,000,000	AmeriCredit Automobile Receivables Trust, Series 06-RM, Class A1, MBIA, 5.37%, due 10/06/09	34,994,130
20,000,000	AmeriCredit Automobile Receivables Trust, Series 07-BF, Class A4, MBIA, Variable Rate, 1 mo. LIBOR + .05%, 5.37%, due 12/06/13	20,000,000
11,539,026	Capital One Auto Finance Trust, Series 04-A, Class A4, AMBAC, Variable Rate, 1 mo. LIBOR + .10%, 5.42%, due 03/15/11	11,546,720
9,047,462	Capital One Auto Finance Trust, Series 04-B, Class A4, MBIA, Variable Rate, 1 mo. LIBOR + .11%, 5.43%, due 08/15/11	9,054,975
37,000,000	Capital One Auto Finance Trust, Series 06-A, Class A4, AMBAC, Variable Rate, 1 mo. LIBOR + .01%, 5.33%, due 12/15/12	36,986,976
29,000,000	Capital One Auto Finance Trust, Series 06-B, Class A4, MBIA, Variable Rate, 1 mo. LIBOR + .02%, 5.34%, due 07/15/13	28,990,430
8,000,000	Capital One Auto Finance Trust, Series 07-A, Class A4, AMBAC, Variable Rate, 1 mo. LIBOR + .02%, 5.34%, due 11/15/13	7,995,520
9,000,000	Hertz Vehicle Financing LLC, Series 05-1A, Class A1, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .14%, 5.46%, due 02/25/10	9,005,264
2,000,000	Hertz Vehicle Financing LLC, Series 05-2A, Class A3, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .20%, 5.52%, due 02/25/11	2,000,940
10,000,000	Hertz Vehicle Financing LLC, Series 05-2A, Class A5, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .25%, 5.57%, due 11/25/11	10,009,019
15,000,000	Rental Car Finance Corp., Series 04-1A, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .20%, 5.52%, due 06/25/09	15,010,035
50,000,000	Santander Drive Auto Receivables Trust, Series 07-1, Class A4, AMBAC, 1 mo. LIBOR + .05%, 5.37%, due 09/15/14	49,999,734
1,067,908	UPFC Auto Receivables Trust, Series 06-B, Class A1, AMBAC, 5.34%, due 12/15/07	1,067,908
8,740,000	UPFC Auto Receivables Trust, Series 06-B, Class A3, AMBAC, 5.01%, due 08/15/12	8,683,627
	Total Insured Auto Financing	292,442,805

	Insured Business Loans — 0.2%
5,651,346	CNL Commercial Mortgage Loan Trust, Series 03-2A, Class A1, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .44%, 5.76%, due 10/25/30	5,666,742
4,990,553	Golden Securities Corp., Series 03-A, Class A1, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .30%, 5.62%, due 12/02/13	4,994,046
	Total Insured Business Loans	10,660,788

	Insured Credit Cards — 0.6%
11,000,000	Cabela’s Master Credit Card Trust, Series 03-1A, Class A, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .30%, 5.62%, due 01/15/10	11,020,535
35,000,000	Cabela’s Master Credit Card Trust, Series 04-2A, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .12%, 5.44%, due 03/15/11	35,051,277
	Total Insured Credit Cards	46,071,812

		Insured High Yield Collateralized Debt Obligations — 0.7%
27,596,154		Augusta Funding Ltd., Series 10A, Class F-1, 144A, CapMAC, Variable Rate, 3 mo. LIBOR +.25%, 5.60%, due 06/30/17	27,596,154
1,165,337		Cigna CBO Ltd, Series 96-1, Class A2, 144A, Variable Rate, CapMAC, 6.46%, due 11/15/08	1,165,337
10,000,000		GSC Partners CDO Fund Ltd, Series 03-4A, Class A3, 144A, AMBAC, Variable Rate, 3 mo. LIBOR + .46%, 5.82%, due 12/16/15	10,002,243
11,885,385		GSC Partners CDO Fund Ltd, Series 2A, Class A, 144A, FSA, Variable Rate, 6 mo. LIBOR + .52%, 5.89%, due 05/22/13	11,885,385
		Total Insured High Yield Collateralized Debt Obligations	50,649,119

		Insured Residential Asset-Backed Securities (European) — 0.1%
GBP	1,283,426	RMAC, Series 03-NS1A Class A2A, 144A, AMBAC, Variable Rate, 3 mo. GBP LIBOR + .45%, 5.98%, due 06/12/35	2,545,123
GBP	2,312,830	RMAC, Series 03-NS2A Class A2A, 144A, AMBAC, Variable Rate, 3 mo. GBP LIBOR + .40%, 5.93%, due 09/12/35	4,592,001
		Total Insured Residential Asset-Backed Securities (European)	7,137,124

		Insured Residential Asset-Backed Securities (United States) — 0.2%
7,066,295		Ameriquest Mortgage Securities, Inc., Series 04-R6, Class A1, XL Capital Assurance, Variable Rate, 1 mo. LIBOR + .21%, 5.53%, due 07/25/34	7,067,001
6,468,244		Citigroup Mortgage Loan Trust, Inc., Series 03-HE3, Class A, AMBAC, Variable Rate, 1 mo. LIBOR + .38%, 5.70%, due 12/25/33	6,483,768
840,299		Quest Trust, Series 03-X4A, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .43%, 5.75%, due 12/25/33	841,258
1,766,287		Quest Trust, Series 04-X1, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .33%, 5.65%, due 03/25/34	1,772,469
		Total Insured Residential Asset-Backed Securities (United States)	16,164,496

		Insured Residential Mortgage-Backed Securities (United States) — 1.0%
1,274,663		Chevy Chase Mortgage Funding Corp., Series 03-4, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .34%, 5.66%, due 10/25/34	1,275,428
3,038,178		Chevy Chase Mortgage Funding Corp., Series 04-1A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .33%, 5.65%, due 01/25/38	3,039,697
35,000,000		Countrywide Home Equity Loan Trust, Series 07-E, Class A, AMBAC, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 11/15/32	34,924,082
10,000,000		GMAC Mortgage Corp. Loan Trust, Series 04-HE3, Class A3, FSA, Variable Rate, 1 mo. LIBOR + .23%, 5.55%, due 10/25/34	9,998,047
1,367,729		GreenPoint Home Equity Loan Trust, Series 04-1, Class A, AMBAC, Variable Rate, 1 mo. LIBOR + .23%, 5.55%, due 07/25/29	1,367,809
1,337,093		GreenPoint Home Equity Loan Trust, Series 04-4, Class A, AMBAC, Variable Rate, 1 mo. LIBOR + .28%, 5.60%, due 08/15/30	1,338,088
2,882,379		Lehman ABS Corp., Series 04-2, Class A, AMBAC, Variable Rate, 1 mo. LIBOR + .22%, 5.54%, due 06/25/34	2,884,108
970,205		Residential Funding Mortgage Securities II, Series 03-HS1, Class AII, FGIC, Variable Rate, 1 mo. LIBOR + .29%, 5.61%, due 12/25/32	970,409
8,539,031		SBI Heloc Trust, Series 05-HE1, Class 1A, 144A, FSA, Variable Rate, 1 mo. LIBOR + .19%, 5.51%, due 11/25/35	8,538,092
5,308,965		Wachovia Asset Securitization, Inc., Series 02-HE1, Class A, AMBAC, Variable Rate, 1 mo. LIBOR + .37%, 5.69%, due 09/27/32	5,317,535
5,823,761		Wachovia Asset Securitization, Inc., Series 04-HE1, Class A, MBIA, Variable Rate, 1 mo. LIBOR + .22%, 5.54%, due 06/25/34	5,829,059

		Total Insured Residential Mortgage-Backed Securities (United States)	75,482,354

		Insured Time Share — 0.5%
4,020,995		Cendant Timeshare Receivables Funding LLC, Series 04-1A, Class A2, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .18%, 5.50%, due 05/20/16	4,017,665
7,144,519		Cendant Timeshare Receivables Funding LLC, Series 05-1A, Class A2, 144A, FGIC, Variable Rate, 1 mo. LIBOR + .18%, 5.50%, due 05/20/17	7,143,402
13,661,290		Sierra Receivables Funding Co., Series 07-1A, Class A2, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 05/20/18	13,661,222
15,000,000		Sierra Receivables Funding Co., Series 07-1A, Class A2, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 03/20/19	15,000,000
		Total Insured Time Share	39,822,289

	Insured Transportation — 0.1%
10,375,000	GE Seaco Finance, Series 04-1A, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .30%, 5.62%, due 04/17/19	10,375,000

	Investment Grade Corporate Collateralized Debt Obligations — 3.5%
20,000,000	Counts Trust, Series 04-2, 144A, Variable Rate, 3 mo. LIBOR + .95%, 6.30%, due 09/20/09	20,296,400
10,000,000	Morgan Stanley ACES SPC, Series 04-12, Class A, 144A, Variable Rate, 3 mo. LIBOR + .60%, 5.96%, due 08/05/09	10,110,000
7,000,000	Morgan Stanley ACES SPC, Series 04-12, Class I, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 6.16%, due 08/05/09	7,010,500
6,000,000	Morgan Stanley ACES SPC, Series 04-15, Class I, 144A, Variable Rate, 3 mo. LIBOR + .45%, 5.80%, due 12/20/09	6,054,000
11,000,000	Morgan Stanley ACES SPC, Series 04-15, Class II, 144A, Variable Rate, 3 mo. LIBOR + .65%, 6.00%, due 12/20/09	11,148,500
3,000,000	Morgan Stanley ACES SPC, Series 04-15, Class III, 144A, Variable Rate, 3 mo. LIBOR + .75%, 6.12%, due 12/20/09	3,027,000
16,000,000	Morgan Stanley ACES SPC, Series 05-10, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .52%, 5.87%, due 03/20/10	16,072,000
30,000,000	Morgan Stanley ACES SPC, Series 05-15, Class A, 144A, Variable Rate, 3 mo. LIBOR + .40%, 5.75%, due 12/20/10	30,150,000
16,000,000	Morgan Stanley ACES SPC, Series 05-2A, Class A, 144A, Variable Rate, 3 mo. LIBOR + .45%, 5.80%, due 03/20/10	16,088,000
46,000,000	Morgan Stanley ACES SPC, Series 06-13A, Class A, 144A, Variable Rate, 3 mo. LIBOR + .29%, 5.65%, due 06/20/13	44,978,800
15,000,000	Prism Orso Trust, Series 04-MAPL, Class CERT, 144A, Variable Rate, 1 mo. LIBOR + .70%, 6.05%, due 08/01/11	15,202,500
49,000,000	Reve SPC, 144A, Variable Rate, 3 mo. LIBOR + .22%, 5.58%, due 03/20/14	49,000,000
30,000,000	Salisbury International Investments Ltd., Series E, MTN, Variable Rate, 3 mo. LIBOR + .42%, 5.77%, due 06/22/10	29,899,500
	Total Investment Grade Corporate Collateralized Debt Obligations	259,037,200

	Other — 2.2%
30,000,000	DB Master Finance LLC, Series 06-1, Class A2, 144A, AMBAC, 5.78%, due 06/20/31	30,119,262
60,000,000	Dominos Pizza Master Issuer LLC, Series 07-1, Class A2, 144A, 5.26%, due 04/25/37	59,107,020
19,327,466	Henderson Receivables LLC, Series 06-3A, Class A1, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .20%, 5.52%, due 09/15/41	19,328,239
18,762,306	Henderson Receivables LLC, Series 06-4A, Class A1, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .20%, 5.52%, due 12/15/41	18,763,056
29,000,000	TIB Card Receivables Fund, 144A, FGIC, Variable Rate, 4 mo. LIBOR + .25%, 5.60%, due 01/05/14	29,011,600
3,488,000	Toll Road Investment Part II, 144A, MBIA, Zero Coupon, due 02/15/30	933,877
35,000,000	Toll Road Investment Part II, Series C, 144A, MBIA, Zero Coupon, due 02/15/37	6,216,700
	Total Other	163,479,754

	Rate Reduction Bonds — 1.3%
3,510,000	Connecticut RRB Special Purpose Trust CL&P-1, Series 01-1, Class A4, Variable Rate, 3 mo. LIBOR + .31%, 5.66%, due 12/30/10	3,517,898
23,000,000	Massachusetts RRB Special Purpose Trust, Series 05-1, Class A3, 4.13%, due 09/15/13	22,280,100
30,000,000	PG&E Energy Recovery Funding LLC, Series 05-1, Class A4, 4.37%, due 06/25/14	28,938,281
29,212,607	PG&E Energy Recovery Funding LLC, Series 05-2, Class A1, 4.85%, due 06/25/11	29,092,835
9,418,265	PSE&G Transition Funding LLC, Series 01-1, Class A4, Variable Rate, 3 mo. LIBOR + .30%, 5.65%, due 06/15/11	9,446,520
	Total Rate Reduction Bonds	93,275,634

	Residential Asset-Backed Securities (United States) — 23.6%
7,160,934	Accredited Mortage Loan Trust, Series 07-1, Class A1, Variable Rate, 1 mo. LIBOR + .05%, 5.37%, due 02/25/37	7,159,788
2,182,298	Accredited Mortgage Loan Trust, Series 04-4, Class A1B, Variable Rate, 1 mo. LIBOR + .39%, 5.71%, due 01/25/35	2,187,669
16,378,000	ACE Securities Corp., Series 05-AG1, Class A2B, Variable Rate, 1 mo. LIBOR + .21%, 5.53%, due 08/25/35	16,384,551
20,000,000	ACE Securities Corp., Series 05-ASP1, Class A2B, Variable Rate, 1 mo. LIBOR + .21%, 5.53%, due 09/25/35	20,005,600
7,000,000	ACE Securities Corp., Series 05-ASP1, Class A2C, Variable Rate, 1 mo. LIBOR + .27%, 5.59%, due 09/25/35	7,003,150
8,531,571	ACE Securities Corp., Series 06-ASL1, Class A, Variable Rate, 1 mo. LIBOR + .14%, 5.46%, due 02/25/36	8,437,212
36,409,000	ACE Securities Corp., Series 06-ASP1, Class A2B, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 12/25/35	36,408,636
30,000,000	ACE Securities Corp., Series 06-ASP2, Class A2B, Variable Rate, 1 mo. LIBOR + .14%, 5.46%, due 03/25/36	29,976,600
10,000,000	ACE Securities Corp., Series 06-ASP2, Class A2C, Variable Rate, 1 mo. LIBOR + .18%, 5.50%, due 03/25/36	9,986,600
17,000,000	ACE Securities Corp., Series 06-ASP4, Class A2B, Variable Rate, 1 mo. LIBOR + .10%, 5.42%, due 08/25/36	16,976,030
24,000,000	ACE Securities Corp., Series 06-ASP5, Class A2C, Variable Rate, 1 mo. LIBOR + .18%, 5.50%, due 10/25/36	23,910,960
6,700,494	ACE Securities Corp., Series 06-CW1, Class A2A, Variable Rate, 1 mo. LIBOR + .05%, 5.37%, due 07/25/36	6,698,216
22,000,000	ACE Securities Corp., Series 06-CW1, Class A2B, Variable Rate, 1 mo. LIBOR + .10%, 5.42%, due 07/25/36	21,980,420
17,500,000	ACE Securities Corp., Series 06-HE3, Class A2B, Variable Rate, 1 mo. LIBOR + .09%, 5.41%, due 06/25/36	17,484,425
13,000,000	ACE Securities Corp., Series 06-OP1, Class A2C, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 04/25/36	12,991,160
14,487,472	ACE Securities Corp., Series 06-SL1, Class A, Variable Rate, 1 mo. LIBOR + .16%, 5.48%, due 09/25/35	14,345,784
17,913,460	ACE Securities Corp., Series 06-SL3, Class A1, Variable Rate, 1 mo. LIBOR + .10%, 5.42%, due 06/25/36	17,737,371
14,036,000	ACE Securities Corp., Series 06-SL3, Class A2, Variable Rate, 1 mo. LIBOR + .17%, 5.49%, due 06/25/36	13,256,441
41,350,189	ACE Securities Corp., Series 07-HE1, Class A2A, Variable Rate, 1 mo. LIBOR + .09%, 5.41%, due 01/25/37	41,340,678
19,909,919	ACE Securities Corp., Series 07-WM1, Class A2A, Variable Rate, 1 mo. LIBOR + .07%, 5.39%, due 11/25/36	19,902,154
7,000,000	Aegis Asset Backed Securities Trust, Series 05-5, Class 1A2, Variable Rate, 1 mo. LIBOR + .18%, 5.50%, due 12/25/35	7,001,120
4,100,651	Argent Securities, Inc., Series 04-W8, Class A5, Variable Rate, 1 mo. LIBOR + .52%, 5.84%, due 05/25/34	4,110,262
61,000,000	Argent Securities, Inc., Series 06-M1, Class A2C, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 07/25/36	60,866,563
35,000,000	Argent Securities, Inc., Series 06-W2, Class A2B, Variable Rate, 1 mo. LIBOR + .19%, 5.51%, due 03/25/36	34,972,000
13,000,000	Argent Securities, Inc., Series 06-W5, Class A2C, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 06/25/36	12,983,750
19,000,000	Asset Backed Funding Certificates, Series 06-OPT2, Class A3B, Variable Rate, 1 mo. LIBOR + .11%, 5.43%, due 10/25/36	18,999,924
13,500,000	Asset Backed Funding Certificates, Series 06-OPT2, Class A3C, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 10/25/36	13,487,351
6,846,018	Asset Backed Funding Certificates, Series 06-OPT3, Class A3A, Variable Rate, 1 mo. LIBOR + .06%, 5.38%, due 11/25/36	6,843,882
10,000,000	Bayview Financial Acquisition Trust, Series 04-B, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .50%, 5.82%, due 05/28/39	9,991,109
10,400,000	Bayview Financial Acquisition Trust, Series 04-B, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .65%, 5.97%, due 05/28/39	10,404,556
15,000,000	Bayview Financial Acquisition Trust, Series 05-A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .50%, 5.82%, due 02/28/40	15,000,000
8,976,576	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A1, Variable Rate, 1 mo. LIBOR + .11%, 5.43%, due 11/25/36	8,968,228
10,000,000	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A2, Variable Rate, 1 mo. LIBOR + .20%, 5.52%, due 11/25/36	9,938,500
13,952,084	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, Variable Rate, 1 mo. LIBOR + .16%, 5.48%, due 02/25/37	13,952,084
7,598,434	Carrington Mortgage Loan Trust, Series 05-OPT2, Class A1C, Variable Rate, 1 mo. LIBOR + .23%, 5.55%, due 05/25/35	7,597,294
39,000,000	Carrington Mortgage Loan Trust, Series 06-NC1, Class A2, Variable Rate, 1 mo. LIBOR + .16%, 5.48%, due 01/25/36	38,976,600
12,607,389	Carrington Mortgage Loan Trust, Series 07-FRE1, Class A1, Variable Rate, 1 mo. LIBOR + .12%, 5.44%, due 02/25/37	12,575,870

47,000,000	Carrington Mortgage Loan Trust, Series 07-FRE1, Class A2, Variable Rate, 1 mo. LIBOR + .20%, 5.52%, due 02/25/37	47,000,000
28,460,367	Centex Home Equity, Series 05-C, Class AV3, Variable Rate, 1 mo. LIBOR + .23%, 5.55%, due 06/25/35	28,471,040
16,500,000	Centex Home Equity, Series 06-A, Class AV3, Variable Rate, 1 mo. LIBOR + .16%, 5.48%, due 06/25/36	16,506,600
837,588	Chase Funding Mortgage Loan Trust, Series 03-3, Class 2A2, Variable Rate, 1 mo. LIBOR + .27%, 5.59%, due 04/25/33	837,874
522,737	Citigroup Mortgage Loan Trust, Inc., Series 04-OPT1, Class A1B, Variable Rate, 1 mo. LIBOR + .41%, 5.73%, due 10/25/34	523,364
14,500,000	Citigroup Mortgage Loan Trust, Inc., Series 06-HE3, Class A2C, Variable Rate, 1 mo. LIBOR + .16%, 5.48%, due 12/25/36	14,467,124
46,500,000	Countrywide Asset-Backed Certificates, Series 06-BC3, Class 2A2, Variable Rate, 1 mo. LIBOR + .14%, 5.46%, due 02/25/37	46,459,081
32,899,705	Countrywide Asset-Backed Certificates, Series 06-BC5, Class 2A1, Variable Rate, 1 mo. LIBOR + .08%, 5.40%, due 03/25/37	32,904,208
20,712,681	Credit-Based Asset Servicing & Securitization, Series 06-RP1, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .11%, 5.43%, due 04/25/36	20,712,681
639,658	Equity One ABS, Inc., Series 04-1, Class AV2, Variable Rate, 1 mo. LIBOR + .30%, 5.62%, due 04/25/34	640,058
18,500,000	First Franklin Mortgage Loan Asset Backed Certificates, Series 06-FF5, Class 2A3, Variable Rate, 1 mo. LIBOR + .16%, 5.48%, due 04/25/36	18,481,934
4,764,891	Fremont Home Loan Trust, Series 05-B, Class 2A2, Variable Rate, 1 mo. LIBOR + .20%, 5.52%, due 04/25/35	4,763,985
12,479,154	Fremont Home Loan Trust, Series 06-A, Class 1A2, Variable Rate, 1 mo. LIBOR + .19%, 5.51%, due 05/25/36	12,485,004
10,000,000	Fremont Home Loan Trust, Series 06-B, Class 2A2, Variable Rate, 1 mo. LIBOR + .10%, 5.42%, due 08/25/36	9,993,750
23,625,000	Fremont Home Loan Trust, Series 06-B, Class 2A3, Variable Rate, 1 mo. LIBOR + .16%, 5.48%, due 08/25/36	23,602,852
29,477,000	GE-WMC Mortgage Securities, Series 05-2, Class A2B, Variable Rate, 1 mo. LIBOR + .17%, 5.49%, due 12/25/35	29,486,212
19,000,000	GE-WMC Mortgage Securities, Series 06-1, Class A2B, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 08/25/36	18,982,710
6,407,806	GreenPoint Mortgage Funding Trust, Series 05-HE4, Class 2A3C, Variable Rate, 1 mo. LIBOR + .25%, 5.57%, due 07/25/30	6,407,806
11,580,231	Home Equity Asset Trust, Series 05-4, Class 2A2, Variable Rate, 1 mo. LIBOR + .23%, 5.55%, due 10/25/35	11,590,376
6,372,615	Household Home Equity Loan Trust, Series 05-2, Class A2, Variable Rate, 1 mo. LIBOR + .31%, 5.63%, due 01/20/35	6,391,782
7,064,011	Household Home Equity Loan Trust, Series 05-3, Class A2, Variable Rate, 1 mo. LIBOR + .29%, 5.61%, due 01/20/35	7,075,325
21,425,876	Household Home Equity Loan Trust, Series 06-1, Class A1, Variable Rate, 1 mo. LIBOR + .16%, 5.48%, due 01/20/36	21,425,876
2,949,809	IndyMac Residential Asset Backed Trust, Series 06-B, Class 2A1, Variable Rate, 1 mo. LIBOR + .06%, 5.38%, due 03/14/10	2,949,517
38,000,000	J.P. Morgan Mortgage Acquisition Corp., Series 06-WMC4, Class A3, Variable Rate, 1 mo. LIBOR + .12%, 5.44%, due 12/25/36	37,988,220
21,256,667	Long Beach Mortgage Loan Trust, Series 05-WL2, Class 3A1, Variable Rate, 1 mo. LIBOR + .18%, 5.50%, due 08/25/35	21,252,415
10,000,000	Master Asset-Backed Securities Trust, Series 05-FRE1, Class A4, Variable Rate, 1 mo. LIBOR + .25%, 5.57%, due 10/25/35	10,044,381
14,490,000	Master Asset-Backed Securities Trust, Series 06-AM3, Class A2, Variable Rate, 1 mo. LIBOR + .13%, 5.45%, due 10/25/36	14,483,398
25,910,000	Master Asset-Backed Securities Trust, Series 06-FRE2, Class A4, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 03/25/36	25,895,595
3,457,414	Master Asset-Backed Securities Trust, Series 06-HE1, Class A1, Variable Rate, 1 mo. LIBOR + .08%, 5.40%, due 01/25/36	3,457,746
14,300,000	Master Asset-Backed Securities Trust, Series 06-HE2, Class A3, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 06/25/36	14,225,050
30,390,000	Master Asset-Backed Securities Trust, Series 06-HE3, Class A3, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 08/25/36	30,042,827
17,000,000	Master Asset-Backed Securities Trust, Series 06-NC3, Class A4, Variable Rate, 1 mo. LIBOR + .16%, 5.48%, due 10/25/36	16,864,277
42,000,000	Master Asset-Backed Securities Trust, Series 06-WMC1, Class A2, Variable Rate, 1 mo. LIBOR + .11%, 5.43%, due 02/25/36	41,978,208
14,157,377	Master Second Lien Trust, Series 06-1, Class A, Variable Rate, 1 mo. LIBOR + .16%, 5.48%, due 03/25/36	14,164,349
32,918,333	Merrill Lynch Mortgage Investors, Series 07-HE2, Class A2A, Variable Rate, 1 mo. LIBOR + .12%, 5.44%, due 02/25/37	32,917,047

6,127,159	Morgan Stanley ABS Capital I, Series 04-SD1, Class A, Variable Rate, 1 mo. LIBOR + .40%, 5.72%, due 08/25/34	6,127,159
40,000,000	Morgan Stanley ABS Capital I, Series 07-HE4, Class A2C, Variable Rate, 1 mo. LIBOR + .23%, 5.55%, due 02/25/37	40,000,000
4,994,447	Morgan Stanley Home Equity Loans, Series 05-2, Class A2B, Variable Rate, 1 mo. LIBOR + 0.22%, 5.54%, due 05/25/35	4,994,896
4,074,905	Morgan Stanley Home Equity Loans, Series 06-2, Class A1, Variable Rate, 1 mo. LIBOR + 0.07%, 5.39%, due 02/25/36	4,074,268
27,500,000	Morgan Stanley Home Equity Loans, Series 06-3, Class A3, Variable Rate, 1 mo. LIBOR + .16%, 5.48%, due 04/25/36	27,448,438
29,499,480	Morgan Stanley Home Equity Loans, Series 07-2, Class A1, Variable Rate, 1 mo. LIBOR + .10%, 5.42%, due 04/25/37	29,499,480
11,500,000	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, Variable Rate, 1 mo. LIBOR + 0.15%, 5.47%, due 11/25/36	11,471,250
8,704,392	Nomura Home Equity Loan, Inc., Series 05-FM1, Class 2A2, Variable Rate, 1 mo. LIBOR + .22%, 5.54%, due 05/25/35	8,703,032
16,016,000	Nomura Home Equity Loan, Inc., Series 06-FM1, Class 2A2, Variable Rate, 1 mo. LIBOR + .16%, 5.48%, due 11/25/35	16,005,990
3,834,391	Option One Mortgage Loan Trust, Series 05-3, Class A4, Variable Rate, 1 mo. LIBOR + .25%, 5.57%, due 08/25/35	3,839,184
12,890,495	People’s Choice Home Loan Securities Trust, Series 05-3, Class 1A2, Variable Rate, 1 mo. LIBOR + .27%, 5.59%, due 08/25/35	12,905,469
27,100,026	People’s Choice Home Loan Securities Trust, Series 05-4, Class 1A2, Variable Rate, 1 mo. LIBOR + .26%, 5.58%, due 12/25/35	27,091,625
5,984,450	RAAC Series Trust, Series 05-RP3, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .23%, 5.55%, due 05/25/39	5,984,390
24,235,000	RAAC Series Trust, Series 06-SP1, Class A2, Variable Rate, 1 mo. LIBOR + .19%, 5.51%, due 09/25/45	24,212,280
16,000,000	Residential Asset Mortgage Products, Inc., Series 05-RS4, Class A3, Variable Rate, 1 mo. LIBOR + .23%, 5.55%, due 04/25/35	16,005,000
11,766,943	Residential Asset Mortgage Products, Inc., Series 05-RS8, Class A2, Variable Rate, 1 mo. LIBOR + .29%, 5.61%, due 10/25/33	11,766,943
50,000,000	Residential Asset Mortgage Products, Inc., Series 05-RS9, Class Al3, Variable Rate, 1 mo. LIBOR + .22%, 5.54%, due 11/25/35	50,030,000
24,473,849	Residential Asset Securities Corp., Series 07-KS3, Class Al1, Variable Rate, 1 mo. LIBOR + .11%, 5.43%, due 02/25/30	24,473,604
279,557	Saxon Asset Securities Trust, Series 04-1, Class A, Variable Rate, 1 mo. LIBOR + .27%, 5.86%, due 03/25/35	279,557
2,334,402	Security National Mortgage Loan Trust, Series 05-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .29%, 5.61%, due 02/25/36	2,333,001
11,033,435	Security National Mortgage Loan Trust, Series 06-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .29%, 5.61%, due 10/25/36	11,021,298
13,927,702	SG Mortgage Securities Trust, Series 05-OPT1, Class A2, Variable Rate, 1 mo. LIBOR + .26%, 5.58%, due 10/25/35	13,927,702
1,503,132	Soundview Home Equity Loan Trust, Series 06-OPT1, Class 2A1, Variable Rate, 1 mo. LIBOR + .07%, 5.39%, due 03/25/36	1,502,897
20,000,000	Specialty Underwriting & Residential Finance, Series 06-BC3, Class A2C, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 06/25/37	19,909,375
13,000,000	Structured Asset Investment Loan Trust, Series 06-1, Class A3, Variable Rate, 1 mo. LIBOR + .20%, 5.52%, due 01/25/36	12,984,311
23,479,115	Structured Asset Securities Corp., Series 05-S6, Class A2, Variable Rate, 1 mo. LIBOR + .29%, 5.61%, due 11/25/35	23,478,990
38,666,177	Yale Mortgage Loan Trust, Series 07-1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .40%, 5.72%, due 06/25/37	38,666,177
	Total Residential Asset-Backed Securities (United States)	1,725,051,526

	Residential Mortgage-Backed Securities (Australian) — 5.1%
2,682,460	Arms II, Series E3, Class A, Variable Rate, 3 mo. LIBOR + .25%, 5.61%, due 11/10/32	2,684,552
12,276,236	Australian Mortgage Securities II, Series G3, Class A1A, Variable Rate, 3 mo. LIBOR + .21%, 5.56%, due 01/10/35	12,300,052
13,016,477	Crusade Global Trust, Series 04-2, Class A1, Variable Rate, 3 mo. LIBOR + .13%, 5.49%, due 11/19/37	13,022,985
6,180,565	Crusade Global Trust, Series 05-1, Class A1, Variable Rate, 3 mo. LIBOR + .06%, 5.41%, due 06/17/37	6,177,908
20,348,228	Crusade Global Trust, Series 06-1, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .06%, 5.42%, due 07/20/38	20,342,531
31,740,056	Crusade Global Trust, Series 07-1, Class A1, Variable Rate, 3 mo. LIBOR + .06%, 5.42%, due 04/19/38	31,738,565
9,727,242	Interstar Millennium Trust Series 03-3G Class A2, Variable Rate, 3 mo. LIBOR + .25%, 5.60%, due 09/27/35	9,748,642

9,912,165	Interstar Millennium Trust, Series 03-5G, Class A2, Variable Rate, 3 mo. LIBOR + .25%, 5.61%, due 01/20/36	9,926,042
10,115,770	Interstar Millennium Trust, Series 04-2G, Class A, Variable Rate, 3 mo. LIBOR + .20%, 5.56%, due 03/14/36	10,131,955
4,794,599	Interstar Millennium Trust, Series 05-1G, Class A, Variable Rate, 3 mo. LIBOR + .12%, 5.46%, due 12/08/36	4,797,236
6,532,037	Medallion Trust, Series 03-1G, Class A, Variable Rate, 3 mo. LIBOR + .19%, 5.54%, due 12/21/33	6,544,578
8,894,593	Medallion Trust, Series 04-1G, Class A1, Variable Rate, 3 mo. LIBOR + .13%, 5.49%, due 05/25/35	8,889,256
4,799,461	Medallion Trust, Series 05-1G, Class A1, Variable Rate, 3 mo. LIBOR + .08%, 5.44%, due 05/10/36	4,799,269
22,982,175	Medallion Trust, Series 06-1G, Class A1, Variable Rate, 3 mo. LIBOR + .05%, 5.41%, due 06/14/37	22,981,715
15,845,132	Medallion Trust, Series 07-1G, Class A1, Variable Rate, 3 mo. LIBOR + .04%, 5.40%, due 02/27/39	15,844,974
14,660,748	National RMBS Trust, Series 04-1, Class A1, Variable Rate, 3 mo. LIBOR + .11%, 5.46%, due 03/20/34	14,671,010
36,239,707	National RMBS Trust, Series 06-3, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .07%, 5.43%, due 10/20/37	36,229,922
36,410,000	Puma Finance Ltd., Series G5, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .07%, 5.43%, due 02/21/38	36,388,154
37,000,000	Superannuation Members Home Loans Global Fund, Series 07-1, Class A1, Variable Rate, 3 mo. LIBOR + .06%, 5.42%, due 12/12/35	37,000,000
4,633,983	Superannuation Members Home Loans Global Fund, Series 4A, Class A, Variable Rate, 3 mo. LIBOR + .22%, 5.57%, due 10/09/29	4,640,280
2,415,513	Superannuation Members Home Loans Global Fund, Series 6, Class A, Variable Rate, 3 mo. LIBOR + .16%, 5.52%, due 11/09/35	2,417,687
5,826,877	Superannuation Members Home Loans Global Fund, Series 7, Class A1, Variable Rate, 3 mo. LIBOR + .14%, 5.48%, due 03/09/36	5,833,770
5,084,752	Superannuation Members Home Loans Global Fund, Series 8, Class A1, Variable Rate, 3 mo. LIBOR + .07%, 5.43%, due 01/12/37	5,083,735
13,628,647	Westpac Securitization Trust, Series 05-1G, Class A1, Variable Rate, 3 mo. LIBOR + .07%, 5.42%, due 03/23/36	13,625,785
37,000,000	Westpac Securitization Trust, Series 07-1G, Class A2A, Variable Rate, 3 mo. LIBOR + .05%, 5.40%, due 05/21/38	37,000,000
	Total Residential Mortgage-Backed Securities (Australian)	372,820,603

	Residential Mortgage-Backed Securities (European) — 7.5%
16,600,000	Aire Valley Mortgages, Series 06-1A, Class 1A, 144A, Variable Rate, 3 mo. LIBOR + .11%, 5.46%, due 09/20/66	16,590,040
20,000,000	Aire Valley Mortgages, Series 07-1A, Class 1A2, 144A, Variable Rate, 3 mo. LIBOR + .09%, 5.45%, due 03/20/30	19,988,000
16,000,000	Arkle Master Issuer Plc, Series 06-1A, Class 4A1, 144A, Variable Rate, 3 mo. LIBOR + .09%, 5.45%, due 02/17/52	15,990,400
7,506,562	Arran Residential Mortgages Funding Plc, Series 06-1A, Class A1B, 144A, Variable Rate, 3 mo. LIBOR + .02%, 5.34%, due 04/12/36	7,505,682
40,000,000	Brunel Residential Mortgages, Series 07-1A, Class A4C, Variable Rate, 3 mo. LIBOR + .10%, 5.42%, due 01/13/39	39,974,000
28,700,459	Gracechurch Mortgage Financing Plc, Series 06-1, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .03%, 5.39%, due 11/20/31	28,697,589
9,885,899	Gracechurch Mortgage Funding Plc, Series 1A, Class A2B, 144A, Variable Rate, 3 mo. LIBOR + .07%, 5.42%, due 10/11/41	9,884,910
7,725,166	Granite Master Issuer Plc, Series 05-2, Class A4, Variable Rate, 3 mo. LIBOR + .08%, 5.44%, due 12/20/54	7,726,476
15,000,000	Granite Master Issuer Plc, Series 06-2, Class A4, Variable Rate, 3 mo. LIBOR + .04%, 5.40%, due 12/20/54	14,991,211
11,000,000	Granite Master Issuer Plc, Series 07-1, Class 1A1, Variable Rate, 1 mo. LIBOR + .03%, 5.35%, due 12/20/30	10,998,711
14,421,906	Granite Mortgages Plc, Series 04-3, Class 2A1, Variable Rate, 3 mo. LIBOR + .14%, 5.49%, due 09/20/44	14,433,155
49,000,000	Holmes Financing Plc, Series 10A, Class 4A1, 144A, Variable Rate, 3 mo. LIBOR + .08%, 5.44%, due 07/15/40	48,997,550
18,000,000	Kildare Securities Ltd., Series 07-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .02%, 5.38%, due 06/10/14	17,989,200
30,000,000	Kildare Securities Ltd., Series 07-1A, Class A2, 144A, Variable Rate, 3 mo. LIBOR + .06%, 5.42%, due 12/10/43	29,999,700
8,619,200	Leek Finance Plc, Series 14A Class A2B, 144A, Variable Rate, 3 mo. LIBOR + .18%, 5.53%, due 09/21/36	8,620,062
12,610,250	Leek Finance Plc, Series 15A, Class AB, 144A, Variable Rate, 3 mo. LIBOR + .14%, 5.49%, due 03/21/37	12,607,728

5,000,000	Leek Finance Plc, Series 17A, Class A2B, 144A, Variable Rate, 3 mo. LIBOR + .14%, 5.49%, due 03/23/09	5,001,000
11,844,255	Lothian Mortgages Master Issuer Plc, Series 06-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR - .03%, 5.30%, due 01/24/28	11,837,148
3,847,662	Lothian Mortgages Plc, Series 3A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .14%, 5.49%, due 07/24/19	3,848,046
14,000,000	Mound Financing Plc, Series 5A, Class 2A, 144A, Variable Rate, 3 mo. LIBOR + .04%, 5.40%, due 05/08/16	13,997,813
23,978,050	Paragon Mortgages Plc, Series 11A, Class A1, 144A, Variable Rate, 1 mo. LIBOR - .01%, 5.31%, due 10/15/41	23,975,652
18,817,794	Paragon Mortgages Plc, Series 12A, Class A2C, 144A, Variable Rate, 3 mo. LIBOR + .11%, 5.47%, due 11/15/38	18,817,794
11,000,000	Paragon Mortgages Plc, Series 14A, Class A2C, 144A, Variable Rate, 3 mo. LIBOR, 5.44%, due 09/15/39	10,913,870
12,711,172	Paragon Mortgages Plc, Series 7A, Class A1A, 144A, Variable Rate, 3 mo. LIBOR, 5.57%, due 05/15/34	12,739,899
40,000,000	Pendeford Master Issuer Plc, Series 07-1A, Class 3A, 144A, Variable Rate, 3 mo. LIBOR + .10%, 5.46%, due 02/12/16	39,976,000
8,640,000	Permanent Financing Plc, Series 4, Class 3A, Variable Rate, 3 mo. LIBOR + .14%, 5.48%, due 03/10/24	8,650,791
10,000,000	Permanent Financing Plc, Series 5, Class 2A, Variable Rate, 3 mo. LIBOR + .11%, 5.45%, due 06/10/11	10,001,387
7,500,000	Permanent Financing Plc, Series 6, Class 2A, Variable Rate, 3 mo. LIBOR + .09%, 5.43%, due 12/10/11	7,496,850
5,000,000	Permanent Financing Plc, Series 7, Class 2A, Variable Rate, 3 mo. LIBOR + .04%, 5.38%, due 09/10/14	4,999,805
25,040,000	Permanent Financing Plc, Series 8, Class 2A, Variable Rate, 3 mo. LIBOR + .07%, 5.41%, due 06/10/14	25,024,976
8,000,000	Permanent Master Issuer Plc, Series 07-1, Class 4A, Variable Rate, 3 mo. LIBOR + .08%, 5.44%, due 10/15/33	7,999,600
1,856,320	Residential Mortgage Securities, Series 20A, Class A1B, 144A, Variable Rate, 3 mo. LIBOR + .07%, 5.43%, due 08/10/30	1,856,320
37,569,187	RMAC Securities Plc, Series 06-NS4A, Class A1B, 144A, Variable Rate, 3 mo. LIBOR + .07%, 5.41%, due 06/12/25	37,569,187
	Total Residential Mortgage-Backed Securities (European)	549,700,552

	Residential Mortgage-Backed Securities (United States) — 0.4%
18,653,428	Alliance Bancorp Trust, Series 07-S1, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .20%, 5.52%, due 05/25/37	18,653,428
2,275,191	Chevy Chase Mortgage Funding Corp., Series 04-3, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .25%, 5.62%, due 08/25/35	2,276,329
5,464,787	Mellon Residential Funding Corp., Series 04-TBC1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 5.57%, due 02/26/34	5,457,956
	Total Residential Mortgage-Backed Securities (United States)	26,387,713

	Student Loans — 5.6%
22,000,000	College Loan Corp. Trust, Series 04-1, Class A2, Variable Rate, 3 mo. LIBOR + .11%, 5.47%, due 04/25/16	22,020,634
8,000,000	College Loan Corp. Trust, Series 05-1, Class A1, Variable Rate, 3 mo. LIBOR + .03%, 5.39%, due 01/25/14	7,999,365
15,500,000	College Loan Corp. Trust, Series 06-1, Class A2, Variable Rate, 3 mo. LIBOR + .02%, 5.38%, due 04/25/22	15,483,105
8,000,000	College Loan Corp. Trust, Series 07-1, Class A1, Variable Rate, 3 mo. LIBOR + .01%, 5.37%, due 01/25/23	7,994,960
6,490,161	Collegiate Funding Services Education Loan Trust I, Series 05-A, Class A1, Variable Rate, 3 mo. LIBOR + .02%, 5.37%, due 09/29/14	6,489,811
15,459,790	Goal Capital Funding Trust, Series 06-1, Class A1, Variable Rate, 3 mo. LIBOR, 5.36%, due 08/25/20	15,459,790
10,000,000	Goal Capital Funding Trust, Series 07-1, Class A1, Variable Rate, 3 mo. LIBOR + .02%, 5.38%, due 06/25/21	10,000,000
13,951,651	Keycorp Student Loan Trust, Series 05-A, Class 2A1, Variable Rate, 3 mo. LIBOR + .05%, 5.40%, due 09/27/21	13,951,093
8,207,523	Montana Higher Education Student Assistance Corp., Series 05-1, Class A, Variable Rate, 3 mo. LIBOR + .04%, 5.39%, due 06/20/15	8,202,517
4,753,793	National Collegiate Student Loan Trust, Series 04-1, Class A1, Variable Rate, 3 mo. LIBOR +.12%, 5.47%, due 06/25/14	4,754,097
4,018,080	National Collegiate Student Loan Trust, Series 04-2, Class A1, Variable Rate, 1 mo. LIBOR + .11%, 5.43%, due 04/25/23	4,019,085
21,000,000	National Collegiate Student Loan Trust, Series 06-1, Class A2, Variable Rate, 1 mo. LIBOR + .14%, 5.46%, due 08/25/23	20,999,986

31,536,724	National Collegiate Student Loan Trust, Series 06-A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .08%, 5.40%, due 08/26/19	31,536,724
20,000,000	Nelnet Student Loan Corp., Series 04-2A, Class A3, Variable Rate, 3 mo. LIBOR + .10%, 5.46%, due 11/25/15	20,007,200
37,000,000	Nelnet Student Loan Trust, Series 05-3, Class A3, Variable Rate, 3 mo. LIBOR + .05%, 5.40%, due 06/22/17	36,991,157
36,000,000	SLC Student Loan Trust, Series 06-A, Class A2, Variable Rate, 3 mo. LIBOR + .03%, 5.39%, due 10/15/15	35,990,156
29,000,000	SLM Student Loan Trust, Series 05-1, Class A2, Variable Rate, 3 mo. LIBOR + .08%, 5.44%, due 04/27/20	29,031,030
8,406,310	SLM Student Loan Trust, Series 05-10, Class A2, Variable Rate, 3 mo. LIBOR + .01%, 5.37%, due 04/25/15	8,406,167
17,000,000	SLM Student Loan Trust, Series 05-3, Class A3, Variable Rate, 3 mo. LIBOR + .03%, 5.39%, due 07/25/16	16,979,090
30,000,000	SLM Student Loan Trust, Series 05-3, Class A4, Variable Rate, 3 mo. LIBOR + .07%, 5.43%, due 04/27/20	30,011,719
2,184,341	SLM Student Loan Trust, Series 05-6, Class A2, Variable Rate, 3 mo. LIBOR, 5.36%, due 07/25/16	2,184,341
5,330,046	SLM Student Loan Trust, Series 05-7, Class A1, Variable Rate, 3 mo. LIBOR, 5.36%, due 01/25/18	5,329,567
31,000,000	SLM Student Loan Trust, Series 07-2, Class A2, Variable Rate, 3 mo. LIBOR, 5.36%, due 07/25/17	30,970,938
20,000,000	SLM Student Loan Trust, Series 07-A, Class A1, Variable Rate, 3 mo. LIBOR, 5.38%, due 09/15/22	19,990,625
5,121,370	SMS Student Loan Trust, Series 97-A, Class A, Variable Rate, 3 mo. U.S. Treasury Bill + .60%, 5.52%, due 10/27/25	5,123,828
795,238	Wachovia Student Loan Trust, Series 06-1, Class A1, 144A, Variable Rate, 3 mo. LIBOR - .02%, 5.34%, due 10/25/13	795,186
	Total Student Loans	410,722,171

	Trade Receivables — 0.9%
55,000,000	ABS Global Finance Plc, Series 06-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .10%, 5.42%, due 12/17/10	54,967,000
13,000,000	SSCE Funding LLC, Series 04-1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .23%, 5.55%, due 11/15/10	13,004,030
	Total Trade Receivables	67,971,030
	Total Asset-Backed Securities	7,061,714,406

	Corporate Debt — 0.3%
22,000,000	TIAA Global Markets, 144A, Variable Rate, 3 mo. LIBOR + .10%, 5.46%, due 01/12/11	22,007,150

	U.S. Government — 0.0%
3,000,000	U.S. Treasury Note, 4.63%, due 03/31/08 (a)	2,988,750

	U.S. Government Agency — 1.0%
700,000	Agency for International Development Floater (Support of Belize), Variable Rate, 6 mo. U.S. Treasury Bill + .50%, 5.51%, due 01/01/14	700,007
2,295,625	Agency for International Development Floater (Support of C.A.B.E.I.), Variable Rate, 6 mo. U.S. Treasury Bill + .40%, 5.41%, due 10/01/12	2,289,909
904,042	Agency for International Development Floater (Support of Honduras), Variable Rate, 3 mo. U.S. Treasury Bill x 117%, 5.83%, due 10/01/11	898,958
15,000,000	Agency for International Development Floater (Support of India), Variable Rate, 3 mo. LIBOR + .10%, 5.46%, due 02/01/27	14,906,400
3,773,203	Agency for International Development Floater (Support of Jamaica), Variable Rate, 6 mo. U.S. Treasury Bill + .75%, 5.76%, due 03/30/19	3,789,768
18,000,000	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR - .015%, 5.37%, due 02/01/25	17,786,268
14,625,000	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR + .15%, 5.53%, due 10/29/26	14,606,865
840,600	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. U.S. Treasury Bill + .45%, 5.46%, due 11/15/14	837,456
399,535	Agency for International Development Floater (Support of Peru), Series A, Variable Rate, 6 mo. U.S. Treasury Bill + .35%, 5.36%, due 05/01/14	397,541
1,130,647	Agency for International Development Floater (Support of Peru), Series A, Variable Rate, 6 mo. U.S. Treasury Bill +.35%, 5.36%, due 05/01/14	1,125,005
11,632,500	Agency for International Development Floater (Support of Tunisia), Variable Rate, 6 mo. LIBOR, 5.38%, due 07/01/23	11,559,913

833,334	Agency for International Development Floater (Support of Zimbabwe), Variable Rate, 3 mo. U.S. Treasury Bill x 115%, 5.73%, due 01/01/12	824,481

	Total U.S. Government Agency	69,722,571

	TOTAL DEBT OBLIGATIONS (COST $7,159,896,337)	7,156,432,877

Shares/Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 2.3%

	Money Market Funds — 0.3%
22,108,205	Merrimac Cash Series-Premium Class	22,108,205

	Other Short-Term Investments — 2.0%
23,000,000	Kittyhawk Funding Commercial Paper, 5.24%, due 07/16/07	22,849,350
40,000,000	Kittyhawk Funding Commercial Paper, 5.25%, due 06/18/07	39,900,833
50,000,000	Old Line Funding Llc Commercial Paper, 5.25%, due 06/15/07	49,897,917
35,000,000	Rabobank USA Financial Corp. Commercial Paper, 5.29%, due 06/01/07	35,000,000
	Total Other Short-Term Investments	147,648,100

	TOTAL SHORT-TERM INVESTMENTS (COST $169,756,305)	169,756,305

	TOTAL INVESTMENTS — 100.1% (Cost $7,329,652,642)	7,326,189,182

	Other Assets and Liabilities (net) — (0.1%)	(5,006,690)

	TOTAL NET ASSETS — 100.0%	$7,321,182,492

As of May 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$7,329,335,049	$11,791,703	$(14,937,570)	$(3,145,867)

A summary of outstanding financial instruments at May 31, 2007 is as follows:

Forward Currency Contracts

Settlement					Net Unrealized
Date	Deliver		In Exchange For		Depreciation
6/19/2007	GBP	15,000,000	USD	29,689,500	$(8,733)

Futures Contracts

				Net Unrealized
Number of		Expiration	Contract	Appreciation
Contracts	Type	Date	Value	(Depreciation)

Sales

697	U.S. Treasury Note 5 Yr. (CBT)	September 2007	$72,792,938	$239,912

Swap Agreements

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Annual Premium	Deliverable On Default	Market Value
60,000,000	USD	9/20/2010	Morgan Stanley Capital Services Inc.	Receive	0.40%	Credit Swap Eagle Creek CDO	$615,672
31,000,000	USD	3/20/2013	Morgan Stanley Capital Services Inc.	Receive	0.25%	MS Synthetic 2006-1	(87,571)
28,000,000	USD	3/20/2015	Lehman Brothers	Receive	0.88%	Credit Swap AAA CDO	(11,109)
				Premiums to (Pay) Receive		$—	$516,992

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Market Value

50,000,000	USD	1/9/2008	JP Morgan Chase Bank	(Pay)	3.43%	3 month LIBOR	$606,728
45,000,000	USD	3/4/2008	JP Morgan Chase Bank	(Pay)	3.10%	3 month LIBOR	893,636	*
40,000,000	USD	1/24/2011	Goldman Sachs	(Pay)	6.07%	3 month LIBOR	3,924,574	**
30,000,000	USD	2/7/2012	Deutsche Bank AG	(Pay)	4.33%	3 month LIBOR	1,244,789
38,100,000	USD	2/24/2013	JP Morgan Chase Bank	(Pay)	4.54%	3 month LIBOR	1,947,065	*
				Premiums to (Pay) Receive		$—	$8,616,792

* Includes unrealized gains of $513,041 incurred by GMO Alpha LIBOR Fund prior to transfer to the Fund on March 31, 2004.

** Includes unrealized gains of $4,887,149 incurred by GMO Alpha LIBOR Fund prior to transfer to the Fund on November 27, 2002.

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ACES - Aerolineas Centrales de Colombia

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

C.A.B.E.I. - Central American Bank of Economic Integration

CapMAC - Insured as to the payment of principal and interest by Capital Markets Assurance Corporation.

CDO - Collateralized Debt Obligation

CMBS - Collateralized Mortgage Backed Security

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

LIBOR - London Interbank Offered Rate

MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.

MTN - Medium Term Note

RMAC - Residential Mortgage Acceptance Corp.

Variable rates - The rates shown on variable rate notes are the current interest rates at May 31, 2007, which are subject to change based on the terms of the security.

XL - Insured as to the payment of principal and interest by XL Capital Assurance.

(a)                                  All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and/or collateral on open swap contracts.

Certain securities held by the Fund or the underlying funds are valued on the basis of a price provided by a single source.  The prices provided may differ from the value that would be realized if the securities were sold and the differences could be material.  As of May 31, 2007, the total value of these securities represented 37.43% of net assets.

Currency Abbreviations:

GBP - British Pound

USD - United States Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov.

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2007 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.1%

	Affiliated Issuers — 100.1%
1,824,231	GMO Short-Duration Collateral Fund	47,411,756
	TOTAL MUTUAL FUNDS (COST $46,811,507)	47,411,756

	TOTAL INVESTMENTS — 100.1% (Cost $46,811,507)	47,411,756

	Other Assets and Liabilities (net) — (0.1%)	(26,112)

	TOTAL NET ASSETS — 100.0%	$47,385,644

As of May 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$46,859,141	$552,615	$—	$552,615

Investments in Affiliated Issuers

The Fund makes investments in another GMO Trust fund (“underlying fund”). The Schedule of Investments of the underlying fund should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of this affiliated issuer during the period ended May 31, 2007 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Short-Duration Collateral Fund	$40,607,270	$22,889,000	$16,700,700	$—	$—	$47,411,756

Totals	$40,607,270	$22,889,000	$16,700,700	$—	$—	$47,411,756

Notes to Schedule of Investments:

Certain securities held by the Fund or the underlying funds are valued on the basis of a price provided by a single source.  The prices provided may differ from the value that would be realized if the securities were sold and the differences could be material.  As of May 31, 2007, the total value of these securities represented 37.45% of net assets.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)

	DEBT OBLIGATIONS — 10.7%

	U.S. Government Agency — 10.7%
128,322	Agency for International Development Floater (Support of Botswana), Variable Rate, 6 mo. U.S. Treasury Bill + .40%, 5.41%, due 10/01/12	128,002
826,425	Agency for International Development Floater (Support of C.A.B.E.I.), Variable Rate, 6 mo. U.S. Treasury Bill + .40%, 5.41%, due 10/01/12	824,367
753,582	Agency for International Development Floater (Support of Honduras), Variable Rate, 3 mo. U.S. Treasury Bill x 117%, 5.83%, due 10/01/11	749,344
41,994	Agency for International Development Floater (Support of Peru), Series A, Variable Rate, 6 mo. U.S. Treasury Bill + .35%, 5.36%, due 05/01/14	41,784
279,590	Small Business Administration Pool #502320, Variable Rate, Prime - 2.18%, 6.06%, due 08/25/18	281,406

	Total U.S. Government Agency	2,024,903

	TOTAL DEBT OBLIGATIONS (COST $2,030,867)	2,024,903

Shares	Description	Value ($)

	MUTUAL FUNDS — 88.5%

	Affiliated Issuers — 88.5%
644,030	GMO Short-Duration Collateral Fund	16,738,342
9,192	GMO Special Purpose Holding Fund (a) (b)	13,145
	TOTAL MUTUAL FUNDS (COST $16,473,766)	16,751,487

	TOTAL INVESTMENTS — 99.2% (Cost $18,504,633)	18,776,390

	Other Assets and Liabilities (net) — 0.8%	158,108

	TOTAL NET ASSETS — 100.0%	$18,934,498

As of May 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$19,053,644	$278,081	$(555,335)	$(277,254)

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these affiliated issuers during the period ended May 31, 2007 is set forth below:

	Value,				Distributions
	beginning of		Sales	Dividend	of Realized	Value, end
Affiliate	period	Purchases	Proceeds	Income	Gains	of period
GMO Short-Duration Collateral Fund	$25,797,458	$340,000	$9,700,000	$—	$—	$16,738,342
GMO Special Purpose Holding Fund	12,961	—	—	—	56,305	13,145
Totals	$25,810,419	$340,000	$9,700,000	$—	$56,305	$16,751,487

Notes to Schedule of Investments:

C.A.B.E.I. - Central American Bank of Economic Integration

Variable rates - The rates shown on variable rate notes are the current interest rates at May 31, 2007, which are subject to change based on the terms of the security.

(a)          Bankrupt issuer.

(b)         Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

Certain securities held by the Fund or the underlying funds are valued on the basis of a price provided by a single source.  The prices provided may differ from the value that would be realized if the securities were sold and the differences could be material.  As of May 31, 2007, the total value of these securities represented 43.78% of net assets.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

May 31, 2007 (Unaudited)

Description	Value ($)

DEBT OBLIGATIONS — 0.0% (a)

Asset-Backed Securities — 0.0%

Health Care Receivables — 0.0%
Interest related to the Bankruptcy Estate of NPF VI Inc. Series 02-1 Class A (b) (c)	—
Interest related to the Bankruptcy Estate of NPF XII Inc. Series 00-3 Class A (b) (c)	—
Interest related to the Bankruptcy Estate of NPF XII Inc. Series 02-1 Class A (b) (c)	—
—

Total Asset-Backed Securities	—

TOTAL DEBT OBLIGATIONS (COST $0)	—

TOTAL INVESTMENTS — 0.0% (Cost $0)	—

Other Assets and Liabilities (net) — 100.0%	794,378

TOTAL NET ASSETS — 100.0%	$794,378

As of May 31, 2007, the approximate cost for U.S federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$—	$—	$—	$—

Notes to Schedule of Investments:

(a)          Owned by GMO SPV I, LLC. GMO SPV I, LLC is a 75.6% subsidiary of GMO Special Purpose Holding Fund.

(b)         Security in default.

(c)          Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov.

GMO Strategic Fixed Income Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
May 31, 2007 (Unaudited)

Par Value		Description	Value ($)

		DEBT OBLIGATIONS — 3.8%

		Austria — 0.2%

		Corporate Debt
USD	8,000,000	Bank Austria Creditanstalt AG, 144A, 7.25%, due 02/15/17	8,957,600

		Canada — 0.4%

		Corporate Debt
USD	15,000,000	Transalta Corp., 5.75%, due 12/15/13	14,956,500

		Luxembourg — 0.2%

		Corporate Debt
USD	10,000,000	Telecom Italia Capital, 4.95%, due 09/30/14	9,399,000

		Mexico — 0.2%

		Corporate Debt
USD	10,000,000	Telefonos de Mexico SA de CV, 5.50%, due 01/27/15	9,838,400

		United States — 2.8%

		Corporate Debt — 1.9%
USD	20,000,000	Boston Scientific Corp., 6.25%, due 11/15/15	19,443,200
USD	7,000,000	CVS Corp., 6.13%, due 08/15/16	7,076,300
USD	10,000,000	Eastman Chemical Co., 7.25%, due 01/15/24	10,418,000
USD	10,000,000	Kinder Morgan Energy Partners, L.P., 6.00%, due 02/01/17	9,934,000
USD	5,000,000	RPM UK Group, 144A, 6.70%, due 11/01/15	5,056,800
USD	5,000,000	Ryder System, Inc., MTN, 5.85%, due 11/01/16	4,833,200
USD	10,000,000	Southwest Airlines Co., 5.75%, due 12/15/16	9,624,000
USD	5,000,000	Spectra Energy Capital, Series B, 6.75%, due 07/15/18	5,127,500
USD	5,000,000	Wyeth, 5.50%, due 02/01/14	4,983,500
			76,496,500

		U.S. Government — 0.9%
USD	15,000,000	U.S. Treasury Note, 4.00%, due 09/30/07 (a)	14,953,125
USD	20,000,000	U.S. Treasury Note, 4.88%, due 05/15/09 (a)	19,978,125
			34,931,250
		Total United States	111,427,750

		TOTAL DEBT OBLIGATIONS (COST $156,867,651)	154,579,250

Principal Amount		Description	Value ($)
		OPTIONS PURCHASED — 0.3%

		Currency Options — 0.3%
AUD	341,700,000	AUD Call/USD Put, Expires 07/19/07, Strike 0.81	7,919,526
EUR	85,200,000	EUR Call/USD Put, Expires 10/23/07, Strike 1.32	3,406,514
GBP	127,600,000	GBP Put/USD Call, Expires 06/05/07, Strike 1.92	—
		Total Currency Options	11,326,040

		TOTAL OPTIONS PURCHASED (COST $6,288,416)	11,326,040

Shares	Description	Value ($)

	MUTUAL FUNDS — 95.7%

	United States — 95.7%

	Affiliated Issuers
10,957,125	GMO Emerging Country Debt Fund, Class III	122,610,227
128,114,323	GMO Short-Duration Collateral Fund	3,329,691,246
15,228,486	GMO World Opportunity Overlay Fund	403,859,458
	Total United States	3,856,160,931

	TOTAL MUTUAL FUNDS (COST $3,803,228,466)	3,856,160,931

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.5%

	Money Market Funds — 0.5%
18,619,787	Merrimac Cash Series-Premium Class	18,619,787

	TOTAL SHORT-TERM INVESTMENTS (COST $18,619,787)	18,619,787

	TOTAL INVESTMENTS — 100.3%
	(Cost $3,985,004,320)	4,040,686,008

	Other Assets and Liabilities (net) — (0.3%)	(13,227,898)

	TOTAL NET ASSETS — 100.0%	$4,027,458,110

As of May 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$3,992,068,436	$52,549,293	$(3,931,721)	$48,617,572

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these affiliated issuers during the period ended May 31, 2007 is set forth below:

	Value,				Distributions
	beginning of		Sales	Dividend	of Realized	Value, end
Affiliate	period	Purchases	Proceeds	Income	Gains	of period
GMO Emerging Country Debt Fund, Class III	$75,423,462	$42,500,000	$—	$—	$—	$122,610,227
GMO Short-Duration Collateral Fund	1,759,931,834	1,555,600,000	24,023,000	—	—	3,329,691,246
GMO World Opportunity Overlay Fund	472,286,910	149,250,000	225,700,000	—	—	403,859,458
Totals	$2,307,642,206	$1,747,350,000	$249,723,000	$—	$—	$3,856,160,931

A summary of outstanding financial instruments at May 31, 2007 is as follows:

Forward Currency Contracts

Settlement					Net Unrealized
Date	Deliver		In Exchange For		Appreciation

6/05/2007	USD	206,521,045	CAD	228,800,000	$7,416,700
6/12/2007	SEK	648,252,346	EUR	70,100,000	623,610
6/19/2007	USD	152,349,845	GBP	77,000,000	101,084
6/26/2007	CHF	93,400,000	USD	77,660,477	1,265,015

7/10/2007	USD	67,778,930	NZD	92,600,000	301,340
7/17/2007	USD	38,125,654	EUR	28,300,000	11,038
7/17/2007	EUR	308,600,000	USD	420,115,079	4,249,953
7/24/2007	JPY	51,270,000,000	USD	431,164.568	7,152,891
7/31/2007	EUR	109,100,000	NOK	893,240,976	1,207,144
8/14/2007	CAD	18,100,000	USD	16,960,349	3,768

					$22,332,543

Settlement					Net Unrealized
Date	Deliver		In Exchange For		Depreciation

6/01/2007	CHF	1,432,200	USD	1,169,047	$(287)
6/01/2007	SEK	4,031,700	USD	581,406	(1,260)
6/05/2007	CAD	228,800,000	USD	198,051,512	(15,886,233)
6/19/2007	USD	28,606,482	GBP	14,300,000	(294,166)
6/26/2007	CHF	24,700,000	USD	20,110,109	(92,974)
6/26/2007	USD	240,630,999	CHF	288,300,000	(4,819,309)
7/10/2007	USD	31,916,880	NZD	43,200,000	(155,890)
7/24/2007	JPY	1,660,000,000	USD	13,708,472	(20,012)
8/07/2007	AUD	166,600,000	USD	136,696,466	(1,030,088)
8/14/2007	CAD	69,200,000	USD	64,803,412	(25,066)
8/15/2007	CHF	31,468,014	EUR	19,100,000	(77,346)

					$(22,402,631)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)

Buys

1,556	Australian Government Bond 10 Yr.	June 2007	$128,700,913	$(1,302,480)
2,557	Australian Government Bond 3 Yr.	June 2007	210,532,220	(450,361)
624	Euro BOBL	June 2007	89,453,456	(1,176,887)
1,354	Euro Bund	June 2007	204,141,060	(4,030,580)
				$(6,960,308)

Sales

2,373	Canadian Government Bond 10 Yr.	September 2007	$247,328,010	$1,211,839
412	Japanese Government Bond 10 Yr.	June 2007	450,830,238	4,184,624

1,434	U.S. Long Bond	September 2007	156,485,250	1,406,576
1,519	U.S. Treasury Note 2 Yr.	September 2007	309,567,453	680,794
2,705	U.S. Treasury Note 10 Yr.	September 2007	287,744,375	1,078,232
793	U.S. Treasury Note 5 Yr.	September 2007	82,818,938	263,622
563	UK Gilt Long Bond	September 2007	117,622,158	230,048
				$9,055,735

Swap Agreements

Credit Default Swaps

Notional		Expiration			Annual	Deliverable	Market
Amount		Date	Counterparty	Receive (Pay)	Premium	On Default	Value
15,000,000	USD	12/15/2013	Goldman Sachs	(Pay)	0.42%	TransAlta Corp.	$130,923
5,000,000	USD	3/20/2014	Morgan Stanley	(Pay)	0.15%	Wyeth	(4,019)
10,000,000	USD	9/30/2014	Goldman Sachs	(Pay)	0.74%	Telecom Italia Capital	(171,520)
10,000,000	USD	2/20/2015	JP Morgan Chase Bank	(Pay)	0.61%	Telefonos de Mexico SA de CV	(189,874)
5,000,000	USD	11/1/2015	Goldman Sachs	(Pay)	0.62%	RPM UK	11,971
15,000,000	USD	12/20/2015	Barclays Bank PLC	(Pay)	0.73%	Boston Scientific Corp.	409,956
5,000,000	USD	12/20/2015	Morgan Stanley	(Pay)	0.81%	Boston Scientific Corp.	109,627
7,000,000	USD	9/20/2016	Barclays Bank PLC	(Pay)	0.32%	CVS Corp.	51,133
5,000,000	USD	12/20/2016	Morgan Stanley	(Pay)	0.46%	Ryder System, Inc., MTN	125,507
10,000,000	USD	12/20/2016	Barclays Bank PLC	(Pay)	0.72%	Southwest Airlines	86,972
10,000,000	USD	2/1/2017	Goldman Sachs	(Pay)	0.49%	Kinder Morgan Energy Partners LP	61,463
5,000,000	USD	7/15/2018	Goldman Sachs	(Pay)	0.93%	Spectra Energy Capital	(75,120)
10,000,000	USD	1/20/2024	Goldman Sachs	(Pay)	1.11%	Eastman Chemical Co.	(213,161)
			Premiums to (Pay) Receive			$—	$333,858

Interest Rate Swaps

Notional		Expiration			Fixed		Market
Amount		Date	Counterparty	Receive (Pay)	Rate	Variable Rate	Value
177,000,000	SEK	9/19/2009	Deutsche Bank AG	Receive	4.00%	3 month SEK STIBOR	$(258,201)
171,000,000	SEK	9/19/2012	Barclays Bank PLC	Receive	4.15%	3 month SEK STIBOR	(622,113)
369,000,000	SEK	9/19/2012	Citigroup	Receive	4.15%	3 month SEK STIBOR	(1,342,454)
420,000,000	SEK	9/19/2012	JP Morgan Chase Bank	Receive	4.15%	3 month SEK STIBOR	(1,527,996)
17,600,000	CHF	9/19/2012	Citigroup	Receive	2.70%	6 month CHF LIBOR	(341,652)
259,100,000	CHF	9/19/2012	Deutsche Bank AG	Receive	2.70%	6 month CHF LIBOR	(5,029,662)
89,000,000	CHF	9/19/2012	JP Morgan Chase Bank	Receive	2.70%	6 month CHF LIBOR	(1,727,672)
63,000,000	SEK	9/19/2014	Deutsche Bank AG	Receive	4.25%	3 month SEK STIBOR	(270,932)
102,100,000	SEK	9/19/2017	Deutsche Bank AG	Receive	4.25%	3 month SEK STIBOR	(610,193)
183,900,000	SEK	9/19/2017	JP Morgan Chase Bank	Receive	4.25%	3 month SEK STIBOR	(1,099,064)
			Premiums to (Pay) Receive			$3,562,738	$(12,829,939)

Total Return Swaps

Notional		Expiration				Market
Amount		Date	Counterparty	Pay	Receive	Value
150,000,000	USD	7/31/2007	Lehman Brothers	1 month LIBOR - 0.14%	Lehman Brothers 1-3 Year Treasury Index	$(754,125)
				Premiums to (Pay) Receive	$—	$(754,125)

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

STIBOR - Stockholm Interbank Offered Rate

(a)   All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and/or collateral on open swap contracts.

Certain securities held by the Fund or the underlying funds are valued on the basis of a price provided by a single source. The prices provided may differ from the value that would be realized if the securities were sold and the differences could be material. As of May 31, 2007, the total value of these securities represented 35.38% of net assets.

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - United States Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2007 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
2,585,303	GMO Core Plus Bond Fund, Class IV	27,016,417
162,539	GMO Emerging Country Debt Fund, Class IV	1,818,809
3,872,155	GMO Emerging Markets Quality Fund, Class VI	49,060,205
1,102,899	GMO Inflation Indexed Plus Bond Fund, Class VI	27,936,429
529,543	GMO International Bond Fund, Class III	5,078,318
3,365,740	GMO International Growth Equity Fund, Class IV	115,646,841
3,005,484	GMO International Intrinsic Value Fund, Class IV	115,350,463
5,297,964	GMO Strategic Fixed Income Fund, Class VI	134,992,118
3,030,104	GMO U.S. Core Equity Fund, Class VI	45,542,463
2,319,250	GMO U.S. Quality Equity Fund, Class VI	54,270,445
	TOTAL MUTUAL FUNDS (COST $516,410,435)	576,712,508

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.0%

29,711	Citigroup Global Markets Repurchase Agreement, dated 05/31/07, due 06/01/07, with a maturity value of $29,715 and an effective yield of 4.25%, collateralized by a U.S. Treasury Bond with a rate of 8.13%, maturity date of 08/15/19 and a market value, including accrued interest, of $30,305.	29,711

	TOTAL SHORT-TERM INVESTMENTS (COST $29,711)	29,711

	TOTAL INVESTMENTS — 100.0% (Cost $516,440,146)	576,742,219

	Other Assets and Liabilities (net) — (0.0%)	(26,493)

	TOTAL NET ASSETS — 100.0%	$576,715,726

As of May 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$516,580,700	$60,302,445	$(140,926)	$60,161,519

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these affiliated issuers during the period ended May 31, 2007 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Core Plus Bond Fund, Class IV	$56,198,149	$1,000,000	$30,000,000	$—	$—	$27,016,417

GMO Emerging Country Debt Fund, Class IV	1,744,041	—	—	—	—	1,818,809

GMO Emerging Markets Quality Fund, Class VI	49,013,342	—	4,983,874	—	—	49,060,205

GMO Inflation Indexed Plus Bond Fund, Class VI	74,922,001	326,479	47,000,000	—	—	27,936,429

GMO International Bond Fund, Class III	4,154,505	1,000,000	—	—	—	5,078,318

GMO International Growth Equity Fund, Class IV	103,554,411	2,096,923	—	—	—	115,646,841

GMO International Intrinsic Value Fund, Class IV	105,015,610	1,000,000	20,000	—	—	115,350,463

GMO International Small Companies Fund, Class III	700,667	24,254	696,923	—	24,254	—

GMO Strategic Fixed Income Fund, Class VI	45,257,955	88,222,826	—	—	—	134,992,118

GMO U.S. Core Equity Fund, Class VI	42,352,407	2,344,889	—	212,480	2,132,410	45,542,463

GMO U.S. Quality Equity Fund, Class VI	46,463,280	4,226,304	—	211,304	—	54,270,445

Totals	$529,376,368	$100,241,675	$82,700,797	$423,784	$2,156,664	$576,712,508

Notes to Schedule of Investments:

Certain securities held by the Fund or the underlying funds are valued on the basis of a price provided by a single source.  The prices provided may differ from the value that would be realized if the securities were sold and the differences could be material.  As of May 31, 2007, the total value of these securities represented 11.72% of net assets.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE.  As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.  As of May 31, 2007, 42.33% of the Net Assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on models used by a third party vendor.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov.

GMO Taiwan Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2007 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 94.5%

	Taiwan — 94.5%
400,000	Accton Technology Corp *	213,090
3,229,540	Acer Inc	5,961,362
1,132,000	Advantech Co Ltd	3,380,708
490,000	Altek Corp	951,956
566,000	Arima Computer Corp *	125,026
4,027,221	Asia Cement Corp	4,496,492
3,653,739	Asustek Computer Inc	9,027,678
2,422,000	BES Engineering Corp	502,067
1,288,180	Cheng Loong Corp	506,063
7,702,000	China Bills Finance Corp	1,795,249
17,710,848	China Development Financial Holding Corp	7,121,596
179,000	China Manmade Fibers *	43,290
306,000	China Motor Corp	268,700
463,000	China Petrochemical Development Corp *	146,610
12,253,000	China Steel Corp	14,275,282
302,000	Chung Hung Steel Corp *	147,041
4,733,620	Chunghwa Telecom Co Ltd	8,884,480
5,406	Chunghwa Telecom Co Ltd ADR	101,741
1,890,000	CMC Magnetics Corp *	547,621
1,608,334	Compal Electronics Inc	1,459,921
3,665,700	Continental Engineering Corp	2,816,260
58,140	DFI	158,466
239,966	Dimerco Express Taiwan Corp	247,235
5,439,000	D-Link Corp	11,364,602
419,000	Elite Semiconductor Memory Technology Inc	1,000,602
4,906,000	Eternal Chemical Co Ltd	7,872,661
24,000	E-Ton Solar Tech Co Ltd	362,908
156,000	Everlight Electronics Co	602,015
8,121,000	Far Eastern Department Stores Ltd	5,458,572
6,725,027	Far Eastern International Bank	3,039,081
3,325,267	Far Eastern Textile Co Ltd	3,313,501
118,000	Far Eastone Telecommunications Co Ltd	139,920
725,000	Farglory Developers Co	1,233,741
2,004,060	Federal Corp	1,340,276
227,000	Feng Hsin Iron & Steel	271,397
4,348,169	Formosa Chemicals & Fibre Co	8,928,957
1,247,077	Formosa Petrochemical Corp	3,018,637
5,865,424	Formosa Plastics Corp	12,022,268
3,416,260	Formosa Taffeta Co Ltd	3,234,282
1,060,000	Gigabyte Technology Co Ltd	728,815
3,315,841	Goldsun Development & Construction Co Ltd	1,742,802
3,235,000	Grand Pacific Petrochem *	1,107,842
1,901,000	Hannstar Display Corp *	413,084
1,512	High Tech Computer Corp	28,149
2,617,461	Hon Hai Precision Industry Co Ltd	18,490,500
1,774,000	Hotai Motor Company Ltd	4,220,540
685,000	Hsinchu International Bank	503,821
1,120,000	Innolux Display Corp *	3,626,961
1,006,000	Inotera Memories Inc	1,252,901
6,414,151	Inventec Co Ltd	4,611,040
3,732,920	KGI Securities Co Ltd *	1,221,604
156,000	Kings Town Construction *	145,413
2,559,896	Kinpo Electronics	964,375
178,000	Kinsus Interconnect Technology Corp	714,315
280,400	Lee Chang Yung Chem Industries	248,498

319,555	Les Enphants Co Ltd	233,138
814,500	Lite-On Technology Corp	961,427
5,259,039	Macronix International *	2,181,279
766,657	MediaTek Inc	12,135,276
4,751,000	Mega Financial Holdings Co Ltd	2,877,060
161,000	Mercuries & Associates Ltd *	68,385
2,103,565	Micro-Star International Co Ltd	1,538,480
93,000	Mitac International Corp	121,243
2,515,000	Mosel Vitelic Inc	3,383,841
1,800,000	Nan Ya Plastics Corp	3,489,200
7,000	Nien Hsing Textile Co Ltd	4,635
286,230	Nien Made Enterprise	279,260
1,032,000	Optimax Technology Corp *	483,950
1,287,000	Orient Semiconductor Electronics Ltd *	472,277
2,118,560	Oriental Union Chemical	1,677,240
103,000	Pixart Imaging Inc	1,543,924
515,000	Pou Chen Corp	535,724
3,635,000	Powerchip Semiconductor Corp	2,166,455
1,097,000	Powertech Technology Inc	4,130,452
7,775,000	Prodisc Technology Inc *	1,626,564
2,045,000	Promos Technologies Inc *	841,230
1,647,678	Quanta Computer Inc	2,492,116
1,529,515	Realtek Semiconductor Corp	3,912,546
141,000	Richtek Technology Corp	1,666,554
2,936,802	Sampo Corp *	554,898
2,624,843	Shin Kong Financial Holdings	2,773,744
783,521	Shinkong Synthetic Fibers *	268,084
2,217,000	Siliconware Precision Industries Co	4,623,219
332,000	Sincere Navigation Corp	509,493
19,000	Sino American Silicon Products Inc	109,178
243,000	Synnex Technology International Corp	314,518
36,650	Systex Corp	38,774
785,232	Taichung Commercial Bank *	280,990
5,665,634	Taishin Financial Holdings Co Ltd *	2,786,524
6,313,000	Taiwan Cellular Corp	6,456,387
298,900	Taiwan Cement Corp	280,978
288,000	Taiwan Fertilizer Co Ltd	540,269
218,000	Taiwan Pulp & Paper Corp *	65,544
13,658,192	Taiwan Semiconductor Manufacturing Co Ltd	28,415,001
5,369	Taiwan Semiconductor Manufacturing Co Ltd ADR	58,576
3,586,000	Taiwan TEA Corp *	881,237
894,000	Tatung Co *	381,274
1,296,000	Teco Electric & Machinery	670,934
760,000	Ton Yi Industrial Corp	282,588
112,000	Transcend Information Inc	413,670
187,000	Tripod Technology Corp	845,654
239,607	Tsann Kuen Enterprises Co Ltd	243,456
514,900	TSRC Corp	481,539
1,532,000	Tung Ho Steel Enterprise	1,710,683
74,918	TXC Corp	152,585
516,000	U-Ming Marine Transport Co	918,534
389,000	Unimicron Technology Corp	573,584
190,000	USI Corp	61,865
5,394,578	Walsin Lihwa Corp *	2,838,372
1,697,209	Wan Hai Lines Ltd	1,213,030
4,299,000	Waterland Financial Holdings	1,301,222
2,165,000	Wintek Corp	2,103,317
809,000	Wistron Corp	1,366,518
2,968,195	Ya Hsin Industrial Co Ltd	535,449
423,000	Yang Ming Marine Transport	295,034
4,044,600	Yieh Phui Enterprise	1,728,435

3,810,967	Yulon Motor Co Ltd	4,227,816
614,653	Zyxel Communications Corp	993,378
	Total Taiwan	287,520,621

	TOTAL COMMON STOCKS (COST $252,200,220)	287,520,621

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 1.3%
3,800,000	ING Bank Time Deposit, 5.32%, due 06/01/07	3,800,000

	TOTAL SHORT-TERM INVESTMENTS (COST $3,800,000)	3,800,000

	TOTAL INVESTMENTS — 95.8% (Cost $256,000,220)	291,320,621

	Other Assets and Liabilities (net) — 4.2%	12,928,173

	TOTAL NET ASSETS — 100.0%	$304,248,794

As of May 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$256,354,284	$43,317,447	$(8,351,110)	$34,966,337

Notes to Schedule of Investments:

ADR - American Depositary Receipt

*                 Non-income producing security.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE.  As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.  As of May 31, 2007, 94.11% of the Net Assets of the Fund were valued using fair value prices based on models used by a third party vendor.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov.

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2007 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.3%

	Australia — 1.7%
84,857	Australia and New Zealand Banking Group Ltd	2,025,652
127,516	BHP Billiton Ltd	3,355,617
104,004	Boral Ltd	757,594
45,208	Commonwealth Bank of Australia	2,073,668
100	General Property Trust Units	426
73,689	QBE Insurance Group Ltd	1,903,316
20,217	Rio Tinto Ltd	1,598,366
109,011	Santos Ltd	1,208,101
128,135	Suncorp-Metway Ltd	2,244,019
49,785	Woodside Petroleum Ltd	1,771,803
159,271	Woolworths Ltd	3,631,554
	Total Australia	20,570,116

	Austria — 1.1%
23,752	Boehler Uddeholm (Bearer)	2,306,706
5,929	Flughafen Wien AG	577,412
438	Lenzing AG	228,555
87,050	OMV AG	5,765,941
59,780	Voestalpine AG	4,336,824
	Total Austria	13,215,438

	Belgium — 1.4%
6,470	Colruyt SA	1,509,334
23,154	Delhaize Group	2,210,749
139,924	Dexia	4,490,804
147,719	Fortis	6,132,086
16,784	Suez Lyon des Eaux VVPR Strip *	226
40,452	UCB SA	2,363,626
	Total Belgium	16,706,825

	Brazil — 0.3%
8,719	Banco do Brasil SA	359,472
35,600	Companhia Vale do Rio Doce	1,612,656
7,992,200	Electrobras (Centro)	213,638
33,700	Petroleo Brasileiro SA (Petrobras)	908,023
4,160	Petroleo Brasileiro SA (Petrobras) ADR	449,946
6,290	Unibanco-Uniao de Bancos Brasileiros SA GDR	706,430
	Total Brazil	4,250,165

	Canada — 1.2%
32,900	Canadian Imperial Bank of Commerce	3,158,043
79,664	Canadian Natural Resources	5,294,796
36,664	EnCana Corp	2,245,567
22,700	National Bank of Canada	1,380,549
16,200	Research In Motion Ltd *	2,685,208
	Total Canada	14,764,163

	China — 0.4%
116,000	China Mobile Ltd	1,078,346
1,054,000	China Petroleum & Chemical Corp Class H	1,160,656
190,000	China Shipping Development Co Ltd Class H	372,009
6,300	China Telecom Corp Ltd ADR	338,940
546,300	China Telecom Corp Ltd Class H	294,081
782,000	CNOOC Ltd	736,047
350,000	Huaneng Power International Inc Class H	358,662

136,000	Jiangxi Copper Co	218,632
294,000	Maanshan Iron & Steel Co Ltd Class H	229,068
186,000	Yanzhou Coal Mining Co Ltd	240,493
	Total China	5,026,934

	Finland — 1.8%
86,600	Fortum Oyj	2,847,617
15,500	Kemira Oyj	349,019
288,100	Nokia Oyj	7,886,606
25,300	Orion Oyj	625,887
70,750	Rautaruukki Oyj	4,387,251
208,062	Sampo Oyj Class A	6,585,812
	Total Finland	22,682,192

	France — 10.9%
60,167	Air France	3,072,855
145,451	BNP Paribas	17,635,572
4,173	Bongrain SA	474,269
30,900	Cap Gemini SA	2,356,305
38,074	Carrefour SA	2,773,162
33,710	Casino Guichard-Perrachon SA	3,565,354
5,024	Chargeurs International SA *	170,154
36,812	Cie de Saint-Gobain	4,033,665
137,253	Credit Agricole SA	5,660,817
2,228	Esso SAF	644,213
18,576	Groupe Danone	2,908,528
26,195	Lafarge SA	4,533,428
21,176	L’Oreal SA	2,514,352
24,321	Michelin SA Class B	3,185,283
4,045	NYSE Euronext *	335,709
86,816	Peugeot SA	6,875,595
75,697	Renault SA	10,816,040
164,189	Sanofi-Aventis	15,816,361
15,177	Societe Generale	2,956,189
72,434	Suez SA	4,163,205
16,784	Suez SA Class B	963,911
693	Total Gabon	663,666
462,855	Total SA	34,886,272
39,572	Vinci SA	3,128,933
	Total France	134,133,838

	Germany — 8.9%
32,932	Adidas AG	2,096,234
29,400	Allianz SE (Registered)	6,510,791
68,280	Altana AG	1,665,972
35,618	BASF AG	4,406,312
93,052	Bayerische Motoren Werke AG	6,213,391
28,672	DaimlerChrysler AG (Registered)	2,620,385
193,805	Depfa Bank Plc	3,558,813
88,800	Deutsche Bank AG (Registered)	13,505,849
12,000	Deutsche Boerse AG	2,837,447
115,200	Deutsche Lufthansa AG (Registered)	3,316,879
108,148	Deutsche Post AG (Registered)	3,442,838
3,223	E. On AG	530,419
161,600	Infineon Technologies AG *	2,511,703
12,000	IWKA AG *	415,098
49,900	MAN AG	7,231,067
71,000	Muenchener Rueckversicherungs AG (Registered)	13,318,173
38,020	Salzgitter AG	7,250,177
79,861	Suedzucker AG	1,730,670
217,625	ThyssenKrupp AG	12,648,238

120,100	TUI AG *	3,271,797
71,671	Volkswagen AG	10,843,810
	Total Germany	109,926,063

	Hong Kong — 1.1%
501,600	Bank of East Asia Ltd	2,925,024
1,040,000	BOC Hong Kong Holdings Ltd	2,475,172
610,900	CLP Holdings Ltd	4,294,298
243,000	Hang Lung Group Co Ltd	976,422
607,000	Hong Kong Electric Holdings Ltd	3,133,628
	Total Hong Kong	13,804,544

	Hungary — 0.1%
10,580	OTP Bank	560,032

	Indonesia — 0.0%
150,000	Astra International Tbk PT	279,273

	Ireland — 0.6%
104,506	Bank of Ireland	2,261,349
100,699	CRH Plc	4,888,747
79,446	Greencore Group	519,730
	Total Ireland	7,669,826

	Israel — 0.1%
73,390	Bank Hapoalim BM	397,052
11,000	Check Point Software Technologies Ltd *	256,960
23,410	Teva Pharmaceutical Industries ADR	917,672
	Total Israel	1,571,684

	Italy — 3.4%
73,613	Banca Popolare di Verona	2,236,994
651,619	Enel SPA	7,414,453
795,335	ENI SPA	28,115,109
166,303	Fiat SPA	4,763,975
	Total Italy	42,530,531

	Japan — 20.3%
39,400	Acom Co Ltd	1,534,957
190,000	Canon Inc	11,176,987
131,900	Chubu Electric Power Co Inc	3,748,166
182,000	Cosmo Oil Co Ltd	873,319
147,541	Daiichi Sankyo Co Ltd	4,053,322
436,400	Daikyo Inc	2,092,089
8,500	Daito Trust Construction Co Ltd	450,979
63,700	Eisai Co Ltd	2,963,748
322,000	Fuji Heavy Industries Ltd	1,552,438
66,600	Fuji Photo Film Co Ltd	2,759,292
776,500	Haseko Corp *	2,415,277
651,000	Honda Motor Co Ltd	22,962,910
39,000	Hoya Corp	1,264,466
426,000	Isuzu Motors Ltd	2,078,544
744,000	Itochu Corp	8,135,167
639	Japan Tobacco Inc	3,331,976
46,100	JFE Holdings Inc	2,801,810
58,000	Kamigumi Co Ltd	492,405
156,100	Kansai Electric Power Co Inc	3,918,766
100,000	Kao Corp	2,769,655
265,000	Kawasaki Kisen Kaisha Ltd	3,211,631
27,400	Kyocera Corp	2,702,263
36,000	Kyudenko Corp	194,467

74,300	Kyushu Electric Power Co Inc	2,014,454
899,000	Marubeni Corp	6,284,222
453,000	Mazda Motor Corp	2,514,382
421,200	Mitsubishi Corp	10,268,676
143,000	Mitsubishi Estate Co Ltd	4,399,590
326,000	Mitsui & Co	6,477,852
329,000	Mitsui OSK Lines Ltd	4,514,938
546,331	Mitsui Trust Holding Inc	5,068,226
99	Mizuho Financial Group Inc	701,304
19,100	Murata Manufacturing Co Ltd	1,352,492
47,000	Nagase & Co	609,525
76,000	Nikon Corp	1,927,908
27,500	Nintendo Co Ltd	9,593,794
135	Nippon Building Fund Inc	2,182,505
43,000	Nippon Corp	340,390
233,000	Nippon Oil Corp	1,979,779
955,000	Nippon Steel Corp	6,667,902
1,201	Nippon Telegraph & Telephone Corp	5,641,422
411,000	Nippon Yusen Kabushiki Kaisha	3,795,049
982,100	Nissan Motor Co	10,930,616
4,226	NTT Docomo Inc	7,198,777
21,000	Ono Pharmaceutical Co Ltd	1,206,264
184,000	Pacific Metals Co Ltd	3,453,388
38,650	Promise Co Ltd	1,344,557
2,207	Resona Holdings Inc	5,502,252
318,400	Ricoh Company Ltd	6,934,005
13,800	Ryosan Co	337,554
46,000	SUMCO Corp	2,222,177
204,000	Sumitomo Corp	3,706,466
118,000	Sumitomo Realty & Development Co Ltd	4,464,900
63,000	Taisho Pharmaceutical Co Ltd	1,216,724
313,900	Takeda Pharmaceutical Co Ltd	21,097,170
79,800	Tohoku Electric Power Co Inc	1,849,079
119,800	Tokyo Electric Power Co Inc	3,987,560
28,100	Tokyo Electron Ltd	2,024,744
108,000	TonenGeneral Sekiyu KK	1,097,305
145,500	Toyota Motor Corp	8,763,155
	Total Japan	251,155,737

	Malaysia — 0.3%
99,300	Gamuda Berhad	258,659
161,000	Genting Berhad	374,249
62,400	IOI Corp Berhad	504,953
121,700	Malayan Banking Berhad	433,060
101,900	Maxis Communications Berhad	460,920
88,300	MISC Berhad	260,278
88,700	Public Bank Berhad	259,679
98,300	Sime Darby Berhad	289,743
77,500	Telekom Malaysia Berhad	237,077
132,500	Tenaga Nasional Berhad	456,032
	Total Malaysia	3,534,650

	Mexico — 0.3%
34,800	Alfa SA de CV Class A	273,812
268,348	Cemex SA de CV CPO *	1,042,208
102,270	Fomento Economico Mexicano SA de CV	407,575
86,000	Grupo Financiero Banorte SA de CV	401,993
95,200	Grupo Mexico SA Class B	564,490
61,800	Grupo Televisa SA-Series CPO	356,028
20,910	Telefonos de Mexico SA de CV Class L ADR	845,600
75,610	Wal-Mart de Mexico SA de CV Class V	286,120
	Total Mexico	4,177,826

	Netherlands — 7.5%
491,287	ABN Amro Holdings NV	23,549,090
370,837	Aegon NV	7,593,074
43,981	Akzo Nobel NV	3,583,385
272,976	Arcelor Mittal	16,388,833
16,737	Boskalis Westminster	618,489
2,671	Gamma Holdings NV	235,217
120,207	Heineken NV	7,002,050
532,822	ING Groep NV	23,682,634
174,425	Koninklijke Ahold NV *	2,179,472
45,860	Koninklijke DSM	2,277,399
9,008	Koninklijke Ten Cate NV	350,239
19,206	Koninklijke Vopak NV	1,166,128
19,535	Koninklijke Wessanen NV	318,715
124,400	Reed Elsevier NV	2,478,742
7,608	Wereldhave NV	1,119,463
	Total Netherlands	92,542,930

	Norway — 0.9%
21,304	Frontline Ltd	990,823
92,845	Norsk Hydro ASA	3,308,631
228,300	Orkla ASA	4,028,961
96,115	Statoil ASA	2,625,527
	Total Norway	10,953,942

	Philippines — 0.0%
13,800	Ayala Corp	157,360
7,240	Philippine Long Distance Telephone	401,930
	Total Philippines	559,290

	Poland — 0.1%
6,200	KGHM Polska Miedz SA	254,448
26,200	Polski Koncern Naftowy Orlen SA *	454,162
54,530	Telekomunikacja Polska SA	404,215
	Total Poland	1,112,825

	Russia — 0.3%
14,120	Lukoil ADR	1,059,000
12,410	Mobile Telesystems ADR *	672,374
25,950	OAO Gazprom ADR	947,175
22,900	Rostelecom	198,085
2,340	Surgutneftegaz ADR	126,360
4,060	Vimpel-Communications ADR	417,409
	Total Russia	3,420,403

	Singapore — 1.7%
118,000	Capitaland Ltd	639,140
426,000	DBS Group Holdings Ltd	6,773,272
161,500	Fraser & Neave Ltd	612,378
472,000	Keppel Corp Ltd	3,413,559
307,000	Oversea-Chinese Banking Corp	1,913,260
1,763,370	Singapore Telecommunications	4,132,978
228,000	United Overseas Bank Ltd	3,622,925
	Total Singapore	21,107,512

	South Africa — 0.2%
167,296	FirstRand Ltd	536,781
8,892	Imperial Holdings Ltd	188,959
13,503	Nedbank Group Ltd	280,407

12,700	Remgro Ltd	324,925
89,700	Sanlam Ltd	289,508
40,195	Standard Bank Group Ltd	593,081
60,300	Steinhoff International Holdings	199,503
	Total South Africa	2,413,164

	South Korea — 1.4%
3,449	Daelim Industrial Co Ltd	521,008
8,036	Daewoo Engineering & Construction Co Ltd	244,472
7,500	Dongkuk Steel Mill	265,350
1,660	GS Engineering & Construction Corp	221,158
8,928	Hana Financial Group Inc	452,885
10,290	Hanjin Shipping	465,283
16,840	Hynix Semiconductor Inc *	522,729
6,022	Hyundai Development Co	420,920
4,800	Hyundai Mobis	435,154
9,000	Hyundai Motor Co	637,632
12,480	Hyundai Securities Co	249,476
6,580	Hyundai Steel Co	394,208
700	KCC Corp	323,567
15,700	KIA Motors Corp *	202,325
11,600	Kookmin Bank	1,050,235
17,200	Korea Electric Power Corp	755,386
5,351	Korean Air Lines Co Ltd	317,371
1,900	KT Corp	90,776
9,350	KT Corp ADR	224,868
4,440	KT Freetel Co Ltd	134,142
7,000	KT&G Corp	513,250
4,600	LG Chemicals Ltd	339,721
8,660	LG Corp	415,980
3,890	LG Petrochemical Co Ltd	172,326
4,560	POSCO	2,183,535
2,887	Samsung Electronics Co Ltd	1,668,216
2,700	Samsung SDI Co Ltd	158,737
19,300	Shinhan Financial Group Co Ltd	1,190,227
600	Shinsegae Co Ltd	430,335
9,400	SK Corp	1,063,253
100	SK Telecom Co Ltd	21,989
21,030	SK Telecom Co Ltd ADR	564,866
10,200	Woori Finance Holdings Co Ltd	242,280
	Total South Korea	16,893,660

	Spain — 2.2%
44,976	ACS Actividades de Construccion y Servicios SA	3,008,099
106,200	Banco Popular Espanol SA	2,124,570
133,257	Banco Santander Central Hispano SA	2,557,125
19,990	Endesa SA	1,075,778
148,722	Iberdrola SA	8,578,639
114,883	Repsol YPF SA	4,215,558
220,410	Telefonica SA	5,014,985
	Total Spain	26,574,754

	Sweden — 2.1%
54,550	Boliden AB	1,132,558
129,900	Electrolux AB Series B	3,268,674
60,450	Hennes & Mauritz AB Class B	3,828,815
143,600	Nordea AB	2,366,559
178,000	Scania AB Class B	4,377,312
68,600	Skandinaviska Enskilda Banken AB Class A	2,255,826
68,800	Swedbank AB	2,536,630
124,900	Tele2 AB Class B	2,085,173

219,000	Volvo AB Class B	4,600,177
	Total Sweden	26,451,724

	Switzerland — 3.0%
49,049	ABB Ltd	1,050,581
6,497	Bobst Group AG (Registered)	420,122
21,807	Credit Suisse Group	1,657,640
6,550	Nestle SA (Registered)	2,551,362
207,346	Novartis AG (Registered)	11,662,129
43,564	Swiss Reinsurance Co (Registered)	4,147,750
3,812	Swisscom AG (Registered)	1,342,357
45,745	Zurich Financial Services AG	14,000,372
	Total Switzerland	36,832,313

	Taiwan — 1.2%
186,658	Acer Inc	344,549
257,000	Advanced Semiconductor Engineering Inc *	299,037
199,580	Asustek Computer Inc	493,123
320,127	AU Optronics Corp	495,502
225,000	Cathay Financial Holding Co Ltd	474,981
159,952	Chi Mei Optoelectronics Corp	179,338
650,960	China Development Financial Holding Corp	261,753
798,875	China Steel Corp	930,724
513,000	Chinatrust Financial Holding Co Ltd	389,676
226,440	Chunghwa Telecom Co Ltd	425,003
272,023	Compal Electronics Inc	246,921
84,724	Delta Electronics Inc	277,165
282,765	Far Eastern Textile Co Ltd	281,765
119,000	Far Eastone Telecommunications Co Ltd	141,106
237,930	Formosa Chemicals & Fibre Co	488,589
297,515	Formosa Plastics Corp	609,812
30,968	High Tech Computer Corp	576,535
147,800	Hon Hai Precision Industry Co Ltd	1,044,102
221,688	Lite-On Technology Corp	261,678
73,200	MediaTek Inc	1,158,670
458,000	Mega Financial Holdings Co Ltd	277,351
144,000	Mosel Vitelic Inc	193,747
360,080	Nan Ya Plastics Corp	697,995
49,000	Novatek Microelectronics	245,922
236,000	Pou Chen Corp	245,497
674,232	Powerchip Semiconductor Corp	401,841
54,000	Powertech Technology Inc	203,322
748,000	Promos Technologies Inc *	307,697
154,206	Quanta Computer Inc	233,237
308,135	Shin Kong Financial Holdings	325,615
237,002	Siliconware Precision Industries Co	494,232
528,390	Taishin Financial Holdings Co Ltd *	259,878
205,000	Taiwan Cellular Corp	209,656
459,565	Taiwan Semiconductor Manufacturing Co Ltd	956,096
5,594	Taiwan Semiconductor Manufacturing Co Ltd ADR	61,031
798,000	United Microelectronics Corp	465,472
162,000	Wistron Corp	273,641
	Total Taiwan	15,232,259

	Thailand — 0.2%
91,150	Bangkok Bank Pcl NVDR (a)	302,884
22,000	Bangkok Dusit Medical Service Pcl (Foreign Registered) (a)	26,015
1,245,260	IRPC Pcl (Foreign Registered) (a)	217,521
175,850	Kasikornbank Pcl NVDR (a)	349,736
624,060	Krung Thai Bank Pcl (Foreign Registered) (a)	198,706
119,180	PTT Exploration & Production Pcl (Foreign Registered) (a)	359,929

69,840	PTT Pcl (Foreign Registered) (a)	516,546
38,700	Siam Cement Pcl (Foreign Registered) NVDR (a)	268,186
172,200	Siam Commercial Bank Pcl (Foreign Registered) (a)	343,058
	Total Thailand	2,582,581

	Turkey — 0.0%
54,000	Turkiye Garanti Bankasi	298,162
43,180	Turkiye IS Bankasi Class C	202,125
	Total Turkey	500,287

	United Kingdom — 20.6%
54,716	Alliance & Leicester Plc	1,284,581
176,469	Alliance Boots Plc	3,943,974
246,300	AstraZeneca Plc	13,095,781
316,479	Aviva Plc	4,999,745
54,893	Barclays Plc	784,822
210,891	Barratt Developments Plc	4,559,739
237,238	BBA Aviation Plc	1,338,426
68,876	Berkeley Group Holdings Plc *	2,581,331
182,196	BG Group Plc	2,786,848
1,828,012	BT Group Plc	11,931,079
940,196	Centrica Plc	7,134,524
654,853	DSG International Plc	2,182,173
1,108,137	GlaxoSmithKline Plc	28,865,650
110,642	Hanson Plc	2,355,024
231,263	HBOS Plc	4,975,755
131,350	Home Retail Group	1,225,838
164,980	Imperial Tobacco Group Plc	7,118,028
158,574	Inchcape Plc	1,743,286
323,002	J Sainsbury Plc	3,568,260
402,607	Kingfisher Plc	1,979,214
314,870	Marks & Spencer Group Plc	4,358,271
321,017	National Grid Plc	4,979,331
92,250	Next Plc	4,035,911
581,581	Northern Foods Plc	1,464,245
870,317	Old Mutual Plc	2,984,436
84,522	Reckitt Benckiser Plc	4,597,736
201,330	Rio Tinto Plc	14,697,240
1,126,088	Royal & Sun Alliance Insurance Group	3,529,944
1,534,926	Royal Bank of Scotland Group	19,067,700
212,792	Royal Dutch Shell Group Class A (Amsterdam)	7,914,177
148,000	Royal Dutch Shell Plc A Shares (London)	5,513,416
172,073	Royal Dutch Shell Plc B Shares (London)	6,494,940
128,804	Scottish & Southern Energy Plc	3,883,083
112,374	Tate & Lyle Plc	1,336,183
659,223	Taylor Woodrow Plc	5,970,829
533,744	Tesco Plc	4,849,221
266,363	Tomkins Plc	1,419,565
10,195,489	Vodafone Group Inc	31,903,235
27,585	Whitbread Plc	1,034,878
587,724	William Morrison Supermarkets Plc	3,658,255
391,896	Wimpey (George) Plc	4,875,876
62,279	Wolseley Plc	1,615,043
103,297	Xstrata Plc	5,943,661
	Total United Kingdom	254,581,254

	TOTAL COMMON STOCKS (COST $808,396,359)	1,178,318,735

Shares	Description	Value ($)

	PREFERRED STOCKS — 1.4%

	Brazil — 0.8%
31,594	Banco Bradesco SA 2.42%	804,241
16,650	Banco Itau Holding Financeira SA 2.25%	731,092
7,300	Bradespar SA 2.81%	278,167
22,548	Brasil Telecom Participacoes SA 7.58%	281,703
12,539,550	Companhia Energetica de Minas Gerais 1.95%	496,099
10,177,400	Companhia Paranaense de Energia 2.07%	151,787
44,400	Companhia Vale do Rio Doce Class A 0.59%	1,697,185
13,844,200	Electrobras (Centro) SA Class B 6.16%	363,942
13,550	Gerdau Metalurgica SA 4.03%	401,351
20,200	Gerdau SA 3.09%	454,684
82,857	Itausa-Investimentos Itau SA 3.10%	518,881
69,624	Petroleo Brasileiro SA (Petrobras) 0.75%	1,665,032
29,500	Sadia SA 1.46%	151,569
22,370	Tele Norte Leste Participacoes ADR 2.40%	425,254
10,700	Usinas Siderrurgicas de Minas Gerais SA 3.81%	595,992
	Total Brazil	9,016,979

	Germany — 0.5%
900	Porsche AG (Non Voting) 0.47%	1,590,849
20,411	Villeroy & Boch AG (Non Voting) 2.75%	433,709
40,841	Volkswagen AG 1.84%	3,994,226
	Total Germany	6,018,784

	Italy — 0.1%
435,821	Compagnia Assicuratrice Unipol 3.40%	1,509,911

	TOTAL PREFERRED STOCKS (COST $8,029,665)	16,545,674

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.3%
4,000,000	Dresdner Bank AG Time Deposit, 5.31%, due 06/01/07	4,000,000

	TOTAL SHORT-TERM INVESTMENTS (COST $4,000,000)	4,000,000

	TOTAL INVESTMENTS — 97.0% (Cost $820,426,024)	1,198,864,409

	Other Assets and Liabilities (net) — 3.0%	37,371,046

	TOTAL NET ASSETS — 100.0%	$1,236,235,455

As of May 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$821,372,568	$382,919,081	$(5,427,240)	$377,491,841

Notes to Schedule of Investments:

ADR - American Depositary Receipt

CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

NVDR - Non-Voting Depository Receipt

 *              Non-income producing security.

(a)          Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE.  As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.  As of May 31, 2007, 92.73% of the Net Assets of the Fund were valued using fair value prices based on models used by a third party vendor.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2007 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.7%

	Automotive — 3.1%
1,600	American Axle & Manufacturing Holdings, Inc.	46,112
5,325	ArvinMeritor, Inc.	111,186
1,300	BorgWarner, Inc.	109,408
6,200	Goodyear Tire & Rubber Co. (The) *	219,914
2,900	Lear Corp. *	103,443
800	Oshkosh Truck Corp.	49,352
400	Spartan Motors, Inc.	14,036
2,900	TRW Automotive Holdings Corp. *	117,682
	Total Automotive	771,133

	Construction — 7.2%
3,000	American Home Mortgage Acceptance Corp. REIT	65,520
700	American Woodmark Corp.	26,075
9,200	Annaly Capital Management, Inc.	142,048
1,500	Anthracite Capital, Inc. REIT	18,345
900	Apartment Investment & Management Co.-Class A	49,383
1,900	Beazer Homes USA, Inc.	67,963
900	Crane Co.	39,321
1,300	EMCOR Group, Inc. *	85,267
500	Entertainment Properties Trust REIT	29,525
700	Health Care Property Investors, Inc.	22,869
200	Home Properties, Inc.	11,520
2,200	Hovnanian Enterprises, Inc.-Class A *	55,572
500	iStar Financial, Inc. REIT	24,015
300	Jacobs Engineering Group, Inc. *	17,385
2,600	KB Home	119,314
3,000	Louisiana-Pacific Corp.	61,500
400	M/I Homes, Inc.	11,512
2,674	MDC Holdings, Inc.	145,305
3,400	MFA Mortgage Investments, Inc. REIT	25,568
400	Nationwide Health Properties, Inc. REIT	12,428
200	NVR, Inc. *	159,400
2,200	Ryland Group, Inc.	101,640
500	Senior Housing Properties Trust, REIT	11,750
1,500	Simpson Manufacturing Co., Inc.	49,980
300	SL Green Realty Corp. REIT	42,024
3,300	Thor Industries, Inc.	143,814
5,800	Thornburg Mortgage, Inc. REIT	160,834
2,700	Toll Brothers, Inc. *	79,191
1,100	Winnebago Industries, Inc.	34,100
	Total Construction	1,813,168

	Consumer Goods — 8.4%
1,000	Alberto-Culver Co.	24,840
1,200	Bebe Stores, Inc.	21,576
3,300	Blyth, Inc.	90,552
3,400	Brunswick Corp.	117,062
200	Chattem, Inc. *	12,734
900	Church & Dwight Co., Inc.	45,009
2,500	Columbia Sportswear Co.	174,325
200	Crocs, Inc. *	16,272
200	Deckers Outdoor Corp. *	17,578
500	Estee Lauder Cos. (The), Inc.-Class A	23,650
2,600	Ethan Allen Interiors, Inc.	94,406

4,700	Fossil, Inc. *	146,687
4,400	Furniture Brands International, Inc.	63,800
1,200	Guess ?, Inc.	53,040
1,100	Hasbro, Inc.	35,365
5,100	Jones Apparel Group, Inc.	151,878
1,600	K-Swiss, Inc.-Class A	46,416
2,100	La-Z-Boy, Inc.	24,696
2,300	Leggett & Platt, Inc.	56,281
6,700	Liz Claiborne, Inc.	232,423
900	Marvel Entertainment, Inc. *	24,849
400	Phillips-Van Heusen Corp.	24,448
2,100	Polaris Industries, Inc.	115,689
200	Polo Ralph Lauren Corp.	19,506
2,800	Smith & Wesson Holding Corp. *	39,004
1,100	Steven Madden, Ltd.	35,838
900	Tempur-Pedic International, Inc.	22,824
3,800	Timberland Co.-Class A *	103,892
4,100	Tupperware Corp.	118,531
2,100	Universal Corp.	133,497
1,100	Wolverine World Wide, Inc.	31,933
	Total Consumer Goods	2,118,601

	Financial — 22.2%
200	AG Edwards, Inc.	17,632
700	American Capital Strategies, Ltd.	33,901
4,900	American Financial Group, Inc.	174,685
3,400	AmeriCredit Corp. *	90,270
800	AMERIGROUP Corp. *	20,400
3,100	Associated Banc Corp.	102,331
4,050	Astoria Financial Corp.	107,973
2,500	Bancorpsouth, Inc.	62,600
5,800	Brown & Brown, Inc.	151,148
900	CapitalSource, Inc.	23,670
300	Cash America International, Inc.	12,447
1,725	Chittenden Corp.	50,301
1,300	Citizens Republic Bancorp Inc.	24,752
1,100	City National Corp.	85,184
600	Cohen & Steers, Inc.	31,194
507	Commerce Bancshares, Inc.	23,930
4,800	Commerce Group, Inc.	163,632
500	Covanta Holding Corp. *	12,400
1,800	Downey Financial Corp.	131,022
4,300	EZCORP, Inc.-Class A *	64,629
5,000	First American Corp.	267,750
4,800	First Horizon National Corp.	193,392
750	First Marblehead Corp. (The)	27,945
1,000	FirstFed Financial Corp. *	64,470
1,300	FirstMerit Corp.	27,989
6,400	Flagstar Bancorp, Inc.	82,304
1,400	Fremont General Corp.	18,550
1,700	Greater Bay Bancorp	47,447
300	Hilb Rogal & Hobbs Co.	13,017
2,800	IndyMac Bancorp, Inc.	94,024
400	IntercontinentalExchange, Inc. *	57,976
2,700	Investors Financial Services Corp.	166,104
1,500	Jefferies Group, Inc.	45,960
200	Jones Lang LaSalle, Inc.	23,340
2,600	Knight Capital Group, Inc.-Class A *	45,006
1,700	LandAmerica Financial Group, Inc.	157,573
300	MAF Bancorp, Inc.	16,164
1,900	Mercury General Corp.	106,571

3,400	MoneyGram International, Inc.	99,076
3,300	Nationwide Financial Services, Inc.-Class A	204,303
5,800	New York Community Bancorp, Inc.	101,384
1,100	Ocwen Financial Corp. *	15,576
700	Odyssey Re Holdings Corp.	30,016
400	Ohio Casualty Corp.	17,224
10,500	Old Republic International Corp.	227,430
500	Pacific Capital Bancorp	12,870
2,310	Peoples United Financial	46,639
2,300	Philadelphia Consolidated Holding Corp. *	94,760
400	Piper Jaffray Cos., Inc. *	26,760
4,300	PMI Group (The), Inc.	212,592
3,100	Protective Life Corp.	155,093
2,700	Radian Group, Inc.	167,130
1,900	Redwood Trust, Inc. REIT	101,821
3,100	Reinsurance Group of America, Inc.	193,688
1,100	Ryder Systems, Inc.	59,312
3,700	SEI Investment Co.	228,401
2,500	StanCorp Financial Group, Inc.	127,150
2,000	Stewart Information Services Corp.	79,240
6,400	TCF Financial Corp.	180,672
300	Transatlantic Holdings, Inc.	21,498
500	Triad Guaranty, Inc. *	22,295
4,600	Trustmark Corp.	123,832
840	Valley National Bancorp	20,572
200	W.R. Berkley Corp.	6,588
1,600	Webster Financial Corp.	71,984
800	Westamerica Bancorporation	37,040
1,100	Wilmington Trust Corp.	46,981
600	World Acceptance Corp. *	25,428
	Total Financial	5,597,038

	Food & Beverage — 2.7%
700	Corn Products International, Inc.	28,721
300	Hormel Foods Corp.	11,235
800	JM Smucker Co. (The)	46,160
1,300	Lancaster Colony Corp.	56,953
2,300	McCormick & Co., Inc. (Non Voting)	85,767
4,700	NBTY, Inc. *	246,891
300	Ralcorp Holdings, Inc. *	17,448
2,900	Smithfield Foods, Inc. *	93,206
3,800	Tyson Foods, Inc.-Class A	84,702
	Total Food & Beverage	671,083

	Health Care — 8.7%
200	Advanced Magnetics, Inc. *	12,614
900	Allscripts Healthcare Solutions, Inc. *	22,104
3,700	Apria Healthcare Group *	107,152
200	Beckman Coulter, Inc.	13,080
500	Covance, Inc. *	33,275
1,200	Cytyc Corp. *	50,736
1,500	DENTSPLY International, Inc.	54,210
2,100	Endo Pharmaceuticals Holdings, Inc. *	74,172
1,700	HLTH Corp. *	25,653
1,200	HMS Holdings Corp. *	24,612
1,900	Idexx Laboratories, Inc. *	167,751
400	Illumina, Inc. *	13,052
1,100	Immucor, Inc. *	34,738
400	Inverness Medical Innovations, Inc. *	19,076
300	Kinetic Concepts, Inc. *	15,054

10,300	King Pharmaceuticals, Inc. *	218,772
3,900	Lincare Holdings, Inc. *	156,351
300	Magellan Health Services, Inc. *	13,440
400	Manor Care, Inc.	27,200
600	Medicines Co. *	11,706
800	Medicis Pharmaceutical Corp.-Class A	26,400
500	MGI Pharma, Inc. *	10,690
400	Molina Healthcare, Inc. *	12,788
300	OSI Pharmaceuticals, Inc. *	11,328
3,300	Owens & Minor, Inc.	117,150
4,300	Patterson Cos., Inc. *	161,336
2,500	Pediatrix Medical Group, Inc. *	144,050
4,300	Pharmaceutical Product Development, Inc.	156,950
2,700	Respironics, Inc. *	119,205
2,000	Techne Corp. *	119,380
11,800	Tenet Healthcare Corp. *	82,010
900	Universal Health Services, Inc.-Class B	55,611
300	WellCare Health Plans, Inc. *	27,612
400	West Pharmaceutical Services, Inc.	20,344
1,600	Zoll Medical Corp. *	35,920
	Total Health Care	2,195,522

	Machinery — 1.9%
2,000	AGCO Corp. *	86,560
200	Cummins, Inc.	18,846
800	FMC Technologies, Inc. *	60,480
300	Gardner Denver, Inc. *	12,357
900	Graco, Inc.	36,036
500	Lincoln Electric Holdings, Inc.	35,145
1,000	Manitowoc Co. (The), Inc.	75,780
1,000	Oceaneering International, Inc. *	50,040
300	Robbins & Myers, Inc.	13,476
1,000	Terex Corp. *	84,770
	Total Machinery	473,490

	Manufacturing — 1.5%
1,200	Bemis Co., Inc.	40,356
600	Carlisle Cos., Inc.	26,490
400	Greif, Inc.-Class A	22,264
1,400	Pactiv Corp. *	47,558
1,100	Reliance Steel & Aluminum Co.	67,507
700	Rock-Tenn Co.-Class A	24,444
2,000	Sonoco Products Co.	86,600
1,700	Zoltek Cos., Inc. *	64,005
	Total Manufacturing	379,224

	Metals & Mining — 0.2%
300	Brush Engineered Materials, Inc. *	16,095
700	Titanium Metals Corp. *	24,220
	Total Metals & Mining	40,315

	Oil & Gas — 0.3%
1,500	Cimarex Energy Co.	63,045
200	Holly Corp.	14,018
	Total Oil & Gas	77,063

	Primary Process Industry — 2.4%
700	Airgas, Inc.	29,848
700	AK Steel Holding Corp. *	24,304
1,900	Albemarle Corp.	77,216
500	Cabot Corp.	24,155
200	Carpenter Technology Corp.	26,514
200	Chaparral Steel Co.	14,640
400	Eastman Chemical Co.	26,464
200	FMC Corp.	16,732
1,100	Hercules, Inc. *	20,713
1,100	International Flavors & Fragrances, Inc.	56,463
100	NewMarket Corp.	4,785
400	OM Group, Inc. *	25,004
3,600	Sensient Technologies Corp.	93,744
700	Sigma Aldrich Corp.	30,296
1,200	Steel Dynamics, Inc.	56,280
1,400	Terra Industries, Inc. *	27,146
800	Valspar Corp.	23,112
800	W.R. Grace & Co. *	21,656
	Total Primary Process Industry	599,072

	Retail Stores — 15.3%
8,300	American Eagle Outfitters, Inc.	224,100
600	AnnTaylor Stores Corp. *	23,454
2,000	Asbury Automotive Group, Inc.	54,560
6,900	AutoNation, Inc. *	152,628
1,400	Big Lots, Inc. *	44,100
4,000	BJ’s Wholesale Club, Inc. *	151,280
1,900	Borders Group, Inc.	42,351
2,800	CarMax, Inc. *	67,200
4,200	Casual Male Retail Group, Inc. *	49,308
4,200	CDW Corp.	357,588
1,300	Chico’s FAS, Inc. *	35,412
200	Children’s Place Retail Stores, Inc. *	11,292
300	Christopher & Banks Corp.	5,667
500	Dillard’s, Inc.-Class A	18,150
1,100	Dollar General Corp.	23,804
6,900	Dollar Tree Stores, Inc. *	291,939
7,700	Family Dollar Stores, Inc.	259,105
500	Fastenal Co.	21,670
1,300	Foot Locker, Inc.	28,522
2,100	Group 1 Automotive, Inc.	88,620
800	Gymboree Corp. (The) *	35,760
2,900	Insight Enterprises, Inc. *	64,264
200	Men’s Wearhouse, Inc.	10,668
1,100	OfficeMax, Inc.	49,390
4,400	O’Reilly Automotive, Inc. *	167,156
3,400	Pacific Sunwear of California, Inc. *	67,626
800	PetSmart, Inc.	27,376
400	Priceline.com, Inc. *	24,736
6,100	RadioShack Corp.	208,254
5,250	Rent-A-Center, Inc. *	142,275
14,100	Rite Aid Corp. *	89,112
3,800	Ross Stores, Inc.	124,792
400	Ruddick Corp.	12,516
3,300	Sonic Automotive, Inc.	102,729
900	Spartan Stores, Inc.	23,760
6,300	Supervalu, Inc.	300,132
2,300	Talbots, Inc.	50,025
500	Tiffany & Co.	26,285
1,900	Tween Brands, Inc. *	82,707
6,400	United Auto Group, Inc.	142,272

3,100	Williams-Sonoma, Inc.	105,059
2,000	Zale Corp. *	53,720
	Total Retail Stores	3,861,364

	Services — 9.7%
4,250	Applebee’s International, Inc.	111,350
800	Bob Evans Farms, Inc.	30,960
5,150	Brinker International, Inc.	164,594
4,400	Career Education Corp. *	153,428
2,200	CBRL Group, Inc.	98,868
600	CEC Entertainment, Inc. *	23,232
900	Choice Hotels International, Inc.	36,288
3,600	Copart, Inc. *	112,284
4,700	Corinthian Colleges, Inc. *	68,667
600	Corporate Executive Board Co. (The)	39,906
700	Corrections Corporation of America *	45,360
2,950	Factset Research Systems, Inc.	188,298
400	Geo Group (The), Inc. *	21,800
200	Huron Consulting Group, Inc. *	13,704
2,200	Interpublic Group of Cos., Inc. *	25,850
3,000	ITT Educational Services, Inc. *	339,570
1,900	Jack in the Box, Inc. *	145,293
300	Manpower, Inc.	27,600
5,100	New York Times Co.-Class A	128,061
400	Nutri/System, Inc. *	26,208
2,200	OSI Restaurant Partners, Inc.	89,540
900	Papa John’s International, Inc. *	27,855
900	PeopleSupport, Inc. *	10,899
3,400	Performance Food Group Co. *	120,700
400	Rare Hospitality International, Inc. *	11,616
2,400	Regis Corp.	95,688
400	Resources Connection, Inc. *	12,904
2,300	Ruby Tuesday, Inc.	63,411
1,825	Sonic Corp. *	44,494
700	Sothebys Holdings, Inc.-Class A	33,229
600	TeleTech Holdings, Inc. *	21,108
3,400	Valassis Communications, Inc. *	60,894
800	Volt Information Sciences, Inc. *	19,864
400	Watson Wyatt Worldwide, Inc.	20,628
	Total Services	2,434,151

	Technology — 10.3%
800	Activision, Inc. *	15,832
700	Acuity Brands, Inc.	42,497
2,000	Akamai Technologies, Inc. *	88,420
800	Alliance Data Systems Corp. *	62,336
1,300	Alliant Techsystems, Inc. *	131,300
200	Anixter International, Inc. *	14,772
200	Armor Holdings, Inc. *	17,186
4,200	Atmel Corp. *	23,478
2,000	Avnet, Inc. *	85,680
400	Baldor Electric Co.	18,552
600	Belden Inc.	34,356
2,300	BMC Software, Inc. *	76,222
3,900	Brocade Communications Systems, Inc. *	35,802
400	Ciena Corp. *	13,728
600	Citrix Systems, Inc. *	20,166
1,000	Cogent Communications Group, Inc. *	28,700
1,400	CommScope, Inc. *	76,622
4,600	Convergys Corp. *	118,404

3,900	Deluxe Corp.	170,313
400	Diebold, Inc.	19,832
400	Digital River, Inc. *	20,568
2,600	Energizer Holdings, Inc. *	257,556
500	FLIR Systems, Inc. *	20,680
300	Formfactor, Inc. *	11,934
500	General Cable Corp. *	34,075
8,400	Ingram Micro, Inc.-Class A *	174,048
800	Internap Network Services Corp. *	11,848
900	Macrovision Corp. *	25,155
1,300	McAfee, Inc. *	47,788
1,300	Mentor Graphics Corp. *	18,538
900	Molex, Inc.	26,766
900	Novellus System, Inc. *	27,621
2,100	Nuance Communications, Inc. *	35,133
800	Perot Systems Corp.-Class A *	13,664
1,000	Polycom, Inc. *	31,720
200	Rogers Corp. *	8,048
300	SAVVIS, Inc. *	15,057
400	ScanSource, Inc. *	11,592
5,600	SonicWALL, Inc. *	46,256
1,800	Sonus Networks, Inc. *	15,606
2,300	Syntel, Inc.	79,626
3,800	Tech Data Corp. *	140,068
400	Technitrol, Inc.	10,536
2,200	Total System Services, Inc.	73,018
800	Trimble Navigation Ltd. *	23,352
600	United Stationers, Inc. *	40,254
1,700	Utstarcom, Inc. *	12,257
400	Valueclick, Inc. *	12,532
300	Varian Semiconductor Equipment Associates, Inc. *	12,645
2,500	Waters Corp. *	150,750
700	WESCO International, Inc. *	45,374
2,900	Western Digital Corp. *	54,549
	Total Technology	2,602,812

	Transportation — 1.1%
400	American Commercial Lines, Inc. *	12,676
500	Arkansas Best Corp.	20,645
500	Continental Airlines, Inc.-Class B *	20,085
400	JB Hunt Transport Services, Inc.	11,656
1,400	JetBlue Airways Corp. *	15,092
1,700	Overseas Shipholding Group, Inc.	135,235
400	US Airways Group, Inc. *	14,260
1,100	YRC Worldwide, Inc. *	44,220
	Total Transportation	273,869

	Utility — 2.7%
4,900	Centerpoint Energy, Inc.	92,757
4,900	CenturyTel, Inc.	242,158
100	CT Communications, Inc.	3,139
6,900	Level 3 Communications, Inc. *	40,158
800	Northeast Utilities	24,328
700	OGE Energy Corp.	25,844
700	ONEOK, Inc.	37,870
1,700	Pepco Holdings, Inc.	50,762
1,300	Reliant Energy, Inc. *	33,306
1,900	Telephone & Data Systems, Inc.	117,610
	Total Utility	667,932

	TOTAL COMMON STOCKS (COST $19,675,520)	24,575,837

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 2.4%
613,109	Citigroup Global Markets Repurchase Agreement, dated 05/31/07, due 06/01/07, with a maturity value of $613,181 and an effective yield of 4.25% collateralized by a U.S. Treasury Bond with a rate of 8.13%, maturity date of 08/15/19 and a market value, including accrued interest, of $625,371.	613,109

	TOTAL SHORT-TERM INVESTMENTS (COST $613,109)	613,109

	TOTAL INVESTMENTS — 100.1% (Cost $20,288,629)	25,188,946

	Other Assets and Liabilities (net) — (0.1%)	(23,306)

	TOTAL NET ASSETS — 100.0%	$25,165,640

As of May 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$20,288,629	$5,263,392	$(363,075)	$4,900,317

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*                 Non-income producing security.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2007 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.1%

	Automotive — 2.2%
1,600	Eaton Corp.	149,984
46,169	Ford Motor Co.	385,049
11,600	General Motors Corp.	347,884
4,400	Goodyear Tire & Rubber Co. (The) *	156,068
13,700	Harley-Davidson, Inc.	836,933
1,700	Johnson Controls, Inc.	186,490
8,450	Paccar, Inc.	737,093
	Total Automotive	2,799,501

	Construction — 0.3%
1,600	Centex Corp.	77,376
400	KB Home	18,356
3,500	Masco Corp.	105,735
1,400	Toll Brothers, Inc. *	41,062
1,100	Weyerhaeuser Co.	90,156
	Total Construction	332,685

	Consumer Goods — 3.5%
4,100	Altria Group, Inc.	291,510
7,000	Avon Products, Inc.	268,730
9,300	Coach, Inc. *	477,648
2,100	Colgate-Palmolive Co.	140,616
1,800	Estee Lauder Cos. (The), Inc.-Class A	85,140
2,100	Hasbro, Inc.	67,515
1,800	International Game Technology	72,342
3,300	Jones Apparel Group, Inc.	98,274
11,000	Kimberly-Clark Corp.	780,560
3,000	Leggett & Platt, Inc.	73,410
4,800	Liz Claiborne, Inc.	166,512
11,600	Mattel Co.	324,916
800	Mohawk Industries, Inc. *	81,648
7,400	Nike, Inc.	419,950
1,200	Reynolds American, Inc.	78,048
6,200	UST, Inc.	331,018
5,400	VF Corp.	506,412
1,300	Whirlpool Corp.	145,145
	Total Consumer Goods	4,409,394

	Financial — 15.8%
12,200	Aflac, Inc.	644,892
400	AG Edwards, Inc.	35,264
24,200	Allstate Corp. (The)	1,488,300
3,850	AMBAC Financial Group, Inc.	344,999
13,600	American International Group, Inc.	983,824
2,100	AON Corp.	90,132
30,608	Bank of America Corp.	1,552,132
4,300	BB&T Corp.	181,073
1,900	Brown & Brown, Inc.	49,514
2,900	Chubb Corp.	159,123
105,500	Citigroup, Inc.	5,748,695
4,100	Comerica, Inc.	257,603
2,700	Countrywide Financial Corp.	105,138
21,600	Fannie Mae	1,380,672

3,400	Fifth Third Bancorp	144,024
400	First American Corp.	21,420
300	First Horizon National Corp.	12,087
5,500	Freddie Mac	367,345
3,900	Goldman Sachs Group, Inc.	900,198
500	H&R Block, Inc.	11,845
900	Hartford Financial Services Group, Inc.	92,853
900	KeyCorp	32,049
2,567	Lincoln National Corp.	186,108
3,300	MBIA, Inc.	219,615
1,600	MetLife, Inc.	108,800
2,300	MGIC Investment Corp.	149,500
9,600	Morgan Stanley	816,384
20,600	National City Corp.	712,554
10,587	Old Republic International Corp.	229,314
4,600	PMI Group (The), Inc.	227,424
2,100	PNC Financial Services Group, Inc.	154,980
7,400	Progressive Corp. (The)	170,570
600	Prudential Financial, Inc.	61,212
3,000	Radian Group, Inc.	185,700
1,900	Safeco Corp.	119,225
2,100	SEI Investment Co.	129,633
4,800	Torchmark Corp.	336,528
10,000	Travelers Cos. (The), Inc.	541,700
9,000	Unum Group	238,860
7,300	US Bancorp	252,434
850	W.R. Berkley Corp.	27,999
7,245	Washington Mutual, Inc.	316,751
	Total Financial	19,788,473

	Food & Beverage — 3.1%
19,600	Anheuser-Busch Cos., Inc.	1,045,464
7,900	Archer-Daniels-Midland Co.	276,816
2,700	Campbell Soup Co.	107,190
16,400	Coca-Cola Co. (The)	869,036
10,600	ConAgra Foods, Inc.	270,300
1,100	General Mills Co.	67,364
6,000	HJ Heinz Co.	285,480
600	Hormel Foods Corp.	22,470
15,037	Kraft Foods, Inc.	508,852
2,300	McCormick & Co., Inc. (Non Voting)	85,767
2,700	Pepsi Bottling Group, Inc.	94,473
5,900	Sara Lee Corp.	105,610
9,100	Tyson Foods, Inc.-Class A	202,839
	Total Food & Beverage	3,941,661

	Health Care — 19.3%
14,100	Abbott Laboratories	794,535
2,200	Aetna, Inc.	116,446
12,400	AmerisourceBergen Corp.	635,128
1,300	Bard (C.R.), Inc.	109,733
6,800	Baxter International, Inc.	386,512
4,000	Becton Dickinson & Co.	305,000
2,200	Biomet, Inc.	95,964
13,300	Bristol-Myers Squibb Co.	403,123
9,400	Cardinal Health, Inc.	681,124
1,500	Cigna Corp.	251,445
2,500	DENTSPLY International, Inc.	90,350
6,100	Express Scripts, Inc. *	622,810
23,800	Forest Laboratories, Inc. *	1,206,898

44,700	Johnson & Johnson	2,828,169
11,000	King Pharmaceuticals, Inc. *	233,640
1,000	Laboratory Corp of America Holdings *	78,740
1,900	Lincare Holdings, Inc. *	76,171
1,300	Manor Care, Inc.	88,400
13,500	McKesson Corp.	852,255
90,300	Merck & Co., Inc.	4,736,235
1,200	Patterson Cos., Inc. *	45,024
200,630	Pfizer, Inc.	5,515,319
7,000	Quest Diagnostics, Inc.	343,140
13,400	Schering-Plough Corp.	438,716
10,000	Stryker Corp.	673,100
22,200	UnitedHealth Group, Inc.	1,215,894
3,900	Wyeth	225,576
12,100	Zimmer Holdings, Inc. *	1,065,526
	Total Health Care	24,114,973

	Machinery — 0.5%
2,200	Cummins, Inc.	207,306
3,000	Deere & Co.	361,410
	Total Machinery	568,716

	Manufacturing — 1.3%
3,800	American Standard Cos., Inc.	227,164
9,800	Illinois Tool Works, Inc.	516,656
900	Owens-IIlinois, Inc. *	30,600
2,300	Pactiv Corp. *	78,131
300	Pall Corp.	13,425
300	Precision Castparts Corp.	35,868
1,900	Textron, Inc.	203,870
6,700	United Technologies Corp.	472,685
	Total Manufacturing	1,578,399

	Oil & Gas — 9.3%
3,200	Anadarko Petroleum Corp.	158,880
1,200	Apache Corp.	96,900
24,500	Chevron Corp.	1,996,505
6,174	ConocoPhillips	478,053
2,000	Devon Energy Corp.	153,560
96,400	Exxon Mobil Corp.	8,017,588
2,700	Marathon Oil Corp.	334,287
7,400	Occidental Petroleum Corp.	406,778
	Total Oil & Gas	11,642,551

	Primary Process Industry — 1.1%
1,600	Air Products & Chemicals, Inc.	124,784
3,800	Dow Chemical Co. (The)	172,444
5,900	E.I. du Pont de Nemours & Co.	308,688
1,000	Eastman Chemical Co.	66,160
1,800	Ecolab, Inc.	77,670
1,800	International Flavors & Fragrances, Inc.	92,394
3,400	International Paper Co.	133,178
3,200	PPG Industries, Inc.	243,808
2,800	Sherwin-Williams Co. (The)	189,392
	Total Primary Process Industry	1,408,518

	Retail Stores — 14.3%
1,300	Abercrombie & Fitch Co.-Class A	107,445
8,750	American Eagle Outfitters, Inc.	236,250
9,800	AutoNation, Inc. *	216,776
3,400	AutoZone, Inc. *	437,342
9,400	Bed Bath & Beyond, Inc. *	382,204
500	Best Buy, Inc.	24,145
3,200	CarMax, Inc. *	76,800
3,200	CDW Corp.	272,448
4,300	Costco Wholesale Corp.	242,821
4,175	CVS/Caremark Corp.	160,905
5,000	Dollar General Corp.	108,200
6,400	Family Dollar Stores, Inc.	215,360
500	Fastenal Co.	21,670
4,200	Foot Locker, Inc.	92,148
2,100	Gap (The), Inc.	38,892
77,800	Home Depot, Inc.	3,024,086
1,300	JC Penney Co., Inc.	104,624
17,700	Kohls Corp. *	1,333,164
24,900	Kroger Co. (The)	754,968
6,400	Limited Brands, Inc.	168,000
58,500	Lowe’s Cos., Inc.	1,919,970
3,400	Nordstrom, Inc.	176,562
800	Office Depot, Inc. *	29,120
2,300	PetSmart, Inc.	78,706
400	Ross Stores, Inc.	13,136
17,400	Safeway, Inc.	599,952
600	Sears Holdings Corp. *	108,012
17,300	Staples, Inc.	433,538
6,157	Supervalu, Inc.	293,319
12,700	Target Corp.	792,861
1,500	Tiffany & Co.	78,855
11,800	TJX Cos., Inc.	330,046
9,500	Walgreen Co.	428,735
96,400	Wal-Mart Stores, Inc.	4,588,640
	Total Retail Stores	17,889,700

	Services — 5.6%
700	Apollo Group, Inc.-Class A *	33,579
5,400	CBS Corp.-Class B	179,604
43,450	Comcast Corp.-Class A *	1,190,965
16,500	Direct TV Group (The) *	385,440
11,900	Gannett Co., Inc.	699,958
600	Liberty Media Holding Corp. Capital-Class A *	67,740
4,000	Manpower, Inc.	368,000
6,700	Marriott International, Inc.-Class A	308,535
16,400	McDonald’s Corp.	829,020
1,900	McGraw-Hill, Inc.	133,589
3,200	Moody’s Corp.	222,880
15,800	News Corp.-Class A	349,022
1,500	Omnicom Group, Inc.	157,950
12,200	Starbucks Corp. *	351,482
12,400	Sysco Corp.	410,688
3,200	Tribune Co.	103,040
19,400	Walt Disney Co. (The)	687,536
5,300	Waste Management, Inc.	204,951
4,800	Yum! Brands, Inc.	325,056
	Total Services	7,009,035

	Technology — 14.2%
600	Adobe Systems, Inc. *	26,448
2,800	Affiliated Computer Services, Inc.-Class A *	163,380
1,000	Amphenol Corp.-Class A	35,780
1,700	Applera Corp. - Applied Biosystems Group	48,263
900	Avnet, Inc. *	38,556
6,500	BMC Software, Inc. *	215,410
87,900	Cisco Systems, Inc. *	2,366,268
400	Citrix Systems, Inc. *	13,444
2,000	Cognizant Technologies Solutions Corp.-Class A *	157,120
1,000	Computer Sciences Corp. *	55,400
10,500	Danaher Corp.	771,750
64,300	Dell, Inc. *	1,727,741
4,200	EMC Corp. *	70,938
6,500	Emerson Electric Co.	314,925
1,400	Energizer Holdings, Inc. *	138,684
10,800	First Data Corp.	353,160
5,300	Fiserv, Inc. *	314,025
3,200	General Dynamics Corp.	256,768
9,800	Hewlett-Packard Co.	447,958
40,800	Intel Corp.	904,536
21,900	International Business Machines Corp.	2,334,540
4,800	Intuit, Inc. *	146,400
7,100	Lexmark International, Inc. *	368,703
6,400	Lockheed Martin Corp.	627,840
400	McAfee, Inc. *	14,704
103,000	Microsoft Corp.	3,159,010
800	Molex, Inc.	23,792
3,400	Northrop Grumman Corp.	257,074
3,000	Novellus System, Inc. *	92,070
52,500	Oracle Corp. *	1,017,450
4,800	Pitney Bowes, Inc.	229,200
1,100	Qualcomm, Inc.	47,245
3,300	Raytheon Co.	183,480
27,200	Time Warner, Inc.	581,264
600	Total System Services, Inc.	19,914
1,900	W.W. Grainger, Inc.	167,295
1,700	Waters Corp. *	102,510
	Total Technology	17,793,045

	Transportation — 1.0%
4,700	CH Robinson Worldwide, Inc.	254,646
3,500	CSX Corp.	159,040
1,200	Expeditors International of Washington, Inc.	52,392
7,400	FedEx Corp.	825,988
	Total Transportation	1,292,066

	Utility — 6.6%
8,400	AES Corp. (The) *	199,332
3,600	American Electric Power Co., Inc.	171,468
109,563	AT&T, Inc.	4,529,334
1,200	Centerpoint Energy, Inc.	22,716
3,400	CenturyTel, Inc.	168,028
3,000	Entergy Corp.	338,700
1,000	NiSource, Inc.	22,210
12,100	Qwest Communications International, Inc. *	124,509
700	TXU Corp.	47,215
60,142	Verizon Communications, Inc.	2,617,981
2,100	Xcel Energy, Inc.	48,195
	Total Utility	8,289,688

	TOTAL COMMON STOCKS (COST $104,050,975)	122,858,405

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 2.0%

2,447,226	Citigroup Global Markets Repurchase Agreement, dated 05/31/07, due 06/01/07, with a maturity value of $2,447,515 and an effective yield of 4.25%, collateralized by a U.S. Treasury Bond with a rate of 8.13%, maturity date of 08/15/19 and a market value, including accrued interest, of $2,496,171.	2,447,226

	TOTAL SHORT-TERM INVESTMENTS (COST $2,447,226)	2,447,226

	TOTAL INVESTMENTS — 100.1% (Cost $106,498,201)	125,305,631

	Other Assets and Liabilities (net) — (0.1%)	(137,875)

	TOTAL NET ASSETS — 100.0%	$125,167,756

As of May 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$106,498,201	$19,364,408	$(556,978)	$18,807,430

Notes to Schedule of Investments:

*	Non-income producing security.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2007 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 99.2%

	Automotive — 2.3%
3,900	Eaton Corp.	365,586
149,893	Ford Motor Co. (a)	1,250,108
35,700	General Motors Corp. (a)	1,070,643
700	Genuine Parts Co.	35,924
13,400	Goodyear Tire & Rubber Co. (The) *	475,298
39,700	Harley-Davidson, Inc.	2,425,273
300	Johnson Controls, Inc.	32,910
24,500	Paccar, Inc. (a)	2,137,135
	Total Automotive	7,792,877

	Construction — 0.4%
3,800	Centex Corp.	183,768
1,500	D.R. Horton, Inc.	35,055
3,900	Lennar Corp.-Class A (a)	178,035
200	Martin Marietta Materials, Inc.	31,088
15,600	Masco Corp.	471,276
1,000	Pulte Homes, Inc.	27,290
6,300	Toll Brothers, Inc. * (a)	184,779
4,300	Weyerhaeuser Co.	352,428
	Total Construction	1,463,719

	Consumer Goods — 3.1%
17,000	Avon Products, Inc.	652,630
2,400	Cintas Corp.	92,064
1,500	Clorox Co.	100,710
28,200	Coach, Inc. *	1,448,352
3,100	Colgate-Palmolive Co.	207,576
7,800	Estee Lauder Cos. (The), Inc.-Class A	368,940
6,900	Hasbro, Inc.	221,835
6,600	Jones Apparel Group, Inc.	196,548
32,600	Kimberly-Clark Corp.	2,313,296
10,100	Leggett & Platt, Inc. (a)	247,147
14,400	Liz Claiborne, Inc.	499,536
33,900	Mattel Co.	949,539
1,300	Mohawk Industries, Inc. * (a)	132,678
22,500	Nike, Inc.	1,276,875
1,300	Polo Ralph Lauren Corp.	126,789
16,600	VF Corp.	1,556,748
	Total Consumer Goods	10,391,263

	Financial — 16.6%
24,500	Aflac, Inc.	1,295,070
600	AG Edwards, Inc.	52,896
69,000	Allstate Corp. (The)	4,243,500
10,100	AMBAC Financial Group, Inc.	905,061
40,400	American International Group, Inc.	2,922,536
89,988	Bank of America Corp.	4,563,291
16,100	BB&T Corp.	677,971
10,600	Brown & Brown, Inc.	276,236
4,600	Chubb Corp.	252,402
1,400	Cincinnati Financial Corp.	63,588
289,700	Citigroup, Inc.	15,785,753
700	CNA Financial Corp.	35,574

12,900	Comerica, Inc.	810,507
13,200	Countrywide Financial Corp.	514,008
900	Eaton Vance Corp.	39,501
59,100	Fannie Mae	3,777,672
11,800	Fifth Third Bancorp	499,848
3,100	First American Corp.	166,005
4,000	First Horizon National Corp. (a)	161,160
2,000	First Marblehead Corp. (The) (a)	74,520
600	Franklin Resources, Inc.	81,444
15,000	Freddie Mac	1,001,850
9,200	Goldman Sachs Group, Inc.	2,123,544
1,100	H&R Block, Inc.	26,059
2,300	Hartford Financial Services Group, Inc.	237,291
7,300	KeyCorp	259,953
1,900	Lincoln National Corp.	137,750
600	Markel Corp. *	295,800
9,300	MBIA, Inc.	618,915
6,700	MetLife, Inc.	455,600
6,900	MGIC Investment Corp.	448,500
21,900	Morgan Stanley	1,862,376
61,500	National City Corp. (a)	2,127,285
22,025	Old Republic International Corp.	477,061
10,200	PMI Group (The), Inc.	504,288
400	PNC Financial Services Group, Inc.	29,520
29,000	Progressive Corp. (The)	668,450
3,200	Prudential Financial, Inc.	326,464
6,400	Radian Group, Inc.	396,160
7,400	Safeco Corp. (a)	464,350
8,300	SEI Investment Co.	512,359
13,500	Torchmark Corp.	946,485
30,900	Travelers Cos. (The), Inc.	1,673,853
2,300	UnionBanCal Corp.	141,174
22,500	Unum Group	597,150
25,300	US Bancorp	874,874
9,100	W.R. Berkley Corp.	299,754
17,366	Washington Mutual, Inc.	759,242
	Total Financial	55,464,650

	Food & Beverage — 3.3%
56,900	Anheuser-Busch Cos., Inc.	3,035,046
2,500	Archer-Daniels-Midland Co.	87,600
7,100	Campbell Soup Co.	281,870
47,900	Coca-Cola Co. (The)	2,538,221
30,600	ConAgra Foods, Inc.	780,300
5,700	General Mills Co.	349,068
13,700	HJ Heinz Co.	651,846
2,900	Hormel Foods Corp.	108,605
46,200	Kraft Foods, Inc.	1,563,408
8,100	McCormick & Co., Inc. (Non Voting)	302,049
9,100	Pepsi Bottling Group, Inc.	318,409
22,300	Sara Lee Corp.	399,170
26,100	Tyson Foods, Inc.-Class A	581,769
	Total Food & Beverage	10,997,361

	Health Care — 19.2%
34,500	Abbott Laboratories	1,944,075
8,200	Aetna, Inc.	434,026
26,500	AmerisourceBergen Corp.	1,357,330
1,100	Amgen, Inc. *	61,963
4,700	Bard (C.R.), Inc.	396,727

700	Barr Pharmaceuticals, Inc. *	37,324
20,900	Baxter International, Inc.	1,187,956
11,000	Becton Dickinson & Co.	838,750
9,900	Biomet, Inc.	431,838
19,100	Bristol-Myers Squibb Co.	578,921
26,200	Cardinal Health, Inc.	1,898,452
4,600	Cigna Corp.	771,098
8,200	DENTSPLY International, Inc.	296,348
12,500	Express Scripts, Inc. *	1,276,250
57,800	Forest Laboratories, Inc. * (a)	2,931,038
123,020	Johnson & Johnson	7,783,475
13,100	King Pharmaceuticals, Inc. *	278,244
4,200	Laboratory Corp of America Holdings * (a)	330,708
7,500	Lincare Holdings, Inc. *	300,675
3,600	Manor Care, Inc.	244,800
30,900	McKesson Corp.	1,950,717
243,200	Merck & Co., Inc.	12,755,840
6,600	Patterson Cos., Inc. *	247,632
520,090	Pfizer, Inc.	14,297,274
22,900	Quest Diagnostics, Inc.	1,122,558
41,400	Schering-Plough Corp.	1,355,436
29,400	Stryker Corp.	1,978,914
60,024	UnitedHealth Group, Inc.	3,287,514
1,700	WellPoint, Inc. *	138,397
8,900	Wyeth	514,776
35,200	Zimmer Holdings, Inc. *	3,099,712
	Total Health Care	64,128,768

	Machinery — 0.2%
2,300	Cummins, Inc.	216,729
4,100	Deere & Co.	493,927
	Total Machinery	710,656

	Manufacturing — 1.2%
12,300	American Standard Cos., Inc.	735,294
23,100	Illinois Tool Works, Inc.	1,217,832
2,300	Owens-IIlinois, Inc. *	78,200
7,200	Pactiv Corp. *	244,584
1,900	Pall Corp.	85,025
1,400	Precision Castparts Corp.	167,384
3,200	Textron, Inc.	343,360
16,700	United Technologies Corp.	1,178,185
	Total Manufacturing	4,049,864

	Oil & Gas — 9.4%
12,700	Anadarko Petroleum Corp.	630,555
2,800	Apache Corp.	226,100
69,300	Chevron Corp.	5,647,257
20,451	ConocoPhillips	1,583,521
6,200	Devon Energy Corp.	476,036
260,400	Exxon Mobil Corp.	21,657,468
3,900	Marathon Oil Corp.	482,859
11,500	Occidental Petroleum Corp.	632,155
	Total Oil & Gas	31,335,951

	Primary Process Industry — 1.2%
2,300	Air Products & Chemicals, Inc.	179,377
14,100	Dow Chemical Co. (The)	639,858

14,000	E.I. du Pont de Nemours & Co.	732,480
4,300	Eastman Chemical Co.	284,488
7,600	Ecolab, Inc.	327,940
5,800	International Flavors & Fragrances, Inc.	297,714
2,300	International Paper Co.	90,091
2,200	Lyondell Chemical Co.	81,774
10,200	PPG Industries, Inc.	777,138
9,000	Sherwin-Williams Co. (The)	608,760
	Total Primary Process Industry	4,019,620

	Retail Stores — 14.9%
6,000	Abercrombie & Fitch Co.-Class A	495,900
28,450	American Eagle Outfitters, Inc.	768,150
31,100	AutoNation, Inc. * (a)	687,932
9,500	AutoZone, Inc. *	1,221,985
29,100	Bed Bath & Beyond, Inc. * (a)	1,183,206
6,300	Best Buy Co., Inc.	304,227
13,000	CarMax, Inc. * (a)	312,000
10,800	CDW Corp.	919,512
8,300	Costco Wholesale Corp.	468,701
875	CVS/Caremark Corp.	33,723
26,400	Dollar General Corp.	571,296
17,900	Family Dollar Stores, Inc.	602,335
11,700	Foot Locker, Inc.	256,698
16,700	Gap (The), Inc.	309,284
213,400	Home Depot, Inc.	8,294,858
5,000	JC Penney Co., Inc.	402,400
49,700	Kohls Corp. *	3,743,404
56,200	Kroger Co.	1,703,984
24,700	Limited Brands, Inc.	648,375
157,800	Lowe’s Cos., Inc.	5,178,996
11,100	Nordstrom, Inc.	576,423
6,800	PetSmart, Inc.	232,696
3,400	Ross Stores, Inc.	111,656
43,900	Safeway, Inc.	1,513,672
2,300	Sears Holdings Corp. *	414,046
56,900	Staples, Inc.	1,425,914
9,365	Supervalu, Inc.	446,149
37,900	Target Corp.	2,366,097
5,700	Tiffany & Co.	299,649
28,800	TJX Cos., Inc.	805,536
29,400	Walgreen Co.	1,326,822
260,400	Wal-Mart Stores, Inc.	12,395,040
	Total Retail Stores	50,020,666

	Services — 5.8%
4,500	Apollo Group, Inc.-Class A *	215,865
20,000	CBS Corp.-Class B	665,200
108,600	Comcast Corp.-Class A *	2,976,726
49,500	Direct TV Group (The) *	1,156,320
3,100	Expedia, Inc. *	74,493
35,100	Gannett Co., Inc.	2,064,582
900	IAC/InterActiveCorp. *	31,140
2,300	Liberty Media Holding Corp. Capital-Class A *	259,670
6,100	Manpower, Inc.	561,200
20,300	Marriott International, Inc.-Class A	934,815
47,400	McDonald’s Corp.	2,396,070
7,900	McGraw-Hill, Inc.	555,449
7,000	Moody’s Corp.	487,550
38,400	News Corp.-Class A	848,256

4,800	Omnicom Group, Inc.	505,440
800	RR Donnelley & Sons Co.	34,256
41,500	Starbucks Corp. *	1,195,615
37,300	Sysco Corp.	1,235,376
13,000	Tribune Co. (a)	418,600
41,200	Walt Disney Co. (The)	1,460,128
10,300	Waste Management, Inc.	398,301
14,800	Yum! Brands, Inc.	1,002,256
	Total Services	19,477,308

	Technology — 14.5%
4,100	Adobe Systems, Inc. *	180,728
4,600	Affiliated Computer Services, Inc.-Class A *	268,410
4,200	Amphenol Corp.-Class A	150,276
7,500	Avaya, Inc. *	120,000
4,200	Avnet, Inc. *	179,928
5,700	BMC Software, Inc. *	188,898
245,100	Cisco Systems, Inc. *	6,598,092
1,000	Citrix Systems, Inc. *	33,610
7,400	Cognizant Technologies Solutions Corp.-Class A *	581,344
3,200	Computer Sciences Corp. *	177,280
26,600	Danaher Corp.	1,955,100
183,700	Dell, Inc. *	4,936,019
20,600	EMC Corp. *	347,934
11,200	Emerson Electric Co.	542,640
5,200	Energizer Holdings, Inc. *	515,112
17,100	First Data Corp.	559,170
17,300	Fiserv, Inc. *	1,025,025
6,600	General Dynamics Corp.	529,584
22,500	Hewlett-Packard Co.	1,028,475
119,400	Intel Corp.	2,647,098
61,200	International Business Machines Corp.	6,523,920
10,500	Intuit, Inc. *	320,250
1,400	KLA-Tencor Corp. (a)	76,972
21,400	Lexmark International, Inc. *	1,111,302
19,400	Lockheed Martin Corp.	1,903,140
2,100	McAfee, Inc. *	77,196
286,500	Microsoft Corp.	8,786,955
3,400	Molex, Inc. (a)	101,116
700	NCR Corp. *	37,569
6,600	Northrop Grumman Corp.	499,026
7,500	Novellus System, Inc. *	230,175
150,700	Oracle Corp. *	2,920,566
10,500	Pitney Bowes, Inc.	501,375
7,800	Raytheon Co.	433,680
500	Rockwell Collins, Inc.	35,335
81,400	Time Warner, Inc.	1,739,518
3,700	Total System Services, Inc. (a)	122,803
2,800	W.W. Grainger, Inc.	246,540
6,800	Waters Corp. *	410,040
	Total Technology	48,642,201

	Transportation — 0.9%
6,100	CH Robinson Worldwide, Inc.	330,498
3,000	CSX Corp.	136,320
2,100	Expeditors International of Washington, Inc.	91,686
22,000	FedEx Corp.	2,455,640
	Total Transportation	3,014,144

	Utility — 6.2%
26,300	AES Corp. (The) *	624,099
11,200	American Electric Power Co., Inc.	533,456
276,039	AT&T, Inc.	11,411,452
3,500	Centerpoint Energy, Inc.	66,255
7,000	CenturyTel, Inc.	345,940
9,000	Entergy Corp.	1,016,100
600	FPL Group, Inc.	38,358
5,300	NiSource, Inc.	117,713
600	Pinnacle West Capital Corp.	27,858
146,584	Verizon Communications, Inc.	6,380,802
10,000	Xcel Energy, Inc. (a)	229,500
	Total Utility	20,791,533

	TOTAL COMMON STOCKS (COST $297,253,647)	332,300,581

Shares/Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 4.4%

	Money Market Funds — 0.2%
660,709	Reserve Primary Money Market Fund (b)	660,709
	Other Short-Term Investments — 4.2%
293,664	BNP Paribas Eurodollar Overnight Time Deposit, 5.31%, due 06/01/07 (b)	293,664
1,468,319	Calyon Eurodollar Overnight Time Deposit, 5.32%, due 06/01/07 (b)	1,468,319
2,092,353	Citigroup Global Markets Repurchase Agreement, dated 05/31/07, due 06/01/07, with a maturity value of $2,092,600 and an effective yield of 4.25%, collaterlized by a U.S. Treasury Bond with a rate of 8.13%, maturity date of 08/15/19 and a market value, including accrued interest, of $2,134,200.	2,092,353
2,642,973	Credit Suisse First Boston Corp. Tri-party Repurchase Agreement, dated 05/31/07, due 06/01/07, with a maturity value of $2,643,366 and an effective yield of 5.35%, collateralized by various corporate debt obligations with an aggregate market value of $2,695,882. (b)	2,642,973
701,856	Lehman Brothers Inc. Tri-party Repurchase Agreement, dated 05/31/07, due 06/01/07, with a maturity value of $701,960 and an effective yield of 5.35%, collateralized by a corporate debt obligation with a market value of $715,952. (b)	701,856
2,642,973	Merrill Lynch & Co. Tri-party Repurchase Agreement, dated 05/31/07, due 06/01/07, with a maturity value of $2,643,362 and an effective yield of 5.30%, collateralized by a U.S. government obligation with a market value of $2,695,840. (b)	2,642,973
2,642,973	Morgan Stanley & Co. Tri-party Repurchase Agreement, dated 05/31/07, due 06/01/07, with a maturity value of $2,643,367 and an effective yield of 5.36%, collateralized by various corporate debt obligations with an aggregate market value of $2,695,833. (b)	2,642,973
1,468,319	Rabobank Nederland Eurodollar Overnight Time Deposit, 5.30%, due 06/01/07 (b)	1,468,319
85,532	Svenska Handlesbanken Eurodollar Overnight Time Deposit, 5.31%, due 06/01/07 (b)	85,532
	Total Other Short-Term Investments	14,038,962

	TOTAL SHORT-TERM INVESTMENTS (COST $14,699,671)	14,699,671

	TOTAL INVESTMENTS — 103.6% (Cost $311,953,318)	347,000,252

	Other Assets and Liabilities (net) — (3.6%)	(12,080,833)

	TOTAL NET ASSETS — 100.0%	$334,919,419

As of May 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$314,908,463	$36,133,245	$(4,041,456)	$32,091,789

Notes to Schedule of Investments:

*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of May 31, 2007, the Fund had loaned securities having a market value of $12,094,915, collateralized by cash in the amount of $12,607,318, which was invested in short-term instruments.

(b)	All or a portion of this security represents investment of security lending collateral.

Subsequent Event

On June 21, 2007, the Fund received a redemption request in the amount of $147,368,214.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2007 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.2%

	Automotive — 2.3%
50,200	Eaton Corp.	4,705,748
1,991,911	Ford Motor Co. (a)	16,612,538
480,100	General Motors Corp. (a)	14,398,199
181,100	Goodyear Tire & Rubber Co. (The) *	6,423,617
536,700	Harley-Davidson, Inc.	32,787,003
330,000	Paccar, Inc.	28,785,900
	Total Automotive	103,713,005

	Construction — 0.4%
54,700	Centex Corp.	2,645,292
19,200	D.R. Horton, Inc.	448,704
54,700	Lennar Corp.-Class A (a)	2,497,055
201,200	Masco Corp.	6,078,252
70,800	Toll Brothers, Inc. * (a)	2,076,564
54,400	Weyerhaeuser Co.	4,458,624
	Total Construction	18,204,491

	Consumer Goods — 3.5%
107,100	Altria Group, Inc.	7,614,810
225,400	Avon Products, Inc.	8,653,106
27,800	Cintas Corp. (a)	1,066,408
17,100	Clorox Co.	1,148,094
374,300	Coach, Inc. *	19,224,048
43,700	Colgate-Palmolive Co.	2,926,152
105,200	Estee Lauder Cos. (The), Inc.-Class A	4,975,960
84,700	Hasbro, Inc.	2,723,105
87,400	Jones Apparel Group, Inc.	2,602,772
441,700	Kimberly-Clark Corp.	31,343,032
146,900	Leggett & Platt, Inc. (a)	3,594,643
192,100	Liz Claiborne, Inc.	6,663,949
462,700	Mattel Co.	12,960,227
17,700	Mohawk Industries, Inc. * (a)	1,806,462
299,700	Nike, Inc.	17,007,975
11,400	Polo Ralph Lauren Corp.	1,111,842
27,700	Reynolds American, Inc.	1,801,608
264,200	UST, Inc.	14,105,638
221,100	VF Corp.	20,734,758
	Total Consumer Goods	162,064,589

	Financial — 16.1%
327,400	Aflac, Inc. (a)	17,306,364
6,000	AG Edwards, Inc.	528,960
929,200	Allstate Corp. (The)	57,145,800
132,800	AMBAC Financial Group, Inc.	11,900,208
537,200	American International Group, Inc.	38,861,048
1,201,977	Bank of America Corp.	60,952,254
209,300	BB&T Corp.	8,813,623
139,600	Brown & Brown, Inc.	3,637,976
52,300	Chubb Corp.	2,869,701
22,700	Cincinnati Financial Corp.	1,031,034
3,889,200	Citigroup, Inc.	211,922,508
171,400	Comerica, Inc.	10,769,062
182,100	Countrywide Financial Corp.	7,090,974

793,354	Fannie Mae	50,711,188
156,600	Fifth Third Bancorp (a)	6,633,576
45,200	First American Corp.	2,420,460
56,100	First Horizon National Corp. (a)	2,260,269
32,200	First Marblehead Corp. (The) (a)	1,199,772
3,300	Franklin Resources, Inc.	447,942
193,700	Freddie Mac	12,937,223
122,900	Goldman Sachs Group, Inc.	28,367,778
26,200	Hartford Financial Services Group, Inc.	2,703,054
91,800	KeyCorp	3,268,998
21,500	Lincoln National Corp.	1,558,750
8,200	Markel Corp. *	4,042,600
120,850	MBIA, Inc.	8,042,567
84,500	MetLife, Inc.	5,746,000
91,000	MGIC Investment Corp.	5,915,000
291,200	Morgan Stanley	24,763,648
823,300	National City Corp. (a)	28,477,947
291,100	Old Republic International Corp.	6,305,226
124,900	PMI Group (The), Inc.	6,175,056
5,900	PNC Financial Services Group, Inc.	435,420
372,900	Progressive Corp. (The)	8,595,345
40,100	Prudential Financial, Inc.	4,091,002
76,800	Radian Group, Inc.	4,753,920
98,000	Safeco Corp.	6,149,500
115,800	SEI Investment Co.	7,148,334
184,300	Torchmark Corp.	12,921,273
411,800	Travelers Cos. (The), Inc.	22,307,206
25,600	UnionBanCal Corp.	1,571,328
284,600	Unum Group	7,553,284
342,800	US Bancorp	11,854,024
106,950	W.R. Berkley Corp.	3,522,933
228,904	Washington Mutual, Inc. (a)	10,007,683
	Total Financial	735,717,818

	Food & Beverage — 3.2%
764,100	Anheuser-Busch Cos., Inc.	40,757,094
28,100	Archer-Daniels-Midland Co.	984,624
89,900	Campbell Soup Co.	3,569,030
645,900	Coca-Cola Co. (The)	34,226,241
443,700	ConAgra Foods, Inc.	11,314,350
79,100	General Mills Co.	4,844,084
179,100	HJ Heinz Co.	8,521,578
46,100	Hormel Foods Corp.	1,726,445
620,706	Kraft Foods, Inc.	21,004,691
114,500	McCormick & Co., Inc. (Non Voting)	4,269,705
122,800	Pepsi Bottling Group, Inc.	4,296,772
285,400	Sara Lee Corp.	5,108,660
336,200	Tyson Foods, Inc.-Class A	7,493,898
	Total Food & Beverage	148,117,172

	Health Care — 18.8%
459,300	Abbott Laboratories	25,881,555
104,500	Aetna, Inc.	5,531,185
354,800	AmerisourceBergen Corp.	18,172,856
8,600	Amgen, Inc. *	484,438
63,000	Bard (C.R.), Inc.	5,317,830
276,400	Baxter International, Inc.	15,710,576
147,700	Becton Dickinson & Co.	11,262,125
132,700	Biomet, Inc.	5,788,374
241,352	Bristol-Myers Squibb Co.	7,315,379

351,900	Cardinal Health, Inc.	25,498,674
60,500	Cigna Corp.	10,141,615
100,300	DENTSPLY International, Inc.	3,624,842
164,300	Express Scripts, Inc. *	16,775,030
769,800	Forest Laboratories, Inc. * (a)	39,036,558
1,642,600	Johnson & Johnson	103,927,302
176,800	King Pharmaceuticals, Inc. * (a)	3,755,232
52,300	Laboratory Corp of America Holdings * (a)	4,118,102
96,566	Lincare Holdings, Inc. * (a)	3,871,331
49,800	Manor Care, Inc.	3,386,400
416,100	McKesson Corp.	26,268,393
3,342,900	Merck & Co., Inc.	175,335,105
85,500	Patterson Cos., Inc. *	3,207,960
6,975,980	Pfizer, Inc.	191,769,690
304,700	Quest Diagnostics, Inc. (a)	14,936,394
546,200	Schering-Plough Corp.	17,882,588
394,100	Stryker Corp. (a)	26,526,871
804,102	UnitedHealth Group, Inc.	44,040,667
18,200	WellPoint, Inc. *	1,481,662
117,700	Wyeth	6,807,768
472,100	Zimmer Holdings, Inc. *	41,573,126
	Total Health Care	859,429,628

	Machinery — 0.2%
28,600	Cummins, Inc.	2,694,978
53,200	Deere & Co.	6,409,004
	Total Machinery	9,103,982

	Manufacturing — 1.1%
169,800	American Standard Cos., Inc.	10,150,644
302,000	Illinois Tool Works, Inc.	15,921,440
14,200	Owens-IIlinois, Inc. *	482,800
87,300	Pactiv Corp. *	2,965,581
21,500	Pall Corp.	962,125
16,300	Precision Castparts Corp.	1,948,828
41,600	Textron, Inc.	4,463,680
221,000	United Technologies Corp.	15,591,550
	Total Manufacturing	52,486,648

	Oil & Gas — 9.1%
161,900	Anadarko Petroleum Corp.	8,038,335
34,800	Apache Corp.	2,810,100
927,700	Chevron Corp.	75,598,273
265,768	ConocoPhillips	20,578,416
83,300	Devon Energy Corp.	6,395,774
3,496,800	Exxon Mobil Corp.	290,828,856
52,500	Marathon Oil Corp.	6,500,025
147,600	Occidental Petroleum Corp.	8,113,572
	Total Oil & Gas	418,863,351

	Primary Process Industry — 1.1%
27,300	Air Products & Chemicals, Inc.	2,129,127
180,100	Dow Chemical Co. (The)	8,172,938
187,600	E.I. du Pont de Nemours & Co.	9,815,232
48,100	Eastman Chemical Co.	3,182,296
106,300	Ecolab, Inc.	4,586,845
78,500	International Flavors & Fragrances, Inc.	4,029,405
24,900	International Paper Co.	975,333

33,300	Lyondell Chemical Co.	1,237,761
138,200	PPG Industries, Inc.	10,529,458
115,200	Sherwin-Williams Co. (The)	7,792,128
	Total Primary Process Industry	52,450,523

	Retail Stores — 14.6%
72,200	Abercrombie & Fitch Co.-Class A	5,967,330
387,600	American Eagle Outfitters, Inc.	10,465,200
411,500	AutoNation, Inc. *	9,102,380
128,100	AutoZone, Inc. *	16,477,503
393,000	Bed Bath & Beyond, Inc. * (a)	15,979,380
78,000	Best Buy Co., Inc. (a)	3,766,620
162,800	CarMax, Inc. * (a)	3,907,200
151,000	CDW Corp.	12,856,140
107,200	Costco Wholesale Corp.	6,053,584
338,600	Dollar General Corp.	7,327,304
243,700	Family Dollar Stores, Inc.	8,200,505
153,600	Foot Locker, Inc.	3,369,984
223,000	Gap (The), Inc.	4,129,960
2,859,604	Home Depot, Inc.	111,152,807
67,500	JC Penney Co., Inc.	5,432,400
667,100	Kohls Corp. *	50,245,972
757,500	Kroger Co.	22,967,400
328,000	Limited Brands, Inc.	8,610,000
2,113,500	Lowe’s Cos., Inc.	69,365,070
146,100	Nordstrom, Inc.	7,586,973
98,100	PetSmart, Inc.	3,356,982
48,500	Ross Stores, Inc.	1,592,740
583,700	Safeway, Inc.	20,125,976
29,200	Sears Holdings Corp. *	5,256,584
761,500	Staples, Inc.	19,083,190
127,725	Supervalu, Inc.	6,084,819
504,400	Target Corp.	31,489,692
71,100	Tiffany & Co.	3,737,727
373,236	TJX Cos., Inc.	10,439,411
393,300	Walgreen Co.	17,749,629
3,496,700	Wal-Mart Stores, Inc.	166,442,920
	Total Retail Stores	668,323,382

	Services — 5.7%
54,800	Apollo Group, Inc.-Class A *	2,628,756
263,400	CBS Corp.-Class B	8,760,684
1,450,450	Comcast Corp.-Class A *	39,756,834
669,200	Direct TV Group (The) * (a)	15,632,512
18,100	Expedia, Inc. *	434,943
474,400	Gannett Co., Inc.	27,904,208
11,400	IAC/InterActiveCorp. *	394,440
28,100	Liberty Media Holding Corp. Capital-Class A *	3,172,490
79,300	Manpower, Inc.	7,295,600
272,900	Marriott International, Inc.-Class A	12,567,045
631,100	McDonald’s Corp.	31,902,105
109,400	McGraw-Hill, Inc.	7,691,914
88,900	Moody’s Corp.	6,191,885
506,100	News Corp.-Class A	11,179,749
66,500	Omnicom Group, Inc.	7,002,450
10,300	RR Donnelley & Sons Co.	441,046
551,200	Starbucks Corp. * (a)	15,880,072
510,500	Sysco Corp.	16,907,760
169,200	Tribune Co. (a)	5,448,240
545,600	Walt Disney Co. (The)	19,336,064

132,200	Waste Management, Inc.	5,112,174
200,900	Yum! Brands, Inc.	13,604,948
	Total Services	259,245,919

	Technology — 14.2%
48,400	Adobe Systems, Inc. *	2,133,472
52,300	Affiliated Computer Services, Inc.-Class A *	3,051,705
49,700	Amphenol Corp.-Class A	1,778,266
83,400	Avaya, Inc. *	1,334,400
51,300	Avnet, Inc. *	2,197,692
79,100	BMC Software, Inc. *	2,621,374
3,287,700	Cisco Systems, Inc. *	88,504,884
13,300	Citrix Systems, Inc. *	447,013
94,500	Cognizant Technologies Solutions Corp.-Class A *	7,423,920
40,200	Computer Sciences Corp. *	2,227,080
400,900	Danaher Corp.	29,466,150
2,464,500	Dell, Inc. *	66,221,115
255,400	EMC Corp. *	4,313,706
143,200	Emerson Electric Co.	6,938,040
64,500	Energizer Holdings, Inc. *	6,389,370
217,700	First Data Corp.	7,118,790
226,900	Fiserv, Inc. *	13,443,825
89,400	General Dynamics Corp.	7,173,456
288,700	Hewlett-Packard Co.	13,196,477
1,599,400	Intel Corp.	35,458,698
817,100	International Business Machines Corp.	87,102,860
129,600	Intuit, Inc. * (a)	3,952,800
7,800	KLA-Tencor Corp. (a)	428,844
287,600	Lexmark International, Inc. * (a)	14,935,068
258,900	Lockheed Martin Corp.	25,398,090
36,600	McAfee, Inc. *	1,345,416
3,845,300	Microsoft Corp.	117,935,351
38,200	Molex, Inc. (a)	1,136,068
85,300	Northrop Grumman Corp.	6,449,533
105,100	Novellus System, Inc. * (a)	3,225,519
2,020,500	Oracle Corp. *	39,157,290
130,500	Pitney Bowes, Inc.	6,231,375
100,100	Raytheon Co.	5,565,560
6,600	Rockwell Collins, Inc.	466,422
1,109,700	Time Warner, Inc.	23,714,289
37,900	Total System Services, Inc. (a)	1,257,901
35,400	W.W. Grainger, Inc.	3,116,970
90,600	Waters Corp. *	5,463,180
	Total Technology	648,321,969

	Transportation — 0.9%
77,200	CH Robinson Worldwide, Inc.	4,182,696
28,700	CSX Corp.	1,304,128
14,000	Expeditors International of Washington, Inc.	611,240
293,900	FedEx Corp.	32,805,118
	Total Transportation	38,903,182

	Utility — 6.0%
353,700	AES Corp. (The) *	8,393,301
145,000	American Electric Power Co., Inc.	6,906,350
3,700,467	AT&T, Inc.	152,977,306
22,500	Centerpoint Energy, Inc.	425,925
92,600	CenturyTel, Inc.	4,576,292
118,600	Entergy Corp.	13,389,940

9,700	FPL Group, Inc.	620,121
63,900	NiSource, Inc.	1,419,219
1,963,022	Verizon Communications, Inc.	85,450,348
111,500	Xcel Energy, Inc. (a)	2,558,925
	Total Utility	276,717,727

	TOTAL COMMON STOCKS (COST $4,005,226,951)	4,451,663,386

Shares/Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 5.9%

	Money Market Funds — 0.2%
7,858,046	Reserve Primary Money Market Fund (b)	7,858,046
	Other Short-Term Investments — 5.7%
3,492,649	BNP Paribas Eurodollar Overnight Time Deposit, 5.31%, due 06/01/07 (b)	3,492,649
17,463,244	Calyon Eurodollar Overnight Time Deposit, 5.32%, due 06/01/07 (b)	17,463,244
121,720,124	Citigroup Global Markets Repurchase Agreement, dated 05/31/07, due 06/01/07, with a maturity value of $121,734,494 and an effective yield of 4.25%, collateralized by a U.S. Treasury Bond with a rate of 8.13%, maturity date of 08/15/19 and a market value, including accrued interest, of $124,154,526.	121,720,124
31,433,839	Credit Suisse First Boston Corp. Tri-party Repurchase Agreement, dated 05/31/07, due 06/01/07, with a maturity value of $31,438,514 and an effective yield of 5.35%, collateralized by various corporate debt obligations with an aggregate market value of $32,063,096. (b)	31,433,839
8,347,431	Lehman Brothers Inc. Tri-party Repurchase Agreement, dated 05/31/07, due 06/01/07, with a maturity value of $8,348,672 and an effective yield of 5.35%, collateralized by a corporate debt obligation with a market value of $8,515,075. (b)	8,347,431
31,433,840	Merrill Lynch & Co. Tri-party Repurchase Agreement, dated 05/31/07, due 06/01/07, with a maturity value of $31,438,470 and an effective yield of 5.30%, collateralized by a U.S. government obligation with a market value of $32,062,605. (b)	31,433,840
31,433,840	Morgan Stanley & Co. Tri-party Repurchase Agreement, dated 05/31/07, due 06/01/07, with a maturity value of $31,438,522 and an effective yield of 5.36%, collateralized by various corporate debt obligations with an aggregate market value of $32,062,516. (b)	31,433,840
17,463,244	Rabobank Nederland Eurodollar Overnight Time Deposit, 5.30%, due 06/01/07 (b)	17,463,244
1,017,264	Svenska Handlesbanken Eurodollar Overnight Time Deposit, 5.31%, due 06/01/07 (b)	1,017,264
	Total Other Short-Term Investments	263,805,475

	TOTAL SHORT-TERM INVESTMENTS (COST $271,663,521)	271,663,521

	TOTAL INVESTMENTS — 103.1% (Cost $4,276,890,472)	4,723,326,907

	Other Assets and Liabilities (net) — (3.1%)	(141,701,862)

	TOTAL NET ASSETS — 100.0%	$4,581,625,045

As of May 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$4,295,943,061	$482,364,147	$(54,980,301)	$427,383,846

A summary of outstanding financial instruments at May 31, 2007 is as follows:

Futures Contracts

Number of		Expiration	Contract	Net Unrealized Appreciation
Contracts	Type	Date	Value	(Depreciation)

Buys

174	S&P 500	June 2007	$66,681,150	$779,651

As of May 31, 2007, for the futures contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

 *              Non-income producing security.

(a)          All or a portion of this security is out on loan. As of May 31, 2007, the Fund had loaned securities having a market value of $144,329,105, collateralized by cash in the amount of $149,943,397, which was invested in short-term instruments.

(b)         All or a portion of this security represents investment of security lending collateral.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2007 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
7,124,267	GMO U.S. Core Equity Fund, Class VI	107,077,735
1,134,348	GMO U.S. Quality Equity Fund, Class VI	26,543,738
211,602	GMO U.S. Small/Mid Cap Growth Fund, Class III	4,337,837
400,885	GMO U.S. Small/Mid Cap Value Fund, Class III	4,281,456
	TOTAL MUTUAL FUNDS (COST $133,616,288)	142,240,766

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.0%

21,421	Citigroup Global Markets Repurchase Agreement, dated 05/31/07, due 06/01/07, with a maturity value of $21,424 and an effective yield of 4.25%, collateralized by a U.S. Treasury Bond with a rate of 8.13%, maturity date of 08/15/19 and a market value, including accrued interest, of $21,849.	21,421

	TOTAL SHORT-TERM INVESTMENTS (COST $21,421)	21,421

	TOTAL INVESTMENTS — 100.0% (Cost $133,637,709)	142,262,187

	Other Assets and Liabilities (net) — (0.0%)	(13,656)

	TOTAL NET ASSETS — 100.0%	$142,248,531

As of May 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$133,870,258	$8,442,104	$(50,175)	$8,391,929

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these affiliated issuers during the period ended May 31, 2007 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO U.S. Core Equity Fund, Class VI	$111,984,114	$6,046,619	$13,064,379	$538,892	$5,407,727	$107,077,735

GMO U.S. Quality Equity Fund, Class VI	27,544,376	144,091	3,068,961	114,091	—	26,543,738

GMO U.S. Small/Mid Cap Growth Fund, Class III	4,712,790	2,049	725,000	2,049	—	4,337,837

GMO U.S. Small/Mid Cap Value Fund, Class III	5,069,978	8,190	1,075,000	8,190	—	4,281,456

Totals	$149,311,258	$6,200,949	$17,933,340	$663,222	$5,407,727	$142,240,766

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO U.S. Growth Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2007 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.4%

	Automotive — 2.4%
20,900	Goodyear Tire & Rubber Co. (The) *	741,323
55,900	Harley-Davidson, Inc.	3,414,931
35,150	Paccar, Inc. (a)	3,066,135
	Total Automotive	7,222,389

	Construction — 0.6%
4,700	Centex Corp.	227,292
4,200	Crane Co.	183,498
1,300	D.R. Horton, Inc.	30,381
3,300	Lennar Corp.-Class A (a)	150,645
13,600	Masco Corp. (a)	410,856
14,400	Thor Industries, Inc. (a)	627,552
600	Vulcan Materials Co.	71,814
	Total Construction	1,702,038

	Consumer Goods — 4.8%
16,584	Altria Group, Inc.	1,179,122
20,700	Avon Products, Inc.	794,673
1,200	Church & Dwight Co., Inc.	60,012
1,600	Cintas Corp.	61,376
50,900	Coach, Inc. *	2,614,224
2,800	Colgate-Palmolive Co.	187,488
2,400	Columbia Sportswear Co.	167,352
6,300	Estee Lauder Cos. (The), Inc.-Class A	297,990
5,900	Hasbro, Inc.	189,685
5,600	International Game Technology	225,064
33,400	Kimberly-Clark Corp.	2,370,064
6,600	Liz Claiborne, Inc.	228,954
53,600	Mattel Co.	1,501,336
300	Mohawk Industries, Inc. *	30,618
26,100	Nike, Inc.	1,481,175
2,800	Polo Ralph Lauren Corp.	273,084
2,300	Reynolds American, Inc.	149,592
3,400	Tempur-Pedic International, Inc.	86,224
26,700	UST, Inc.	1,425,513
11,500	VF Corp.	1,078,470
	Total Consumer Goods	14,402,016

	Financial — 5.8%
24,000	Aflac, Inc. (a)	1,268,641
16,500	Allstate Corp. (The)	1,014,750
7,400	AMBAC Financial Group, Inc.	663,114
2,100	American Capital Strategies, Ltd.	101,703
24,900	American International Group, Inc.	1,801,266
13,000	Brown & Brown, Inc.	338,780
7,500	Citigroup, Inc.	408,675
7,100	Countrywide Financial Corp.	276,474
10,400	First Marblehead Corp. (The) (a)	387,504
2,600	Franklin Resources, Inc.	352,924
17,000	Goldman Sachs Group, Inc.	3,923,940
6,000	Investors Financial Services Corp.	369,120
200	Markel Corp. *	98,600
5,500	MBIA, Inc	366,025

14,000	MoneyGram International, Inc.	407,960
28,100	Morgan Stanley	2,389,624
10,420	Peoples United Financial	210,380
800	Philadelphia Consolidated Holding Corp. *	32,960
11,100	PMI Group (The), Inc.	548,784
16,000	Progressive Corp. (The)	368,800
3,100	Radian Group, Inc.	191,890
900	Raymond James Financial, Inc.	29,979
1,000	Reinsurance Group of America, Inc.	62,480
2,400	Ryder Systems, Inc. (a)	129,408
7,700	SEI Investment Co.	475,321
6,400	Torchmark Corp.	448,704
12,400	Travelers Cos. (The), Inc.	671,708
5,350	W.R. Berkley Corp.	176,229
	Total Financial	17,515,743

	Food & Beverage — 3.3%
59,800	Anheuser-Busch Cos., Inc.	3,189,732
9,400	Archer-Daniels-Midland Co.	329,376
16,000	Campbell Soup Co.	635,200
48,700	Coca-Cola Co. (The) (a)	2,580,613
4,700	Corn Products International, Inc.	192,841
2,100	General Mills Co.	128,604
20,300	HJ Heinz Co.	965,874
16,844	Kraft Foods, Inc.	570,001
9,400	McCormick & Co., Inc. (Non Voting)	350,526
11,500	NBTY, Inc. *	604,095
10,000	Sara Lee Corp.	179,000
	Total Food & Beverage	9,725,862

	Health Care — 17.3%
39,300	Abbott Laboratories	2,214,555
3,100	Amgen, Inc. *	174,623
6,700	Bard (C.R.), Inc.	565,547
24,300	Baxter International, Inc.	1,381,212
17,800	Becton Dickinson & Co.	1,357,250
3,600	Biomet, Inc.	157,032
21,500	Bristol-Myers Squibb Co.	651,665
13,400	Cardinal Health, Inc.	970,964
6,300	Cigna Corp.	1,056,069
6,000	DENTSPLY International, Inc.	216,840
14,000	Express Scripts, Inc. *	1,429,400
59,800	Forest Laboratories, Inc. *	3,032,458
2,300	Idexx Laboratories, Inc. *	203,067
5,400	Immucor, Inc. *	170,532
129,864	Johnson & Johnson	8,216,495
8,600	Laboratory Corp of America Holdings * (a)	677,164
9,400	Lincare Holdings, Inc. *	376,846
9,100	Manor Care, Inc.	618,800
11,400	McKesson Corp.	719,682
1,500	Medtronic, Inc.	79,755
193,000	Merck & Co., Inc.	10,122,850
9,400	Patterson Cos., Inc. *	352,688
108,276	Pfizer, Inc.	2,976,507
30,800	Quest Diagnostics, Inc. (a)	1,509,816
3,100	Respironics, Inc. *	136,865
98,000	Schering-Plough Corp.	3,208,520
35,900	Stryker Corp.	2,416,429
3,100	Techne Corp. *	185,039
59,600	UnitedHealth Group, Inc.	3,264,292

1,900	WellPoint, Inc. *	154,679
6,600	Wyeth	381,744
31,200	Zimmer Holdings, Inc. *	2,747,472
	Total Health Care	51,726,857

	Machinery — 0.4%
5,400	Deere & Co.	650,538
6,700	Graco, Inc.	268,268
3,800	Lincoln Electric Holdings, Inc.	267,102
	Total Machinery	1,185,908

	Manufacturing — 1.8%
13,300	American Standard Cos., Inc.	795,074
5,400	Carlisle Cos., Inc.	238,410
25,700	Illinois Tool Works, Inc. (a)	1,354,904
22,400	Pactiv Corp. *	760,928
4,900	Precision Castparts Corp.	585,844
6,000	Textron, Inc.	643,800
15,900	United Technologies Corp.	1,121,745
	Total Manufacturing	5,500,705

	Oil & Gas — 5.4%
7,200	Anadarko Petroleum Corp.	357,480
2,200	Apache Corp.	177,650
49,900	Chevron Corp.	4,066,351
11,729	ConocoPhillips	908,177
4,000	Devon Energy Corp.	307,120
119,900	Exxon Mobil Corp.	9,972,083
7,100	Occidental Petroleum Corp.	390,287
	Total Oil & Gas	16,179,148

	Primary Process Industry — 1.5%
1,700	Air Products & Chemicals, Inc.	132,583
10,400	Albemarle Corp.	422,656
15,300	E.I. du Pont de Nemours & Co.	800,496
16,200	Ecolab, Inc.	699,030
13,400	Hercules, Inc. *	252,322
9,800	International Flavors & Fragrances, Inc.	503,034
10,000	PPG Industries, Inc.	761,900
14,200	Sherwin-Williams Co. (The)	960,488
	Total Primary Process Industry	4,532,509

	Retail Stores — 17.2%
5,100	Abercrombie & Fitch Co.-Class A	421,515
1,900	Amazon.com, Inc. * (a)	131,366
52,700	American Eagle Outfitters, Inc.	1,422,900
8,500	AnnTaylor Stores Corp. *	332,265
23,800	AutoNation, Inc. * (a)	526,456
8,200	AutoZone, Inc. *	1,054,766
30,900	Bed Bath & Beyond, Inc. * (a)	1,256,394
10,700	Best Buy Co., Inc.	516,703
9,700	Big Lots, Inc. * (a)	305,550
31,200	CarMax, Inc. * (a)	748,800
12,700	CDW Corp.	1,081,278
9,100	Costco Wholesale Corp.	513,877
6,537	CVS/Caremark Corp.	251,936
20,100	Dollar General Corp.	434,964

22,500	Dollar Tree Stores, Inc. *	951,975
28,800	Family Dollar Stores, Inc.	969,120
2,500	Fastenal Co. (a)	108,350
14,400	Gap (The), Inc.	266,688
197,700	Home Depot, Inc.	7,684,598
12,600	JC Penney Co., Inc.	1,014,048
72,500	Kohls Corp. *	5,460,700
39,200	Kroger Co.	1,188,544
36,000	Limited Brands, Inc.	945,000
142,368	Lowe’s Cos., Inc.	4,672,518
23,500	Nordstrom, Inc.	1,220,355
6,600	OfficeMax, Inc.	296,340
7,200	O’Reilly Automotive, Inc. *	273,528
14,700	PetSmart, Inc.	503,034
8,800	Rent-A-Center, Inc. * (a)	238,480
20,200	Safeway, Inc.	696,496
4,000	Sears Holdings Corp. *	720,080
60,700	Staples, Inc.	1,521,142
47,600	Target Corp.	2,971,668
6,400	Tiffany & Co.	336,448
27,060	TJX Cos., Inc.	756,868
36,200	Walgreen Co.	1,633,706
170,400	Wal-Mart Stores, Inc.	8,111,040
	Total Retail Stores	51,539,496

	Services — 9.7%
600	Apollo Group, Inc.-Class A *	28,782
11,200	Brinker International, Inc. (a)	357,952
5,300	Career Education Corp. *	184,811
5,400	Choice Hotels International, Inc.	217,728
204,850	Comcast Corp.-Class A *	5,614,939
1,500	Corrections Corporation of America *	97,200
151,200	Direct TV Group (The) * (a)	3,532,032
600	EchoStar Communications Corp.-Class A *	27,636
4,100	Expedia, Inc. *	98,523
6,000	Factset Research Systems, Inc.	382,980
12,200	Gannett Co., Inc.	717,604
2,100	IAC/InterActiveCorp. *	72,660
6,700	ITT Educational Services, Inc. *	758,373
7,000	Jack in the Box, Inc. *	535,290
5,000	Liberty Media Holding Corp. Capital-Class A *	564,500
11,100	Manpower, Inc.	1,021,200
41,300	Marriott International, Inc.-Class A (a)	1,901,865
65,200	McDonald’s Corp.	3,295,860
5,200	McGraw-Hill, Inc.	365,612
9,100	MGM Mirage * (a)	723,723
8,400	Moody’s Corp. (a)	585,060
1,100	Nalco Holding Co.	29,073
42,200	News Corp.-Class A	932,198
6,200	Omnicom Group, Inc.	652,860
46,600	Starbucks Corp. *	1,342,546
43,900	Sysco Corp.	1,453,968
45,300	Walt Disney Co. (The)	1,605,432
18,100	Waste Management, Inc.	699,927
19,700	Yum! Brands, Inc.	1,334,084
	Total Services	29,134,418

	Technology — 23.6%
12,200	Adobe Systems, Inc. *	537,776
4,400	Affiliated Computer Services, Inc.-Class A *	256,740

13,200	Amphenol Corp.-Class A	472,296
18,300	Apple, Inc. *	2,224,548
5,600	Avnet, Inc. * (a)	239,904
29,000	BEA Systems, Inc. *	372,650
18,000	BMC Software, Inc. *	596,520
409,600	Cisco Systems, Inc. *	11,026,432
6,600	Citrix Systems, Inc. *	221,826
16,500	Cognizant Technologies Solutions Corp.-Class A *	1,296,240
4,100	Computer Sciences Corp. *	227,140
33,100	Danaher Corp.	2,432,850
197,500	Dell, Inc. *	5,306,825
47,800	EMC Corp. *	807,342
24,700	Emerson Electric Co.	1,196,715
12,400	Energizer Holdings, Inc. *	1,228,344
21,700	First Data Corp.	709,590
17,400	Fiserv, Inc. *	1,030,950
6,600	FLIR Systems, Inc. * (a)	272,976
6,400	General Dynamics Corp.	513,536
30,000	Hewlett-Packard Co.	1,371,300
2,800	Ingram Micro, Inc.-Class A *	58,016
122,408	Intel Corp.	2,713,785
70,800	International Business Machines Corp.	7,547,280
12,300	Intuit, Inc. *	375,150
5,600	Juniper Networks, Inc. * (a)	136,696
28,100	Lexmark International, Inc. *	1,459,233
35,800	Lockheed Martin Corp.	3,511,980
10,800	McAfee, Inc. * (a)	397,008
318,600	Microsoft Corp.	9,771,462
15,400	Molex, Inc. (a)	457,996
10,200	Network Appliance, Inc. *	328,338
6,600	Northrop Grumman Corp.	499,026
9,400	Novellus System, Inc. * (a)	288,486
349,800	Oracle Corp. *	6,779,124
8,800	Pitney Bowes, Inc.	420,200
12,900	Polycom, Inc. *	409,188
12,900	Raytheon Co.	717,240
39,500	Time Warner, Inc.	844,115
6,000	Total System Services, Inc. (a)	199,140
12,400	Trimble Navigation Ltd. *	361,956
3,700	W.W. Grainger, Inc.	325,785
10,800	Waters Corp. *	651,240
	Total Technology	70,594,944

	Transportation — 1.5%
9,400	CH Robinson Worldwide, Inc.	509,292
7,900	CSX Corp.	358,976
10,800	Expeditors International of Washington, Inc.	471,528
28,900	FedEx Corp.	3,225,818
100	Kirby Corp. *	4,002
	Total Transportation	4,569,616

	Utility — 2.1%
34,400	AES Corp. (The) *	816,312
87,545	AT&T, Inc.	3,619,110
9,500	Centerpoint Energy, Inc.	179,835
2,800	Constellation Energy Group, Inc.	256,956
7,100	Entergy Corp.	801,590
3,400	Telephone & Data Systems, Inc.	210,460
1,100	TXU Corp.	74,195
6,500	Verizon Communications, Inc.	282,945
	Total Utility	6,241,403

	TOTAL COMMON STOCKS (COST $267,282,782)	291,773,052

Par Value ($)/Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 8.8%

	Money Market Funds — 0.3%
1,008,999	Reserve Primary Money Market Fund (b)	1,008,999
	Other Short-Term Investments — 8.5%
448,467	BNP Paribas Eurodollar Overnight Time Deposit, 5.31%, due 06/01/07 (b)	448,467
2,242,337	Calyon Eurodollar Overnight Time Deposit, 5.32%, due 06/01/07 (b)	2,242,337
7,284,432	Citigroup Repurchase Agreement, dated 05/31/07, due 06/01/07, with a maturity value of $7,285,292 and an effective yield of 4.25%, collateralized by a U.S. Treasury Bond with a rate 8.13%, maturity date of 08/15/19, and a market value, including accrued interest, of $7,430,121.	7,284,432
4,036,207	Credit Suisse First Boston Corp. Tri-party Repurchase Agreement, dated 05/31/07, due 06/01/07, with a maturity value of $4,036,806 and an effective yield of 5.35%, collateralized by various corporate debt obligations with an aggregate market value of $4,117,005. (b)	4,036,207
1,071,837	Lehman Brothers Inc. Tri-party Repurchase Agreement, dated 05/31/07, due 06/01/07, with a maturity value of $1,071,996 and an effective yield of 5.35%, collateralized by a corporate debt obligation with a market value of $1,093,363. (b)	1,071,837
4,036,206	Merrill Lynch & Co. Tri-party Repurchase Agreement, dated 05/31/07, due 06/01/07, with a maturity value of $4,036,800 and an effective yield of 5.30%, collateralized by a U.S. government obligation with a market value of $4,116,942. (b)	4,036,206
4,036,206	Morgan Stanley & Co. Tri-party Repurchase Agreement, dated 05/31/07, due 06/01/07, with a maturity value of $4,036,807 and an effective yield of 5.36%, collateralized by various corporate debt obligations with an aggregate market value of $4,116,931. (b)	4,036,206
2,242,337	Rabobank Nederland Eurodollar Overnight Time Deposit, 5.30%, due 06/01/07 (b)	2,242,337
130,620	Svenska Handlesbanken Eurodollar Overnight Time Deposit, 5.31%, due 06/01/07 (b)	130,620
	Total Other Short-Term Investments	25,528,649

	TOTAL SHORT-TERM INVESTMENTS (COST $26,537,648)	26,537,648

	TOTAL INVESTMENTS — 106.2% (Cost $293,820,430)	318,310,700

	Other Assets and Liabilities (net) — (6.2%)	(18,628,340)

	TOTAL NET ASSETS — 100.0%	$299,682,360

As of May 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$296,735,440	$24,905,012	$(3,329,752)	$21,575,260

Futures Contracts

				Net Unrealized
Number of		Expiration	Contract	Appreciation
Contracts	Type	Date	Value	(Depreciation)

Buys

10	S&P 500	June 2007	$3,832,250	$44,808

As of May 31, 2007, for the futures contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

*                 Non-income producing security.

(a)          All or a portion of this security is out on loan. As of May 31, 2007, the Fund had loaned securities having a market value of $18,729,823 collateralized by cash in the amount of $19,253,216, which was invested in short-term instruments.

(b)         All or a portion of this security represents investment of security lending collateral.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2007 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.5%

	Automotive — 2.4%
41,754	Ford Motor Co. (a)	348,229
7,000	General Motors Corp.	209,930
800	Goodyear Tire & Rubber Co. (The) *	28,376
1,400	Harley-Davidson, Inc.	85,526
200	Johnson Controls, Inc.	21,940
2,200	Paccar, Inc. (a)	191,906
900	TRW Automotive Holdings Corp. *	36,522
	Total Automotive	922,429

	Construction — 1.4%
2,100	Annaly Capital Management, Inc. (a)	32,424
1,500	Centex Corp.	72,540
1,000	D.R. Horton, Inc.	23,370
300	iStar Financial, Inc. REIT	14,409
600	KB Home	27,534
1,200	Lennar Corp.-Class A (a)	54,780
700	Louisiana-Pacific Corp.	14,350
4,800	Masco Corp.	145,008
231	MDC Holdings, Inc.	12,553
800	Pulte Homes, Inc. (a)	21,832
800	Thor Industries, Inc. (a)	34,864
700	Thornburg Mortgage, Inc. REIT (a)	19,411
600	Toll Brothers, Inc. * (a)	17,598
500	Weyerhaeuser Co.	40,980
	Total Construction	531,653

	Consumer Goods — 2.9%
1,000	Altria Group, Inc.	71,100
1,200	Brunswick Corp.	41,316
300	Cintas Corp.	11,508
400	Coach, Inc. *	20,544
600	Columbia Sportswear Co.	41,838
3,100	Eastman Kodak Co.	78,616
900	Hasbro, Inc.	28,935
2,500	Jones Apparel Group, Inc.	74,450
1,400	Kimberly-Clark Corp.	99,344
1,500	Leggett & Platt, Inc. (a)	36,705
2,800	Liz Claiborne, Inc.	97,132
5,400	Mattel Co.	151,254
300	Mohawk Industries, Inc. *	30,618
400	Nike, Inc.	22,700
100	Reynolds American, Inc.	6,504
1,600	UST, Inc.	85,424
2,100	VF Corp.	196,938
287	Whirlpool Corp.	32,044
	Total Consumer Goods	1,126,970

	Financial — 26.2%
3,600	Aflac, Inc. (a)	190,296
9,800	Allstate Corp. (The)	602,700
1,700	AMBAC Financial Group, Inc.	152,337
8,200	American International Group, Inc.	593,188
600	AmeriCredit Corp. * (a)	15,930

14,776	Bank of America Corp.	749,291
2,600	Bank of New York Co. (The), Inc.	105,456
3,400	BB&T Corp.	143,174
500	Brown & Brown, Inc.	13,030
300	Cincinnati Financial Corp.	13,626
33,100	Citigroup, Inc.	1,803,619
3,600	Comerica, Inc.	226,188
900	Commerce Group, Inc.	30,681
1,200	Conseco, Inc. *	23,652
2,200	Countrywide Financial Corp.	85,668
400	Downey Financial Corp. (a)	29,116
12,800	Fannie Mae	818,176
1,900	Fifth Third Bancorp (a)	80,484
900	First American Corp.	48,195
1,700	First Horizon National Corp. (a)	68,493
8,700	Freddie Mac	581,073
500	Hartford Financial Services Group, Inc.	51,585
1,700	Huntington Bancshares, Inc. (a)	38,182
4,600	KeyCorp	163,806
511	Lincoln National Corp.	37,047
2,500	MBIA, Inc.	166,375
2,500	Merrill Lynch & Co., Inc.	231,825
1,000	MetLife, Inc.	68,000
1,100	MGIC Investment Corp.	71,500
8,200	Morgan Stanley	697,328
15,672	National City Corp. (a)	542,094
1,300	Nationwide Financial Services, Inc.-Class A	80,483
3,375	Old Republic International Corp.	73,102
1,400	PMI Group (The), Inc.	69,216
1,400	PNC Financial Services Group, Inc.	103,320
3,800	Progressive Corp. (The)	87,590
800	Protective Life Corp.	40,024
600	Prudential Financial, Inc.	61,212
1,000	Radian Group, Inc.	61,900
300	Reinsurance Group of America, Inc.	18,744
800	Ryder Systems, Inc. (a)	43,136
1,100	Safeco Corp. (a)	69,025
1,400	Torchmark Corp.	98,154
4,000	Travelers Cos. (The), Inc.	216,680
1,100	UnionBanCal Corp.	67,518
5,400	Unum Group	143,316
4,800	US Bancorp (a)	165,984
4,184	Washington Mutual, Inc. (a)	182,924
	Total Financial	10,024,443

	Food & Beverage — 3.3%
2,500	Anheuser-Busch Cos., Inc.	133,350
300	Archer-Daniels-Midland Co.	10,512
600	Campbell Soup Co.	23,820
1,700	Coca Cola Enterprises, Inc. (a)	39,695
2,700	Coca-Cola Co. (The) (a)	143,073
4,300	ConAgra Foods, Inc.	109,650
500	Corn Products International, Inc.	20,515
1,100	General Mills Co.	67,364
1,400	HJ Heinz Co.	66,612
8,607	Kraft Foods, Inc.	291,261
900	NBTY, Inc. *	47,277
1,300	Pepsi Bottling Group, Inc.	45,487
600	PepsiAmericas, Inc.	14,772
5,700	Sara Lee Corp.	102,030
6,424	Tyson Foods, Inc.-Class A	143,191
	Total Food & Beverage	1,258,609

	Health Care — 15.1%
2,100	Abbott Laboratories	118,335
3,500	Aetna, Inc.	185,255
4,200	AmerisourceBergen Corp.	215,124
200	Bausch & Lomb, Inc.	13,580
200	Biomet, Inc.	8,724
1,800	Bristol-Myers Squibb Co.	54,558
2,800	Cardinal Health, Inc.	202,888
500	Cigna Corp.	83,815
900	Express Scripts, Inc. *	91,890
2,800	Forest Laboratories, Inc. *	141,988
1,900	Johnson & Johnson	120,213
2,200	King Pharmaceuticals, Inc. *	46,728
700	Lincare Holdings, Inc. *	28,063
5,800	McKesson Corp.	366,154
29,000	Merck & Co., Inc.	1,521,050
400	Patterson Cos., Inc. *	15,008
72,700	Pfizer, Inc.	1,998,523
1,000	Quest Diagnostics, Inc.	49,020
1,400	Stryker Corp.	94,234
3,500	Tenet Healthcare Corp. * (a)	24,325
3,800	UnitedHealth Group, Inc.	208,126
600	Universal Health Services, Inc.-Class B	37,074
800	Watson Pharmaceuticals, Inc. *	24,688
500	WellPoint, Inc. *	40,705
1,000	Zimmer Holdings, Inc. *	88,060
	Total Health Care	5,778,128

	Machinery — 0.2%
700	AGCO Corp. *	30,296
400	Deere & Co.	48,188
	Total Machinery	78,484

	Manufacturing — 0.2%
700	American Standard Cos., Inc.	41,846
400	Carlisle Cos., Inc.	17,660
	Total Manufacturing	59,506

	Oil & Gas — 11.3%
2,200	Anadarko Petroleum Corp.	109,230
600	Apache Corp.	48,450
8,000	Chevron Corp.	651,920
3,529	ConocoPhillips	273,250
1,000	Devon Energy Corp.	76,780
36,400	Exxon Mobil Corp.	3,027,388
2,000	Occidental Petroleum Corp.	109,940
300	Sunoco, Inc.	23,913
	Total Oil & Gas	4,320,871

	Primary Process Industry — 1.2%
500	Air Products & Chemicals, Inc.	38,995
700	Albemarle Corp.	28,448
2,000	Dow Chemical Co. (The)	90,760
400	Eastman Chemical Co.	26,464
600	International Flavors & Fragrances, Inc.	30,798

300	International Paper Co.	11,751
500	Lyondell Chemical Co.	18,585
2,200	PPG Industries, Inc.	167,618
800	Sherwin-Williams Co. (The)	54,112
	Total Primary Process Industry	467,531

	Retail Stores — 11.4%
200	Abercrombie & Fitch Co.-Class A	16,530
5,200	AutoNation, Inc. * (a)	115,024
400	AutoZone, Inc. *	51,452
1,500	Bed Bath & Beyond, Inc. * (a)	60,990
600	Big Lots, Inc. * (a)	18,900
1,400	BJ’s Wholesale Club, Inc. *	52,948
400	CDW Corp.	34,056
500	Dillard’s, Inc.-Class A	18,150
2,200	Dollar General Corp.	47,608
2,700	Dollar Tree Stores, Inc. *	114,237
2,500	Family Dollar Stores, Inc. (a)	84,125
700	Foot Locker, Inc.	15,358
4,600	Gap (The), Inc.	85,192
23,200	Home Depot, Inc.	901,784
900	Kohls Corp. *	67,788
13,500	Kroger Co.	409,320
13,100	Lowe’s Cos., Inc.	429,942
800	OfficeMax, Inc.	35,920
600	O’Reilly Automotive, Inc. *	22,794
1,100	Rent-A-Center, Inc. * (a)	29,810
7,200	Rite Aid Corp. * (a)	45,504
10,200	Safeway, Inc.	351,696
200	Sears Holdings Corp. *	36,004
2,200	Staples, Inc.	55,132
2,475	Supervalu, Inc.	117,909
2,300	Target Corp.	143,589
1,600	TJX Cos., Inc.	44,752
300	United Auto Group, Inc.	6,669
1,700	Walgreen Co.	76,721
18,200	Wal-Mart Stores, Inc.	866,320
	Total Retail Stores	4,356,224

	Services — 5.6%
1,800	Avis Budget Group, Inc. *	54,450
800	Career Education Corp. *	27,896
5,400	CBS Corp.-Class B	179,604
14,250	Comcast Corp.-Class A *	390,593
500	Expedia, Inc. *	12,015
5,700	Gannett Co., Inc.	335,274
300	IAC/InterActiveCorp. *	10,380
600	ITT Educational Services, Inc. *	67,914
600	Jack in the Box, Inc. *	45,882
500	Liberty Media Holding Corp. Capital-Class A *	56,450
900	Manpower, Inc.	82,800
5,400	McDonald’s Corp.	272,970
700	McGraw-Hill, Inc.	49,217
400	Moody’s Corp. (a)	27,860
1,800	New York Times Co.-Class A	45,198
4,700	News Corp.-Class A	103,823
500	RR Donnelley & Sons Co.	21,410
1,400	Starbucks Corp. *	40,334
1,800	Tribune Co.	57,960
5,700	Walt Disney Co. (The)	202,008
1,400	Waste Management, Inc.	54,138
	Total Services	2,138,176

	Technology — 7.0%
600	Affiliated Computer Services, Inc.-Class A *	35,010
300	Avnet, Inc. * (a)	12,852
4,700	Cisco Systems, Inc. *	126,524
1,000	Computer Sciences Corp. *	55,400
1,500	Convergys Corp. *	38,610
800	Danaher Corp.	58,800
8,500	Dell, Inc. *	228,395
700	Deluxe Corp.	30,569
3,300	EMC Corp. *	55,737
400	Energizer Holdings, Inc. *	39,624
1,400	First Data Corp.	45,780
1,000	Fiserv, Inc. *	59,250
1,000	General Dynamics Corp.	80,240
3,200	Hewlett-Packard Co.	146,272
3,800	Ingram Micro, Inc.-Class A *	78,736
17,900	Intel Corp.	396,843
2,500	International Business Machines Corp. (a)	266,500
300	Intuit, Inc. *	9,150
200	KLA-Tencor Corp. (a)	10,996
1,100	Lexmark International, Inc. *	57,123
5,200	Microsoft Corp.	159,484
1,500	Northrop Grumman Corp. (a)	113,415
1,200	Novellus System, Inc. * (a)	36,828
1,400	Pitney Bowes, Inc.	66,850
1,100	Polycom, Inc. *	34,892
1,100	Raytheon Co.	61,160
1,900	Tech Data Corp. *	70,034
13,400	Time Warner, Inc.	286,358
1,700	Unisys Corp. *	14,144
	Total Technology	2,675,576

	Transportation — 0.5%
1,400	FedEx Corp.	156,268
600	Overseas Shipholding Group, Inc.	47,730
	Total Transportation	203,998

	Utility — 8.8%
1,400	American Electric Power Co., Inc.	66,682
29,458	AT&T, Inc.	1,217,794
600	Centerpoint Energy, Inc.	11,358
2,000	CenturyTel, Inc.	98,840
200	Energen Corp.	11,784
1,200	Entergy Corp.	135,480
600	NiSource, Inc.	13,326
300	OGE Energy Corp. (a)	11,076
200	PG&E Corp.	9,852
600	Telephone & Data Systems, Inc.	37,140
40,252	Verizon Communications, Inc.	1,752,170
500	Xcel Energy, Inc. (a)	11,475
	Total Utility	3,376,977

	TOTAL COMMON STOCKS (COST $33,616,917)	37,319,575

Shares	Description	Value ($)

	RIGHTS AND WARRANTS — 0.0%

	Technology — 0.0%
800	Seagate Technology, Inc. Rights * (b)	8

	TOTAL RIGHTS AND WARRANTS (COST $0)	8

Shares/Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 11.1%

	Money Market Funds — 0.5%
175,157	Reserve Primary Money Market Fund (c)	175,157
	Other Short-Term Investments — 10.6%
77,852	BNP Paribas Eurodollar Overnight Time Deposit, 5.31%, due 06/01/07 (c)	77,852
389,258	Calyon Eurodollar Overnight Time Deposit, 5.32%, due 06/01/07 (c)	389,258
897,445	Citigroup Global Markets Repurchase Agreement, dated 05/31/07, due 06/01/07, with a maturity value of $897,551 and an effective yield of 4.25%, collateralized by a U.S. Treasury Bond with a rate of 8.13%, maturity date of 08/15/19 and a market value, including accrued interest, of $915,394.	897,445
700,664	Credit Suisse First Boston Corp. Tri-party Repurchase Agreement, dated 05/31/07, due 06/01/07, with a maturity value of $700,768 and an effective yield 5.35%, collateralized by various corporate debt obligations with an aggregate market value of $714,691. (c)	700,664
186,065	Lehman Brothers Inc. Tri-party Repurchase Agreement, dated 05/31/07, due 06/01/07, with a maturity value of $186,093 and an effective yield 5.35%, collateralized by a corporate debt obligation with a market value of $189,802. (c)	186,065
700,664	Merrill Lynch & Co. Tri-party Repurchase Agreement, dated 05/31/07, due 06/01/07, with a maturity value of $700,767 and an effective yield 5.30%, collateralized by a corporate debt obligation with a market value of $714,680. (c)	700,664
700,664	Morgan Stanley & Co. Tri-party Repurchase Agreement, dated 05/31/07, due 06/01/07, with a maturity value of $700,768 and an effective yield 5.36%, collateralized by various corporate debt obligations with an aggregate market value of $714,678. (c)	700,664
389,258	Rabobank Nederland Eurodollar Overnight Time Deposit, 5.30%, due 06/01/07 (c)	389,258
22,675	Svenska Handlesbanken Eurodollar Overnight Time Deposit, 5.31%, due 06/01/07 (c)	22,675
	Total Other Short-Term Investments	4,064,545

	TOTAL SHORT-TERM INVESTMENTS (COST $4,239,702)	4,239,702

	TOTAL INVESTMENTS — 108.6% (Cost $37,856,619)	41,559,285

	Other Assets and Liabilities (net) — (8.6%)	(3,296,078)

	TOTAL NET ASSETS — 100.0%	$38,263,207

As of May 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$38,621,760	$3,242,508	$(304,983)	$2,937,525

A summary of outstanding financial instruments at May 31, 2007 is as follows:

Futures Contracts

				Net Unrealized
Number of		Expiration	Contract	Appreciation
Contracts	Type	Date	Value	(Depreciation)

Buys

4	S&P 500	June 2007	$306,580	$6,217

As of May 31, 2007, for the futures contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust
*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of May 31, 2007, the Fund had loaned securities having a market value of $3,212,511, collateralized by cash in the amount of $3,342,257, which was invested in short-term instruments.

(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.
(c)	All or a portion of this security represents investment of security lending collateral.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2007 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 94.1%

	Automotive — 0.1%
56,900	Paccar, Inc.	4,963,387

	Consumer Goods — 3.0%
373,600	Coach, Inc. *	19,188,096
107,400	Colgate-Palmolive Co.	7,191,504
328,600	Estee Lauder Cos. (The), Inc.-Class A	15,542,780
769,400	Kimberly-Clark Corp.	54,596,624
608,000	Liz Claiborne, Inc.	21,091,520
711,200	VF Corp.	66,696,336
	Total Consumer Goods	184,306,860

	Financial — 1.2%
604,500	Allstate Corp. (The)	37,176,750
227,700	Brown & Brown, Inc.	5,933,862
126,300	Chubb Corp.	6,930,081
67,000	First American Corp.	3,587,850
885,000	Progressive Corp. (The)	20,399,250
	Total Financial	74,027,793

	Food & Beverage — 5.6%
855,700	Anheuser-Busch Cos., Inc.	45,643,038
5,461,700	Coca-Cola Co. (The)	289,415,483
153,300	HJ Heinz Co.	7,294,014
90,900	PepsiCo, Inc.	6,211,197
	Total Food & Beverage	348,563,732

	Health Care — 29.6%
2,296,100	Abbott Laboratories	129,385,235
2,753,700	Forest Laboratories, Inc. *	139,640,127
6,199,800	Johnson & Johnson	392,261,346
7,778,400	Merck & Co., Inc.	407,977,080
14,913,400	Pfizer, Inc.	409,969,366
5,413,700	UnitedHealth Group, Inc.	296,508,349
100,700	Wyeth	5,824,488
640,300	Zimmer Holdings, Inc. *	56,384,818
	Total Health Care	1,837,950,809

	Manufacturing — 0.2%
56,700	3M Co.	4,987,332
117,500	Illinois Tool Works, Inc.	6,194,600
56,900	United Technologies Corp.	4,014,295
	Total Manufacturing	15,196,227

	Oil & Gas — 8.1%
1,056,900	Chevron Corp.	86,126,781
5,013,700	Exxon Mobil Corp.	416,989,429
	Total Oil & Gas	503,116,210

	Retail Stores — 19.0%
178,200	Abercrombie & Fitch Co.-Class A	14,728,230
678,400	American Eagle Outfitters, Inc.	18,316,800
546,100	Bed Bath & Beyond, Inc. *	22,204,426
71,600	Best Buy Co., Inc.	3,457,564
548,600	Family Dollar Stores, Inc.	18,460,390
7,464,000	Home Depot, Inc.	290,125,680
614,700	Kohls Corp. *	46,299,204
1,713,200	Kroger Co.	51,944,224
8,471,900	Lowe’s Cos., Inc.	278,047,758
118,500	Supervalu, Inc.	5,645,340
847,600	Walgreen Co.	38,252,188
8,253,200	Wal-Mart Stores, Inc.	392,852,320
	Total Retail Stores	1,180,334,124

	Services — 1.3%
107,800	Brinker International, Inc.	3,445,288
223,900	Gannett Co., Inc.	13,169,798
130,600	McDonald’s Corp.	6,601,830
65,800	McGraw-Hill, Inc.	4,626,398
632,800	Moody’s Corp.	44,074,520
190,300	Sysco Corp.	6,302,736
	Total Services	78,220,570

	Technology — 14.6%
4,406,500	Cisco Systems, Inc. *	118,622,980
53,300	Cognizant Technologies Solutions Corp.-Class A *	4,187,248
876,800	Danaher Corp.	64,444,800
2,716,000	Dell, Inc. *	72,978,920
865,100	Fiserv, Inc. *	51,257,175
1,096,900	International Business Machines Corp.	116,929,540
13,215,100	Microsoft Corp.	405,307,117
2,403,600	Oracle Corp. *	46,581,768
478,900	Pitney Bowes, Inc.	22,867,475
	Total Technology	903,177,023

	Transportation — 0.2%
67,300	CH Robinson Worldwide, Inc.	3,646,314
59,700	FedEx Corp.	6,663,714
	Total Transportation	10,310,028

	Utility — 11.2%
9,674,795	AT&T, Inc.	399,956,025
6,800,200	Verizon Communications, Inc.	296,012,706
	Total Utility	695,968,731

	TOTAL COMMON STOCKS (COST $5,168,881,472)	5,836,135,494

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 4.9%
308,204,691	Citigroup Global Markets Repurchase Agreement, dated 05/31/07, due 06/01/07, with a maturity value of $308,241,077 and an effective yield of 4.25%, collateralized by various U.S. Treasury obligations with an aggregate market value, including accrued interest, of $314,368,785.	308,204,691

	TOTAL SHORT-TERM INVESTMENTS (COST $308,204,691)	308,204,691

TOTAL INVESTMENTS — 99.0% (Cost $5,477,086,163)	6,144,340,185

Other Assets and Liabilities (net) — 1.0%	59,437,712

TOTAL NET ASSETS — 100.0%	$6,203,777,897

As of May 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$5,492,206,154	$659,316,441	$(7,182,410)	$652,134,031

A summary of outstanding financial instruments at May 31, 2007 is as follows:

Futures Contracts

Number of		Expiration	Contract	Net Unrealized Appreciation
Contracts	Type	Date	Value	(Depreciation)

Buys

319	S&P 500	June 2007	$122,248,775	$1,022,125

As of May 31, 2007, for the futures contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

*                 Non-income producing security.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2007 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.7%

	Automotive — 1.2%
200	BorgWarner, Inc.	16,832
7,600	Goodyear Tire & Rubber Co. (The) *	269,572
500	Spartan Motors, Inc.	17,545
	Total Automotive	303,949

	Construction — 4.7%
1,200	American Woodmark Corp.	44,700
700	Apartment Investment & Management Co.-Class A	38,409
600	Beazer Homes USA, Inc.	21,462
1,400	Crane Co.	61,166
1,000	Home Properties, Inc. (a)	57,600
900	Hovnanian Enterprises, Inc.-Class A * (a)	22,734
1,300	iStar Financial, Inc. REIT	62,439
1,600	Jacobs Engineering Group, Inc. *	92,720
1,200	KB Home	55,068
600	Lennox International, Inc.	20,550
500	Martin Marietta Materials, Inc.	77,720
1,367	MDC Holdings, Inc.	74,283
200	NCI Building Systems, Inc. * (a)	10,282
200	NVR, Inc. *	159,400
700	Quanta Services, Inc. * (a)	21,007
900	Ryland Group, Inc. (a)	41,580
1,600	Simpson Manufacturing Co., Inc. (a)	53,312
300	SL Green Realty Corp. REIT (a)	42,024
100	Standard-Pacific Corp. (a)	2,132
3,600	Thor Industries, Inc. (a)	156,888
2,900	Toll Brothers, Inc. * (a)	85,057
700	Winnebago Industries, Inc.	21,700
	Total Construction	1,222,233

	Consumer Goods — 9.8%
1,600	Alberto-Culver Co.	39,744
5,600	Bebe Stores, Inc.	100,688
500	Blyth, Inc.	13,720
1,200	Brunswick Corp.	41,316
1,999	Charles & Colvard, Ltd.	9,395
1,000	Chattem, Inc. * (a)	63,670
1,400	Church & Dwight Co., Inc.	70,014
1,000	Columbia Sportswear Co.	69,730
1,200	Crocs, Inc. * (a)	97,632
1,100	Deckers Outdoor Corp. *	96,679
900	Estee Lauder Cos. (The), Inc.-Cl ass A	42,570
1,300	Ethan Allen Interiors, Inc. (a)	47,203
3,450	Fossil, Inc. *	107,674
600	Genlyte Group, Inc. *	52,272
2,400	Guess ?, Inc.	106,080
6,200	Hasbro, Inc.	199,330
2,300	Herman Miller, Inc.	82,800
700	Kenneth Cole Productions, Inc.-Class A	17,500
1,300	K-Swiss, Inc.-Class A	37,713
2,300	Leggett & Platt, Inc. (a)	56,281
1,000	Liz Claiborne, Inc.	34,690
5,000	Marvel Entertainment, Inc. * (a)	138,050
1,100	Matthews International Corp.-Class A	48,631

400	Middleby Corp. *	49,612
500	Oakley, Inc.	12,710
700	Oxford Industries, Inc.	31,871
2,400	Phillips-Van Heusen Corp.	146,688
800	Polaris Industries, Inc. (a)	44,072
1,500	Polo Ralph Lauren Corp. (a)	146,295
3,600	Select Comfort Corp. * (a)	65,232
100	Skechers U.S.A., Inc.-Class A *	3,210
2,800	Smith & Wesson Holding Corp. * (a)	39,004
2,350	Steven Madden, Ltd.	76,563
7,200	Tempur-Pedic International, Inc.	182,592
1,600	Timberland Co.-Class A *	43,744
1,000	Tupperware Corp.	28,910
700	Under Armour, Inc.-Class A * (a)	33,481
500	Warnaco Group (The), Inc. *	17,195
2,200	Wolverine World Wide, Inc.	63,866
	Total Consumer Goods	2,558,427

	Financial — 9.9%
300	Affiliated Managers Group, Inc. * (a)	39,060
1,000	AG Edwards, Inc.	88,160
1,700	American Capital Strategies, Ltd.	82,331
1,000	AmeriCredit Corp. * (a)	26,550
3,600	AMERIGROUP Corp. *	91,800
5,100	Brown & Brown, Inc.	132,906
1,600	CapitalSource, Inc. (a)	42,080
1,600	Cash America International, Inc.	66,384
300	Cohen & Steers, Inc.	15,597
600	Downey Financial Corp. (a)	43,674
500	Eaton Vance Corp.	21,945
4,400	EZCORP, Inc.-Class A *	66,132
1,300	First Cash Financial Services, Inc. *	32,409
7,800	First Marblehead Corp. (The) (a)	290,628
400	FirstFed Financial Corp. * (a)	25,788
100	Fremont General Corp. (a)	1,325
400	Hancock Holding Co.	15,816
500	IndyMac Bancorp, Inc. (a)	16,790
1,600	IntercontinentalExchange, Inc. *	231,904
2,400	Investors Financial Services Corp.	147,648
100	Jefferies Group, Inc.	3,064
500	Jones Lang LaSalle, Inc.	58,350
3,400	Knight Capital Group, Inc.-Class A *	58,854
2,400	MoneyGram International, Inc.	69,936
900	Nara Bancorp, Inc.	14,454
700	Odyssey Re Holdings Corp.	30,016
4,360	Peoples United Financial	88,028
1,200	Philadelphia Consolidated Holding Corp. *	49,440
200	Piper Jaffray Cos., Inc. *	13,380
900	PMI Group (The), Inc.	44,496
900	Pre-Paid Legal Services, Inc. * (a)	58,473
400	Radian Group, Inc.	24,760
1,100	Raymond James Financial, Inc.	36,641
1,100	Reinsurance Group of America, Inc.	68,728
4,300	SEI Investment Co.	265,439
200	Student Loan Corp.	41,050
2,500	TCF Financial Corp.	70,575
400	Triad Guaranty, Inc. *	17,836
100	United Rentals, Inc. *	3,355
1,400	W.R. Berkley Corp.	46,116
1,200	World Acceptance Corp. *	50,856
	Total Financial	2,592,774

	Food & Beverage — 2.6%
100	Andersons (The), Inc. (a)	3,910
2,300	Corn Products International, Inc.	94,369
600	Jones Soda Co. * (a)	11,310
200	M&F Worldwide Corp. *	13,658
900	Mannatech, Inc. (a)	12,618
3,500	McCormick & Co., Inc. (Non Voting)	130,515
500	MGP Ingredients, Inc. (a)	8,530
5,200	NBTY, Inc. *	273,156
1,300	Ralcorp Holdings, Inc. * (a)	75,608
800	Smithfield Foods, Inc. *	25,712
800	USANA Health Sciences, Inc. *	31,104
	Total Food & Beverage	680,490

	Health Care — 8.7%
1,100	Abaxis, Inc. *	25,179
4,100	Apria Healthcare Group * (a)	118,736
1,300	Candela Corp. *	14,612
1,400	Covance, Inc. *	93,170
1,500	Cytyc Corp. *	63,420
2,400	DENTSPLY International, Inc.	86,736
1,200	Edwards Lifesciences Corp. * (a)	60,240
500	Endo Pharmaceuticals Holdings, Inc. *	17,660
500	Genesis HealthCare Corp. *	34,150
1,100	Healthspring, Inc. *	26,862
900	Hillenbrand Industries, Inc.	59,580
200	HLTH Corp. * (a)	3,018
1,200	Idexx Laboratories, Inc. *	105,948
4,000	Immucor, Inc. *	126,320
1,900	Kinetic Concepts, Inc. * (a)	95,342
1,000	King Pharmaceuticals, Inc. *	21,240
1,100	LifePoint Hospitals, Inc. *	44,649
2,000	Lincare Holdings, Inc. *	80,180
100	Magellan Health Services, Inc. *	4,480
2,400	Manor Care, Inc.	163,200
2,200	Medicis Pharmaceutical Corp.-Class A (a)	72,600
600	Molina Healthcare, Inc. *	19,182
500	Noven Pharmaceuticals, Inc. *	11,725
3,900	OraSure Technologies, Inc. * (a)	29,874
900	Owens & Minor, Inc.	31,950
1,200	PAREXEL International Corp. *	48,264
4,800	Patterson Cos., Inc. *	180,096
800	Pediatrix Medical Group, Inc. *	46,096
1,600	Pharmaceutical Product Development, Inc.	58,400
1,400	RehabCare Group, Inc. *	22,092
1,600	Respironics, Inc. *	70,640
3,000	Savient Pharmaceuticals, Inc. *	42,660
800	Techne Corp. *	47,752
1,600	Universal Health Services, Inc.-Class B	98,864
100	VCA Antech, Inc. * (a)	3,958
1,400	WellCare Health Plans, Inc. * (a)	128,856
1,000	West Pharmaceutical Services, Inc. (a)	50,860
2,200	Zoll Medical Corp. *	49,390
	Total Health Care	2,257,981

	Machinery — 3.1%
2,400	AGCO Corp. *	103,872
400	FMC Technologies, Inc. *	30,240

700	Gardner Denver, Inc. *	28,833
1,800	Graco, Inc.	72,072
1,000	Kaydon Corp.	48,250
800	Lincoln Electric Holdings, Inc.	56,232
1,200	Manitowoc Co. (The), Inc.	90,936
100	MSC Industrial Direct Co., Inc.-Class A (a)	5,356
1,000	Nordson Corp.	51,990
100	Oceaneering International, Inc. *	5,004
600	Rofin-Sinar Technologies, Inc. *	40,500
2,900	Terex Corp. *	245,833
300	Universal Compression Holdings, Inc. *	22,293
	Total Machinery	801,411

	Manufacturing — 2.9%
1,600	Carlisle Cos., Inc.	70,640
1,100	Greif, Inc.-Class A	61,226
900	Harsco Corp.	47,934
1,200	Mueller Industries, Inc.	41,988
1,400	Owens-IIlinois, Inc. *	47,600
6,000	Pactiv Corp. *	203,820
2,000	Pall Corp.	89,500
300	Reliance Steel & Aluminum Co.	18,411
1,100	Rock-Tenn Co.-Class A	38,412
1,300	Sealed Air Corp.	41,990
2,200	Sonoco Products Co.	95,260
100	Zoltek Cos., Inc. * (a)	3,765
	Total Manufacturing	760,546

	Metals & Mining — 0.7%
1,100	Amcol International Corp.	27,357
600	Brush Engineered Materials, Inc. *	32,190
1,300	Cleveland-Cliffs, Inc.	114,777
	Total Metals & Mining	174,324

	Oil & Gas — 0.8%
3,100	Abraxas Petroleum Corp. *	12,369
1,000	Frontier Oil Corp.	40,260
1,900	Holly Corp.	133,171
3,300	Vaalco Energy, Inc. *	15,807
	Total Oil & Gas	201,607

	Primary Process Industry — 5.0%
500	Airgas, Inc.	21,320
4,800	AK Steel Holding Corp. *	166,656
4,700	Albemarle Corp.	191,008
500	Cabot Corp.	24,155
400	Carpenter Technology Corp.	53,028
600	Celanese Corp.-Class A	21,834
600	CF Industries Holdings, Inc.	26,838
700	Chaparral Steel Co.	51,240
1,200	Eastman Chemical Co.	79,392
6,400	Hercules, Inc. *	120,512
3,000	International Flavors & Fragrances, Inc.	153,990
1,400	NewMarket Corp.	66,990
1,100	OM Group, Inc. *	68,761
1,300	PolyOne, Corp. *	9,269
2,400	Steel Dynamics, Inc.	112,560
600	Steel Technologies, Inc.	17,982

2,000	Terra Industries, Inc. *	38,780
3,000	W.R. Grace & Co. * (a)	81,210
	Total Primary Process Industry	1,305,525

	Retail Stores — 16.4%
400	Abercrombie & Fitch Co.-Class A	33,060
800	Advance Auto Parts, Inc.	33,136
3,100	Aeropostale, Inc. *	143,530
15,500	American Eagle Outfitters, Inc.	418,500
2,000	AnnTaylor Stores Corp. *	78,180
1,500	AutoNation, Inc. * (a)	33,180
4,500	Big Lots, Inc. * (a)	141,750
800	BJ’s Wholesale Club, Inc. *	30,256
15,300	CarMax, Inc. * (a)	367,200
2,200	Casual Male Retail Group, Inc. *	25,828
4,400	CDW Corp. (a)	374,616
1,800	Charlotte Russe Holding, Inc. *	50,130
1,300	Children’s Place Retail Stores, Inc. *	73,398
3,200	Christopher & Banks Corp. (a)	60,448
1,500	Conn’s, Inc. * (a)	45,525
1,200	Dick’s Sporting Goods, Inc. * (a)	66,684
100	Dillrd’s, Inc.-Class A	3,630
1,600	Dollar General Corp.	34,624
5,200	Dollar Tree Stores, Inc. *	220,012
1,800	Dress Barn, Inc. *	41,562
6,200	Family Dollar Stores, Inc. (a)	208,630
1,100	Fastenal Co. (a)	47,674
1,200	Group 1 Automotive, Inc.	50,640
1,800	Gymboree Corp. (The) *	80,460
2,200	Men’s Wearhouse, Inc.	117,348
1,800	OfficeMax, Inc.	80,820
3,200	O’Reilly Automotive, Inc. *	121,568
2,425	Pacific Sunwear of California, Inc. * (a)	48,233
300	Pantry (The), Inc. *	13,068
1,200	Pathmark Stores, Inc. *	15,600
2,000	Payless ShoeSource, Inc. *	71,440
3,100	PetMed Express, Inc. *	40,021
3,900	PetSmart, Inc.	133,458
3,300	Priceline.com, Inc. * (a)	204,072
5,100	RadioShack Corp. (a)	174,114
3,950	Rent-A-Center, Inc. *	107,045
9,300	Rite Aid Corp. * (a)	58,776
2,200	Ross Stores, Inc.	72,248
2,100	Saks, Inc. (a)	42,084
700	Talbots, Inc. (a)	15,225
2,200	Tiffany & Co.	115,654
1,900	Tween Brands, Inc. *	82,707
2,900	Urban Outfitters, Inc. *	77,082
1,200	Williams-Sonoma, Inc. (a)	40,668
	Total Retail Stores	4,293,884

	Services — 10.0%
400	Ameristar Casinos, Inc.	11,880
1,375	Applebee’s International, Inc.	36,025
2,900	Brinker International, Inc. (a)	92,684
600	Buffalo Wild Wings, Inc. * (a)	51,366
3,200	Career Education Corp. *	111,584
400	CBRL Group, Inc. (a)	17,976
1,600	CEC Entertainment, Inc. *	61,952
400	Chipotle Mexican Grill, Inc.-Class A * (a)	34,648

1,600	Choice Hotels International, Inc.	64,512
2,800	CKE Restaurants, Inc.	61,012
800	Consolidated Graphics, Inc. *	58,080
3,300	Copart, Inc. *	102,927
1,800	Corinthian Colleges, Inc. *	26,298
2,700	Corrections Corporation of America *	174,960
1,000	CRA International, Inc. * (a)	52,890
3,650	Factset Research Systems, Inc.	232,980
1,300	Geo Group (The), Inc. *	70,850
200	Huron Consulting Group, Inc. *	13,704
8,800	Interpublic Group of Cos., Inc. * (a)	103,400
2,200	ITT Educational Services, Inc. *	249,018
2,600	Jack in the Box, Inc. *	198,822
400	Keystone Automotive Industries, Inc. *	16,524
2,700	Krispy Kreme Doughnuts, Inc. * (a)	23,031
1,000	Manpower, Inc.	92,000
800	MPS Group, Inc. *	11,000
2,300	Nalco Holding Co.	60,789
600	OSI Restaurant Partners, Inc.	24,420
1,100	Papa John’s International, Inc. *	34,045
100	Pool Corp. (a)	4,095
500	Regis Corp.	19,935
1,300	Resources Connection, Inc. *	41,938
1,500	Ruby Tuesday, Inc.	41,355
1,000	Service Corp. International	13,980
800	Sinclair Broadcast Group-Class A	12,256
2,000	Sonic Corp. *	48,760
3,500	TeleTech Holdings, Inc. *	123,130
1,300	Valassis Communications, Inc. * (a)	23,283
2,800	Volt Information Sciences, Inc. * (a)	69,524
1,200	Watson Wyatt Worldwide, Inc.	61,884
1,200	WMS Industries, Inc. *	50,832
500	World Fuel Services Corp.	20,455
	Total Services	2,620,804

	Technology — 19.6%
1,000	Activision, Inc. *	19,790
1,500	Acuity Brands, Inc.	91,065
400	Acxiom Corp.	11,120
4,400	Akamai Technologies, Inc. * (a)	194,524
3,800	Alliance Data Systems Corp. *	296,096
600	Alliant Techsystems, Inc. * (a)	60,600
900	Anixter International, Inc. * (a)	66,474
500	Atmel Corp. *	2,795
3,800	Avnet, Inc. * (a)	162,792
1,200	Avocent Corp. *	33,636
400	AVX Corp.	7,196
100	Baldor Electric Co.	4,638
400	Belden Inc.	22,904
300	Benchmark Electronics, Inc. *	6,633
8,900	BMC Software, Inc. *	294,946
1,390	Brightpoint, Inc. *	18,265
9,500	Brocade Communications Systems, Inc. *	87,210
800	Ceradyne, Inc. * (a)	54,056
2,200	Citrix Systems, Inc. *	73,942
1,300	CommScope, Inc. * (a)	71,149
700	Computer Programs & Systems, Inc.	23,506
600	Comtech Telecommunications Corp. *	26,862
500	Daktronics, Inc. (a)	11,980
1,300	Digital River, Inc. * (a)	66,846
2,900	Distributed Energy Systems Corp. *	2,146

1,100	Encore Wire Corp. (a)	31,955
4,400	Energizer Holdings, Inc. *	435,864
2,500	FLIR Systems, Inc. *	103,400
700	General Cable Corp. *	47,705
1,100	Global Payments, Inc.	44,044
4,400	Ingram Micro, Inc.-Class A *	91,168
1,250	Innovative Solutions & Support, Inc. *	32,850
800	InterDigital Communications Corp. * (a)	26,040
2,000	Kopin Corp. *	7,160
700	Ladish Co., Inc. *	31,073
500	Littelfuse, Inc. *	20,040
2,900	Macrovision Corp. *	81,055
400	Manhattan Associates, Inc. *	11,624
6,800	McAfee, Inc. * (a)	249,968
4,100	Mentor Graphics Corp. *	58,466
200	Micros Systems, Inc. *	11,098
3,000	Molex, Inc. (a)	89,220
2,100	Multi-Fineline Electronix, Inc. * (a)	35,868
1,800	Neoware, Inc. *	21,834
3,100	Novellus System, Inc. * (a)	95,139
3,200	OmniVision Technologies, Inc. * (a)	51,840
300	Orbital Sciences Corp. *	6,183
2,600	Parametric Technology Corp. *	48,568
1,800	Paxar Corp. *	54,450
6,800	Polycom, Inc. *	215,696
2,800	QLogic Corp. *	47,768
500	Realnetworks, Inc. *	4,235
1,100	Rogers Corp. *	44,264
800	SAVVIS, Inc. *	40,152
800	ScanSource, Inc. *	23,184
6,100	Skyworks Solutions, Inc. *	43,249
2,600	Smith Micro Software, Inc. * (a)	40,898
800	SonicWALL, Inc. *	6,608
4,500	Sonus Networks, Inc. *	39,015
500	Superior Essex, Inc. *	17,670
200	Supertex, Inc. *	6,706
900	Sybase, Inc. *	21,654
2,100	Synopsys, Inc. *	55,692
2,700	Syntel, Inc.	93,474
700	Tech Data Corp. *	25,802
1,000	Technitrol, Inc.	26,340
700	Tektronix, Inc.	21,189
1,500	Teledyne Technologies, Inc. *	69,120
700	Thomas & Betts Corp. *	40,614
500	Total System Services, Inc. (a)	16,595
3,000	Travelzoo, Inc. * (a)	77,340
4,600	Trimble Navigation Ltd. *	134,274
1,700	TTM Technologies, Inc. *	18,802
1,100	United Industrial Corp. (a)	65,890
400	United Stationers, Inc. *	26,836
6,700	Utstarcom, Inc. * (a)	48,307
600	Varian Inc *	35,310
3,000	Varian Semiconductor Equipment Associates, Inc. *	126,450
100	VeriFone Holdings, Inc. * (a)	3,463
3,600	Waters Corp. *	217,080
400	WESCO International, Inc. *	25,928
2,600	Western Digital Corp. *	48,906
	Total Technology	5,126,294

	Transportation — 2.2%
1,400	American Commercial Lines, Inc. *	44,366

1,300	Arkansas Best Corp.	53,677
1,500	Celadon Group, Inc. *	24,765
3,100	Continental Airlines, Inc.-Class B *	124,527
500	EGL, Inc. *	23,175
1,300	ExpressJet Holdings, Inc. *	8,047
1,000	Forward Air Corp.	34,010
1,500	JB Hunt Transport Services, Inc.	43,710
600	Kirby Corp. *	24,012
500	Landstar System, Inc.	24,330
1,400	Old Dominion Freight Line, Inc. *	43,722
1,300	Overseas Shipholding Group, Inc.	103,415
400	Saia, Inc. *	11,436
300	US Airways Group, Inc. *	10,695
	Total Transportation	573,887

	Utility — 1.1%
1,400	Centerpoint Energy, Inc.	26,502
1,100	Energen Corp.	64,812
500	j2 Global Communications, Inc. *	16,665
400	Level 3 Communications, Inc. * (a)	2,328
1,300	OGE Energy Corp. (a)	47,996
800	ONEOK, Inc.	43,280
1,300	Telephone & Data Systems, Inc.	80,470
500	UGI Corp.	14,400
	Total Utility	296,453

	TOTAL COMMON STOCKS (COST $22,592,163)	25,770,589

Shares/Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 24.3%

	Money Market Funds — 1.2%
312,291	Reserve Primary Money Market Fund (b)	312,291
	Other Short-Term Investments — 23.1%
138,803	BNP Paribas Eurodollar Overnight Time Deposit, 5.31%, due 06/01/07 (b)	138,803
694,017	Calyon Eurodollar Overnight Time Deposit, 5.32%, due 06/01/07 (b)	694,017
397,831	Citigroup Global Markets Repurchase Agreement, dated 05/31/07, due 06/1/07, with a maturity value of $397,878 and an effective yield of 4.25%, collateralized by a U.S. Treasury Bond with a rate of 8.13%, maturity date of 8/15/19 and a market value, including accrued interest, of $405,788.	397,831
1,249,231	Credit Suisse First Boston Corp. Tri-party Repurchase Agreement, dated 05/31/07, due 06/01/07, with a maturity value of $1,249,417 and an effective yield of 5.35%, collateralized by various corporate debt obligations with an aggregate market value of $1,274,238. (b)	1,249,231
331,740	Lehman Brothers Inc. Tri-party Repurchase Agreement, dated 05/31/07, due 06/01/07, with a maturity value of $331,789 and an effective yield of 5.35%, collateralized by a corporate debt obligation with a market value of $338,403. (b)	331,740
1,249,231	Merrill Lynch & Co. Tri-party Repurchase Agreement, dated 05/31/07, due 06/01/07, with a maturity value of $1,249,415 and an effective yield of 5.30%, collateralized by a U.S. government obligation with a market value of $1,274,219. (b)	1,249,231
1,249,231	Morgan Stanley & Co. Tri-party Repurchase Agreement, dated 05/31/07, due 06/01/07, with a maturity value of $1,249,417 and an effective yield of 5.36%, collateralized by various corporate debt obligations with an aggregate market value of $1,274,215. (b)	1,249,231
694,017	Rabobank Nederland Eurodollar Overnight Time Deposit, 5.30%, due 06/01/07 (b)	694,017
40,427	Svenska Handlesbanken Eurodollar Overnight Time Deposit, 5.31%, due 06/01/07 (b)	40,427
	Total Other Short-Term Investments	6,044,528

TOTAL SHORT-TERM INVESTMENTS (COST $6,356,819)	6,356,819

TOTAL INVESTMENTS — 123.0% (Cost $28,948,982)	32,127,408

Other Assets and Liabilities (net) — (23.0%)	(6,004,000)

TOTAL NET ASSETS — 100.0%	$26,123,408

As of May 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$29,009,090	$3,805,483	$(687,165)	$3,118,318

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust
*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of May 31, 2007, the Fund had loaned securities having a market value of $5,773,257, collateralized by cash in the amount of $5,958,988, which was invested in short-term instruments.

(b)	All or a portion of this security represents investment of security lending collateral.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
May 31, 2007 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.3%

	Automotive — 2.1%
4,700	American Axle & Manufacturing Holdings, Inc.	135,454
13,050	ArvinMeritor, Inc.	272,484
2,500	BorgWarner, Inc.	210,400
1,100	Cooper Tire & Rubber Co.	26,477
9,700	Goodyear Tire & Rubber Co. (The) *	344,059
700	Standard Motor Prods	10,885
1,700	Superior Industries International, Inc. (a)	38,386
4,600	TRW Automotive Holdings Corp. *	186,668
	Total Automotive	1,224,813

	Construction — 6.9%
6,000	American Home Mortgage Acceptance Corp. REIT (a)	131,040
1,390	American Woodmark Corp.	51,777
1,000	Ameron, Inc.	78,500
22,500	Annaly Capital Management, Inc. (a)	347,400
12,500	Anthracite Capital, Inc. REIT	152,875
12,200	Anworth Mortgage Asset Corp. REIT	113,826
3,500	Apartment Investment & Management Co.-Class A	192,045
200	Avatar Holdings, Inc. * (a)	16,506
7,251	Capstead Mortgage Corp. REIT	73,453
3,200	Crane Co.	139,808
2,400	EMCOR Group, Inc. *	157,416
1,700	Entertainment Properties Trust REIT	100,385
2,400	Health Care Property Investors, Inc. (a)	78,408
1,200	Inland Real Estate Corp. REIT (a)	21,600
5,100	iStar Financial, Inc. REIT	244,953
5,900	KB Home	270,751
500	KKR Financial Holdings LLC REIT	13,390
6,400	Louisiana-Pacific Corp. (a)	131,200
3,600	M/I Homes, Inc. (a)	103,608
500	Mack-Cali Realty Corp. REIT	24,145
6,924	MDC Holdings, Inc.	376,250
18,266	MFA Mortgage Investments, Inc. REIT	137,360
4,200	Newcastle Investment Corp. REIT	124,572
1,800	Senior Housing Properties Trust, REIT	42,300
3,200	Simpson Manufacturing Co., Inc. (a)	106,624
5,100	Thor Industries, Inc. (a)	222,258
14,300	Thornburg Mortgage, Inc. REIT (a)	396,539
7,700	Toll Brothers, Inc. * (a)	225,841
900	Universal Forest Products, Inc.	43,272
	Total Construction	4,118,102

	Consumer Goods — 8.7%
9,900	Alberto-Culver Co.	245,916
10,400	Blyth, Inc.	285,376
8,000	Brunswick Corp.	275,440
1,100	Chattem, Inc. * (a)	70,037
1,600	Church & Dwight Co., Inc.	80,016
5,700	Columbia Sportswear Co.	397,461
200	Deckers Outdoor Corp. *	17,578
3,000	Estee Lauder Cos. (The), Inc.-Class A	141,900
4,400	Ethan Allen Interiors, Inc. (a)	159,764
9,200	Fossil, Inc. *	287,132
12,290	Furniture Brands International, Inc. (a)	178,205

7,700	Hasbro, Inc.	247,555
500	Jakks Pacific, Inc. *	13,135
15,600	Jones Apparel Group, Inc.	464,568
4,500	Kellwood Co. (a)	129,645
1,000	Kimball International, Inc.-Class B	13,650
3,400	K-Swiss, Inc.-Class A	98,634
6,900	La-Z-Boy, Inc. (a)	81,144
11,200	Leggett & Platt, Inc. (a)	274,064
20,900	Liz Claiborne, Inc.	725,021
2,300	Marvel Entertainment, Inc. * (a)	63,503
1,000	Matthews International Corp.-Class A	44,210
1,500	Oakley, Inc.	38,130
2,400	Perry Ellis International, Inc. *	75,216
800	Phillips-Van Heusen Corp.	48,896
2,000	Plantronics, Inc.	48,600
2,300	Polaris Industries, Inc. (a)	126,707
900	Snap-On, Inc.	48,663
200	Stanley Furniture Co., Inc. (a)	4,598
5,300	Timberland Co.-Class A *	144,902
3,600	Tupperware Corp.	104,076
3,100	Universal Corp.	197,067
3,600	Wolverine World Wide, Inc.	104,508
	Total Consumer Goods	5,235,317

	Financial — 26.2%
1,600	AG Edwards, Inc.	141,056
100	Alleghany Corp. *	37,400
1,200	Amcore Financial, Inc.	35,748
4,700	American Capital Strategies, Ltd.	227,621
11,050	American Financial Group, Inc.	393,933
300	American National Insurance Co.	43,182
8,400	AmeriCredit Corp. * (a)	223,020
4,900	AMERIGROUP Corp. * (a)	124,950
400	Anchor Bancorp Wisconsin, Inc.	11,452
8,100	Associated Banc Corp.	267,381
9,550	Astoria Financial Corp.	254,603
8,000	Bancorpsouth, Inc.	200,320
400	Bank of Hawaii Corp.	21,404
5,500	Brown & Brown, Inc.	143,330
1,100	Cash America International, Inc.	45,639
700	Cathay General Bancorp (a)	23,716
3,300	Chemical Financial Corp.	88,737
2,000	Chittenden Corp.	58,320
3,700	Citizens Republic Bancorp, Inc.	70,448
2,900	City National Corp.	224,576
4,025	Commerce Bancshares, Inc.	189,980
15,300	Commerce Group, Inc.	521,577
3,100	Community Bank System, Inc.	63,736
1,700	Corus Bankshares, Inc. (a)	30,923
2,447	Delphi Financial Group, Inc.-Class A	105,074
1,600	Dime Community Bancshares	21,600
4,500	Downey Financial Corp. (a)	327,555
400	EMC Insurance Group, Inc.	10,140
4,000	Erie Indemnity Co.-Class A	222,720
11,516	First American Corp.	616,682
200	First Citizens BancShares, Inc.-Class A	38,748
14,300	First Horizon National Corp. (a)	576,147
2,700	FirstFed Financial Corp. * (a)	174,069
7,000	FirstMerit Corp.	150,710
9,600	Flagstar Bancorp, Inc.	123,456
5,400	Fremont General Corp. (a)	71,550

1,400	Frontier Financial Corp. (a)	32,564
2,000	Fulton Financial Corp.	30,500
6,300	Greater Bay Bancorp	175,833
1,100	Hancock Holding Co.	43,494
2,300	Harleysville Group, Inc.	69,598
2,100	HCC Insurance Holdings, Inc.	69,111
1,900	Hilb Rogal & Hobbs Co.	82,441
5,200	Horace Mann Educators Corp.	116,064
11,011	IMPAC Mortgage Holdings, Inc. REIT (a)	68,158
1,600	Independent Bank Corp., MI	27,664
5,400	IndyMac Bancorp, Inc. (a)	181,332
3,520	International Bancshares Corp.	94,512
2,100	Investors Financial Services Corp.	129,192
700	ITLA Capital Corp.	38,458
4,073	Kansas City Life Insurance Co.	183,000
4,300	Knight Capital Group, Inc.-Class A *	74,433
3,800	LandAmerica Financial Group, Inc.	352,222
3,000	MAF Bancorp, Inc.	161,640
500	Markel Corp. *	246,500
3,500	MCG Capital Corp.	61,740
5,200	Mercury General Corp.	291,668
3,600	MoneyGram International, Inc.	104,904
7,900	Nationwide Financial Services, Inc.-Class A	489,089
10,800	New York Community Bancorp, Inc.	188,784
4,000	Odyssey Re Holdings Corp.	171,520
2,700	Ohio Casualty Corp.	116,262
27,475	Old Republic International Corp.	595,109
4,000	Pacific Capital Bancorp	102,960
100	Park District National Corp.	8,732
1,200	PFF Bancorp, Inc.	36,012
5,500	Philadelphia Consolidated Holding Corp. *	226,600
1,400	PMA Capital Corp.-Class A *	14,896
11,910	PMI Group (The), Inc.	588,830
6,500	Protective Life Corp.	325,195
6,000	Radian Group, Inc.	371,400
5,800	Redwood Trust, Inc. REIT (a)	310,822
8,300	Reinsurance Group of America, Inc.	518,584
200	RLI Corp.	11,490
2,300	Ryder Systems, Inc. (a)	124,016
2,600	Safety Insurance Group, Inc.	108,264
3,300	SEI Investment Co.	203,709
2,800	Selective Insurance Group, Inc.	76,636
2,000	Sky Financial Group, Inc.	55,000
4,900	StanCorp Financial Group, Inc.	249,214
2,200	State Auto Financial Corp.	68,068
4,500	Sterling Bancshares, Inc.	51,705
5,300	Stewart Information Services Corp.	209,986
400	Student Loan Corp.	82,100
14,300	TCF Financial Corp.	403,689
4,200	Transatlantic Holdings, Inc.	300,972
3,700	Triad Guaranty, Inc. *	164,983
8,200	Trustmark Corp.	220,744
1,900	United Bankshares, Inc.	64,125
3,150	Valley National Bancorp	77,144
2,150	W.R. Berkley Corp.	70,821
5,427	Washington Federal, Inc.	136,109
2,900	Webster Financial Corp.	130,471
2,100	Westamerica Bancorporation	97,230
2,600	Whitney Holding Corp.	80,704
2,000	Wilmington Trust Corp.	85,420
500	Zenith National Insurance Corp.	24,185
	Total Financial	15,678,111

	Food & Beverage — 4.5%
1,800	Chiquita Brands International, Inc. (a)	33,012
3,100	Corn Products International, Inc.	127,193
1,400	Dean Foods Co.	45,864
8,600	Del Monte Foods Co.	103,630
4,400	Hormel Foods Corp.	164,780
3,800	JM Smucker Co. (The)	219,260
1,400	Lancaster Colony Corp.	61,334
500	M&F Worldwide Corp. *	34,145
3,500	McCormick & Co., Inc. (Non Voting)	130,515
500	Molson Coors Brewing Co.-Class B	45,785
9,000	NBTY, Inc. *	472,770
1,000	Pilgrim’s Pride Corp.	35,330
2,100	Ralcorp Holdings, Inc. * (a)	122,136
2,450	Sanderson Farms, Inc. (a)	105,326
6	Seaboard Corp.	13,308
6,800	Smithfield Foods, Inc. *	218,552
33,900	Tyson Foods, Inc.-Class A	755,631
	Total Food & Beverage	2,688,571

	Health Care — 5.0%
8,700	Apria Healthcare Group * (a)	251,952
1,600	Conmed Corp. *	50,096
1,000	Cytyc Corp. *	42,280
1,400	DENTSPLY International, Inc.	50,596
400	Endo Pharmaceuticals Holdings, Inc. *	14,128
1,100	Hillenbrand Industries, Inc.	72,820
1,800	Idexx Laboratories, Inc. *	158,922
1,500	Invacare Corp.	26,625
3,800	Kindred Healthcare, Inc. *	121,600
26,500	King Pharmaceuticals, Inc. *	562,860
2,100	LifePoint Hospitals, Inc. *	85,239
6,000	Lincare Holdings, Inc. * (a)	240,540
2,700	Molina Healthcare, Inc. *	86,319
6,800	Owens & Minor, Inc.	241,400
4,300	Patterson Cos., Inc. *	161,336
3,000	Pediatrix Medical Group, Inc. *	172,860
2,000	Pharmaceutical Product Development, Inc.	73,000
1,800	Respironics, Inc. *	79,470
1,200	Techne Corp. * (a)	71,628
18,600	Tenet Healthcare Corp. * (a)	129,270
3,180	Universal Health Services, Inc.-Class B	196,492
2,000	Watson Pharmaceuticals, Inc. *	61,720
1,800	Zoll Medical Corp. *	40,410
	Total Health Care	2,991,563

	Machinery — 0.8%
3,600	AGCO Corp. *	155,808
400	Cascade Corp.	27,240
400	Gorman-Rupp Co.	13,480
100	Lincoln Electric Holdings, Inc.	7,029
400	NACCO Industries, Inc.-Class A	68,000
1,100	Robbins & Myers, Inc.	49,412
1,300	Sauer-Danfoss, Inc.	35,334
1,900	Stanley Works (The)	120,137
700	Tennant Co.	22,764
	Total Machinery	499,204

	Manufacturing — 2.4%
1,100	American Greetings Corp.-Class A	28,831
1,200	Aptargroup, Inc.	45,072
300	Ball Corp.	16,608
5,400	Bemis Co., Inc.	181,602
2,400	Greif, Inc.-Class A	133,584
4,000	Mueller Industries, Inc.	139,960
2,500	Pall Corp.	111,875
1,100	Reliance Steel & Aluminum Co.	67,507
1,400	Rock-Tenn Co.-Class A	48,888
2,900	Sealed Air Corp.	93,670
6,000	Sonoco Products Co.	259,800
1,100	Spartech Corp.	29,480
1,900	SPX Corp.	166,953
1,200	Temple-Inland, Inc.	75,600
2,600	Tredegar Industries	60,086
	Total Manufacturing	1,459,516

	Oil & Gas — 0.7%
1,400	Ashland, Inc.	84,448
1,200	Cimarex Energy Co.	50,436
500	Houston Exploration Co. (The) *	30,020
800	Pogo Producing Co.	43,256
700	Stone Energy Corp. *	22,841
2,800	Tesoro Corp.	173,264
600	Unit Corp. *	36,966
	Total Oil & Gas	441,231

	Primary Process Industry — 2.9%
700	A. Schulman, Inc.	16,933
9,000	Albemarle Corp.	365,760
1,800	Cabot Corp.	86,958
900	CF Industries Holdings, Inc.	40,257
2,100	Eastman Chemical Co.	138,936
400	FMC Corp.	33,464
5,900	Hercules, Inc. *	111,097
2,900	International Flavors & Fragrances, Inc.	148,857
1,400	Lubrizol Corp. (a)	92,008
10,600	PolyOne, Corp. *	75,578
1,900	Quanex Corp.	91,086
9,200	Sensient Technologies Corp. (a)	239,568
1,600	Sigma Aldrich Corp.	69,248
2,658	Stepan Co.	81,308
2,100	Valspar Corp.	60,669
3,700	Worthington Industries, Inc.	78,107
	Total Primary Process Industry	1,729,834

	Retail Stores — 14.8%
3,500	99 Cents Only Stores *	49,140
1,300	Advance Auto Parts, Inc.	53,846
4,900	American Eagle Outfitters, Inc.	132,300
5,900	Asbury Automotive Group, Inc.	160,952
21,800	AutoNation, Inc. * (a)	482,216
10,000	Big Lots, Inc. * (a)	315,000
9,200	BJ’s Wholesale Club, Inc. *	347,944
2,300	Borders Group, Inc.	51,267
1,925	Brown Shoe Co., Inc.	57,057
2,450	Buckle, Inc.	100,205

6,600	CDW Corp. (a)	561,924
1,000	Chico’s FAS, Inc. *	27,240
1,300	CSK Auto Corp. *	23,660
3,000	Dillard’s, Inc.-Class A	108,900
11,900	Dollar General Corp.	257,516
22,900	Dollar Tree Stores, Inc. *	968,899
15,900	Family Dollar Stores, Inc. (a)	535,035
9,300	Foot Locker, Inc.	204,042
800	FTD Group, Inc.	14,184
6,300	Group 1 Automotive, Inc.	265,860
3,600	Haverty Furniture Companies, Inc. (a)	43,884
5,900	Ingles Markets, Inc.-Class A	210,571
6,200	Insight Enterprises, Inc. *	137,392
600	Jo-Ann Stores, Inc. *	20,292
1,400	Lithia Motors, Inc.-Class A	37,632
1,600	Longs Drug Stores Corp.	91,648
5,400	OfficeMax, Inc.	242,460
4,200	O’Reilly Automotive, Inc. *	159,558
6,000	Pacific Sunwear of California, Inc. * (a)	119,340
8,100	RadioShack Corp. (a)	276,534
14,300	Rent-A-Center, Inc. * (a)	387,530
49,300	Rite Aid Corp. * (a)	311,576
2,500	Ross Stores, Inc.	82,100
4,700	Ruddick Corp.	147,063
2,100	Saks, Inc. (a)	42,084
900	Smart & Final, Inc. *	19,809
7,200	Sonic Automotive, Inc.	224,136
17,200	Supervalu, Inc.	819,408
3,400	Talbots, Inc. (a)	73,950
2,000	Tiffany & Co.	105,140
2,100	Tween Brands, Inc. *	91,413
16,000	United Auto Group, Inc.	355,680
900	Weis Markets, Inc.	38,592
4,200	Zale Corp. *	112,812
	Total Retail Stores	8,867,791

	Services — 8.6%
1,800	ABM Industries, Inc.	53,118
4,975	Applebee’s International, Inc. (a)	130,345
800	Bob Evans Farms, Inc.	30,960
6,900	Brinker International, Inc. (a)	220,524
9,600	Career Education Corp. *	334,752
4,400	CBRL Group, Inc. (a)	197,736
2,650	CEC Entertainment, Inc. *	102,608
1,100	Consolidated Graphics, Inc. *	79,860
3,600	Copart, Inc. *	112,284
5,400	Corinthian Colleges, Inc. *	78,894
900	Corrections Corporation of America *	58,320
3,200	Cox Radio, Inc. *	46,976
2,650	Factset Research Systems, Inc.	169,150
1,200	Fairpoint Communications, Inc.	21,600
500	Interactive Data Corp.	14,515
3,200	ITT Educational Services, Inc. *	362,208
6,120	Jack in the Box, Inc. *	467,996
10,300	Journal Register Co.	57,783
5,300	Kelly Services, Inc.-Class A	152,746
1,900	Lee Enterprises, Inc.	47,728
3,800	Manpower, Inc.	349,600
4,500	Nash Finch Co. (a)	211,725
11,200	New York Times Co.-Class A	281,232
4,200	OSI Restaurant Partners, Inc.	170,940

4,800	O’Charley’s, Inc. *	108,432
8,000	Performance Food Group Co. *	284,000
400	R.H. Donnelley Corp. *	31,176
3,200	Rare Hospitality International, Inc. * (a)	92,928
5,100	Regis Corp.	203,337
3,800	Ruby Tuesday, Inc.	104,766
2,100	Scholastic Corp. *	66,717
5,500	Service Corp. International	76,890
500	Spherion Corp. *	4,925
2,900	Stewart Enterprises, Inc.-Class A	22,446
300	Unifirst Corp.	12,528
6,200	Valassis Communications, Inc. * (a)	111,042
1,600	Vertrue, Inc. *	77,200
1,600	Watson Wyatt Worldwide, Inc.	82,512
12,800	Westwood One, Inc.	103,168
900	World Fuel Services Corp.	36,819
	Total Services	5,172,486

	Technology — 8.0%
100	Acuity Brands, Inc.	6,071
2,200	Alliant Techsystems, Inc. * (a)	222,200
900	Anixter International, Inc. * (a)	66,474
5,900	Avnet, Inc. * (a)	252,756
2,600	Avocent Corp. *	72,878
600	AZZ, Inc. *	20,370
2,200	Benchmark Electronics, Inc. * (a)	48,642
1,100	CACI International, Inc.-Class A *	56,705
3,500	Citrix Systems, Inc. *	117,635
8,400	Compuware Corp. *	95,424
9,200	Convergys Corp. *	236,808
1,400	Curtiss-Wright Corp.	63,098
12,000	Deluxe Corp.	524,040
2,400	Diebold, Inc.	118,992
4,200	Energizer Holdings, Inc. *	416,052
900	Hubbell Inc, Class B	50,697
6,600	IKON Office Solutions, Inc.	96,162
21,550	Ingram Micro, Inc.-Class A *	446,516
5,200	Keane, Inc. *	73,788
600	Littelfuse, Inc. *	24,048
1,900	Manhattan Associates, Inc. *	55,214
1,500	Mentor Graphics Corp. *	21,390
6,600	Novellus System, Inc. * (a)	202,554
1,700	Paxar Corp. *	51,425
1,700	Perot Systems Corp.-Class A *	29,036
5,700	Polycom, Inc. *	180,804
3,100	Pomeroy IT Solutions, Inc. *	30,039
1,300	ScanSource, Inc. *	37,674
2,400	Sybase, Inc. *	57,744
3,800	SYNNEX Corp. *	77,824
1,700	Synopsys, Inc. *	45,084
12,297	Tech Data Corp. *	453,267
900	Technitrol, Inc.	23,706
200	Teleflex, Inc.	16,060
3,100	Total System Services, Inc. (a)	102,889
1,900	Unisys Corp. *	15,808
2,300	United Stationers, Inc. *	154,307
2,100	Waters Corp. *	126,630
4,000	Western Digital Corp. *	75,240
	Total Technology	4,766,051

	Transportation — 1.4%
4,200	Arkansas Best Corp.	173,418
19,000	ExpressJet Holdings, Inc. *	117,610
4,500	Overseas Shipholding Group, Inc.	357,975
500	Saia, Inc. *	14,295
1,800	Werner Enterprises, Inc.	34,794
2,800	YRC Worldwide, Inc. * (a)	112,560
	Total Transportation	810,652

	Utility — 4.3%
2,000	Alliant Energy Corp.	86,400
13,000	Centerpoint Energy, Inc.	246,090
12,900	CenturyTel, Inc.	637,518
700	CMS Energy Corp.	12,775
2,900	CT Communications, Inc.	91,031
1,900	Energen Corp.	111,948
3,800	Energy East Corp.	91,846
1,200	Great Plains Energy, Inc.	37,344
1,600	IDACORP, Inc.	53,136
2,100	IDT Corp.-Class B	26,124
1,300	Iowa Telecommunications Services, Inc.	29,237
1,500	Northeast Utilities	45,615
3,300	NSTAR	114,939
3,100	OGE Energy Corp. (a)	114,452
2,800	ONEOK, Inc.	151,480
2,300	Pepco Holdings, Inc.	68,678
1,400	Pinnacle West Capital Corp.	65,002
4,600	Reliant Energy, Inc. *	117,852
6,100	Telephone & Data Systems, Inc.	377,590
900	UGI Corp.	25,920
600	UIL Holdings Corp.	19,680
2,600	Westar Energy, Inc.	68,926
	Total Utility	2,593,583

	TOTAL COMMON STOCKS (COST $50,913,718)	58,276,825

Shares/Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 21.7%

	Money Market Funds — 1.0%
596,594	Reserve Primary Money Market Fund (b)	596,594
	Other Short-Term Investments — 20.7%
265,167	BNP Paribas Eurodollar Overnight Time Deposit, 5.31%, due 06/01/07 (b)	265,167
1,325,834	Calyon Eurodollar Overnight Time Deposit, 5.32%, due 06/01/07 (b)	1,325,834
1,581,441	Citigroup Global Markets Repurchase Agreement, dated 05/31/07, due 06/01/07, with a maturity value of $1,581,627 and an effective yield of 4.25%, collateralized by a U.S. Treasury Bond with a rate of 8.13%, maturity date of 08/15/19 and a market value, including accrued interest, of $1,613,069.	1,581,441
2,386,502	Credit Suisse First Boston Corp. Tri-party Repurchase Agreement, dated 05/31/07, due 06/01/07, with a maturity value of $2,386,857 and an effective yield of 5.35%, collateralized by various corporate debt obligations with an aggregate market value of $2,434,276. (b)	2,386,502
633,749	Lehman Brothers Inc. Tri-party Repurchase Agreement, dated 05/31/07, due 06/01/07, with a maturity value of $633,843 and an effective yield of 5.35%, collateralized by a corporate debt obligation with a market value of $646,477. (b)	633,749
2,386,502	Merrill Lynch & Co. Tri-party Repurchase Agreement, dated 05/31/07, due 06/01/07, with a maturity value of $2,386,854 and an effective yield of 5.30%, collateralized by a U.S. government obligation with a market value of $2,434,239. (b)	2,386,502

2,386,502	Morgan Stanley & Co. Tri-party Repurchase Agreement, dated 05/31/07, due 06/01/07, with a maturity value of $2,386,857 and an effective yield of 5.36%, collateralized by various corporate debt obligations with an aggregate market value of $2,434,232. (b)	2,386,502
1,325,834	Rabobank Nederland Eurodollar Overnight Time Deposit, 5.30%, due 06/01/07 (b)	1,325,834
77,232	Svenska Handlesbanken Eurodollar Overnight Time Deposit, 5.31%, due 06/01/07 (b)	77,232
	Total Other Short-Term Investments	12,368,763

	TOTAL SHORT-TERM INVESTMENTS (COST $12,965,357)	12,965,357

	TOTAL INVESTMENTS — 119.0% (Cost $63,879,075)	71,242,182

	Other Assets and Liabilities (net) — (19.0%)	(11,374,707)

	TOTAL NET ASSETS — 100.0%	$59,867,475

As of May 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$ 63,967,103	$8,919,685	$(1,644,606)	$7,275,079

A summary of outstanding financial instruments at May 31, 2007 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)

Buys

8	Russell Mini	June 2007	$678,800	$9,504

As of May 31, 2007, for the futures contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust
*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of May 31, 2007, the Fund had loaned securities having a market value of $10,909,412, collateralized by cash in the amount of $11,383,916, which was invested in short-term instruments.

(b)	All or a portion of this security represents investment of security lending collateral.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO U.S. Value Fund

(A Series of GMO Trust)

Schedule of Investments
(showing percentage of total net assets)

May 31, 2007 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.1%

	Automotive — 2.0%
7,300	Harley-Davidson, Inc.	445,957
5,100	Paccar, Inc. (a)	444,873
	Total Automotive	890,830

	Construction — 0.6%
8,200	Masco Corp.	247,722

	Consumer Goods — 2.8%
4,800	Altria Group, Inc.	341,280
4,100	Coach, Inc. *	210,576
6,000	Liz Claiborne, Inc.	208,140
3,700	Nike, Inc.	209,975
2,900	VF Corp.	271,962
	Total Consumer Goods	1,241,933

	Financial — 26.0%
7,900	Aflac, Inc. (a)	417,594
12,300	Allstate Corp. (The)	756,450
3,700	AMBAC Financial Group, Inc.	331,557
14,100	American International Group, Inc.	1,019,994
22,531	Bank of America Corp.	1,142,547
7,900	BB&T Corp.	332,669
37,500	Citigroup, Inc.	2,043,375
5,500	Comerica, Inc.	345,565
7,500	Countrywide Financial Corp.	292,050
14,700	Fannie Mae	939,624
7,100	Fifth Third Bancorp (a)	300,756
990	International Bancshares Corp.	26,581
4,300	MBIA, Inc.	286,165
3,200	MGIC Investment Corp.	208,000
18,900	National City Corp. (a)	653,751
8,575	Old Republic International Corp.	185,735
4,300	PMI Group (The), Inc.	212,592
11,300	Progressive Corp. (The)	260,465
3,600	Torchmark Corp.	252,396
5,500	Travelers Cos. (The), Inc.	297,935
9,200	Unum Group	244,168
15,600	US Bancorp	539,448
8,285	Washington Mutual, Inc. (a)	362,220
	Total Financial	11,451,637

	Food & Beverage — 1.0%
7,052	Kraft Foods, Inc.	238,640
8,700	Tyson Foods, Inc.-Class A	193,923
	Total Food & Beverage	432,563

	Health Care — 19.8%
8,900	AmerisourceBergen Corp.	455,858
8,400	Cardinal Health, Inc.	608,664
4,200	Express Scripts, Inc. *	428,820
12,400	Forest Laboratories, Inc. * (a)	628,804
8,900	McKesson Corp.	561,857

32,500	Merck & Co., Inc.	1,704,625
77,200	Pfizer, Inc.	2,122,228
5,100	Quest Diagnostics, Inc.	250,002
6,800	Stryker Corp.	457,708
15,800	UnitedHealth Group, Inc.	865,366
1,800	WellPoint, Inc. *	146,538
5,400	Zimmer Holdings, Inc. *	475,524
	Total Health Care	8,705,994

	Manufacturing — 0.6%
4,800	American Standard Cos., Inc.	286,944

	Oil & Gas — 8.5%
1,400	Anadarko Petroleum Corp.	69,510
11,700	Chevron Corp.	953,433
3,900	ConocoPhillips	301,977
25,800	Exxon Mobil Corp.	2,145,786
4,600	Occidental Petroleum Corp.	252,862
	Total Oil & Gas	3,723,568

	Retail Stores — 15.1%
2,000	AutoZone, Inc. *	257,260
7,400	Bed Bath & Beyond, Inc. * (a)	300,884
2,300	CDW Corp.	195,822
32,900	Home Depot, Inc.	1,278,823
5,700	Kohls Corp. *	429,324
13,800	Kroger Co.	418,416
39,500	Lowe's Cos., Inc.	1,296,390
7,900	Safeway, Inc.	272,392
11,000	Staples, Inc.	275,660
6,400	Target Corp.	399,552
6,600	Walgreen Co.	297,858
25,500	Wal-Mart Stores, Inc.	1,213,800
	Total Retail Stores	6,636,181

	Services — 3.4%
8,300	Gannett Co., Inc.	488,206
2,900	ITT Educational Services, Inc. *	328,251
3,700	McGraw-Hill, Inc.	260,147
3,000	Moody's Corp. (a)	208,950
8,000	Starbucks Corp. *	230,480
	Total Services	1,516,034

	Technology — 9.0%
24,000	Cisco Systems, Inc. *	646,080
4,800	Danaher Corp.	352,800
35,800	Dell, Inc. *	961,946
8,100	First Data Corp.	264,870
5,400	Fiserv, Inc. *	319,950
5,500	Intuit, Inc. *	167,750
3,700	Lexmark International, Inc. *	192,141
28,100	Microsoft Corp.	861,827
4,100	Pitney Bowes, Inc.	195,775
	Total Technology	3,963,139

	Transportation — 0.9%
3,600	FedEx Corp.	401,832

	Utility — 6.4%
29,542	AT&T, Inc.	1,221,266
36,400	Verizon Communications, Inc.	1,584,492
	Total Utility	2,805,758

	TOTAL COMMON STOCKS (COST $37,249,290)	42,304,135

Par Value ($)/Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 10.6%

	Money Market Funds — 0.3%
152,621	Reserve Primary Money Market Fund (b)	152,621
	Other Short-Term Investments — 10.3%
67,835	BNP Paribas Eurodollar Overnight Time Deposit, 5.31%, due 06/01/07 (b)	67,835
339,176	Calyon Eurodollar Overnight Time Deposit, 5.32%, due 06/01/07 (b)	339,176
1,769,171	Citigroup Global Markets Repurchase Agreement, dated 05/31/07, due 06/1/07, with a maturity value of $1,769,379 and an effective yield of 4.25%, collateralized by a U.S. Treasury Bond with a rate of 8.13%, maturity date of 08/15/19, and a market value, including accrued interest, of $1,804,554.	1,769,171
610,518	Credit Suisse First Boston Corp. Tri-party Repurchase Agreement, dated 05/31/07, due 06/01/07, with a maturity value of $610,609 and an effective yield of 5.35%, collateralized by various corporate debt obligations with an aggregate market value of $622,739. (b)	610,518
162,126	Lehman Brothers Inc. Tri-party Repurchase Agreement, dated 05/31/07, due 06/01/07, with a maturity value of $162,150 and an effective yield of 5.35%, collateralized by a corporate debt obligation with a market value of $165,382. (b)	162,126
610,518	Merrill Lynch & Co. Tri-party Repurchase Agreement, dated 05/31/07, due 06/01/07, with a maturity value of $610,608 and an effective yield of 5.30%, collateralized by a U.S. government obligation with a market value of $622,730. (b)	610,518
610,518	Morgan Stanley & Co. Tri-party Repurchase Agreement, dated 05/31/07, due 06/01/07, with a maturity value of $610,609 and an effective yield of 5.36%, collateralized by various corporate debt obligations with an aggregate market value of $622,728. (b)	610,518
339,176	Rabobank Nederland Eurodollar Overnight Time Deposit, 5.30%, due 06/01/07 (b)	339,176
19,758	Svenska Handlesbanken Eurodollar Overnight Time Deposit, 5.31%, due 06/01/07 (b)	19,758
	Total Other Short-Term Investments	4,528,796

	TOTAL SHORT-TERM INVESTMENTS (COST $4,681,417)	4,681,417

	TOTAL INVESTMENTS — 106.7% (Cost $41,930,707)	46,985,552

	Other Assets and Liabilities (net) — (6.7%)	(2,940,237)

	TOTAL NET ASSETS — 100.0%	$44,045,315

As of May 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$42,058,854	$5,292,852	$(366,154)	$4,926,698

Notes to Schedule of Investments:

*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of May 31, 2007, the Fund had loaned securities having a market value of $2,813,562, collateralized by cash in the amount of $2,912,246, which was invested in short-term instruments.

(b)	All or a portion of this security represents investment of security lending collateral.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO World Opportunities Equity Allocation Fund
(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2007 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
8,439,539	GMO Currency Hedged International Equity Fund, Class III	68,697,850
5,831,139	GMO Emerging Markets Quality Fund, Class VI	73,880,533
7,550,887	GMO International Growth Equity Fund, Class IV	259,448,487
6,756,908	GMO International Intrinsic Value Fund, Class IV	259,330,118
15,500,788	GMO U.S. Core Equity Fund, Class VI	232,976,842
3,864,284	GMO U.S. Quality Equity Fund, Class VI	90,424,256
	TOTAL MUTUAL FUNDS (COST $882,554,542)	984,758,086

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.0%

25,262	Citigroup Global Markets Repurchase Agreement, dated 05/31/07, due 06/01/07, with a maturity value of $25,265 and an effective yield of 4.25%, collateralized by a U.S. Treasury Bond with a rate of 8.13%, maturity date of 08/15/19, and a market value, including accrued interest, of $25,767.	25,262

	TOTAL SHORT-TERM INVESTMENTS (COST $25,262)	25,262

	TOTAL INVESTMENTS — 100.0% (Cost $882,579,804)	984,783,348

	Other Assets and Liabilities (net) — (0.0%)	(21,526)

	TOTAL NET ASSETS — 100.0%	$984,761,822

As of May 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$883,336,145	$101,990,506	$(543,303)	$101,447,203

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these affiliated issuers during the period ended May 31, 2007 is set forth below:

	Value, beginning				Distributions
	of		Sales	Dividend	of Realized	Value, end
Affiliate	period	Purchases	Proceeds	Income	Gains	of period
GMO Currency Hedged International Equity Fund, Class III	$62,894,979	$—	$20,000	$—	$—	$68,697,850

GMO Emerging Markets Quality Fund, Class VI	65,830,487	750,000	248,402	—	—	73,880,533

GMO International Growth Equity Fund, Class IV	235,863,517	2,104,379	1,050,000	—	—	259,448,487

GMO International Intrinsic Value Fund, Class IV	237,203,364	2,087,960	1,042,091	—	—	259,330,118

GMO International Small Companies Fund, Class III	127,930	4,428	127,246	—	4,428	—

GMO U.S. Core Equity Fund, Class VI	217,211,140	13,872,417	2,450,000	1,094,670	10,985,906	232,976,842

GMO U.S. Quality Equity Fund, Class VI	83,203,919	1,002,788	—	365,542	—	90,424,256

Totals	$902,335,336	$19,821,972	$4,937,739	$1,460,212	$10,990,334	$984,758,086

Notes to Schedule of Investments:

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE.  As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available. As of May 31, 2007, 59.55% of the Net Assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on models used by a third party vendor.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)

	DEBT OBLIGATIONS — 99.2%

	Asset-Backed Securities — 96.8%

	Auto Financing — 8.3%
7,000,000	ARG Funding Corp., Series 05-2A, Class A3, 144A, Variable Rate, 1 mo. LIBOR + .14%, 5.46%, due 05/20/10	6,997,597
5,750,000	Daimler Chrysler Master Owner Trust, Series 04-B, Class A, Variable Rate, 1 mo. LIBOR + .01%, 5.33%, due 08/17/09	5,750,000
1,056,282	Ford Credit Auto Owner Trust, Series 06-A, Class A2B, Variable Rate, 1 mo. LIBOR + .01%, 5.33%, due 09/15/08	1,056,117
7,500,000	Ford Credit Auto Owner Trust, Series 06-C, Class A4B, Variable Rate, 1 mo. LIBOR + .04%, 5.36%, due 02/15/12	7,500,000
10,000,000	Ford Credit Floorplan Master Owner Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 05/15/10	10,000,000
12,000,000	Ford Credit Floorplan Master Owner Trust, Series 06-3, Class A, Variable Rate, 1 mo. LIBOR + .18%, 5.50%, due 06/15/11	12,007,200
4,000,000	GE Dealer Floorplan Master Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .04%, 5.36%, due 04/20/10	4,000,240
14,000,000	Nissan Auto Receivables Owner Trust, Series 07-A, Class A4, Variable Rate, 1 mo. LIBOR, 5.32%, due 06/17/13	13,980,120
11,000,000	Sovereign Dealer Floor Plan Master Trust, Series 06-1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .05%, 5.37%, due 08/15/11	10,997,800
10,000,000	Superior Wholesale Inventory Financing Trust, Series 04-A10, Class A, Variable Rate, 1 mo. LIBOR + .10%, 5.42%, due 09/15/11	9,993,400
8,000,000	Superior Wholesale Inventory Financing Trust, Series 05, Class A, Variable Rate, 1 mo. LIBOR + .18%, 5.50%, due 06/15/10	8,001,592
8,000,000	Truck Retail Installment Paper Corp., Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .27%, 5.59%, due 12/15/16	7,999,920
2,654,840	Wheels SPV LLC, Series 05-B, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .08%, 5.40%, due 06/10/10	2,654,681
14,000,000	World Omni Auto Receivables Trust, Series 07-A, Class A4, Variable Rate, 1 mo. LIBOR, 5.32%, due 11/15/12	13,999,930
	Total Auto Financing	114,938,597

	Business Loans — 3.2%
3,147,028	Bayview Commercial Asset Trust, Series 04-3, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .37%, 5.69%, due 01/25/35	3,150,395
5,247,013	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .39%, 5.71%, due 01/25/36	5,247,433
3,945,842	Capitalsource Commercial Loan Trust, Series 06-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .12%, 5.44%, due 08/22/16	3,943,475
2,963,874	GE Business Loan Trust, Series 05-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .07%, 5.39%, due 06/15/14	2,963,858
2,638,520	GE Business Loan Trust, Series 05-2A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .24%, 5.56%, due 11/15/33	2,638,520
3,500,384	GE Commercial Equipment Financing LLC, Series 05-1, Class A3B, Variable Rate, 1 mo. LIBOR + .01%, 5.33%, due 03/20/09	3,500,384
4,186,738	GE Commercial Loan Trust, Series 06-2, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .06%, 5.42%, due 04/19/15	4,184,226
3,421,121	Lehman Brothers Small Balance Commercial, Series 05-1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 5.57%, due 02/25/30	3,421,103
2,590,381	Lehman Brothers Small Balance Commercial, Series 05-2, Class 1A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 5.57%, due 09/25/30	2,590,367
1,278,178	Marlin Leasing Receivables LLC, Series 06-1A, Class A1, 144A, 5.48%, due 09/17/07	1,278,229
5,000,000	Navistar Financial Dealer Note Master Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .11%, 5.43%, due 02/25/13	4,997,000
6,000,000	Navistar Financial Dealer Note Master Trust, Series 98-1, Class A, Variable Rate, 1 mo. LIBOR + .16%, 5.48%, due 07/25/11	6,000,000
	Total Business Loans	43,914,990

	CMBS — 5.3%
4,998,710	Bear Stearns Commercial Mortgage Securities, Inc., Series 05-PW10, Class A1, 5.09%, due 12/11/40	4,968,505
7,000,000	Citigroup/Deutsche Bank Commercial Mortgage, Series 05-CD1, Class A2FL, Variable Rate, 1 mo. LIBOR + .12%, 5.44%, due 07/15/44	7,008,890

13,000,000	Commercial Mortgage Pass-Through Certificates, Series 06-FL12, Class AJ, 144A, Variable Rate, 1 mo. LIBOR + .13%, 5.45%, due 12/15/20	12,981,800
7,000,000	GE Capital Commercial Mortgage Corp., Series 05-C4, Class A2, 5.31%, due 11/10/45	6,950,508
4,000,000	GE Capital Commercial Mortgage Corp., Series 06-C1, Class A2, Variable Rate, 5.52%, due 03/10/44	3,985,312
4,123,638	Greenwich Capital Commercial Funding Corp., Series 05-FL3A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .20%, 5.52%, due 10/05/20	4,123,638
4,668,831	Greenwich Capital Commercial Funding Corp., Series 06-FL4, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .09%, 5.41%, due 11/05/21	4,668,831
7,000,000	GS Mortgage Securities Corp., Series 06-GG6, Class A2, Variable Rate, 5.51%, due 04/10/38	6,988,240
3,280,809	Lehman Brothers Floating Rate Commercial, Series 06-LLFA, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .08%, 5.40%, due 09/15/21	3,280,794
6,000,000	Merrill Lynch Mortgage Trust, Series 06-C1, Class A2, Variable Rate, 5.80%, due 05/12/39	6,037,969
3,000,000	Morgan Stanley Capital I, Series 06-IQ11, Class A3, Variable Rate, 5.91%, due 10/15/42	3,021,688
9,534,773	Wachovia Bank Commercial Mortgage Trust, Series 06-WL7A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .09%, 5.41%, due 09/15/21	9,529,526
	Total CMBS	73,545,701

	CMBS Collateralized Debt Obligations — 1.1%
7,000,000	Guggenheim Structured Real Estate Funding, Series 05-2A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .32%, 5.64%, due 08/26/30	7,000,700
7,400,000	Marathon Real Estate CDO, Series 06-1, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .33%, 5.65%, due 05/25/46	7,400,000
	Total CMBS Collateralized Debt Obligations	14,400,700

	Collateralized Loan Obligations — 1.8%
15,500,000	Arran, Series 06-1A, Class A3, 144A, Variable Rate, 3 mo LIBOR + .17%, 5.52%, due 06/20/25	15,504,650
9,000,000	Omega Capital Europe Plc, Series GLOB-5A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .25%, 5.60%, due 07/05/11	9,000,000
	Total Collateralized Loan Obligations	24,504,650

	Credit Cards — 19.2%
6,500,000	Advanta Business Card Master Trust, Series 05-A1, Class A1, Variable Rate, 1 mo. LIBOR + .07%, 5.39%, due 04/20/11	6,501,495
2,000,000	Advanta Business Card Master Trust, Series 05-A5, Class A5, Variable Rate, 1 mo. LIBOR + .06%, 5.38%, due 04/20/12	2,001,000
1,750,000	American Express Credit Account Master Trust, Series 02-6, Class A, Variable Rate, 1 mo. LIBOR + .14%, 5.46%, due 03/15/10	1,750,525
3,340,000	American Express Credit Account Master Trust, Series 03-1, Class A, Variable Rate, 1 mo. LIBOR + .11%, 5.43%, due 09/15/10	3,343,006
5,000,000	American Express Credit Account Master Trust, Series 05-3, Class A, Variable Rate, 1 mo. LIBOR, 5.32%, due 01/18/11	4,995,150
10,000,000	American Express Credit Account Master Trust, Series 05-5, Class A, Variable Rate, 1 mo. LIBOR + .04%, 5.36%, due 02/15/13	10,002,900
4,500,000	American Express Credit Account Master Trust, Series 06-1, Class A, Variable Rate, 1 mo. LIBOR + .03%, 5.35%, due 12/15/13	4,500,000
6,000,000	Arran, Series 2005-A, Class A, Variable Rate, 1 mo. LIBOR + .02%, 5.34%, due 12/15/10	6,000,600
15,000,000	Bank of America Credit Card Trust, Series 06-A10, Class A10, Variable Rate, 1 mo. LIBOR - .02%, 5.30%, due 02/15/12	14,999,932
1,000,000	Bank One Issuance Trust, Series 03-A10, Class A10, Variable Rate, 1 mo. LIBOR + .11%, 5.43%, due 06/15/11	1,001,500
5,760,000	Bank One Issuance Trust, Series 03-A6, Class A6, Variable Rate, 1 mo. LIBOR + .11%, 5.43%, due 02/15/11	5,767,585
5,000,000	Capital One Master Trust, Series 02-1A, Class A, Variable Rate, 1 mo. LIBOR + .20%, 5.52%, due 11/15/11	5,016,602
5,530,000	Capital One Multi-Asset Execution Trust, Series 03-A3, Class A3, Variable Rate, 1 mo. LIBOR + .25%, 5.57%, due 05/16/11	5,547,281
5,000,000	Capital One Multi-Asset Execution Trust, Series 04-A7, Class A7, Variable Rate, 3 mo. LIBOR + .15%, 5.51%, due 06/16/14	5,024,530
11,000,000	Capital One Multi-Asset Execution Trust, Series 06-A14, Class A, Variable Rate, 1 mo. LIBOR + .01%, 5.33%, due 08/15/13 (a)	10,989,770
7,875,000	Chase Credit Card Master Trust, Series 03-3, Class A, Variable Rate, 1 mo. LIBOR + .11%, 5.43%, due 10/15/10	7,883,899

11,000,000	Chase Issuance Trust, Series 06-A7, Class A, Variable Rate, 1 mo. LIBOR + .01%, 5.33%, due 02/15/13	10,996,370
4,500,000	Chase Issuance Trust, Series 07-A1, Class A1, Variable Rate, 1 mo. LIBOR + .02%, 5.34%, due 03/15/13	4,499,979
9,000,000	Citibank Credit Card Issuance Trust, Series 01-A7, Class A7, Variable Rate, 3 mo. LIBOR + .14%, 5.50%, due 08/15/13	9,035,190
2,000,000	Citibank Credit Card Issuance Trust, Series 06-A6, Class A6, Variable Rate, 1 mo. LIBOR + .01%, 5.33%, due 05/24/12	2,000,560
16,000,000	Citibank Credit Card Issuance Trust, Series 07-A1, Class A1, Variable Rate, 3 mo. LIBOR - .01%, 5.34%, due 03/22/12	15,990,560
10,000,000	Discover Card Master Trust I, Series 04-2, Class A2, Variable Rate, 1 mo. LIBOR + .07%, 5.39%, due 05/15/12	10,011,600
5,000,000	Discover Card Master Trust I, Series 05-3, Class A, Variable Rate, 1 mo. LIBOR + .02%, 5.34%, due 05/15/11	5,000,000
5,000,000	Discover Card Master Trust I, Series 07-1, Class A, Variable Rate, 1 mo. LIBOR + .01%, 5.33%, due 02/15/10	5,000,000
7,000,000	GE Capital Credit Card Master Note Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .04%, 5.36%, due 03/15/13	7,005,449
7,000,000	Gracechurch Card Funding Plc, Series 3, Class A, Variable Rate, 1 mo. LIBOR + .11%, 5.43%, due 03/15/10 (a)	7,003,281
7,000,000	Gracechurch Card Funding Plc, Series 8, Class A, Variable Rate, 1 mo. LIBOR + .01%, 5.33%, due 06/15/10	7,000,700
6,900,000	Household Affinity Credit Card Master Note Trust I, Series 03-1, Class A, Variable Rate, 1 mo. LIBOR + .12%, 5.44%, due 02/15/10	6,906,738
17,000,000	HSBC Private Label Credit Card Master Note, Series 07-1, Class A, Variable Rate, 1 mo. LIBOR + .02%, 5.34%, due 12/16/13 (a)	16,999,336
7,500,000	MBNA Credit Card Master Note Trust, Series 04-A8, Class A8, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 01/15/14	7,531,500
5,000,000	MBNA Credit Card Master Note Trust, Series 05-A5, Class A5, Variable Rate, 1 mo. LIBOR, 5.32%, due 12/15/10	5,000,195
7,000,000	Pillar Funding Plc, Series 04-2, Class A, 144A, Variable Rate, 3 mo. LIBOR + .14%, 5.49%, due 09/15/11	7,004,200
16,500,000	Turquoise Card Backed Securities Plc, Series 06-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .01%, 5.33%, due 05/16/11	16,496,777
8,415,000	World Financial Network Credit Card Master Trust, Series 03-A, Class A2, Variable Rate, 1 mo. LIBOR + .37%, 5.69%, due 05/15/12 (a)	8,443,927
15,400,000	World Financial Network Credit Card Master Trust, Series 04-A, Class A, Variable Rate, 1 mo. LIBOR + .18%, 5.50%, due 03/15/13	15,420,020
2,000,000	World Financial Network Credit Card Master Trust, Series 06-A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .13%, 5.45%, due 02/15/17	2,000,000
	Total Credit Cards	264,672,157

	Emerging Markets Collateralized Debt Obligations — 0.3%
4,000,000	Santiago CDO Ltd., Series 05-1A, Class A, 144A, Variable Rate, 6 mo. LIBOR + .40%, 5.77%, due 04/18/17	4,001,040

	Equipment Leases — 0.5%
7,000,000	CNH Equipment Trust, Series 05-A, Class A4A, Variable Rate, 1 mo. LIBOR + .04%, 5.36%, due 06/15/12	7,000,000

	Insurance Premiums — 0.2%
3,000,000	AICCO Premium Finance Master Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .08%, 5.40%, due 04/15/10	2,997,270

	Insured Auto Financing — 4.3%
5,000,000	Aesop Funding II LLC, Series 05-1A, Class A3, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .12%, 5.44%, due 04/20/10	4,983,650
7,000,000	Aesop Funding II LLC, Series 06-1, Class A1, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .22%, 5.54%, due 03/20/12	7,002,240
6,000,000	AmeriCredit Automobile Receivables Trust, Series 05-BM, Class A4, MBIA, Variable Rate, 1 mo. LIBOR + .08%, 5.40%, due 05/06/12	6,002,701
6,500,000	AmeriCredit Automobile Receivables Trust, Series 06-RM, Class A1, MBIA, 5.37%, due 10/06/09	6,498,910
6,000,000	Capital One Auto Finance Trust, Series 06-B, Class A4, MBIA, Variable Rate, 1 mo. LIBOR + .02%, 5.34%, due 07/15/13	5,998,020
12,000,000	Capital One Auto Finance Trust, Series 07-A, Class A4, AMBAC, Variable Rate, 1 mo. LIBOR + .02%, 5.34%, due 11/15/13	11,993,280
3,000,000	Hertz Vehicle Financing LLC, Series 05-1A, Class A1, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .14%, 5.46%, due 02/25/10	3,001,755
2,000,000	Hertz Vehicle Financing LLC, Series 05-2A, Class A5, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .25%, 5.57%, due 11/25/11	2,001,804

7,000,000	Rental Car Finance Corp., Series 04-1A, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .20%, 5.52%, due 06/25/09	7,004,683
252,926	UPFC Auto Receivables Trust, Series 06-B, Class A1, AMBAC, 5.34%, due 12/15/07	252,926
5,000,000	UPFC Auto Receivables Trust, Series 06-B, Class A3, AMBAC, 5.01%, due 08/15/12	4,967,750
	Total Insured Auto Financing	59,707,719

	Insured Credit Cards — 0.5%
7,000,000	Cabela’s Master Credit Card Trust, Series 04-2A, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .12%, 5.44%, due 03/15/11	7,010,270

	Insured Equipment Leasing — 0.7%
9,250,000	CLI Funding LLC, Series 06-1A, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .18%, 5.50%, due 08/18/21	9,250,000

	Insured Residential Asset-Backed Securities (United States) — 1.6%
21,871,865	Ameriquest Mortgage Securities, Inc., Series 04-R6, Class A1, XL Capital Assurance, Variable Rate, 1 mo. LIBOR + .21%, 5.53%, due 07/25/34	21,874,052

	Insured Residential Mortgage-Backed Securities (United States) — 0.2%
2,134,758	SBI Heloc Trust, Series 05-HE1, Class 1A, 144A, FSA, Variable Rate, 1 mo. LIBOR + .19%, 5.51%, due 11/25/35	2,134,523

	Insured Time Share — 0.4%
2,500,582	Cendant Timeshare Receivables Funding LLC, Series 05-1A, Class A2, 144A, FGIC, Variable Rate, 1 mo. LIBOR + .18%, 5.50%, due 05/20/17	2,500,191
2,615,992	Sierra Receivables Funding Co., Series 06-1A, Class A2, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 05/20/18	2,615,979
	Total Insured Time Share	5,116,170

	Investment Grade Corporate Collateralized Debt Obligations — 4.6%
2,000,000	Morgan Stanley ACES SPC, Series 04-12, Class A, 144A, Variable Rate, 3 mo. LIBOR + .60%, 5.96%, due 08/05/09	2,022,000
5,000,000	Morgan Stanley ACES SPC, Series 04-15, Class II, 144A, Variable Rate, 3 mo. LIBOR + .65%, 6.00%, due 12/20/09	5,067,500
3,000,000	Morgan Stanley ACES SPC, Series 04-15, Class III, 144A, Variable Rate, 3 mo. LIBOR + .75%, 6.12%, due 12/20/09	3,027,000
6,000,000	Morgan Stanley ACES SPC, Series 04-16, Class I, 144A, Variable Rate, 3 mo. LIBOR + .40%, 5.76%, due 08/05/09	6,045,000
3,000,000	Morgan Stanley ACES SPC, Series 05-10, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .52%, 5.87%, due 03/20/10	3,013,500
6,000,000	Morgan Stanley ACES SPC, Series 05-15, Class A, 144A, Variable Rate, 3 mo. LIBOR + .40%, 5.75%, due 12/20/10	6,030,000
3,000,000	Morgan Stanley ACES SPC, Series 05-2A, Class A, 144A, Variable Rate, 3 mo. LIBOR + .45%, 5.80%, due 03/20/10	3,016,500
9,000,000	Morgan Stanley ACES SPC, Series 06-13A, Class A, 144A, Variable Rate, 3 mo. LIBOR + .29%, 5.65%, due 06/20/13	8,800,200
10,000,000	Prism Orso Trust, Series 04-MAPL, Class CERT, 144A, Variable Rate, 1 mo. LIBOR + .70%, 6.05%, due 08/01/11	10,135,000
9,000,000	Reve SPC, 144A, Variable Rate, 3 mo. LIBOR + .22%, 5.58%, due 03/20/14	9,000,000
7,000,000	Salisbury International Investments Ltd., Series E, MTN, Variable Rate, 3 mo. LIBOR + .42%, 5.77%, due 06/22/10	6,976,550
	Total Investment Grade Corporate Collateralized Debt Obligations	63,133,250

	Other — 1.6%
5,500,000	DB Master Finance LLC, Series 06-1, Class A2, 144A, AMBAC, 5.78%, due 06/20/31	5,521,865
4,378,012	Henderson Receivables LLC, Series 06-3A, Class A1, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .20%, 5.52%, due 09/15/41	4,378,188
4,443,704	Henderson Receivables LLC, Series 06-4A, Class A1, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .20%, 5.52%, due 12/15/41	4,443,882
6,500,000	TIB Card Receivables Fund, 144A, FGIC, Variable Rate, 4 mo. LIBOR + .25%, 5.60%, due 01/05/14	6,502,600
10,200,000	Toll Road Investment Part II, Series C, 144A, MBIA, Zero Coupon, due 02/15/37	1,811,724
	Total Other	22,658,259

	Residential Asset-Backed Securities (United States) — 23.3%
8,056,051	Accredited Mortage Loan Trust, Series 07-1, Class A1, Variable Rate, 1 mo. LIBOR + .05%, 5.37%, due 02/25/37	8,054,762
7,000,000	ACE Securities Corp., Series 05-AG1, Class A2B, Variable Rate, 1 mo. LIBOR + .21%, 5.53%, due 08/25/35	7,002,800
1,534,000	ACE Securities Corp., Series 05-ASP1, Class A2C, Variable Rate, 1 mo. LIBOR + .27%, 5.59%, due 09/25/35	1,534,690
1,398,762	ACE Securities Corp., Series 05-SDI, Class A1, Variable Rate, 1 mo. LIBOR + .40%, 5.72%, due 11/25/50	1,396,664
10,000,000	ACE Securities Corp., Series 06-ASP5, Class A2C, Variable Rate, 1 mo. LIBOR + .18%, 5.50%, due 10/25/36	9,962,900
2,791,873	ACE Securities Corp., Series 06-CW1, Class A2A, Variable Rate, 1 mo. LIBOR + .05%, 5.37%, due 07/25/36	2,790,923
5,000,000	ACE Securities Corp., Series 06-CW1, Class A2B, Variable Rate, 1 mo. LIBOR + .10%, 5.42%, due 07/25/36	4,995,550
3,500,000	ACE Securities Corp., Series 06-HE3, Class A2B, Variable Rate, 1 mo. LIBOR + .09%, 5.41%, due 06/25/36	3,496,885
3,219,438	ACE Securities Corp., Series 06-SL1, Class A, Variable Rate, 1 mo. LIBOR + .16%, 5.48%, due 09/25/35	3,187,952
3,611,585	ACE Securities Corp., Series 06-SL3, Class A1, Variable Rate, 1 mo. LIBOR + .10%, 5.42%, due 06/25/36	3,576,083
3,000,000	ACE Securities Corp., Series 06-SL3, Class A2, Variable Rate, 1 mo. LIBOR + .17%, 5.49%, due 06/25/36	2,833,380
3,018,736	ACE Securities Corp., Series 06-SL4, Class A1, Variable Rate, 1 mo. LIBOR + .12%, 5.44%, due 09/25/36	2,997,756
6,961,996	ACE Securities Corp., Series 07-ASL1, Class A2, Variable Rate, 1 mo. LIBOR + .17%, 5.49%, due 12/25/36	6,890,148
5,782,926	ACE Securities Corp., Series 07-WM1, Class A2A, Variable Rate, 1 mo. LIBOR + .07%, 5.39%, due 11/25/36	5,780,671
3,000,000	Aegis Asset Backed Securities Trust, Series 05-5, Class 1A2, Variable Rate, 1 mo. LIBOR + .18%, 5.50%, due 12/25/35	3,000,480
7,000,000	Argent Securities, Inc., Series 06-M2, Class A2C, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 09/25/36	6,985,930
7,000,000	Argent Securities, Inc., Series 06-W2, Class A2B, Variable Rate, 1 mo. LIBOR + .19%, 5.51%, due 03/25/36	6,994,400
2,500,000	Argent Securities, Inc., Series 06-W5, Class A2C, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 06/25/36	2,496,875
4,500,000	Asset Backed Funding Certificates, Series 06-OPT2, Class A3B, Variable Rate, 1 mo. LIBOR + .11%, 5.43%, due 10/25/36	4,499,982
3,000,000	Asset Backed Funding Certificates, Series 06-OPT2, Class A3C, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 10/25/36	2,997,189
1,441,267	Asset Backed Funding Certificates, Series 06-OPT3, Class A3A, Variable Rate, 1 mo. LIBOR + .06%, 5.38%, due 11/25/36	1,440,817
6,500,000	Bayview Financial Acquisition Trust, Series 05-A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .50%, 5.82%, due 02/28/40	6,500,000
6,283,603	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A1, Variable Rate, 1 mo. LIBOR + .11%, 5.43%, due 11/25/36	6,277,759
6,000,000	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A2, Variable Rate, 1 mo. LIBOR + .20%, 5.52%, due 11/25/36	5,963,100
4,650,695	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, Variable Rate, 1 mo. LIBOR + .16%, 5.48%, due 02/25/37	4,650,695
7,115,092	Centex Home Equity, Series 05-C, Class AV3, Variable Rate, 1 mo. LIBOR + .23%, 5.55%, due 06/25/35	7,117,760
3,000,000	Centex Home Equity, Series 06-A, Class AV3, Variable Rate, 1 mo. LIBOR + .16%, 5.48%, due 06/25/36	3,001,200
3,500,000	Citigroup Mortgage Loan Trust, Inc., Series 06-HE3, Class A2C, Variable Rate, 1 mo. LIBOR + .16%, 5.48%, due 12/25/36	3,492,064
8,000,000	Citigroup Mortgage Loan Trust, Inc., Series 06-WFH4, Class A3, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 11/25/36	7,991,120
5,473,034	Citigroup Mortgage Loan Trust, Inc., Series 06-WFHE2, Class A1, Variable Rate, 1 mo. LIBOR + .04%, 5.36%, due 08/25/36	5,465,044
259,438	Countrywide Asset-Backed Certificates, Series 04-14, Class A2, Variable Rate, 1 mo. LIBOR + .27%, 5.59%, due 06/25/35	259,455
9,712,000	Countrywide Asset-Backed Certificates, Series 06-BC3, Class 2A2, Variable Rate, 1 mo. LIBOR + .14%, 5.46%, due 02/25/37	9,703,454
7,851,066	Countrywide Asset-Backed Certificates, Series 06-BC5, Class 2A1, Variable Rate, 1 mo. LIBOR + .08%, 5.40%, due 03/25/37	7,852,140

3,883,628	Credit-Based Asset Servicing & Securitization, Series 06-RP1, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .11%, 5.43%, due 04/25/36	3,883,628
952,978	Fremont Home Loan Trust, Series 05-B, Class 2A2, Variable Rate, 1 mo. LIBOR + .20%, 5.52%, due 04/25/35	952,797
5,000,000	Fremont Home Loan Trust, Series 06-B, Class 2A3, Variable Rate, 1 mo. LIBOR + .16%, 5.48%, due 08/25/36	4,995,312
7,000,000	GE-WMC Mortgage Securities, Series 05-2, Class A2B, Variable Rate, 1 mo. LIBOR + .17%, 5.49%, due 12/25/35	7,002,187
10,000,000	GE-WMC Mortgage Securities, Series 06-1, Class A2B, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 08/25/36	9,990,900
1,803,492	GreenPoint Mortgage Funding Trust, Series 05-HE4, Class 2A3C, Variable Rate, 1 mo. LIBOR + .25%, 5.57%, due 07/25/30	1,803,492
2,124,205	Household Home Equity Loan Trust, Series 05-2, Class A2, Variable Rate, 1 mo. LIBOR + .31%, 5.63%, due 01/20/35	2,130,594
1,513,717	Household Home Equity Loan Trust, Series 05-3, Class A2, Variable Rate, 1 mo. LIBOR + .29%, 5.61%, due 01/20/35	1,516,141
9,000,000	J.P. Morgan Mortgage Acquisition Corp., Series 06-WMC4, Class A3, Variable Rate, 1 mo. LIBOR + .12%, 5.44%, due 12/25/36	8,997,390
2,100,000	Master Asset-Backed Securities Trust, Series 05-FRE1, Class A4, Variable Rate, 1 mo. LIBOR + .25%, 5.57%, due 10/25/35	2,109,320
5,000,000	Master Asset-Backed Securities Trust, Series 06-FRE2, Class A4, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 03/25/36	4,997,220
987,833	Master Asset-Backed Securities Trust, Series 06-HE1, Class A1, Variable Rate, 1 mo. LIBOR + .08%, 5.40%, due 01/25/36	987,928
3,000,000	Master Asset-Backed Securities Trust, Series 06-HE2, Class A3, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 06/25/36	2,984,276
6,760,000	Master Asset-Backed Securities Trust, Series 06-HE3, Class A3, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 08/25/36	6,682,774
4,000,000	Master Asset-Backed Securities Trust, Series 06-NC3, Class A4, Variable Rate, 1 mo. LIBOR + .16%, 5.48%, due 10/25/36	3,968,065
3,444,282	Master Second Lien Trust, Series 06-1, Class A, Variable Rate, 1 mo. LIBOR + .16%, 5.48%, due 03/25/36	3,445,978
7,530,576	Merrill Lynch Mortgage Trust, Series 06-SD1, Class A, Variable Rate, 1 mo. LIBOR + .28%, 5.60%, due 01/25/47	7,538,225
3,000,000	Morgan Stanley Home Equity Loans, Series 06-3, Class A3, Variable Rate, 1 mo. LIBOR + .16%, 5.48%, due 04/25/36	2,994,375
2,500,000	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, Variable Rate, 1 mo. LIBOR + 0.15%, 5.47%, due 11/25/36	2,493,750
10,000,000	Nationstar Home Equity Loan Trust, Series 06-B, Class AV3, Variable Rate, 1 mo. LIBOR + .17%, 5.49%, due 09/25/36	9,981,250
1,958,488	Nomura Home Equity Loan, Inc., Series 05-FM1, Class 2A2, Variable Rate, 1 mo. LIBOR + .22%, 5.54%, due 05/25/35	1,958,182
10,000,000	Nomura Home Equity Loan, Inc., Series 06-FM1, Class 2A3, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 07/25/36	9,987,500
7,668,783	Option One Mortgage Loan Trust, Series 05-3, Class A4, Variable Rate, 1 mo. LIBOR + .25%, 5.57%, due 08/25/35	7,678,369
4,124,958	People’s Choice Home Loan Securities Trust, Series 05-3, Class 1A2, Variable Rate, 1 mo. LIBOR + .27%, 5.59%, due 08/25/35	4,129,750
6,775,006	People’s Choice Home Loan Securities Trust, Series 05-4, Class 1A2, Variable Rate, 1 mo. LIBOR + .26%, 5.58%, due 12/25/35	6,772,906
920,685	RAAC Series Trust, Series 05-RP3, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .23%, 5.55%, due 05/25/39	920,675
4,000,000	Residential Asset Mortgage Products, Inc., Series 05-RS4, Class A3, Variable Rate, 1 mo. LIBOR + .23%, 5.55%, due 04/25/35	4,001,250
459,248	Residential Asset Securities Corp., Series 04-KS12, Class AI2, Variable Rate, 1 mo. LIBOR + .23%, 5.55%, due 01/25/35	459,307
10,000,000	Securitized Asset-Backed Receivables LLC Trust, Series 06-HE1, Class A2C, Variable Rate, 1 mo. LIBOR + .16%, 5.48%, due 07/25/36	9,961,000
507,479	Security National Mortgage Loan Trust, Series 05-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .29%, 5.61%, due 02/25/36	507,174
7,355,623	Security National Mortgage Loan Trust, Series 06-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .29%, 5.61%, due 10/25/36	7,347,532
3,372,325	SG Mortgage Securities Trust, Series 05-OPT1, Class A2, Variable Rate, 1 mo. LIBOR + .26%, 5.58%, due 10/25/35	3,372,325
4,000,000	Specialty Underwriting & Residential Finance, Series 06-BC3, Class A2C, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 06/25/37	3,981,875
3,000,000	Structured Asset Investment Loan Trust, Series 06-1, Class A3, Variable Rate, 1 mo. LIBOR + .20%, 5.52%, due 01/25/36	2,996,379
4,833,935	Structured Asset Securities Corp., Series 05-S6, Class A2, Variable Rate, 1 mo. LIBOR + .29%, 5.61%, due 11/25/35	4,833,910
1,177,633	Structured Asset Securities Corp., Series 05-WF1, Class A2, Variable Rate, 1 mo. LIBOR + .20%, 5.52%, due 02/25/35	1,178,068
	Total Residential Asset-Backed Securities (United States)	320,732,432

	Residential Mortgage-Backed Securities (Australian) — 3.4%
3,069,059	Australian Mortgage Securities II, Series G3, Class A1A, Variable Rate, 3 mo. LIBOR + .21%, 5.56%, due 01/10/35	3,075,013
3,796,472	Crusade Global Trust, Series 04-2, Class A1, Variable Rate, 3 mo. LIBOR + .13%, 5.49%, due 11/19/37	3,798,371
5,697,504	Crusade Global Trust, Series 06-1, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .06%, 5.42%, due 07/20/38	5,695,909
8,219,312	Interstar Millennium Trust, Series 05-1G, Class A, Variable Rate, 3 mo. LIBOR + .12%, 5.46%, due 12/08/36	8,223,833
3,359,622	Medallion Trust, Series 05-1G, Class A1, Variable Rate, 3 mo. LIBOR + .08%, 5.44%, due 05/10/36	3,359,488
2,773,655	National RMBS Trust, Series 04-1, Class A1, Variable Rate, 3 mo. LIBOR + .11%, 5.46%, due 03/20/34	2,775,596
9,137,806	National RMBS Trust, Series 06-3, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .07%, 5.43%, due 10/20/37	9,135,339
9,102,500	Puma Finance Ltd., Series G5, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .07%, 5.43%, due 02/21/38	9,097,038
2,271,441	Westpac Securitization Trust, Series 05-1G, Class A1, Variable Rate, 3 mo. LIBOR + .07%, 5.42%, due 03/23/36	2,270,964
	Total Residential Mortgage-Backed Securities (Australian)	47,431,551

	Residential Mortgage-Backed Securities (European) — 8.7%
11,000,000	Aire Valley Mortgages, Series 06-1A, Class 1A, 144A, Variable Rate, 3 mo. LIBOR + .11%, 5.46%, due 09/20/66	10,993,400
3,500,000	Arkle Master Issuer Plc, Series 06-1A, Class 4A1, 144A, Variable Rate, 3 mo. LIBOR + .09%, 5.45%, due 02/17/52	3,497,900
10,000,000	Arran Residential Mortgages Funding Plc, Series 06-2A, Class A2B, 144A, Variable Rate, 3 mo LIBOR + .05%, 5.40%, due 09/20/56	10,000,000
7,000,000	Brunel Residential Mortgages, Series 07-1A, Class A4C, Variable Rate, 3 mo. LIBOR + .10%, 5.42%, due 01/13/39	6,995,450
6,789,356	Gracechurch Mortgage Financing Plc, Series 06-1, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .03%, 5.39%, due 11/20/31	6,788,677
2,636,240	Gracechurch Mortgage Funding Plc, Series 1A, Class A2B, 144A, Variable Rate, 3 mo. LIBOR + .07%, 5.42%, due 10/11/41	2,635,976
7,500,000	Granite Master Issuer Plc, Series 06-3, Class A3, Variable Rate, 3 mo. LIBOR + .04%, 5.40%, due 12/20/54	7,494,000
10,000,000	Holmes Financing Plc, Series 10A, Class 4A1, 144A, Variable Rate, 3 mo. LIBOR + .08%, 5.44%, due 07/15/40	9,999,500
14,000,000	Kildare Securities Ltd., Series 07-1A, Class A2, 144A, Variable Rate, 3 mo. LIBOR + .06%, 5.42%, due 12/10/43	13,999,860
3,530,870	Leek Finance Plc, Series 15A, Class AB, 144A, Variable Rate, 3 mo. LIBOR + .14%, 5.49%, due 03/21/37	3,530,164
9,486,100	Leek Finance Plc, Series 16A, Class A2B, 144A, Variable Rate, 3 mo. LIBOR + .16%, 5.51%, due 09/21/37	9,495,871
3,000,000	Mound Financing Plc, Series 5A, Class 2A, 144A, Variable Rate, 3 mo. LIBOR + .04%, 5.40%, due 05/08/16	2,999,531
4,704,449	Paragon Mortgages Plc, Series 12A, Class A2C, 144A, Variable Rate, 3 mo. LIBOR + .11%, 5.47%, due 11/15/38	4,704,448
4,000,000	Paragon Mortgages Plc, Series 14A, Class A2C, 144A, Variable Rate, 3 mo. LIBOR, 5.44%, due 09/15/39	3,968,680
2,662,500	Permanent Financing Plc, Series 6, Class 2A, Variable Rate, 3 mo. LIBOR + .09%, 5.43%, due 12/10/11	2,661,382
5,000,000	Permanent Financing Plc, Series 7, Class 2A, Variable Rate, 3 mo. LIBOR + .04%, 5.38%, due 09/10/14	4,999,805
5,000,000	Permanent Master Issuer Plc, Series 07-1, Class 4A, Variable Rate, 3 mo. LIBOR + .08%, 5.44%, due 10/15/33	4,999,750
812,140	Residential Mortgage Securities, Series 20A, Class A1B, 144A, Variable Rate, 3 mo. LIBOR + .07%, 5.43%, due 08/10/30	812,140
9,151,469	RMAC Securities Plc, Series 06-NS4A, Class A1B, 144A, Variable Rate, 3 mo. LIBOR + .07%, 5.41%, due 06/12/25	9,151,469
	Total Residential Mortgage-Backed Securities (European)	119,728,003

	Student Loans — 6.6%
5,000,000	College Loan Corp. Trust, Series 04-1, Class A2, Variable Rate, 3 mo. LIBOR + .11%, 5.47%, due 04/25/16	5,004,689
8,000,000	College Loan Corp. Trust, Series 07-1, Class A1, Variable Rate, 3 mo. LIBOR + .01%, 5.37%, due 01/25/23	7,994,960
1,139,778	Collegiate Funding Services Education Loan Trust I, Series 05-A, Class A1, Variable Rate, 3 mo. LIBOR + .02%, 5.37%, due 09/29/14	1,139,717

3,024,742	Goal Capital Funding Trust, Series 06-1, Class A1, Variable Rate, 3 mo. LIBOR, 5.36%, due 08/25/20	3,024,742
3,219,612	Keycorp Student Loan Trust, Series 05-A, Class 2A1, Variable Rate, 3 mo. LIBOR + .05%, 5.40%, due 09/27/21	3,219,483
3,156,740	Montana Higher Education Student Assistance Corp., Series 05-1, Class A, Variable Rate, 3 mo. LIBOR + .04%, 5.39%, due 06/20/15	3,154,814
8,000,000	National Collegiate Student Loan Trust, Series 05-2, Class A2, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 02/25/26	7,991,120
2,000,000	National Collegiate Student Loan Trust, Series 06-1, Class A2, Variable Rate, 1 mo. LIBOR + .14%, 5.46%, due 08/25/23	1,999,999
6,343,615	National Collegiate Student Loan Trust, Series 06-A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .08%, 5.40%, due 08/26/19	6,343,615
7,000,000	Nelnet Student Loan Corp., Series 04-2A, Class A3, Variable Rate, 3 mo. LIBOR + .10%, 5.46%, due 11/25/15	7,002,520
9,000,000	Nelnet Student Loan Trust, Series 05-3, Class A3, Variable Rate, 3 mo. LIBOR + .05%, 5.40%, due 06/22/17	8,997,849
8,000,000	SLM Student Loan Trust, Series 05-3, Class A4, Variable Rate, 3 mo. LIBOR + .07%, 5.43%, due 04/27/20	8,003,125
2,319,653	SLM Student Loan Trust, Series 05-4, Class A1, Variable Rate, 3 mo. LIBOR + .01%, 5.37%, due 10/26/15	2,318,191
655,302	SLM Student Loan Trust, Series 05-6, Class A2, Variable Rate, 3 mo. LIBOR, 5.36%, due 07/25/16	655,302
888,341	SLM Student Loan Trust, Series 05-7, Class A1, Variable Rate, 3 mo. LIBOR, 5.36%, due 01/25/18	888,261
8,500,000	SLM Student Loan Trust, Series 06-A, Class A2, Variable Rate, 3 mo. LIBOR + .03%, 5.39%, due 10/15/15	8,497,676
14,000,000	SLM Student Loan Trust, Series 07-2, Class A2, Variable Rate, 3 mo. LIBOR, 5.36%, due 07/25/17	13,986,875
115,671	Wachovia Student Loan Trust, Series 06-1, Class A1, 144A, Variable Rate, 3 mo. LIBOR - .02%, 5.34%, due 10/25/13	115,663
	Total Student Loans	90,338,601

	Trade Receivables — 1.0%
14,000,000	ABS Global Finance Plc, Series 06-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .10%, 5.42%, due 12/17/10	13,991,600

	Total Asset-Backed Securities	1,333,081,535

	Corporate Debt — 0.4%
5,000,000	TIAA Global Markets, 144A, Variable Rate, 3 mo. LIBOR + .10%, 5.46%, due 01/12/11	5,001,625

	U.S. Government — 1.8%
25,414,600	U.S. Treasury Inflation Indexed Note, 3.63%, due 01/15/08 (b) (c)	25,521,818

	U.S. Government Agency — 0.2%
2,226,130	Agency for International Development Floater (Support of Jamaica), Variable Rate, 4 mo. LIBOR + .30%, 5.66%, due 10/01/18	2,225,908
1,000,000	U.S. Department of Transportation, 144A, 6.00%, due 12/07/21	1,040,670

	Total U.S. Government Agency	3,266,578

	TOTAL DEBT OBLIGATIONS (COST $1,368,686,817)	1,366,871,556

Principal Amount		Description	Value ($)

		OPTIONS PURCHASED — 1.0%

		Options on Interest Rates — 0.1%
EUR	325,000,000	EUR 6 Month LIBOR Cap Call, Expires 02/16/17, Strike 10.00%	87,405
EUR	650,000,000	EUR 6 Month LIBOR Cap Call, Expires 02/27/17, Strike 10.00%	177,053
EUR	300,000,000	EUR Swaption Cap Call, Expires 10/12/07, Strike 0.05%	83,589
EUR	300,000,000	EUR Swaption Cap Call, Expires 10/15/07, Strike 0.06%	75,498
EUR	300,000,000	EUR Swaption Floor Put, Expires 10/12/07, Strike 0.05%	279,345
EUR	300,000,000	EUR Swaption Floor Put, Expires 10/15/07, Strike 0.06%	303,066

GBP	130,000,000	GBP 3 Month LIBOR Floor Put, Expires 01/31/08, Strike 5.76%	42,867
GBP	65,000,000	GBP 3 Month LIBOR Floor Put, Expires 02/05/08, Strike 5.81%	33,264
			1,082,087

		Options on Interest Rate Swaps — 0.9%
EUR	130,800,000	EUR Swaption Call, Expires 07/16/07, Strike 4.50%	183,247
EUR	120,000,000	EUR Swaption Call, Expires 08/09/07, Strike 4.38%	3,560
EUR	120,000,000	EUR Swaption Put, Expires 08/09/07, Strike 4.38%	395,441
GBP	40,000,000	GBP Swaption Call, Expires 04/11/08, Strike 5.86%	49,816
GBP	40,000,000	GBP Swaption Call, Expires 04/14/08, Strike 5.86%	50,162
GBP	40,000,000	GBP Swaption Call, Expires 04/17/08, Strike 5.97%	72,618
GBP	60,000,000	GBP Swaption Call, Expires 04/28/08, Strike 5.91%	96,601
GBP	60,000,000	GBP Swaption Call, Expires 05/08/08, Strike 5.96%	118,602
GBP	40,000,000	GBP Swaption Put, Expires 04/11/08, Strike 5.86%	330,523
GBP	40,000,000	GBP Swaption Put, Expires 04/14/08, Strike 5.86%	332,160
GBP	40,000,000	GBP Swaption Put, Expires 04/17/08, Strike 5.97%	276,165
GBP	60,000,000	GBP Swaption Put, Expires 04/28/08, Strike 5.91%	456,367
GBP	60,000,000	GBP Swaption Put, Expires 05/08/08, Strike 5.96%	418,066
GBP	170,600,000	GBP Swaption Put, Expires 06/01/07, Strike 5.62%	2,987,506
GBP	218,700,000	GBP Swaption Put, Expires 06/01/07, Strike 5.63%	3,749,399
JPY	6,000,000,000	JPY Swaption Call, Expires 06/01/07, Strike 1.80%	0
JPY	18,000,000,000	JPY Swaption Call, Expires 06/01/07, Strike 1.80%	0
SEK	1,388,000,000	SEK Swaption Call, Expires 07/30/07, Strike 4.39%	149,751
USD	120,000,000	USD Swaption Call, Expires 06/07/07, Strike 5.52%	269,605
USD	177,000,000	USD Swaption Put, Expires 07/16/07, Strike 5.31%	2,506,246
			12,445,835

		TOTAL OPTIONS PURCHASED (COST $10,861,566)	13,527,922

Par Value ($)/Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 2.7%

	Money Market Funds — 1.2%
17,190,305	Merrimac Cash Series-Premium Class	17,190,305
	Other Short-Term Investments — 1.5%
20,000,000	Sheffield Receivables Commercial Paper, 5.27%, due 06/07/07	19,982,450

	TOTAL SHORT-TERM INVESTMENTS (COST $37,172,755)	37,172,755

	TOTAL INVESTMENTS — 102.9% (Cost $1,416,721,138)	1,417,572,233

	Other Assets and Liabilities (net) — (2.9%)	(39,915,673)

	TOTAL NET ASSETS — 100.0%	$1,377,656,560

As of May 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$1,416,721,138	$7,453,712	$(6,602,617)	$851,095

A summary of outstanding financial instruments at May 31, 2007 is as follows:

Forward Currency Contracts

Settlement					Net Unrealized
Date	Deliver		In Exchange For		Appreciation

6/01/2007	USD	53,873	CHF	66,000	$13
6/01/2007	USD	128,947	EUR	96,000	226

					$239

Settlement					Net Unrealized
Date	Deliver		In Exchange For		Depreciation

6/04/2007	GBP	24,375	USD	48,263	$(2)

Futures Contracts

Number of		Expiration	Contract	Net Unrealized Appreciation
Contracts	Type	Date	Value	(Depreciation)

Sales

8,178	Eurodollar 90 Day	June 2008	$1,939,003,800	$7,638,252
87	U.S. Treasury Note 10 Yr.	September 2007	9,254,625	34,692
62	U.S. Treasury Note 5 Yr.	September 2007	6,475,125	21,432
				$7,694,376

Reverse Repurchase Agreements

Face Value		Description	Market Value
USD	10,769,000	Barclays, 5.35%, dated 5/11/07, to be repurchased on demand at face value plus accrued interest.	$(10,802,608)
USD	16,663,400	Barclays, 5.35%, dated 5/16/07, to be repurchased on demand at face value plus accrued interest.	(16,703,022)
USD	8,271,945	Barclays, 5.35%, dated 5/17/07, to be repurchased on demand at face value plus accrued interest.	(8,290,385)
USD	6,869,100	Barclays, 5.35%, dated 5/17/07, to be repurchased on demand at face value plus accrued interest.	(6,884,412)
			$(42,680,427)

Average balance outstanding	$(75,209,700)
Average interest rate	1.37%
Maximum balance outstanding	$(135,993,112)
Average shares outstanding	52,814,403
Average balance per share outstanding	$(1.42)

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

Written Options

A summary of open written option contracts for the Fund at May 31, 2007, is as follows:

	Notional Amount	Expiration Date		Description	Premiums	Market Value
Call	6,000,000,000	06/01/2007	JPY	Interest Rate Swaption, Strike 1.70%	$(20,064)	$—
Call	18,000,000,000	06/01/2007	JPY	Interest Rate Swaption, Strike 1.70%	(150,476)	—
Call	1,388,000,000	07/30/2007	SEK	Interest Rate Swaption, Strike 4.19%	(103,737)	(18,891)
Call	96,000,000	06/29/2007	USD	Interest Rate Swaption, Strike 5.42%	(530,400)	(406,598)
Put	96,000,000	06/29/2007	USD	Interest Rate Swaption, Strike 5.42%	(530,400)	(669,240)
Call	95,000,000	06/04/2007	USD	Interest Rate Swaption, Strike 5.17%	(551,000)	—
Call	95,000,000	06/11/2007	USD	Interest Rate Swaption, Strike 5.19%	(482,125)	(1,595)
Put	95,000,000	06/04/2007	USD	Interest Rate Swaption, Strike 5.17%	(551,000)	(2,119,887)
Put	95,000,000	06/11/2007	USD	Interest Rate Swaption, Strike 5.19%	(482,125)	(1,976,122)
Call	96,000,000	06/18/2007	USD	Interest Rate Swaption, Strike 5.25%	(463,200)	(29,039)
Call	96,000,000	06/25/2007	USD	Interest Rate Swaption, Strike 5.38%	(487,200)	(255,685)

Put	96,000,000	06/18/2007	USD	Interest Rate Swaption, Strike 5.25%	(463,200)	(1,584,965)
Put	96,000,000	6/25/2007	USD	Interest Rate Swaption, Strike 5.38%	(487,200)	(824,631)
				Total written options	$(5,302,127)	$(7,886,653)

For the three months ended May 31, 2007, the Fund’s investment activity in written option contracts was as follows:

	Puts		Calls
	Principal		Principal
	Amount		Amount
	of Contracts	Premiums	of Contracts	Premiums
Outstanding, beginning of period	$810,000,000	$2,766,300	$485,000,000	$2,750,050

Options written	1,499,000,000	7,932,794	26,890,000,000	7,920,871
Options exercised	(844,000,000)	(5,260,394)	(457,000,000)	(2,497,525)
Options expired	(987,000,000)	(2,924,775)	(1,052,000,000)	(5,385,194)
Options sold	—	—	—	—
Outstanding, end of period	$478,000,000	$2,513,925	$25,866,000,000	$2,788,202

Swap Agreements

Credit Default Swaps

Notional		Expiration			Annual	Deliverable
Amount		Date	Counterparty	Receive (Pay)	Premium	On Default	Market Value
13,000,000	USD	9/20/2010	Morgan Stanley	Receive	0.40%	Eagle Creek CDO	$133,396
7,000,000	USD	3/20/2013	Morgan Stanley	Receive	0.25%	MS Synthetic 2006-1	(19,774)
5,000,000	USD	3/20/2015	Lehman Brothers	Receive	0.88%	AAA CDO	(1,984)
			Premiums to (Pay) Receive			$—	$111,638

Interest Rate Swaps

Notional		Expiration			Fixed
Amount		Date	Counterparty	Receive (Pay)	Rate	Variable Rate	Market Value
1,920,000,000	NOK	10/29/2008	Morgan Stanley	Receive	5.47%	3 month NOK NIBOR	$(554,892)
1,000,000,000	NOK	3/16/2009	Morgan Stanley	Receive	5.33%	3 month NOK NIBOR	(792,459)
236,300,000	EUR	5/13/2009	JP Morgan Chase Bank	(Pay)	4.21%	6 month EUR LIBOR	2,358,460
343,600,000	CAD	6/1/2009	Deutsche Bank AG	Receive	4.11%	3 month CDOR	(4,447,885)
84,800,000	CAD	6/1/2009	JP Morgan Chase Bank	Receive	4.10%	3 month CDOR	(1,102,223)
265,000,000	CAD	6/1/2009	Merrill Lynch	Receive	4.17%	3 month CDOR	(3,126,344)

231,000,000	AUD	6/20/2009	Barclays Bank PLC	Receive	6.35%	3 month AUD BBSW	(975,562)
1,088,000,000	SEK	6/20/2009	Barclays Bank PLC	Receive	4.00%	3 month SEK STIBOR	(1,217,221)
1,130,000,000	SEK	6/20/2009	Deutsche Bank AG	Receive	4.00%	3 month SEK STIBOR	(1,264,275)
1,017,000,000	SEK	6/20/2009	JP Morgan Chase Bank	Receive	4.00%	3 month SEK STIBOR	(1,137,848)
152,000,000	AUD	6/20/2009	Deutsche Bank AG	Receive	6.35%	3 month AUD BBSW	(641,928)
40,700,000,000	JPY	6/20/2009	JP Morgan Chase Bank	(Pay)	1.10%	6 month JPY LIBOR	284,213
23,900,000,000	JPY	6/20/2009	Merrill Lynch	(Pay)	1.10%	6 month JPY LIBOR	166,897
130,000,000	CAD	7/2/2009	JP Morgan Chase Bank	(Pay)	4.25%	3 month CDOR	1,407,052
300,000,000	CAD	7/3/2009	Barclays Bank PLC	(Pay)	4.25%	3 month CDOR	3,217,663
104,100,000	CAD	7/3/2009	Deutsche Bank AG	(Pay)	4.25%	3 month CDOR	1,121,104
349,200,000	EUR	7/4/2009	JP Morgan Chase Bank	Receive	4.28%	6 month EUR LIBOR	(3,210,765)
1,711,000,000	SEK	8/1/2009	JP Morgan Chase Bank	Receive	4.36%	3 month SEK STIBOR	(534,954)
461,400,000	USD	8/2/2009	JP Morgan Chase Bank	(Pay)	4.95%	3 month LIBOR	3,170,322
175,000,000	CAD	12/19/2009	JP Morgan Chase Bank	(Pay)	5.00%	3 month CDOR	(191,423)
982,000,000	USD	12/19/2009	JP Morgan Chase Bank	(Pay)	5.20%	3 month LIBOR	1,472,756
89,000,000	CHF	12/19/2009	Barclays Bank PLC	Receive	3.20%	6 month CHF LIBOR	(74,013)
77,000,000	EUR	12/19/2009	Barclays Bank PLC	Receive	4.60%	6 month EUR LIBOR	(181,178)
1,059,000,000	NOK	3/15/2010	Morgan Stanley	(Pay)	5.17%	3 month NOK NIBOR	857,737
320,000,000	EUR	5/13/2010	JP Morgan Chase Bank	Receive	4.19%	6 month EUR LIBOR	(4,957,509)
300,000,000	AUD	3/14/2011	Deutsche Bank AG	Receive	6.32%	3 month AUD BBSW	(2,574,982)
5,000,000	USD	2/7/2012	Deutsche Bank AG	(Pay)	4.33%	3 month LIBOR	207,465
100,200,000	EUR	5/13/2012	JP Morgan Chase Bank	(Pay)	4.21%	6 month EUR LIBOR	2,446,353
360,000,000	AUD	3/14/2014	Deutsche Bank AG	(Pay)	6.02%	3 month AUD BBSW	2,506,921
15,000,000	USD	2/8/2015	JP Morgan Chase Bank	(Pay)	4.47%	3 month LIBOR	1,007,313
97,200,000	USD	6/19/2017	JP Morgan Chase Bank	(Pay)	5.07%	3 month LIBOR	2,872,964
58,600,000	CHF	6/19/2017	Deutsche Bank AG	Receive	2.86%	6 month CHF LIBOR	(1,814,861)
28,600,000	CHF	6/19/2017	JP Morgan Chase Bank	Receive	2.88%	6 month CHF LIBOR	(846,441)
31,000,000	CHF	6/19/2017	Merrill Lynch	Receive	2.88%	6 month CHF LIBOR	(923,862)
258,000,000	SEK	6/20/2017	Barclays Bank PLC	(Pay)	4.00%	3 month SEK STIBOR	2,193,112
266,000,000	SEK	6/20/2017	Deutsche Bank AG	(Pay)	4.00%	3 month SEK STIBOR	2,261,115
221,000,000	SEK	6/20/2017	JP Morgan Chase Bank	(Pay)	4.00%	3 month SEK STIBOR	1,878,596

59,000,000	AUD	6/20/2017	Barclays Bank PLC	(Pay)	6.15%	6 month AUD BBSW	1,412,898
40,000,000	AUD	6/20/2017	Deutsche Bank AG	(Pay)	6.15%	6 month AUD BBSW	957,897
8,600,000,000	JPY	6/20/2017	JP Morgan Chase Bank	Receive	1.80%	6 month JPY LIBOR	(967,170)
5,100,000,000	JPY	6/20/2017	Merrill Lynch	Receive	1.80%	6 month JPY LIBOR	(573,554)
88,800,000	USD	8/15/2017	JP Morgan Chase Bank	(Pay)	5.16%	3 month LIBOR	2,018,428
612,300,000	SEK	8/15/2017	JP Morgan Chase Bank	Receive	4.52%	3 month SEK STIBOR	(1,723,089)
43,000,000	CAD	12/19/2017	JP Morgan Chase Bank	Receive	5.00%	3 month CDOR	94,343
241,000,000	USD	12/19/2017	JP Morgan Chase Bank	Receive	5.40%	3 month LIBOR	(1,143,922)
20,000,000	CHF	12/19/2017	Barclays Bank PLC	(Pay)	3.30%	6 month CHF LIBOR	78,003
19,000,000	EUR	12/19/2017	Barclays Bank PLC	(Pay)	4.60%	6 month EUR LIBOR	199,323
			Premiums to (Pay) Receive			$(87,150)	$(787,425)

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

BBSW - Bank Bill Swap Rate

CDO - Collateralized Debt Obligation

CDOR - Canadian Dollar Offering Rate

CMBS - Collateralized Mortgage Backed Security

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

LIBOR - London Interbank Offered Rate

MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.

MTN - Medium Term Note

NIBOR - Norwegian Interbank Offered Rate

STIBOR - Stockholm Interbank Offered Rate

Variable rates - The rates shown on variable rate notes are the current interest rates at May 31, 2007, which are subject to change based on the terms of the security.

XL - Insured as to the payment of principal and interest by XL Capital Assurance.

(a)          All or a portion of this security has been segregated to cover collateral requirements on reverse repurchase agreements.

(b)         All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and/or collateral on open swap contracts.

(c)          Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.

Certain securities held by the Fund are valued on the basis of a price provided by a single source.  The prices provided may differ from the value that would be realized if the securities were sold and the differences could be material.  As of May 31, 2007, the total value of these securities represented 36.93% of net assets.

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

SEK - Swedish Krona

USD - United States Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov.

Item 2. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded, as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GMO Trust

By (Signature and Title):	/s/ Scott Eston
Scott Eston, Chief Executive Officer

Date:	July 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Scott Eston
Scott Eston, Chief Executive Officer

Date:	July 19, 2007

By (Signature and Title):	/s/ Sheppard N. Burnett
Sheppard N. Burnett, Chief Financial Officer

Date:	July 19, 2007